UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments September 30, 2017 (unaudited)

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 90.3%
Air Freight & Logistics | 4.9%
United Parcel Service, Inc., Class B	657,395	$78,946,566
Auto Components | 2.3%
Delphi Automotive PLC	368,870	36,296,808
Beverages | 16.8%
Molson Coors Brewing Co., Class B	1,657,222	135,295,604
The Coca-Cola Co.	2,962,555	133,344,601
		268,640,205
Chemicals | 3.1%
PPG Industries, Inc.	461,580	50,155,283
Communications Equipment | 15.2%
Cisco Systems, Inc.	3,686,425	123,974,473
Motorola Solutions, Inc.	1,403,481	119,113,432
		243,087,905
Containers & Packaging | 4.8%
Crown Holdings, Inc. (a)	1,298,960	77,573,891
Food Products | 3.6%
Kellogg Co.	911,405	56,844,330
Health Care Equipment & Supplies | 9.0%
Medtronic PLC	1,861,830	144,794,519
Internet Software & Services | 13.5%
Alphabet, Inc., Class A (a)	140,183	136,498,991
eBay, Inc. (a)	2,065,595	79,442,783
		215,941,774
IT Services | 5.0%
DXC Technology Co.	930,500	79,911,340
Machinery | 0.5%
Wabtec Corp.	99,970	7,572,728
Media | 2.0%
The Madison Square Garden Co., Class A (a)	152,275	32,602,078
Semiconductors & Semiconductor Equipment | 3.9%
Skyworks Solutions, Inc.	610,625	62,222,687
Specialty Retail | 3.3%
AutoZone, Inc. (a)	89,940	53,524,193
Textiles, Apparel & Luxury Goods | 2.4%
Carter’s, Inc.	392,030	38,712,962
Total Common Stocks (Cost $1,329,584,804)		1,446,827,269
Short-Term Investments | 9.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $144,305,174)	144,305,174	144,305,174
Description	Fair Value
Total Investments | 99.3% (Cost $1,473,889,978)	$1,591,132,443
Cash and Other Assets in Excess of Liabilities | 0.7%	11,710,604
Net Assets | 100.0%	$1,602,843,047

Description	Shares	Fair Value
Lazard US Strategic Equity Portfolio
Common Stocks | 96.0%
Aerospace & Defense | 2.1%
United Technologies Corp.	14,975	$1,738,298
Air Freight & Logistics | 3.1%
United Parcel Service, Inc., Class B	21,375	2,566,924
Auto Components | 1.1%
Delphi Automotive PLC	9,285	913,644
Banks | 6.4%
Citigroup, Inc.	39,525	2,875,048
Citizens Financial Group, Inc.	26,300	995,981
SunTrust Banks, Inc.	25,250	1,509,193
		5,380,222
Beverages | 6.9%
Molson Coors Brewing Co., Class B	27,790	2,268,776
The Coca-Cola Co.	77,550	3,490,525
		5,759,301
Biotechnology | 1.9%
Biogen, Inc. (a)	2,850	892,392
Celgene Corp. (a)	4,750	692,645
		1,585,037
Building Products | 0.9%
Johnson Controls International PLC	19,121	770,385
Capital Markets | 4.0%
Intercontinental Exchange, Inc.	28,450	1,954,515
Morgan Stanley	29,700	1,430,649
		3,385,164
Chemicals | 1.3%
Agrium, Inc.	4,100	439,561
PPG Industries, Inc.	6,100	662,826
		1,102,387
Commercial Services & Supplies | 0.5%
Copart, Inc. (a)	12,845	441,483
Communications Equipment | 6.6%
Cisco Systems, Inc.	89,225	3,000,637
Motorola Solutions, Inc.	23,320	1,979,168
Palo Alto Networks, Inc. (a)	3,970	572,077
		5,551,882
Containers & Packaging | 2.0%
Crown Holdings, Inc. (a)	27,725	1,655,737
Diversified Telecommunication Services | 2.5%
AT&T, Inc.	53,750	2,105,387
Electrical Equipment | 1.8%
Eaton Corp. PLC	19,535	1,500,093
Description	Shares	Fair Value
Energy Equipment & Services | 1.6%
Schlumberger, Ltd.	19,120	$1,333,811
Equity Real Estate Investment Trusts (REITs) | 1.4%
Prologis, Inc.	18,000	1,142,280
Food & Staples Retailing | 0.2%
Walgreens Boots Alliance, Inc.	2,600	200,772
Food Products | 1.9%
Kellogg Co.	25,150	1,568,605
Health Care Equipment & Supplies | 3.9%
Medtronic PLC	33,750	2,624,737
Stryker Corp.	4,480	636,250
		3,260,987
Health Care Providers & Services | 0.8%
Humana, Inc.	2,875	700,436
Hotels, Restaurants & Leisure | 1.9%
McDonald’s Corp.	10,325	1,617,721
Industrial Conglomerates | 1.9%
General Electric Co.	27,850	673,413
Honeywell International, Inc.	6,398	906,853
		1,580,266
Insurance | 1.4%
Aon PLC	7,930	1,158,573
Internet Software & Services | 7.8%
Alphabet, Inc., Class A (a)	4,021	3,915,328
Alphabet, Inc., Class C (a)	390	374,053
eBay, Inc. (a)	58,045	2,232,411
		6,521,792
IT Services | 5.4%
CoreLogic, Inc. (a)	9,500	439,090
DXC Technology Co.	12,650	1,086,382
Vantiv, Inc., Class A (a)	12,700	894,969
Visa, Inc., Class A	20,020	2,106,905
		4,527,346
Machinery | 1.0%
Deere & Co.	6,120	768,611
Wabtec Corp.	970	73,477
		842,088
Marine | 0.4%
Kirby Corp. (a)	5,750	379,213
Media | 1.1%
The Madison Square Garden Co., Class A (a)	4,408	943,753
Metals & Mining | 0.5%
Steel Dynamics, Inc.	11,550	398,129

Description	Shares	Fair Value
Lazard US Strategic Equity Portfolio (concluded)
Multiline Retail | 0.5%
Dollar Tree, Inc. (a)	5,000	$434,100
Oil, Gas & Consumable Fuels | 3.8%
Cimarex Energy Co.	4,000	454,680
ConocoPhillips	19,200	960,960
EOG Resources, Inc.	10,025	969,818
Pioneer Natural Resources Co.	5,235	772,372
		3,157,830
Pharmaceuticals | 5.8%
Allergan PLC	3,185	652,766
Pfizer, Inc.	82,844	2,957,531
Zoetis, Inc.	19,404	1,237,199
		4,847,496
Semiconductors & Semiconductor Equipment | 3.5%
Applied Materials, Inc.	13,055	680,035
Cypress Semiconductor Corp.	44,600	669,892
Skyworks Solutions, Inc.	15,885	1,618,681
		2,968,608
Software | 3.2%
Microsoft Corp.	36,500	2,718,885
Specialty Retail | 2.7%
AutoZone, Inc. (a)	1,880	1,118,807
Lowe’s Cos., Inc.	13,900	1,111,166
		2,229,973
Technology Hardware, Storage & Peripherals | 2.4%
Apple, Inc.	13,252	2,042,398
Textiles, Apparel & Luxury Goods | 1.8%
Carter’s, Inc.	8,495	838,881
Lululemon Athletica, Inc. (a)	10,725	667,631
		1,506,512
Total Common Stocks (Cost $69,839,413)		80,537,518
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $2,763,586)	2,763,586	2,763,586
Total Investments | 99.3% (Cost $72,602,999)		$83,301,104
Cash and Other Assets in Excess of Liabilities | 0.7%		573,934
Net Assets | 100.0%		$83,875,038

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 98.1%
Air Freight & Logistics | 1.2%
Echo Global Logistics, Inc. (a)	125,803	$2,371,387
Airlines | 1.6%
Alaska Air Group, Inc.	41,250	3,146,138
Auto Components | 1.6%
Fox Factory Holding Corp. (a)	7,538	324,888
Modine Manufacturing Co. (a)	153,450	2,953,912
		3,278,800
Banks | 10.2%
Bank of the Ozarks, Inc.	42,000	2,018,100
BankUnited, Inc.	40,985	1,457,836
Comerica, Inc.	40,955	3,123,228
Commerce Bancshares, Inc.	62,575	3,614,958
FCB Financial Holdings, Inc., Class A (a)	68,675	3,317,003
Home Bancshares, Inc.	122,900	3,099,538
PacWest Bancorp	72,886	3,681,472
		20,312,135
Biotechnology | 1.3%
Cellectis SA ADR (a)	52,925	1,505,716
Eagle Pharmaceuticals, Inc. (a)	18,950	1,130,178
		2,635,894
Building Products | 2.0%
Owens Corning	23,175	1,792,586
PGT Innovations, Inc. (a)	140,030	2,093,449
		3,886,035
Capital Markets | 1.4%
Morningstar, Inc.	32,365	2,750,701
Chemicals | 3.9%
Ingevity Corp. (a)	30,575	1,910,020
Innospec, Inc.	44,550	2,746,508
Valvoline, Inc.	133,840	3,138,548
		7,795,076
Commercial Services & Supplies | 1.5%
Deluxe Corp.	41,800	3,049,728
Communications Equipment | 1.0%
Ciena Corp. (a)	87,765	1,928,197
Construction Materials | 1.1%
Eagle Materials, Inc.	21,200	2,262,040
Containers & Packaging | 3.3%
Crown Holdings, Inc. (a)	61,935	3,698,758
Graphic Packaging Holding Co.	211,465	2,949,937
		6,648,695
Description	Shares	Fair Value
Electric Utilities | 1.5%
PNM Resources, Inc.	75,335	$3,036,001
Electrical Equipment | 4.1%
Atkore International Group, Inc. (a)	133,860	2,611,609
Generac Holdings, Inc. (a)	59,835	2,748,221
Regal-Beloit Corp.	34,730	2,743,670
		8,103,500
Electronic Equipment, Instruments & Components | 2.5%
Belden, Inc.	29,900	2,407,847
FLIR Systems, Inc.	65,720	2,557,165
		4,965,012
Energy Equipment & Services | 2.8%
NCS Multistage Holdings, Inc.	56,500	1,360,520
Oceaneering International, Inc.	72,315	1,899,715
Patterson-UTI Energy, Inc.	109,350	2,289,789
		5,550,024
Equity Real Estate Investment Trusts (REITs) | 10.0%
American Campus Communities, Inc.	66,065	2,916,770
Camden Property Trust	25,250	2,309,112
DCT Industrial Trust, Inc.	49,513	2,867,793
Extra Space Storage, Inc.	38,560	3,081,715
Healthcare Realty Trust, Inc.	95,320	3,082,649
Kilroy Realty Corp.	36,275	2,579,878
UDR, Inc.	77,385	2,942,952
		19,780,869
Food & Staples Retailing | 0.9%
Sprouts Farmers Market, Inc. (a)	97,355	1,827,353
Food Products | 2.2%
The J.M. Smucker Co.	20,400	2,140,572
The Simply Good Foods Co. (a)	191,800	2,245,978
		4,386,550
Gas Utilities | 1.1%
Northwest Natural Gas Co.	32,950	2,121,980
Health Care Equipment & Supplies | 1.4%
STERIS PLC	31,110	2,750,124
Health Care Providers & Services | 1.7%
AMN Healthcare Services, Inc. (a)	73,150	3,342,955
Household Durables | 1.4%
Leggett & Platt, Inc.	57,060	2,723,474
Independent Power & Renewable Electricity Producers | 1.7%
Pattern Energy Group, Inc.	137,175	3,305,917
Insurance | 4.0%
Arch Capital Group, Ltd. (a)	34,375	3,385,938
Reinsurance Group of America, Inc.	23,525	3,282,443

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Validus Holdings, Ltd.	25,315	$1,245,751
		7,914,132
Internet Software & Services | 1.3%
j2 Global, Inc.	34,160	2,523,741
IT Services | 3.7%
CoreLogic, Inc. (a)	60,945	2,816,878
Leidos Holdings, Inc.	45,875	2,716,717
Vantiv, Inc., Class A (a)	24,550	1,730,039
		7,263,634
Life Sciences Tools & Services | 1.3%
INC Research Holdings, Inc., Class A (a)	51,075	2,671,223
Machinery | 5.6%
Mueller Water Products, Inc., Class A	166,925	2,136,640
Proto Labs, Inc. (a)	24,110	1,936,033
Snap-on, Inc.	12,085	1,800,786
TriMas Corp. (a)	45,301	1,223,127
Wabtec Corp.	25,880	1,960,410
Woodward, Inc.	25,495	1,978,667
		11,035,663
Marine | 1.4%
Kirby Corp. (a)	43,680	2,880,696
Media | 2.4%
Emerald Expositions Events, Inc.	88,575	2,058,483
Scholastic Corp.	71,612	2,663,966
		4,722,449
Oil, Gas & Consumable Fuels | 1.3%
HollyFrontier Corp.	27,800	999,966
Matador Resources Co. (a)	57,155	1,551,758
		2,551,724
Pharmaceuticals | 1.0%
Catalent, Inc. (a)	47,955	1,914,364
Professional Services | 1.4%
FTI Consulting, Inc. (a)	76,310	2,707,479
Semiconductors & Semiconductor Equipment | 3.6%
Cypress Semiconductor Corp.	187,080	2,809,941
Microsemi Corp. (a)	38,690	1,991,761
Versum Materials, Inc.	61,980	2,406,064
		7,207,766
Software | 2.4%
Bottomline Technologies de, Inc. (a)	92,885	2,956,530
BroadSoft, Inc. (a)	35,390	1,780,117
		4,736,647
Description	Shares	Fair Value
Specialty Retail | 2.4%
Chico’s FAS, Inc.	135,425	$1,212,054
Floor & Decor Holdings, Inc., Class A	31,200	1,214,616
Tractor Supply Co.	38,075	2,409,766
		4,836,436
Textiles, Apparel & Luxury Goods | 3.3%
Carter’s, Inc.	27,050	2,671,187
Lululemon Athletica, Inc. (a)	26,450	1,646,513
Steven Madden, Ltd. (a)	53,455	2,314,601
		6,632,301
Thrifts & Mortgage Finance | 1.6% Washington Federal, Inc.	95,745	3,221,819
Total Common Stocks (Cost $170,722,004)		194,778,659
Total Investments | 98.1% (Cost $170,722,004)		$194,778,659
Cash and Other Assets in Excess of Liabilities | 1.9%		3,797,090
Net Assets | 100.0%		$198,575,749

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 95.5%
Australia | 2.9%
BHP Billiton PLC	4,655,587	$82,024,626
Caltex Australia, Ltd.	1,021,060	25,786,484
		107,811,110
Belgium | 2.7%
Anheuser-Busch InBev SA/NV	581,240	69,473,621
KBC Group NV	358,932	30,423,551
		99,897,172
Brazil | 1.0%
BB Seguridade Participacoes SA	4,155,400	37,563,457
Canada | 4.8%
Canadian National Railway Co.	606,210	50,226,399
National Bank of Canada	1,202,100	57,853,020
Suncor Energy, Inc.	2,002,110	70,168,119
		178,247,538
Denmark | 2.6%
AP Moller-Maersk A/S, Class B	27,782	52,782,719
Carlsberg A/S, Class B	414,494	45,406,202
		98,188,921
Finland | 1.4%
Sampo Oyj, A Shares	1,023,100	54,114,567
France | 11.0%
Air Liquide SA	502,544	66,976,831
Capgemini SE	740,035	86,676,201
Cie Generale des Etablissements Michelin	483,954	70,730,053
Safran SA	287,293	29,352,434
Valeo SA	866,793	64,413,867
Vinci SA	958,446	91,096,075
		409,245,461
Germany | 4.2%
Deutsche Post AG	1,335,753	59,463,762
SAP SE	891,549	97,669,501
		157,133,263
Ireland | 3.5%
Ryanair Holdings PLC Sponsored ADR (a)	441,749	46,569,180
Shire PLC	1,688,253	86,006,173
		132,575,353
Italy | 1.7%
UniCredit SpA (a)	2,950,114	62,831,070
Japan | 15.7%
Daiwa House Industry Co., Ltd.	3,124,480	107,951,652
Don Quijote Holdings Co., Ltd.	2,003,200	75,124,352
Description	Shares	Fair Value
Hoshizaki Corp.	285,400	$25,100,010
Isuzu Motors, Ltd.	4,157,800	55,153,619
Kao Corp.	616,280	36,337,703
KDDI Corp.	1,723,700	45,474,839
Makita Corp.	1,413,400	57,146,259
Seven & I Holdings Co., Ltd.	781,400	30,181,057
Sony Corp.	1,318,000	49,057,975
Sumitomo Mitsui Financial Group, Inc.	1,517,500	58,374,640
United Arrows, Ltd.	726,600	26,417,077
Yamaha Corp.	502,500	18,540,832
		584,860,015
Luxembourg | 0.6%
Tenaris SA	1,596,489	22,628,449
Netherlands | 5.5%
Koninklijke KPN NV	8,977,638	30,834,077
Royal Dutch Shell PLC, A Shares	3,282,027	98,903,807
Wolters Kluwer NV	1,599,797	73,927,949
		203,665,833
Norway | 2.9%
Statoil ASA	2,251,362	45,163,851
Telenor ASA	2,903,014	61,518,806
		106,682,657
Singapore | 2.2%
DBS Group Holdings, Ltd.	3,544,300	54,535,762
NetLink NBN Trust	44,289,000	26,944,867
		81,480,629
Spain | 1.1%
Red Electrica Corporacion SA	2,015,557	42,355,886
Sweden | 3.9%
Assa Abloy AB, Class B	3,367,575	77,058,400
Nordea Bank AB	5,109,592	69,406,701
		146,465,101
Switzerland | 6.4%
Ferguson PLC	1,186,014	77,821,977
Julius Baer Group, Ltd.	786,034	46,589,523
Novartis AG	1,313,069	112,676,188
		237,087,688
Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	1,435,700	53,910,535
Turkey | 0.7%
Turkiye Garanti Bankasi AS	9,278,344	25,228,510
United Kingdom | 15.2%
British American Tobacco PLC	1,601,723	100,140,931
BT Group PLC	7,713,403	29,346,299

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
ConvaTec Group PLC	9,475,544	$34,788,474
Diageo PLC	1,781,518	58,566,436
Howden Joinery Group PLC	4,753,043	27,476,265
Informa PLC	4,145,802	37,371,149
Prudential PLC	5,263,449	126,030,901
RELX PLC	3,370,619	73,946,802
Unilever PLC	1,332,823	77,146,435
		564,813,692
United States | 4.1%
Aon PLC	585,075	85,479,458
Medtronic PLC	871,100	67,745,447
		153,224,905
Total Common Stocks (Cost $3,121,534,660)		3,560,011,812
Total Investments | 95.5% (Cost $3,121,534,660)		$3,560,011,812
Cash and Other Assets in Excess of Liabilities | 4.5%		166,171,123
Net Assets | 100.0%		$3,726,182,935

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 95.8%
Australia | 1.7%
BHP Billiton, Ltd.	44,039	$890,336
Belgium | 2.7%
Anheuser-Busch InBev SA/NV	8,168	976,293
KBC Group NV	4,982	422,281
		1,398,574
Brazil | 3.1%
BB Seguridade Participacoes SA	81,300	734,926
Cia de Saneamento Basico do Estado de Sao Paulo	39,300	412,959
Cielo SA	68,340	474,279
		1,622,164
Canada | 2.9%
Canadian National Railway Co.	8,400	695,966
Suncor Energy, Inc.	22,800	799,074
		1,495,040
China | 2.5%
Tencent Holdings, Ltd.	30,200	1,305,611
Denmark | 1.7%
Carlsberg A/S, Class B	7,812	855,774
Finland | 2.0%
Sampo Oyj, A Shares	20,013	1,058,542
France | 5.6%
Cie Generale des Etablissements Michelin	5,107	746,390
Valeo SA	15,541	1,154,896
Vinci SA	10,536	1,001,400
		2,902,686
Germany | 4.5%
Continental AG	2,308	585,806
Deutsche Post AG	9,922	441,698
SAP SE	11,656	1,276,919
		2,304,423
India | 1.0%
ICICI Bank, Ltd. Sponsored ADR	58,355	499,519
Indonesia | 1.9%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	28,608	981,254
Ireland | 2.9%
Ryanair Holdings PLC Sponsored ADR (a)	4,327	456,152
Shire PLC	20,644	1,051,686
		1,507,838
Description	Shares	Fair Value
Italy | 0.7%
Banca Mediolanum SpA	42,424	$371,425
Japan | 12.4%
Daiwa House Industry Co., Ltd.	37,600	1,299,090
FANUC Corp.	1,800	364,966
Kao Corp.	6,700	395,052
KDDI Corp.	19,100	503,898
Makita Corp.	24,300	982,492
Ryohin Keikaku Co., Ltd.	3,400	1,002,036
Sony Corp.	14,400	535,990
Sumitomo Mitsui Financial Group, Inc.	20,176	776,123
Tokyo Electron, Ltd.	3,600	554,974
		6,414,621
Netherlands | 3.8%
Royal Dutch Shell PLC, A Shares	33,334	1,007,996
Wolters Kluwer NV	20,988	969,873
		1,977,869
Norway | 2.8%
Statoil ASA	37,647	755,224
Telenor ASA	31,697	671,703
		1,426,927
Philippines | 0.6%
Alliance Global Group, Inc. (a)	1,045,000	329,955
Russia | 0.9%
Yandex NV Class A (a)	14,355	472,997
Singapore | 1.5%
DBS Group Holdings, Ltd.	49,300	758,574
South Africa | 1.5%
Mr. Price Group, Ltd.	19,445	258,593
Sanlam, Ltd.	107,237	536,662
		795,255
South Korea | 2.3%
Samsung Electronics Co., Ltd.	538	1,209,267
Spain | 1.1%
Red Electrica Corporacion SA	27,156	570,669
Sweden | 3.0%
Assa Abloy AB, Class B	44,162	1,010,535
Nordea Bank AB	39,371	534,800
		1,545,335
Switzerland | 4.5%
Cie Financiere Richemont SA	4,621	422,330
Ferguson PLC	11,693	767,253
Novartis AG	12,956	1,111,771
		2,301,354

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Taiwan | 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	207,341	$1,491,223
Thailand | 1.0%
Kasikornbank Public Co. Ltd.	78,100	501,887
Turkey | 2.2%
KOC Holding AS	71,772	329,501
Turkcell Iletisim Hizmetleri AS	220,462	786,059
		1,115,560
United Kingdom | 16.2%
Ashtead Group PLC	22,227	536,517
Associated British Foods PLC	14,830	635,024
British American Tobacco PLC	19,533	1,221,218
Compass Group PLC	39,053	829,128
ConvaTec Group PLC	101,408	372,309
London Stock Exchange Group PLC	12,296	631,667
Prudential PLC	64,030	1,533,169
RELX PLC	29,730	652,236
Unilever PLC	21,103	1,221,484
Worldpay Group PLC	138,418	754,926
		8,387,678
United States | 5.9%
Accenture PLC, Class A	8,200	1,107,574
Aon PLC	6,560	958,416
Medtronic PLC	12,425	966,292
		3,032,282
Total Common Stocks (Cost $42,540,254)		49,524,639
Short-Term Investments | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $1,970,944)	1,970,944	$1,970,944
Total Investments | 99.6% (Cost $44,511,198)		$51,495,583
Cash and Other Assets in Excess of Liabilities | 0.4%		200,522
Net Assets | 100.0%		$51,696,105

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 95.8%
Australia | 2.8%
Amcor, Ltd.	153,958	$1,842,212
Belgium | 4.6%
Anheuser-Busch InBev SA/NV	24,782	2,962,107
Brazil | 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo	112,900	1,186,339
Canada | 8.7%
National Bank of Canada	63,006	3,032,266
Suncor Energy, Inc.	73,735	2,584,197
		5,616,463
China | 6.1%
Tencent Holdings, Ltd.	91,418	3,952,196
Denmark | 2.2%
AP Moller-Maersk A/S, Class B	762	1,447,715
France | 14.6%
Capgemini SE	18,126	2,122,998
Valeo SA	40,528	3,011,751
Vinci SA	27,301	2,594,840
Vivendi SA	69,420	1,757,982
		9,487,571
India | 1.4%
ICICI Bank, Ltd. Sponsored ADR	105,705	904,835
Ireland | 5.3%
Shire PLC	68,010	3,464,694
Japan | 7.0%
Daifuku Co., Ltd.	42,300	2,087,661
Kao Corp.	41,280	2,433,991
		4,521,652
Netherlands | 5.2%
Wolters Kluwer NV	72,307	3,341,367
Singapore | 2.6%
DBS Group Holdings, Ltd.	107,800	1,658,707
South Korea | 3.0%
Samsung Electronics Co., Ltd.	871	1,957,754
Taiwan | 4.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	70,617	2,651,668
Turkey | 4.1%
Turkcell Iletisim Hizmetleri AS	753,364	2,686,126
United Kingdom | 15.2%
British American Tobacco PLC	50,075	3,130,727
ConvaTec Group PLC	486,020	1,784,372
Description	Shares	Fair Value
Prudential PLC	131,008	$3,136,927
Rio Tinto PLC	39,009	1,815,843
		9,867,869
United States | 7.1%
Aon PLC	13,820	2,019,102
Medtronic PLC	33,279	2,588,108
		4,607,210
Total Common Stocks (Cost $57,749,647)		62,156,485
Short-Term Investments | 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $2,575,559)	2,575,559	2,575,559
Total Investments | 99.8% (Cost $60,325,206)		$64,732,044
Cash and Other Assets in Excess of Liabilities | 0.2%		99,874
Net Assets | 100.0%		$64,831,918

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 94.2%
Brazil | 0.7%
Cielo SA	6,655,040	$46,185,933
Canada | 5.4%
Bombardier, Inc., Class B (a)	30,123,800	54,562,042
CAE, Inc.	4,488,970	78,536,738
National Bank of Canada	2,578,520	124,095,473
Suncor Energy, Inc.	3,426,218	120,078,953
		377,273,206
China | 2.6%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	448,800	77,512,248
Tencent Holdings, Ltd.	2,379,900	102,888,183
		180,400,431
Denmark | 2.5%
Carlsberg A/S, Class B	1,560,309	170,925,770
Finland | 4.0%
Metso OYJ	1,090,279	40,001,579
Sampo Oyj, A Shares	4,528,533	239,526,541
		279,528,120
France | 6.7%
Faurecia	1,497,785	103,986,971
Safran SA	538,927	55,061,624
Television Francaise 1	3,756,861	54,878,309
Valeo SA	1,535,070	114,075,442
Vivendi SA	5,525,506	139,927,086
		467,929,432
Germany | 3.5%
Fresenius SE & Co. KGaA	1,175,013	94,782,072
KION Group AG	1,515,495	145,030,558
		239,812,630
India | 1.1%
Housing Development Finance Corp., Ltd.	2,961,260	79,055,836
Indonesia | 0.1%
PT Media Nusantara Citra Tbk	91,780,900	8,991,864
Ireland | 5.2%
Bank of Ireland Group PLC (a)	12,314,699	100,888,808
Kerry Group PLC, Class A	846,842	81,424,743
Shire PLC	3,526,847	179,671,301
		361,984,852
Italy | 2.6%
UniCredit SpA (a)	8,397,721	178,853,359
Japan | 17.6%
AEON Financial Service Co., Ltd.	5,218,500	109,455,390
Description	Shares	Fair Value
CyberAgent, Inc.	2,975,300	$87,220,036
Daiwa House Industry Co., Ltd.	5,047,200	174,382,162
Don Quijote Holdings Co., Ltd.	4,731,100	177,426,528
FANUC Corp.	670,700	135,990,461
Hoshizaki Corp.	555,200	48,828,050
Kao Corp.	1,499,800	88,432,672
Makita Corp.	3,335,300	134,852,072
Shimano, Inc.	571,100	76,181,246
Tokyo Electron, Ltd.	923,100	142,304,548
Yamaha Corp.	1,351,100	49,851,778
		1,224,924,943
Luxembourg | 0.7%
ArcelorMittal (a)	1,843,446	47,591,255
Netherlands | 1.6%
Wolters Kluwer NV	2,344,172	108,326,136
New Zealand | 1.0%
Z Energy, Ltd.	12,721,365	67,675,281
Norway | 2.0%
Statoil ASA	7,010,781	140,641,029
Philippines | 0.8%
GT Capital Holdings, Inc.	2,459,530	56,239,459
Singapore | 1.6%
DBS Group Holdings, Ltd.	7,357,500	113,209,060
Sweden | 3.5%
Assa Abloy AB, Class B	3,715,840	85,027,560
Hexagon AB, B Shares	1,639,167	81,442,341
Swedbank AB, A Shares	2,688,666	74,353,450
		240,823,351
Switzerland | 4.8%
Cie Financiere Richemont SA	1,192,252	108,964,178
Julius Baer Group, Ltd.	2,727,901	161,687,161
Partners Group Holding AG	95,698	65,017,528
		335,668,867
Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	14,689,000	105,645,168
United Kingdom | 19.2%
Ashtead Group PLC	3,425,610	82,687,700
Associated British Foods PLC	906,150	38,801,520
British American Tobacco PLC	3,593,449	224,665,143
Coca-Cola European Partners PLC	3,340,085	140,096,858
Compass Group PLC	5,583,569	118,543,832
ConvaTec Group PLC	6,567,440	24,111,673
Diageo PLC	5,099,887	167,656,015
Informa PLC	19,269,642	173,700,690

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Merlin Entertainments PLC	10,453,465	$62,442,766
Prudential PLC	9,949,973	238,247,594
Worldpay Group PLC	11,827,605	64,507,296
		1,335,461,087
United States | 5.5%
Accenture PLC, Class A	995,860	134,510,810
Aon PLC	894,440	130,677,684
Medtronic PLC	1,465,700	113,987,489
		379,175,983
Total Common Stocks (Cost $5,529,931,497)		6,546,323,052
Short-Term Investment | 4.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $341,361,463)	341,361,463	341,361,463
Total Investments | 99.1% (Cost $5,871,292,960)		$6,887,684,515
Cash and Other Assets in Excess of Liabilities | 0.9%		64,500,208
Net Assets | 100.0%		$6,952,184,723

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 100.4%
Australia | 6.6%
Aristocrat Leisure, Ltd.	2,235	$36,968
BlueScope Steel, Ltd.	430	3,704
CIMIC Group, Ltd.	153	5,324
Cochlear, Ltd.	177	22,149
CSL, Ltd.	505	53,092
Fortescue Metals Group, Ltd.	2,807	11,365
Newcrest Mining, Ltd.	373	6,129
Qantas Airways, Ltd.	1,090	5,001
Resolute Mining, Ltd.	3,032	2,437
South32, Ltd.	4,046	10,430
Woodside Petroleum, Ltd.	482	11,047
		167,646
Austria | 0.3%
Lenzing AG	52	7,549
Belgium | 0.2%
Ontex Group NV	138	4,700
Denmark | 3.5%
AP Moller-Maersk A/S, Class B	4	7,600
Nets A/S (a)	255	6,602
Novo Nordisk A/S, Class B	879	42,199
Vestas Wind Systems A/S	377	33,833
		90,234
Faeroe Islands | 0.2%
Bakkafrost P/F	119	5,467
Finland | 0.1%
Orion Oyj, Class B	76	3,528
France | 9.2%
Air France-KLM (a)	599	9,446
AXA SA	1,534	46,407
BNP Paribas SA	47	3,793
Credit Agricole SA	1,826	33,202
Faurecia	129	8,956
Ipsen SA	45	5,987
Peugeot SA	1,091	25,986
Safran SA	57	5,824
Sanofi	217	21,571
Societe Generale SA	657	38,435
TOTAL SA	459	24,686
Unibail-Rodamco SE REIT	16	3,895
Valeo SA	86	6,391
		234,579
Germany | 10.4%
Allianz SE	85	19,084
Description	Shares	Fair Value
BASF SE	193	$20,539
Bayer AG	92	12,537
Continental AG	160	40,611
Covestro AG	344	29,578
Deutsche Lufthansa AG	943	26,203
Deutsche Post AG	115	5,119
Deutsche Telekom AG	1,128	21,044
E.ON SE	797	9,020
Infineon Technologies AG	748	18,804
Rheinmetall AG	74	8,343
SAP SE	376	41,191
Siltronic AG (a)	65	8,067
United Internet AG	85	5,295
		265,435
Hong Kong | 3.4%
China Cord Blood Corp. (a)	300	3,336
CK Asset Holdings, Ltd.	500	4,159
CK Hutchison Holdings, Ltd.	500	6,417
I-CABLE Communications, Ltd. (a)	3,714	121
Jardine Matheson Holdings, Ltd.	247	15,651
The Wharf Holdings, Ltd.	3,814	33,993
WH Group, Ltd.	7,989	8,507
Wheelock & Co., Ltd.	1,000	7,033
Xinyi Glass Holdings, Ltd.	8,000	7,909
		87,126
India | 0.2%
Vedanta Resources PLC	340	3,974
Ireland | 0.4%
AerCap Holdings NV (a)	114	5,826
Ryanair Holdings PLC Sponsored ADR (a)	52	5,482
		11,308
Italy | 1.7%
Assicurazioni Generali SpA	573	10,688
Banca Generali SpA	296	10,280
Intesa Sanpaolo SpA	4,701	16,624
Poste Italiane SpA	634	4,670
		42,262
Japan | 23.6%
Adastria Co., Ltd.	200	4,523
Asahi Glass Co., Ltd.	1,000	37,138
Canon, Inc.	800	27,344
Daito Trust Construction Co., Ltd.	100	18,223
Daiwa House Industry Co., Ltd.	900	31,095
East Japan Railway Co. ADR	714	10,946
Fujitsu, Ltd.	1,000	7,451
Haseko Corp.	1,100	14,671

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Hitachi, Ltd.	2,000	$14,108
Itochu Techno-Solutions Corp.	100	3,736
JXTG Holdings, Inc.	900	4,641
Kakaku.com, Inc.	300	3,825
Kanamoto Co., Ltd.	100	3,156
Kao Corp.	100	5,896
KDDI Corp.	700	18,468
Kobe Bussan Co., Ltd.	100	4,492
Kyushu Electric Power Co., Inc.	400	4,256
Lion Corp.	100	1,832
Maeda Corp.	1,000	12,222
Maruha Nichiro Corp.	300	8,829
Mitsubishi Chemical Holdings Corp.	2,200	20,985
Mitsubishi Electric Corp.	600	9,386
Mitsubishi UFJ Financial Group, Inc.	9,700	63,029
Morinaga Milk Industry Co., Ltd.	200	7,643
MS&AD Insurance Group Holdings, Inc.	300	9,682
Nippon Denko Co., Ltd.	1,200	4,810
Nippon Steel & Sumitomo Metal Corp.	200	4,597
Nippon Telegraph & Telephone Corp.	594	27,242
Nissan Motor Co., Ltd.	2,588	25,644
Nomura Holdings, Inc.	1,700	9,525
NTT DOCOMO, Inc.	700	16,000
ORIX Corp.	1,600	25,828
Penta-Ocean Construction Co., Ltd.	800	5,049
Prima Meat Packers, Ltd.	2,000	13,580
SBI Holdings, Inc.	1,500	22,608
Shionogi & Co., Ltd.	100	5,471
Sompo Holdings, Inc.	500	19,497
Start Today Co., Ltd.	300	9,518
Taisei Corp.	200	10,494
Teijin, Ltd.	700	13,808
Tokyo Electron, Ltd.	100	15,416
Tokyo Gas Co., Ltd.	200	4,904
Toyo Seikan Group Holdings, Ltd.	300	5,017
West Japan Railway Co.	201	13,981
		600,566
Luxembourg | 0.5%
B&M European Value Retail SA	2,372	12,320
Netherlands | 3.2%
Aegon NV	805	4,690
BE Semiconductor Industries NV	76	5,293
Royal Dutch Shell PLC, A Shares	1,724	51,953
Wolters Kluwer NV	445	20,564
		82,500
Description	Shares	Fair Value
New Zealand | 0.2%
a2 Milk Co., Ltd. (a)	1,240	$5,768
Norway | 2.8%
Aker BP ASA	398	7,712
Salmar ASA	164	4,633
Statoil ASA	2,528	50,713
Telenor ASA	366	7,756
		70,814
Portugal | 0.4%
Jeronimo Martins SGPS SA	462	9,113
Singapore | 1.4%
United Overseas Bank, Ltd.	1,200	20,796
UOL Group, Ltd.	900	5,395
Venture Corp., Ltd.	800	10,419
		36,610
South Africa | 0.2%
Mondi PLC	188	5,055
Spain | 3.2%
Banco Bilbao Vizcaya Argentaria SA	1,828	16,292
Banco Santander SA	6,720	46,917
Industria de Diseno Textil SA	128	4,824
Siemens Gamesa Renewable Energy SA	366	4,778
Telefonica SA	725	7,886
		80,697
Sweden | 3.5%
Bonava AB, B Shares	206	3,335
Electrolux AB, Series B	1,007	34,241
Husqvarna AB, B Shares	418	4,304
Sandvik AB	679	11,728
Swedish Orphan Biovitrum AB (a)	340	5,251
Volvo AB, Class B	1,502	28,957
		87,816
Switzerland | 7.2%
Adecco Group AG	101	7,866
Logitech International SA	207	7,548
Nestle SA	600	50,251
Partners Group Holding AG	23	15,626
Roche Holding AG	334	85,253
Swiss Life Holding AG	29	10,215
UBS Group AG	308	5,264
		182,023
United Kingdom | 16.8%
Admiral Group PLC	852	20,759
Ashtead Group PLC	324	7,821
Associated British Foods PLC	379	16,229

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
BT Group PLC	4,283	$16,295
Centrica PLC	9,814	24,595
Crest Nicholson Holdings PLC	672	4,980
Dixons Carphone PLC	2,257	5,856
Electrocomponents PLC	647	5,385
Fevertree Drinks PLC	384	11,255
GlaxoSmithKline PLC	472	9,416
Hargreaves Lansdown PLC	608	12,060
Howden Joinery Group PLC	1,267	7,324
Imperial Brands PLC	96	4,097
International Consolidated Airlines Group SA	3,306	26,340
Land Securities Group PLC REIT	834	10,882
Lloyds Banking Group PLC	34,228	31,068
Persimmon PLC	417	14,428
Redrow PLC	718	5,701
Royal Bank of Scotland Group PLC (a)	3,693	13,280
Smith & Nephew PLC	996	18,009
SSE PLC	1,798	33,650
SSP Group PLC	780	5,619
Subsea 7 SA	870	14,302
Taylor Wimpey PLC	4,026	10,547
Unilever NV	1,317	77,976
Vodafone Group PLC	3,173	8,888
Wm Morrison Supermarkets PLC	3,198	10,033
		426,795
United States | 1.2%
Carnival PLC	199	12,663
ICON PLC (a)	100	11,388
International Game Technology PLC	218	5,352
		29,403
Total Common Stocks (Cost $2,302,714)		2,553,288
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $29,303)	29,303	29,303
Total Investments | 101.6% (Cost $2,332,017)		$2,582,591
Liabilities in Excess of Cash and Other Assets | (1.6)%		(40,400)
Net Assets | 100.0%		$2,542,191

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 96.6%
Australia | 3.8%
carsales.com, Ltd.	85,258	$861,042
Hansen Technologies, Ltd.	273,500	719,997
MYOB Group, Ltd.	291,763	789,656
Pact Group Holdings, Ltd.	170,544	703,070
		3,073,765
Belgium | 1.8%
Kinepolis Group NV	21,795	1,447,313
Canada | 4.9%
Alaris Royalty Corp.	30,800	507,759
Altus Group, Ltd.	42,865	1,091,421
Intertape Polymer Group, Inc.	45,800	668,050
StorageVault Canada, Inc.	367,300	632,895
The Descartes Systems Group, Inc. (a)	37,400	1,020,014
		3,920,139
Denmark | 0.9%
Dfds A/S	11,975	684,078
France | 1.0%
Chargeurs SA	26,780	813,480
Germany | 8.6%
Aroundtown SA	244,728	1,752,193
AURELIUS Equity Opportunities SE & Co. KGaA	15,655	1,028,885
CompuGroup Medical SE	20,147	1,141,059
Duerr AG	7,616	1,018,503
Norma Group SE	14,726	968,785
PATRIZIA Immobilien AG (a)	46,221	963,666
		6,873,091
Hong Kong | 0.8%
Tongda Group Holdings, Ltd.	2,360,000	633,890
Ireland | 2.0%
Dalata Hotel Group PLC (a)	140,025	915,151
Irish Continental Group PLC	107,568	718,997
		1,634,148
Israel | 1.7%
Orbotech, Ltd. (a)	14,800	624,708
Taptica international, Ltd.	138,750	753,067
		1,377,775
Italy | 2.4%
Cerved Information Solutions SpA	91,353	1,079,963
EI Towers SpA	14,123	835,433
		1,915,396
Description	Shares	Fair Value
Japan | 27.1%
ABC-Mart, Inc.	11,700	$617,789
Ai Holdings Corp.	32,860	823,409
Anicom Holdings, Inc.	32,300	833,943
Ariake Japan Co., Ltd.	14,400	1,036,244
CyberAgent, Inc.	23,500	688,896
Daikyonishikawa Corp.	63,500	1,023,492
Dip Corp.	35,700	815,980
Financial Products Group Co., Ltd.	102,137	1,134,348
GMO internet, Inc.	79,600	970,187
Iriso Electronics Co., Ltd.	28,082	1,470,825
Jafco Co., Ltd.	25,000	1,278,925
MISUMI Group, Inc.	30,900	816,570
Nissei ASB Machine Co., Ltd.	32,800	1,320,424
Persol Holdings Co., Ltd.	45,200	1,055,817
Sanwa Holdings Corp.	87,400	1,003,181
Sawai Pharmaceutical Co., Ltd.	11,100	630,584
Seria Co., Ltd.	20,400	1,135,467
Skylark Co., Ltd.	49,025	724,477
TechnoPro Holdings, Inc.	29,545	1,399,819
Toridoll Holdings Corp.	35,700	1,076,151
USS Co., Ltd.	47,800	964,721
Zenkoku Hosho Co., Ltd.	23,542	989,339
		21,810,588
Luxembourg | 1.6%
Stabilus SA	14,438	1,310,366
Netherlands | 1.5%
Aalberts Industries NV	24,574	1,188,206
New Zealand | 0.9%
Z Energy, Ltd.	136,995	728,788
Portugal | 0.8%
NOS SGPS SA	109,503	678,221
Singapore | 1.9%
NetLink NBN Trust	946,000	575,535
XP Power, Ltd.	24,947	928,114
		1,503,649
South Korea | 0.5%
Douzone Bizon Co., Ltd.	15,468	421,691
Spain | 1.0%
Hispania Activos Inmobiliarios SOCIMI SA REIT	45,229	815,214
Sweden | 7.7%
Alimak Group AB	47,592	867,768
Cloetta AB Class B	238,388	820,368
Granges AB	84,901	973,225
Indutrade AB	31,252	826,289

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Inwido AB	58,011	$738,961
Lifco AB, B Shares	27,639	901,540
Loomis AB, B Shares	26,573	1,056,164
		6,184,315
Switzerland | 1.3%
Kardex AG	8,775	1,044,883
Taiwan | 2.4%
Elite Material Co., Ltd.	115,000	547,530
Primax Electronics, Ltd.	266,000	659,763
Silicon Motion Technology Corp. ADR	15,205	730,296
		1,937,589
Turkey | 0.8%
Soda Sanayii AS	437,042	624,344
United Kingdom | 19.4%
Arrow Global Group PLC	150,534	862,908
Ascential PLC	198,636	915,418
Auto Trader Group PLC	161,820	851,200
Burford Capital, Ltd.	36,595	507,741
Clinigen Healthcare, Ltd.	89,410	1,278,647
Dignity PLC	31,449	971,878
Equiniti Group PLC	304,660	1,229,558
Hunting PLC (a)	83,117	529,212
John Wood Group PLC	73,135	666,966
Polypipe Group PLC	210,411	1,188,872
Rentokil Initial PLC	281,812	1,136,154
Rightmove PLC	16,768	908,938
RPC Group PLC	127,584	1,693,553
Savills PLC	84,400	1,053,529
Smart Metering Systems PLC	118,901	1,106,567
Workspace Group PLC REIT	58,022	690,604
		15,591,745
United States | 1.8%
Core Laboratories NV	6,560	647,472
Samsonite International SA	191,100	820,036
		1,467,508
Total Common Stocks (Cost $59,862,591)		77,680,182
Rights | 0.2%
United Kingdom | 0.2%
Equiniti Group PLC Expires 10/16/2017 (Cost $0)	65,284	100,603
Description	Shares	Fair Value
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $1,888,812)	1,888,812	$1,888,812
Total Investments | 99.1% (Cost $61,751,403)		$79,669,597
Cash and Other Assets in Excess of Liabilities | 0.9%		755,883
Net Assets | 100.0%		$80,425,480

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 96.5%
Australia | 4.5%
Computershare, Ltd.	19,777	$225,345
Italy | 8.1%
Atlantia SpA	7,207	227,532
Terna SpA	30,307	177,022
		404,554
Japan | 2.5%
Miraca Holdings, Inc.	2,700	125,555
Luxembourg | 6.1%
SES SA	13,959	305,222
United States | 75.3%
Alphabet, Inc., Class C (a)	200	191,822
Cisco Systems, Inc.	6,700	225,321
Coach, Inc.	2,500	100,725
Emerson Electric Co.	800	50,280
Express Scripts Holding Co. (a)	4,800	303,984
H&R Block, Inc.	8,400	222,516
Intel Corp.	3,300	125,664
International Game Technology PLC	12,400	304,420
MasterCard, Inc., Class A	1,100	155,320
McKesson Corp.	1,000	153,610
Medtronic PLC	2,600	202,202
Microsoft Corp.	2,700	201,123
Monsanto Co.	1,700	203,694
Nielsen Holdings PLC	3,700	153,402
Norfolk Southern Corp.	800	105,792
Omnicom Group, Inc.	1,300	96,291
Oracle Corp.	4,700	227,292
QUALCOMM, Inc.	4,400	228,140
Stericycle, Inc. (a)	4,200	300,804
Visa, Inc., Class A	1,000	105,240
WW Grainger, Inc.	600	107,850
		3,765,492
Total Common Stocks (Cost $4,826,071)		4,826,168
Total Investments | 96.5% (Cost $4,826,071)		$4,826,168
Cash and Other Assets in Excess of Liabilities | 3.5%		173,128
Net Assets | 100.0%		$4,999,296

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 96.7%
Australia | 0.9%
Link Administration Holdings, Ltd.	77,935	$462,076
Brazil | 1.9%
Ambev SA	80,200	532,784
Cielo SA	58,320	404,741
		937,525
Canada | 4.1%
CAE, Inc.	23,500	411,144
Canadian National Railway Co.	10,165	842,202
National Bank of Canada	17,295	832,350
		2,085,696
China | 3.0%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	3,785	653,707
Tencent Holdings, Ltd.	19,320	835,245
		1,488,952
Denmark | 1.1%
Carlsberg A/S, Class B	5,230	572,926
Finland | 1.0%
Sampo Oyj, A Shares	9,093	480,954
France | 1.1%
Ubisoft Entertainment SA (a)	7,767	533,365
Germany | 2.9%
Continental AG	2,693	683,525
Symrise AG	9,985	758,772
		1,442,297
Hong Kong | 1.4%
AIA Group, Ltd.	95,945	711,557
India | 0.7%
Indiabulls Housing Finance, Ltd. GDR (b)	17,955	331,808
Ireland | 1.5%
Shire PLC	15,029	765,636
Israel | 0.8%
Israel Discount Bank, Ltd., Class A (a)	150,509	379,511
Japan | 7.1%
AEON Financial Service Co., Ltd.	26,325	552,153
Daiwa House Industry Co., Ltd.	20,485	707,762
Kao Corp.	7,900	465,808
Ryohin Keikaku Co., Ltd.	2,860	842,889
TechnoPro Holdings, Inc.	12,700	601,716
Description	Shares	Fair Value
Yamaha Corp.	11,400	$420,628
		3,590,956
Netherlands | 1.5%
Wolters Kluwer NV	16,629	768,440
South Africa | 0.6%
Sanlam, Ltd.	63,589	318,228
Sweden | 3.1%
Assa Abloy AB, Class B	22,200	507,990
Hexagon AB, B Shares	11,151	554,040
Nordea Bank AB	37,849	514,126
		1,576,156
Switzerland | 0.9%
Julius Baer Group, Ltd.	7,270	430,905
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	13,380	502,419
United Kingdom | 10.9%
Ashtead Group PLC	25,888	624,887
British American Tobacco PLC	7,463	466,592
Coca-Cola European Partners PLC	14,590	607,236
Compass Group PLC	29,615	628,751
ConvaTec Group PLC	22,544	82,768
Diageo PLC	23,459	771,202
Prudential PLC	25,201	603,427
RELX NV	37,144	791,029
Rio Tinto PLC	8,000	372,395
Unilever PLC	8,854	512,487
		5,460,774
United States | 51.2%
Accenture PLC, Class A	6,105	824,602
Alphabet, Inc., Class A (a)	1,274	1,240,519
Aon PLC	5,835	852,494
Apple, Inc.	6,047	931,964
Applied Materials, Inc.	6,425	334,678
AutoZone, Inc. (a)	729	433,835
Biogen, Inc. (a)	2,095	655,986
Cisco Systems, Inc.	14,975	503,609
Citigroup, Inc.	11,400	829,236
Comerica, Inc.	6,290	479,675
Commerce Bancshares, Inc.	5,950	343,732
Crown Holdings, Inc. (a)	8,360	499,259
DXC Technology Co.	4,835	415,230
Eaton Corp. PLC	6,790	521,404
eBay, Inc. (a)	7,295	280,566
Five Below, Inc. (a)	6,975	382,788
Honeywell International, Inc.	6,123	867,874

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Intercontinental Exchange, Inc.	13,035	$895,504
Johnson Controls International PLC	14,300	576,147
Medtronic PLC	7,265	564,999
Microsoft Corp.	13,545	1,008,967
Molson Coors Brewing Co., Class B	6,404	522,823
Monsanto Co.	4,160	498,451
Motorola Solutions, Inc.	5,380	456,601
PPG Industries, Inc.	4,175	453,656
Quintiles IMS Holdings, Inc. (a)	7,530	715,877
Rockwell Automation, Inc.	4,295	765,412
S&P Global, Inc.	5,065	791,710
Schlumberger, Ltd.	10,401	725,574
Snap-on, Inc.	2,555	380,721
The Charles Schwab Corp.	15,465	676,439
The Coca-Cola Co.	25,640	1,154,056
The J.M. Smucker Co.	4,700	493,171
Thermo Fisher Scientific, Inc.	4,050	766,260
United Technologies Corp.	5,874	681,854
Vantiv, Inc., Class A (a)	13,840	975,305
Visa, Inc., Class A	7,433	782,249
Welbilt, Inc. (a)	20,545	473,562
Zoetis, Inc.	14,932	952,064
		25,708,853
Total Common Stocks (Cost $42,050,453)		48,549,034
Short-Term Investments | 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $2,022,881)	2,022,881	2,022,881
Total Investments | 100.7% (Cost $44,073,334)		$50,571,915
Liabilities in Excess of Cash and Other Assets | (0.7)%		(344,371)
Net Assets 100.0%		$50,227,544

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 97.2%
Canada | 1.1%
Toromont Industries, Ltd.	1,340	$61,450
China | 2.7%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	867	149,740
Denmark | 2.3%
AP Moller-Maersk A/S, Class B	26	49,397
Carlsberg A/S, Class B	709	77,668
		127,065
Finland | 2.2%
Sampo Oyj, A Shares	2,256	119,326
France | 4.9%
Faurecia	1,215	84,354
Ubisoft Entertainment SA (a)	1,436	98,611
Vivendi SA	3,510	88,887
		271,852
Greece | 1.5%
OPAP SA	7,800	82,511
Hong Kong | 1.9%
AIA Group, Ltd.	14,400	106,795
Indonesia | 0.3%
PT Media Nusantara Citra Tbk	189,000	18,516
Ireland | 1.8%
Shire PLC	1,933	98,475
Israel | 1.4%
Israel Discount Bank, Ltd., Class A (a)	29,782	75,096
Japan | 5.7%
Daiwa House Industry Co., Ltd.	3,600	124,381
Don Quijote Holdings Co., Ltd.	1,500	56,253
TechnoPro Holdings, Inc.	1,200	56,855
Tokyo Electron, Ltd.	500	77,080
		314,569
New Zealand | 0.7%
Trade Me Group, Ltd.	11,079	36,594
Singapore | 0.8%
NetLink NBN Trust (a)	68,100	41,431
South Africa | 2.5%
Naspers, Ltd., N Shares	367	80,113
Sanlam, Ltd.	11,235	56,225
		136,338
Switzerland | 1.5%
Partners Group Holding AG	124	84,246
Description	Shares	Fair Value
Taiwan | 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,858	$107,318
United Kingdom | 10.1%
British American Tobacco PLC	2,357	147,361
Coca-Cola European Partners PLC	2,796	117,276
Dignity PLC	1,372	42,399
Informa PLC	13,158	118,609
London Stock Exchange Group PLC	1,272	65,345
Prudential PLC	2,817	67,452
		558,442
United States | 53.9%
Accenture PLC, Class A	854	115,350
Activision Blizzard, Inc.	1,517	97,862
Alphabet, Inc., Class A (a)	215	209,350
Aon PLC	945	138,064
Bank of America Corp.	3,870	98,066
Biogen, Inc. (a)	359	112,410
Celgene Corp. (a)	672	97,991
Comerica, Inc.	1,050	80,073
Cypress Semiconductor Corp.	3,960	59,479
eBay, Inc. (a)	1,179	45,344
EOG Resources, Inc.	868	83,970
Halliburton Co.	1,369	63,015
Intercontinental Exchange, Inc.	1,305	89,653
Medtronic PLC	1,214	94,413
Microsoft Corp.	1,490	110,990
Molson Coors Brewing Co., Class B	1,831	149,483
Palo Alto Networks, Inc. (a)	547	78,823
PPG Industries, Inc.	715	77,692
Quintiles IMS Holdings, Inc. (a)	742	70,542
Raytheon Co.	663	123,703
Rockwell Automation, Inc.	323	57,562
S&P Global, Inc.	570	89,097
Snap-on, Inc.	415	61,839
The Coca-Cola Co.	3,433	154,519
The J.M. Smucker Co.	500	52,465
Union Pacific Corp.	702	81,411
Valvoline, Inc.	1,990	46,666
Vantiv, Inc., Class A (a)	1,302	91,752
Visa, Inc., Class A	1,355	142,600
Welbilt, Inc. (a)	4,688	108,058

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Zoetis, Inc.	1,417	$90,348
		2,972,590
Total Common Stocks (Cost $4,666,789)		5,362,354
Total Investments | 97.2% (Cost $4,666,789)		$5,362,354
Cash and Other Assets in Excess of Liabilities | 2.8%		152,337
Net Assets | 100.0%		$5,514,691

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 99.1%
Australia | 5.8%
AGL Energy, Ltd.	605	$11,124
Aristocrat Leisure, Ltd.	1,650	27,291
Cochlear, Ltd.	118	14,766
Computershare, Ltd.	956	10,893
CSL, Ltd.	456	47,941
Investa Office Fund REIT	2,906	10,292
Newcrest Mining, Ltd.	832	13,672
Qantas Airways, Ltd.	3,392	15,562
Resolute Mining, Ltd.	10,078	8,101
Sandfire Resources NL	2,040	9,228
Stockland REIT	15,644	52,930
Woodside Petroleum, Ltd.	726	16,639
		238,439
Austria | 0.3%
Lenzing AG	77	11,178
Belgium | 0.4%
Proximus SADP	436	15,042
Canada | 9.5%
Alimentation Couche-Tard, Inc., Class B	510	23,257
BCE, Inc.	1,031	48,305
CAE, Inc.	741	12,964
Canadian Imperial Bank of Commerce	181	15,836
CI Financial Corp.	1,086	23,752
Colliers International Group, Inc.	225	11,162
Constellation Software, Inc.	20	10,912
Dollarama, Inc.	166	18,164
George Weston, Ltd.	105	9,143
Husky Energy, Inc. (a)	1,382	17,301
IAMGOLD Corp. (a)	1,909	11,674
Intact Financial Corp.	103	8,508
Kirkland Lake Gold, Ltd.	963	12,410
Magna International, Inc.	215	11,474
Metro, Inc.	325	11,177
Royal Bank of Canada	376	29,092
Saputo, Inc.	519	17,965
Suncor Energy, Inc.	1,132	39,673
The Toronto-Dominion Bank	206	11,598
Thomson Reuters Corp.	1,066	48,911
		393,278
Denmark | 1.6%
Danske Bank A/S	291	11,638
Jyske Bank A/S	219	12,645
Novo Nordisk A/S, Class B	535	25,684
Description	Shares	Fair Value
Vestas Wind Systems A/S	165	$14,808
		64,775
France | 0.8%
Air France-KLM (a)	787	12,411
TOTAL SA	364	19,577
		31,988
Germany | 1.9%
Covestro AG	132	11,350
Deutsche Lufthansa AG	1,122	31,176
Deutsche Telekom AG	670	12,500
Infineon Technologies AG	521	13,097
Rheinmetall AG	96	10,824
		78,947
Hong Kong | 1.9%
CK Asset Holdings, Ltd.	1,000	8,317
I-CABLE Communications, Ltd. (a)	3,700	121
Jardine Matheson Holdings, Ltd.	100	6,337
The Wharf Holdings, Ltd.	3,000	26,738
Wheelock & Co., Ltd.	2,000	14,067
Xinyi Glass Holdings, Ltd.	14,000	13,841
Yue Yuen Industrial Holdings, Ltd.	2,500	9,531
		78,952
Ireland | 0.2%
Ryanair Holdings PLC Sponsored ADR (a)	88	9,277
Israel | 0.8%
Bank Hapoalim BM	1,975	13,822
Israel Discount Bank, Ltd., Class A (a)	3,335	8,409
Nice, Ltd.	115	9,267
		31,498
Japan | 9.3%
Amano Corp.	500	11,836
ANA Holdings, Inc.	200	7,584
Asahi Glass Co., Ltd.	600	22,283
Central Japan Railway Co.	100	17,543
Daito Trust Construction Co., Ltd.	200	36,445
Daiwa House Industry Co., Ltd.	500	17,275
East Japan Railway Co.	100	9,238
Heiwa Corp.	500	9,916
Kaken Pharmaceutical Co., Ltd.	200	10,175
Kamigumi Co., Ltd.	500	11,607
Kao Corp.	200	11,793
Maeda Corp.	1,000	12,222
Maruha Nichiro Corp.	300	8,829
Megmilk Snow Brand Co., Ltd.	400	10,871
Morinaga Milk Industry Co., Ltd.	200	7,643

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
MS&AD Insurance Group Holdings, Inc.	300	$9,682
Nichirei Corp.	600	15,069
Nippon Telegraph & Telephone Corp.	300	13,758
NTT DOCOMO, Inc.	400	9,143
Obayashi Corp.	800	9,597
Oji Holdings Corp.	2,000	10,799
Penta-Ocean Construction Co., Ltd.	1,700	10,730
Prima Meat Packers, Ltd.	2,000	13,580
Rengo Co., Ltd.	2,200	13,084
Shionogi & Co., Ltd.	200	10,941
Sompo Holdings, Inc.	400	15,598
Start Today Co., Ltd.	300	9,518
Taisei Corp.	200	10,494
Teijin, Ltd.	500	9,863
Tokyo Gas Co., Ltd.	600	14,713
		381,829
Luxembourg | 0.3%
B&M European Value Retail SA	2,031	10,549
Malta | 0.2%
Kindred Group PLC	876	10,079
Netherlands | 1.0%
Royal Dutch Shell PLC, A Shares	1,366	41,164
Norway | 3.0%
Aker BP ASA	950	18,408
Leroy Seafood Group ASA	1,865	11,932
Marine Harvest ASA	510	10,099
Statoil ASA	2,805	56,270
Telenor ASA	1,245	26,383
		123,092
Puerto Rico | 0.2%
Popular, Inc.	271	9,740
Singapore | 2.1%
CapitaLand, Ltd.	4,000	10,580
DBS Group Holdings, Ltd.	1,600	24,619
Singapore Airlines, Ltd.	2,500	18,532
Venture Corp., Ltd.	2,500	32,560
		86,291
Spain | 0.1%
Corporacion Financiera Alba SA	82	5,009
Sweden | 0.8%
Axfood AB	600	10,292
Electrolux AB, Series B	365	12,411
Hennes & Mauritz AB, B Shares	433	11,234
		33,937
Description	Shares	Fair Value
Switzerland | 1.4%
Partners Group Holding AG	20	$13,588
Roche Holding AG	127	32,421
Swiss Life Holding AG	33	11,624
		57,633
United Kingdom | 4.1%
Admiral Group PLC	619	15,082
Centrica PLC	8,835	22,141
Compass Group PLC	1,015	21,549
G4S PLC	2,547	9,500
Hargreaves Lansdown PLC	433	8,589
International Consolidated Airlines Group SA	1,273	10,126
Lloyds Banking Group PLC	11,362	10,313
Moneysupermarket.com Group PLC	2,174	9,267
Smith & Nephew PLC	577	10,433
SSE PLC	1,544	28,896
Subsea 7 SA	777	12,774
Wm Morrison Supermarkets PLC	3,751	11,768
		170,438
United States | 53.4%
3M Co.	296	62,130
Accenture PLC, Class A	312	42,142
Advanced Energy Industries, Inc. (a)	136	10,983
Akamai Technologies, Inc. (a)	216	10,524
Ally Financial, Inc.	469	11,378
Altria Group, Inc.	326	20,675
Amdocs, Ltd.	198	12,735
Ameren Corp.	1,060	61,310
American Axle & Manufacturing Holdings, Inc. (a)	829	14,574
American Electric Power Co., Inc.	208	14,610
Aon PLC	332	48,505
AT&T, Inc.	1,375	53,859
Atkore International Group, Inc. (a)	589	11,491
Benchmark Electronics, Inc. (a)	298	10,177
BGC Partners, Inc. Class A	759	10,983
Bloomin’ Brands, Inc.	502	8,835
C.R. Bard, Inc.	155	49,677
Campbell Soup Co.	424	19,852
Cardtronics PLC, Class A (a)	422	9,710
Carnival Corp.	422	27,249
Carnival PLC	376	23,926
Cigna Corp.	106	19,816
Cirrus Logic, Inc. (a)	147	7,838
CIT Group, Inc.	208	10,202
Comcast Corp., Class A	684	26,320
Consolidated Edison, Inc.	548	44,213

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Costco Wholesale Corp.	106	$17,415
Cummins, Inc.	86	14,451
Darden Restaurants, Inc.	499	39,311
EchoStar Corp., Class A (a)	170	9,729
Eli Lilly & Co.	223	19,075
Everest Re Group, Ltd.	213	48,647
Eversource Energy	268	16,198
Exelon Corp.	216	8,137
F5 Networks, Inc. (a)	176	21,219
Fifth Third Bancorp	484	13,542
Fiserv, Inc. (a)	246	31,724
Fresh Del Monte Produce, Inc.	343	15,593
Genpact, Ltd.	466	13,398
GoDaddy, Inc., Class A (a)	248	10,790
Hasbro, Inc.	97	9,474
HCA Healthcare, Inc. (a)	165	13,132
Humana, Inc.	42	10,232
Huntington Ingalls Industries, Inc.	45	10,190
ICON PLC (a)	94	10,705
IDEXX Laboratories, Inc. (a)	63	9,796
Intel Corp.	672	25,590
Intuit, Inc.	118	16,773
J.B. Hunt Transport Services, Inc.	216	23,993
JetBlue Airways Corp. (a)	434	8,042
Johnson & Johnson	367	47,714
Kimberly-Clark Corp.	339	39,894
Lockheed Martin Corp.	56	17,376
Marsh & McLennan Cos., Inc.	430	36,038
Masimo Corp. (a)	110	9,522
MetLife, Inc.	417	21,663
NIKE, Inc., Class B	150	7,778
Northrop Grumman Corp.	142	40,856
O’Reilly Automotive, Inc. (a)	31	6,676
Omnicom Group, Inc.	348	25,776
Park Hotels & Resorts, Inc. REIT	496	13,670
Paychex, Inc.	392	23,504
PepsiCo, Inc.	521	58,055
PG&E Corp.	923	62,847
Pinnacle West Capital Corp.	181	15,305
Pioneer Natural Resources Co.	73	10,770
Quest Diagnostics, Inc.	89	8,334
Raytheon Co.	73	13,620
Regions Financial Corp.	643	9,793
Republic Services, Inc.	467	30,850
Ross Stores, Inc.	650	41,971
Royal Caribbean Cruises, Ltd.	88	10,432
Description	Shares	Fair Value
Silgan Holdings, Inc.	888	$26,134
Simon Property Group, Inc. REIT	304	48,947
Skyworks Solutions, Inc.	120	12,228
Starbucks Corp.	383	20,571
Sysco Corp.	1,053	56,809
The Boeing Co.	42	10,677
The Estee Lauder Cos., Inc., Class A	257	27,715
The Kroger Co.	422	8,465
The Procter & Gamble Co.	99	9,007
The Scotts Miracle-Gro Co.	261	25,406
The TJX Cos., Inc.	802	59,131
The Toro Co.	611	37,919
Time Warner, Inc.	148	15,163
UnitedHealth Group, Inc.	212	41,520
Validus Holdings, Ltd.	318	15,649
Vantiv, Inc., Class A (a)	140	9,866
Versum Materials, Inc.	313	12,151
Wal-Mart Stores, Inc.	444	34,694
Waste Management, Inc.	594	46,492
WEC Energy Group, Inc.	155	9,731
Xcel Energy, Inc.	1,303	61,658
		2,203,247
Total Common Stocks (Cost $3,805,694)		4,086,382
Short-Term Investments | 8.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $341,970)	341,970	341,970
Total Investments | 107.4% (Cost $4,147,664)		$4,428,352
Liabilities in Excess of Cash and Other Assets | (7.4)%		(306,032)
Net Assets | 100.0%		$4,122,320

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 98.8%
Argentina | 1.7%
YPF SA Sponsored ADR	9,741,294	$217,036,030
Brazil | 11.0%
Ambev SA ADR	32,462,340	213,926,821
Banco do Brasil SA	31,713,434	349,462,086
BB Seguridade Participacoes SA	26,175,100	236,614,342
CCR SA	41,037,734	229,473,902
Cielo SA	38,301,019	265,808,818
Localiza Rent a Car SA	6,703,462	122,146,659
		1,417,432,628
China | 17.8%
AAC Technologies Holdings, Inc.	6,707,500	113,295,035
Baidu, Inc. Sponsored ADR (a)	1,843,639	456,650,944
China Construction Bank Corp., Class H	659,798,220	549,762,196
China Mobile, Ltd. Sponsored ADR	7,670,300	387,887,071
China Shenhua Energy Co., Ltd., Class H	47,824,610	113,057,565
CNOOC, Ltd.	67,652,000	87,530,279
ENN Energy Holdings, Ltd.	14,378,000	104,530,585
Hengan International Group Co., Ltd.	2,028,500	18,782,317
NetEase, Inc. ADR	1,136,664	299,863,330
Weichai Power Co., Ltd., Class H (j)	149,000,288	163,908,137
		2,295,267,459
Egypt | 0.8%
Commercial International Bank Egypt SAE GDR	24,394,545	110,883,062
Hungary | 2.1%
OTP Bank Nyrt.	7,133,197	267,671,499
India | 9.7%
Axis Bank, Ltd.	28,293,361	220,998,388
Bajaj Auto, Ltd.	2,676,966	127,672,457
Bharat Heavy Electricals, Ltd. (b)	9,679,619	12,447,765
Bharat Heavy Electricals, Ltd.	19,359,238	24,895,530
HCL Technologies, Ltd.	11,903,487	159,446,013
Hero MotoCorp, Ltd.	3,685,678	213,556,409
Punjab National Bank (a)	56,330,948	111,786,615
Tata Consultancy Services, Ltd.	10,295,925	384,146,467
		1,254,949,644
Indonesia | 5.3%
PT Astra International Tbk	257,409,100	150,963,586
PT Bank Mandiri (Persero) Tbk	437,541,742	218,904,867
PT Semen Indonesia (Persero) Tbk	105,486,800	79,521,284
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	6,921,710	237,414,653
		686,804,390
Description	Shares	Fair Value
Malaysia | 0.7%
British American Tobacco Malaysia Berhad	8,769,200	$90,837,139
Mexico | 3.5%
America Movil SAB de CV, Class L Sponsored ADR	15,717,308	278,982,217
Grupo Mexico SAB de CV, Series B	25,845,747	79,041,716
Kimberly-Clark de Mexico SAB de CV, Series A	49,216,495	100,135,703
		458,159,636
Pakistan | 1.7%
Habib Bank, Ltd.	29,876,380	51,264,624
Oil & Gas Development Co., Ltd.	41,683,749	58,794,963
Pakistan Petroleum, Ltd.	64,204,202	106,818,254
		216,877,841
Philippines | 0.8%
PLDT, Inc. Sponsored ADR	3,349,085	106,902,793
Russia | 9.2%
ALROSA PAO	62,312,211	88,401,960
Gazprom PJSC Sponsored ADR	23,177,324	97,124,831
LUKOIL PJSC Sponsored ADR	4,539,007	240,251,801
Magnit PJSC Sponsored GDR (b), (c)	1,053,665	43,147,582
Magnit PJSC Sponsored GDR	1,737,092	71,062,356
Mobile TeleSystems PJSC Sponsored ADR	20,137,243	210,232,817
Sberbank of Russia PJSC	129,875,684	434,577,770
		1,184,799,117
South Africa | 8.7%
Imperial Holdings, Ltd.	9,059,988	128,102,689
Life Healthcare Group Holdings, Ltd.	46,072,691	80,736,030
Nedbank Group, Ltd.	6,332,999	94,869,947
PPC, Ltd. (a), (j)	87,886,161	41,264,713
Sanlam, Ltd.	22,561,997	112,910,355
Shoprite Holdings, Ltd.	13,402,973	204,832,966
Standard Bank Group, Ltd.	9,916,205	115,720,573
The Bidvest Group, Ltd.	9,982,247	127,408,094
Vodacom Group, Ltd.	11,325,468	134,886,055
Woolworths Holdings, Ltd.	18,693,184	82,760,279
		1,123,491,701
South Korea | 13.9%
Coway Co., Ltd.	1,954,066	160,403,871
Hanwha Life Insurance Co., Ltd.	17,453,179	104,624,370
Hyundai Mobis Co., Ltd.	862,160	180,674,170
KB Financial Group, Inc.	3,026,296	148,576,688
KT&G Corp.	819,304	75,460,746
Samsung Electronics Co., Ltd.	255,053	573,284,679
Shinhan Financial Group Co., Ltd.	4,886,454	215,573,598

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
SK Hynix, Inc.	4,591,571	$333,437,535
		1,792,035,657
Taiwan | 5.5%
Hon Hai Precision Industry Co., Ltd.	36,576,032	127,140,592
Taiwan Semiconductor Manufacturing Co., Ltd.	81,666,284	587,354,367
		714,494,959
Thailand | 1.3%
Kasikornbank Public Co. Ltd.	11,928,554	76,655,411
The Siam Cement Public Co. Ltd.	5,910,500	88,962,219
		165,617,630
Turkey | 5.1%
Akbank Turk	45,562,767	120,345,041
KOC Holding AS	24,855,589	114,110,534
Tupras-Turkiye Petrol Rafinerileri AS	2,955,339	101,051,544
Turk Telekomunikasyon AS (a)	49,639,338	94,692,720
Turkcell Iletisim Hizmetleri AS	30,536,982	108,879,882
Turkiye Is Bankasi AS, C Shares	60,002,711	114,283,073
		653,362,794
Total Common Stocks (Cost $10,998,958,285)		12,756,623,979
Short-Term Investments | 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $100,581,851)	100,581,851	100,581,851
Total Investments | 99.6% (Cost $11,099,540,136)		$12,857,205,830
Cash and Other Assets in Excess of Liabilities | 0.4%		48,240,148
Net Assets | 100.0%		$12,905,445,978

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 97.5%
Argentina | 0.8%
Grupo Supervielle SA Sponsored ADR	63,900	$1,577,691
Brazil | 7.6%
AES Tiete Energia SA	353,600	1,592,073
Azul SA ADR	70,800	1,943,460
Banco do Brasil SA	378,600	4,171,934
Braskem SA A Shares	188,950	2,531,345
CCR SA	373,300	2,087,411
Telefonica Brasil SA ADR	170,900	2,707,056
		15,033,279
China | 22.5%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	50,000	8,635,500
Baidu, Inc. Sponsored ADR (a)	9,554	2,366,430
Industrial & Commercial Bank of China, Ltd., Class H	10,493,633	7,839,038
JD.com, Inc. ADR (a)	66,200	2,528,840
NetEase, Inc. ADR	8,600	2,268,766
New Oriental Education & Technology Group, Inc. Sponsored ADR	30,986	2,734,824
PICC Property & Casualty Co., Ltd., Class H	1,263,180	2,235,865
Ping An Insurance (Group) Co. of China, Ltd., Class H	427,500	3,298,516
Tencent Holdings, Ltd.	255,700	11,054,460
Vipshop Holdings, Ltd. ADR (a)	108,905	957,275
Wuxi Biologics Cayman, Inc.	83,500	422,566
		44,342,080
Colombia | 1.9%
Bancolombia SA Sponsored ADR	42,800	1,959,812
Ecopetrol SA Sponsored ADR	188,200	1,786,018
		3,745,830
Hong Kong | 1.0%
Techtronic Industries Co., Ltd.	379,500	2,029,481
Hungary | 1.3%
MOL Hungarian Oil & Gas PLC	224,483	2,553,583
India | 9.1%
HDFC Bank, Ltd. ADR	57,069	5,499,740
Hindalco Industries, Ltd.	528,694	1,953,828
Hindustan Zinc, Ltd.	476,442	2,158,529
Maruti Suzuki India, Ltd.	21,113	2,582,625
Motherson Sumi Systems, Ltd.	399,479	2,058,191
Tata Motors, Ltd. Sponsored ADR	57,157	1,787,299
UPL, Ltd.	156,199	1,864,441
		17,904,653
Description	Shares	Fair Value
Indonesia | 2.2%
PT Bank Mandiri (Persero) Tbk	4,795,400	$2,399,169
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	57,560	1,974,308
		4,373,477
Luxembourg | 2.1%
Tenaris SA ADR	41,700	1,180,527
Ternium SA Sponsored ADR	93,600	2,895,048
		4,075,575
Mexico | 3.6%
Arca Continental SAB de CV	233,745	1,597,835
Gruma SAB de CV, Class B	147,608	2,158,027
Grupo Aeroportuario del Pacifico SAB de CV ADR	12,900	1,322,637
Grupo Financiero Banorte SAB de CV, Class O	301,000	2,075,760
		7,154,259
Peru | 1.4%
Credicorp, Ltd.	13,550	2,778,021
Philippines | 1.6%
BDO Unibank, Inc.	750,611	1,930,978
GT Capital Holdings, Inc.	52,815	1,207,664
		3,138,642
Portugal | 1.1%
Galp Energia SGPS SA	116,290	2,062,416
Russia | 6.3%
LUKOIL PJSC Sponsored ADR (London)	90,534	4,792,008
LUKOIL PJSC Sponsored ADR (United States)	1,717	91,053
Sberbank of Russia PJSC Sponsored ADR (London)	331,184	4,721,306
Sberbank of Russia PJSC Sponsored ADR (United States)	53,682	766,042
Severstal PJSC GDR	135,587	2,025,718
		12,396,127
South Africa | 5.2%
FirstRand, Ltd.	480,167	1,848,072
Mondi PLC	90,783	2,441,136
Naspers, Ltd., N Shares	16,428	3,586,099
Novus Holdings, Ltd.	5,630	2,716
The Bidvest Group, Ltd.	125,235	1,598,433
Woolworths Holdings, Ltd.	165,477	732,616
		10,209,072
South Korea | 12.8%
Coway Co., Ltd.	18,589	1,525,920
Dongbu Insurance Co., Ltd.	29,957	1,911,490

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Korea Zinc Co., Ltd.	3,746	$1,619,535
KT&G Corp.	10,071	927,574
Lotte Chemical Corp.	4,229	1,399,156
NCSoft Corp.	5,159	2,098,587
Samsung Electronics Co., Ltd.	5,383	12,099,412
SK Hynix, Inc.	51,481	3,738,524
		25,320,198
Taiwan | 11.1%
Advanced Semiconductor Engineering, Inc. ADR	246,200	1,521,516
Far EasTone Telecommunications Co., Ltd.	733,000	1,742,939
Hon Hai Precision Industry Co., Ltd.	843,500	2,932,059
Largan Precision Co., Ltd.	23,000	4,076,239
Silicon Motion Technology Corp. ADR	36,310	1,743,969
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	262,149	9,843,695
		21,860,417
Thailand | 1.3%
Bangkok Bank Public Co. Ltd.	191,500	1,120,415
Kasikornbank Public Co. Ltd.	224,000	1,439,471
		2,559,886
Turkey | 2.6%
Arcelik	185,546	1,183,876
KOC Holding AS	226,375	1,039,274
Mavi Giyim Sanayi Ve Ticaret AS, Class B	70,839	1,034,033
Tofas Turk Otomobil Fabrikasi AS	222,421	1,928,076
		5,185,259
United Arab Emirates | 0.7%
Emaar Properties PJSC	595,140	1,376,123
United Kingdom | 1.3%
Unilever NV NY Shares	41,700	2,461,968
Total Common Stocks (Cost $147,820,670)		192,138,037
Preferred Stocks | 1.4%
Brazil | 1.4%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,648,488)	205,917	2,821,063
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $3,791,247)	3,791,247	3,791,247
Description	Fair Value
Total Investments | 100.8% (Cost $153,260,405)	$198,750,347
Liabilities in Excess of Cash and Other Assets | (0.8)%	(1,621,892)
Net Assets | 100.0%	$197,128,455

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.2%
Argentina | 0.5%
YPF SA Sponsored ADR	63,720	$1,419,682
Brazil | 2.8%
Cosan SA Industria e Comercio	216,600	2,475,702
Petroleo Brasileiro SA Sponsored ADR (a)	500,600	4,835,796
		7,311,498
Canada | 1.1%
First Quantum Minerals, Ltd.	256,755	2,882,899
China | 34.3%
AAC Technologies Holdings, Inc.	112,640	1,902,580
Agricultural Bank of China, Ltd., Class H	6,628,500	2,980,513
Alibaba Group Holding, Ltd. Sponsored ADR (a)	55,510	9,587,132
Anhui Conch Cement Co., Ltd., Class H	1,053,500	4,214,211
Baidu, Inc. Sponsored ADR (a)	37,217	9,218,279
Beijing Enterprises Water Group, Ltd.	4,450,000	3,591,689
Brilliance China Automotive Holdings, Ltd.	2,331,827	6,267,472
China Medical System Holdings, Ltd.	2,611,000	4,569,380
China Merchants Bank Co., Ltd., Class H	1,179,211	4,160,502
China State Construction International Holdings, Ltd.	4,124,587	6,015,454
Li Ning Co., Ltd. (a)	3,892,500	3,479,803
Minth Group, Ltd.	859,020	4,508,769
New Oriental Education & Technology Group, Inc. Sponsored ADR	38,144	3,366,589
Ping An Insurance (Group) Co. of China, Ltd., Class H	749,000	5,779,154
TAL Education Group ADR	62,500	2,106,875
Tencent Holdings, Ltd.	212,000	9,165,215
Zhuzhou CRRC Times Electric Co., Ltd., Class H	587,600	3,296,103
ZTO Express Cayman, Inc. ADR	327,085	4,592,273
		88,801,993
Colombia | 1.2%
Bancolombia SA Sponsored ADR	66,247	3,033,450
Hong Kong | 3.8%
China Gas Holdings, Ltd.	1,056,000	3,179,330
SMI Holdings Group, Ltd.	2,375,200	1,249,277
Techtronic Industries Co., Ltd.	1,017,500	5,441,362
		9,869,969
India | 9.8%
Aurobindo Pharma, Ltd.	186,118	1,976,718
HDFC Bank, Ltd. ADR	51,685	4,980,883
ICICI Bank, Ltd. Sponsored ADR	713,101	6,104,145
Petronet LNG, Ltd.	776,720	2,754,846
Description	Shares	Fair Value
Reliance Industries, Ltd.	164,214	$1,967,358
Shriram Transport Finance Co., Ltd.	264,189	4,281,897
Tata Motors, Ltd. Sponsored ADR (a)	106,085	3,317,278
		25,383,125
Indonesia | 2.6%
PT Bank Rakyat Indonesia (Persero) Tbk	6,006,700	6,825,532
Mexico | 2.6%
Grupo Financiero Banorte SAB de CV, Class O	988,657	6,817,987
Peru | 2.1%
Credicorp, Ltd.	25,955	5,321,294
Philippines | 1.2%
BDO Unibank, Inc.	1,260,005	3,241,414
Portugal | 2.1%
Galp Energia SGPS SA	305,884	5,424,886
Russia | 9.1%
Mail.Ru Group, Ltd. GDR (a)	161,631	5,332,578
Novatek OAO Sponsored GDR (London)	6,496	762,054
Novatek OAO Sponsored GDR (United States)	18,525	2,172,983
Sberbank of Russia PJSC	1,818,726	6,085,592
X5 Retail Group NV GDR (a)	119,563	5,367,376
Yandex NV Class A (a)	116,235	3,829,943
		23,550,526
South Africa | 2.8%
Capitec Bank Holdings, Ltd.	48,254	3,062,810
Petra Diamonds, Ltd. (a)	1,047,016	1,178,686
Standard Bank Group, Ltd.	260,433	3,039,213
		7,280,709
South Korea | 8.6%
CJ CGV Co., Ltd.	40,347	2,272,246
Doosan Bobcat, Inc.	120,419	3,845,105
Korea Aerospace Industries, Ltd.	65,383	2,502,444
NCSoft Corp.	6,507	2,646,929
Partron Co., Ltd.	248,538	2,019,493
Samsung Electronics Co., Ltd.	3,307	7,433,171
SPC Samlip Co., Ltd.	13,243	1,497,599
		22,216,987
Taiwan | 9.2%
Advanced Semiconductor Engineering, Inc.	3,090,578	3,790,752
Catcher Technology Co., Ltd.	195,670	1,827,958
Hiwin Technologies Corp.	439,407	3,888,215
Hota Industrial Manufacturing Co., Ltd.	554,766	2,622,121
Largan Precision Co., Ltd.	18,860	3,342,516
Silicon Motion Technology Corp. ADR	57,110	2,742,993

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	771,000	$5,545,131
		23,759,686
Turkey | 3.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	243,174	1,797,867
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,468,181	2,609,094
Turkiye Garanti Bankasi AS	1,582,041	4,301,687
		8,708,648
United Kingdom | 1.0%
KAZ Minerals PLC (a)	243,841	2,531,463
Total Common Stocks (Cost $196,843,558)		254,381,748
Preferred Stocks | 1.1%
Brazil | 1.1%
Banco Bradesco SA ADR (Cost $1,893,540)	267,679	2,963,206
Rights | 0.0%
China | 0.0%
China State Construction International Holdings, Ltd. Expires 10/03/2017 (Cost $0)	515,573	3,300
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $2,785,011)	2,785,011	2,785,011
Total Investments | 100.4% (Cost $201,522,109)		$260,133,265
Liabilities in Excess of Cash and Other Assets | (0.4)%		(1,138,272)
Net Assets | 100.0%		$258,994,993

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 98.5%
Brazil | 4.1%
Banco do Brasil SA	1,100	$12,121
BB Seguridade Participacoes SA	1,000	9,040
Braskem SA Sponsored ADR	1,020	27,275
Cia de Saneamento de Minas Gerais-COPASA	700	9,460
Cia de Saneamento do Parana (Preference Shares)	2,900	9,907
EcoRodovias Infraestrutura e Logistica SA	2,000	7,205
M Dias Branco SA	700	10,985
Magazine Luiza SA	200	4,686
Petroleo Brasileiro SA (Preference Shares) (a)	6,000	28,985
Qualicorp SA	800	9,573
Sao Martinho SA	1,500	8,426
Vale SA	3,309	33,297
		170,960
Chile | 0.2%
Enel Chile SA	1,452	8,712
China | 27.0%
AAC Technologies Holdings, Inc.	500	8,445
Agricultural Bank of China, Ltd., Class H	13,000	5,846
Air China, Ltd.	8,000	6,650
Alibaba Group Holding, Ltd. Sponsored ADR (a)	931	160,793
Anhui Conch Cement Co., Ltd., Class H	3,000	12,001
Autohome, Inc. ADR (a)	115	6,909
Baidu, Inc. Sponsored ADR (a)	166	41,117
Bank of China, Ltd., Class H	69,000	34,128
Beijing Capital International Airport Co., Ltd., Class H	10,000	14,920
China Construction Bank Corp., Class H	102,000	84,989
China Lesso Group Holdings, Ltd.	12,000	8,196
China Mobile, Ltd.	3,500	35,406
China Overseas Land & Investment, Ltd.	10,000	32,608
China Petroleum & Chemical Corp., Class H	50,000	37,632
China Resources Gas Group, Ltd.	2,000	6,990
China Resources Land, Ltd.	4,000	12,280
China Shenhua Energy Co., Ltd., Class H	6,500	15,366
China Telecom Corp., Ltd. Class H	14,000	7,159
China Vanke Co., Ltd., Class H	2,200	7,247
Chongqing Rural Commercial Bank Co., Ltd., Class H	8,000	5,086
CNOOC, Ltd.	11,000	14,232
Country Garden Holdings Co., Ltd.	22,000	35,272
CSPC Pharmaceutical Group, Ltd.	10,000	16,797
Description	Shares	Fair Value
Dali Foods Group Co., Ltd.	10,500	$7,530
Geely Automobile Holdings, Ltd.	15,000	42,469
Guangzhou Automobile Group Co., Ltd. Class H	8,000	18,555
Haitian International Holdings, Ltd.	3,000	8,648
Industrial & Commercial Bank of China, Ltd., Class H	86,000	64,244
JD.com, Inc. ADR (a)	483	18,451
Jiangsu Expressway Co., Ltd.,	6,000	9,196
Longfor Properties Co., Ltd.	6,500	16,492
Momo, Inc. Sponsored ADR (a)	182	5,704
NetEase, Inc. ADR	32	8,442
New Oriental Education & Technology Group, Inc. Sponsored ADR	200	17,652
PetroChina Co., Ltd., Class H	20,000	12,750
PICC Property & Casualty Co., Ltd., Class H	4,000	7,080
Sunny Optical Technology Group Co., Ltd.	2,000	32,093
Tencent Holdings, Ltd.	4,200	181,575
Tianneng Power International, Ltd.	10,000	10,358
Tingyi (Cayman Islands) Holding Corp.	6,000	9,040
TravelSky Technology, Ltd. Class H	5,000	13,039
Weibo Corp. Sponsored ADR (a)	150	14,841
YY, Inc. ADR (a)	100	8,678
Zhongsheng Group Holdings, Ltd.	5,000	10,911
		1,127,817
Colombia | 0.9%
Bancolombia SA Sponsored ADR	657	30,084
Ecopetrol SA Sponsored ADR	731	6,937
		37,021
Egypt | 0.6%
Commercial International Bank Egypt SAE ADR	5,456	25,371
Greece | 0.6%
Hellenic Telecommunications Organization SA	300	3,627
JUMBO SA	723	11,961
Motor Oil (Hellas) Corinth Refineries SA	418	9,985
		25,573
Hong Kong | 0.8%
K Wah International Holdings, Ltd.	11,000	6,631
Lee & Man Paper Manufacturing, Ltd.	9,000	11,573
Nine Dragons Paper Holdings, Ltd.	7,000	13,803
		32,007
Hungary | 2.0%
Magyar Telekom Telecommunications PLC	8,117	14,774
MOL Hungarian Oil & Gas PLC	4,688	53,328

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Richter Gedeon Nyrt.	667	$16,567
		84,669
India | 6.8%
Axis Bank, Ltd. GDR	192	7,411
Dr Reddy’s Laboratories, Ltd. ADR	254	9,063
HDFC Bank, Ltd. ADR	503	48,474
ICICI Bank, Ltd. Sponsored ADR	880	7,533
Infosys, Ltd. Sponsored ADR	2,196	32,040
Reliance Industries, Ltd. Sponsored GDR (c)	617	14,704
State Bank of India GDR	442	16,990
Tata Motors, Ltd. Sponsored ADR (a)	719	22,483
Tata Steel, Ltd. GDR	2,396	23,840
Vedanta, Ltd. ADR	1,345	26,039
Wipro, Ltd. ADR	6,065	34,449
WNS Holdings, Ltd. ADR (a)	1,071	39,092
		282,118
Indonesia | 3.7%
Hanjaya Mandala Sampoerna Tbk PT	22,600	6,476
Kalbe Farma Tbk PT	63,800	7,888
PT Adaro Energy Tbk	45,200	6,144
PT Bank Central Asia Tbk	10,200	15,377
PT Bank Negara Indonesia (Persero) Tbk	28,100	15,439
PT Bank Rakyat Indonesia (Persero) Tbk	26,100	29,658
PT Gudang Garam Tbk	1,100	5,374
PT Indofood CBP Sukses Makmur Tbk	8,500	5,512
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	1,596	54,743
PT United Tractors Tbk	3,400	8,082
		154,693
Luxembourg | 0.7%
Ternium SA Sponsored ADR	909	28,115
Malaysia | 2.3%
AirAsia Berhad	12,100	9,886
Astro Malaysia Holdings Berhad	17,700	11,822
Genting Malaysia Berhad	4,200	5,354
Hong Leong Bank Berhad	6,400	24,044
IOI Properties Group Berhad	9,800	4,689
Petronas Chemicals Group Berhad	10,100	17,453
Press Metal Aluminium Holdings Berhad	17,080	15,264
Sunway Construction Group Berhad	13,800	7,452
		95,964
Mexico | 2.3%
Alfa SAB de CV, Series A	4,500	5,681
America Movil SAB de CV, Class L Sponsored ADR	856	15,194
Description	Shares	Fair Value
Cemex SAB de CV Sponsored ADR (a)	1,390	$12,621
Gentera SAB de CV	12,600	20,419
Grupo Carso SAB de CV	1,500	5,913
Grupo Financiero Banorte SAB de CV, Class O	2,800	19,309
Wal-Mart de Mexico SAB de CV	8,000	18,320
		97,457
Philippines | 2.4%
Ayala Land, Inc.	26,000	22,291
Cebu Air, Inc.	7,180	15,505
DMCI Holdings, Inc.	61,300	18,811
JG Summit Holdings, Inc.	8,770	12,959
Metro Pacific Investments Corp.	44,400	5,858
Semirara Mining & Power Corp.	25,160	23,144
		98,568
Poland | 3.0%
Ciech SA (a)	279	4,986
Dino Polska SA	546	9,930
Enea SA	4,284	17,403
Grupa Lotos SA (a)	551	9,023
PGE Polska Grupa Energetyczna SA (a)	4,459	16,304
Polski Koncern Naftowy ORLEN SA	448	14,985
Polskie Gornictwo Naftowe i Gazownictwo SA	13,395	24,928
Powszechny Zaklad Ubezpieczen SA	1,836	23,148
Tauron Polska Energia SA (a)	6,287	6,461
		127,168
Russia | 2.2%
Gazprom PJSC Sponsored ADR	2,566	10,753
LUKOIL PJSC Sponsored ADR	474	25,089
MMC Norilsk Nickel PJSC ADR	484	8,332
Sberbank of Russia PJSC Sponsored ADR	3,331	47,486
		91,660
Singapore | 0.2%
China Yuchai International, Ltd.	416	9,260
South Africa | 4.6%
AngloGold Ashanti, Ltd. Sponsored ADR	526	4,887
AVI, Ltd.	2,117	15,323
Barclays Africa Group, Ltd.	591	6,075
Barloworld, Ltd.	611	5,620
Coronation Fund Managers, Ltd.	2,369	11,786
FirstRand, Ltd.	1,464	5,635
Gold Fields, Ltd. Sponsored ADR	1,958	8,439
Mondi, Ltd.	593	15,833
Mr. Price Group, Ltd.	560	7,447
Naspers, Ltd., N Shares	241	52,608
Novus Holdings, Ltd.	83	40

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Sappi, Ltd.	1,663	$11,322
Standard Bank Group, Ltd.	1,898	22,149
Tiger Brands, Ltd.	297	8,279
Vodacom Group, Ltd.	1,206	14,364
		189,807
South Korea | 16.8%
Daewoo Engineering & Construction Co., Ltd. (a)	1,089	6,857
Dongbu Insurance Co., Ltd.	328	20,929
Hana Financial Group, Inc.	479	19,837
Hanwha Chemical Corp.	233	6,626
Hanwha General Insurance Co., Ltd.	1,852	13,012
Hyosung Corp.	97	12,315
Hyundai Engineering & Construction Co., Ltd.	159	5,332
Hyundai Marine & Fire Insurance Co., Ltd.	865	34,267
Industrial Bank of Korea	738	9,283
KB Financial Group, Inc.	265	13,010
KB Financial Group, Inc. ADR	1,028	50,403
Korea Electric Power Corp. Sponsored ADR	756	12,671
Korea PetroChemical Ind Co., Ltd.	34	7,367
KT&G Corp. GDR (c)	393	18,100
LG Chem, Ltd.	25	8,588
LG Electronics, Inc.	382	27,600
LG Household & Health Care, Ltd.	17	13,895
LG Uplus Corp.	1,433	16,712
Lotte Chemical Corp.	34	11,249
Lotte Himart Co., Ltd.	128	7,349
Meritz Fire & Marine Insurance Co., Ltd.	356	7,670
NAVER Corp.	11	7,171
Nexen Tire Corp.	781	9,039
NH Investment & Securities Co., Ltd.	528	6,304
POSCO	30	8,314
Samsung Electronics Co., Ltd. GDR	202	229,061
Samsung Fire & Marine Insurance Co., Ltd.	36	8,814
Shinhan Financial Group Co., Ltd. ADR	209	9,259
SK Holdings Co., Ltd.	27	6,801
SK Hynix, Inc.	781	56,716
SK Innovation Co., Ltd.	51	8,881
SK Telecom Co., Ltd. Sponsored ADR	650	15,983
Woori Bank	781	12,164
		701,579
Taiwan | 12.3%
Airtac International Group	1,044	14,453
Asia Optical Co., Inc.	3,000	11,083
Chailease Holding Co., Ltd.	5,000	12,087
Charoen Pokphand Enterprise	10,000	21,254
Description	Shares	Fair Value
Chicony Power Technology Co., Ltd.	5,025	$9,416
Formosa Chemicals & Fibre Corp.	2,000	6,087
Fubon Financial Holding Co., Ltd.	16,000	25,013
General Interface Solution Holding, Ltd.	1,000	9,986
HannStar Display Corp.	24,000	9,308
Hon Hai Precision Industry Co., Ltd. GDR	6,560	46,038
Innolux Corp.	76,000	35,474
Kung Long Batteries Industrial Co., Ltd.	2,000	9,739
St Shine Optical Co., Ltd.	1,000	21,202
Sunny Friend Environmental Technology Co., Ltd.	2,000	12,597
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,350	200,892
Tripod Technology Corp.	3,000	10,426
Winbond Electronics Corp.	18,000	15,735
Wowprime Corp.	2,000	10,605
Yuanta Financial Holding Co., Ltd.	76,000	32,752
		514,147
Thailand | 2.7%
Advanced Info Service Public Co. Ltd. (b)	3,900	22,336
Bangkok Bank Public Co. Ltd. NVDR	3,600	20,136
Beauty Community Public Co. Ltd. NVDR	32,524	15,604
Central Pattana Public Co. Ltd. NVDR	4,200	9,822
GFPT Public Co. Ltd. (b)	14,000	8,354
Hana Microelectronics Public Co. Ltd. NVDR	7,900	11,253
Indorama Ventures Public Co. Ltd. NVDR	6,300	7,982
PTT Public Co. Ltd. (b)	600	7,340
Tisco Financial Group Public Co. Ltd. NVDR	4,100	9,475
		112,302
Turkey | 1.8%
BIM Birlesik Magazalar AS	885	18,455
Turk Telekomunikasyon AS ADR (a)	3,902	14,633
Turkiye Garanti Bankasi AS ADR	7,348	20,280
Turkiye Halk Bankasi AS ADR	845	5,831
Turkiye Is Bankasi AS, C Shares	3,357	6,394
Turkiye Vakiflar Bankasi TAO, Class D	4,580	8,068
		73,661
United States | 0.5%
Yum China Holdings, Inc. (a)	570	22,783
Total Common Stocks (Cost $3,192,690)		4,111,412
Preferred Stocks | 1.6%
Brazil | 1.6%
Banco Bradesco SA ADR	3,339	36,963

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Itau Unibanco Holding SA Sponsored ADR	2,071	$28,372
Total Preferred Stocks (Cost $44,280)		65,335
Rights | 0.0%
South Korea | 0.0%
Hanwha Non Life Insurance Co., Ltd., Expires 11/02/2017 (Cost $0)	424	304
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $50,256)	50,256	50,256
Total Investments | 101.3% (Cost $3,287,226)		$4,227,307
Liabilities in Excess of Cash and Other Assets | (1.3)%		(55,465)
Net Assets | 100.0%		$4,171,842

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 96.4%
Argentina | 1.7%
Transportadora de Gas del Sur SA (a)	120,375	$2,444,816
YPF SA Sponsored ADR	184,307	4,106,360
		6,551,176
Brazil | 6.8%
Ambev SA ADR	369,975	2,438,135
Banco do Brasil SA	353,057	3,890,466
CCR SA	534,800	2,990,483
Cia de Saneamento do Parana (Preference Shares)	554,400	1,894,008
Cielo SA Sponsored ADR	441,150	3,079,227
Iochpe Maxion SA	350,345	2,377,189
JSL SA (a)	90,100	277,371
Localiza Rent a Car SA	186,435	3,397,112
Movida Participacoes SA	661,600	1,750,536
Petroleo Brasileiro SA Sponsored ADR (a)	345,900	3,341,394
		25,435,921
Canada | 0.9%
First Quantum Minerals, Ltd.	315,915	3,547,160
Chile | 0.1%
Geopark, Ltd. (a)	39,150	342,954
China | 26.8%
AAC Technologies Holdings, Inc.	415,549	7,018,955
Agricultural Bank of China, Ltd., Class H	13,010,726	5,850,288
Alibaba Group Holding, Ltd. Sponsored ADR (a)	55,531	9,590,759
Anhui Conch Cement Co., Ltd., Class H	727,500	2,910,146
Baidu, Inc. Sponsored ADR (a)	54,104	13,401,020
Brilliance China Automotive Holdings, Ltd.	1,962,193	5,273,972
China Construction Bank Corp., Class H	6,724,281	5,602,858
China Medical System Holdings, Ltd.	1,831,000	3,204,341
China Mobile, Ltd. Sponsored ADR	74,716	3,778,388
China Shenhua Energy Co., Ltd., Class H	1,040,000	2,458,564
China State Construction International Holdings, Ltd.	3,317,555	4,838,448
CNOOC, Ltd.	1,181,800	1,529,050
Fufeng Group, Ltd.	3,906,000	2,676,257
Green Seal Holding, Ltd.	540,100	1,229,976
NetEase, Inc. ADR	20,405	5,383,043
New Oriental Education & Technology Group, Inc. Sponsored ADR	64,012	5,649,699
Noah Holdings, Ltd. Sponsored ADR (a)	61,300	1,968,343
Ping An Insurance (Group) Co. of China, Ltd., Class H	806,500	6,222,814
Tencent Holdings, Ltd.	217,100	9,385,699
Description	Shares	Fair Value
Tianyun International Holdings, Ltd.	3,216,000	$436,482
Yestar Healthcare Holdings Co., Ltd.	4,312,500	1,906,184
		100,315,286
Colombia | 0.8%
Bancolombia SA Sponsored ADR	64,792	2,966,826
Egypt | 0.5%
Commercial International Bank Egypt SAE GDR	364,105	1,655,004
Credit Agricole Egypt SAE	154,105	401,721
		2,056,725
Georgia | 0.6%
BGEO Group PLC	37,869	1,654,423
TBC Bank Group PLC	19,245	428,232
		2,082,655
Hong Kong | 1.2%
Man Wah Holdings, Ltd.	2,129,305	1,908,121
NewOcean Energy Holdings, Ltd. (a)	826,000	225,234
TK Group Holdings, Ltd.	636,000	316,761
Tongda Group Holdings, Ltd.	8,389,114	2,253,295
		4,703,411
Hungary | 0.9%
OTP Bank Nyrt.	92,572	3,473,742
India | 8.0%
Axis Bank, Ltd.	684,839	5,349,252
Bajaj Auto, Ltd.	48,834	2,329,039
Dewan Housing Finance Corp., Ltd.	333,238	2,810,559
HCL Technologies, Ltd.	162,008	2,170,081
ICICI Bank, Ltd. Sponsored ADR	892,783	7,642,223
Kiri Industries, Ltd. (a)	61,864	345,797
Mirza International, Ltd.	109,825	267,850
Shriram Transport Finance Co., Ltd.	120,539	1,953,660
Tata Consultancy Services, Ltd.	80,543	3,005,102
Tata Motors, Ltd. Sponsored ADR (a)	108,468	3,391,794
The South Indian Bank, Ltd.	632,716	274,034
Uflex, Ltd.	56,983	377,179
		29,916,570
Indonesia | 3.8%
PT Bank Mandiri (Persero) Tbk	6,267,500	3,135,669
PT Bank Pembangunan Daerah Jawa Timur Tbk	3,607,800	187,367
PT Bank Rakyat Indonesia (Persero) Tbk	6,803,918	7,731,427
PT Bekasi Fajar Industrial Estate Tbk	19,239,500	388,528
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	83,330	2,858,219
		14,301,210

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
Kenya | 0.1%
KCB Group, Ltd.	1,005,700	$400,031
Kuwait | 0.1%
Human Soft Holding Co. KSC	19,568	255,352
Mexico | 3.2%
America Movil SAB de CV, Class L Sponsored ADR	96,368	1,710,532
Credito Real SAB de CV	169,900	287,738
Grupo Financiero Banorte SAB de CV, Class O	836,400	5,767,991
Grupo Mexico SAB de CV, Series B	330,101	1,009,518
Kimberly-Clark de Mexico SAB de CV, Series A	910,500	1,852,500
Nemak SAB de CV	1,765,600	1,517,388
		12,145,667
Morocco | 0.1%
Residences Dar Saada	15,936	281,293
Oman | 0.1%
Ooredoo	266,960	330,072
Pakistan | 0.2%
Bank Alfalah, Ltd. (a)	782,000	314,799
Kohinoor Textile Mills, Ltd.	256,500	215,306
Pak Elektron, Ltd.	364,900	263,051
		793,156
Peru | 1.0%
Credicorp, Ltd.	18,192	3,729,724
Philippines | 0.2%
PLDT, Inc. Sponsored ADR	28,102	897,016
Portugal | 1.4%
Galp Energia SGPS SA	293,045	5,197,185
Russia | 9.0%
Gazprom PJSC Sponsored ADR	251,605	1,054,353
LUKOIL PJSC Sponsored ADR	47,073	2,496,281
Mobile TeleSystems PJSC Sponsored ADR	246,100	2,569,284
Novatek OAO Sponsored GDR (London)	29,275	3,434,287
Novatek OAO Sponsored GDR (United States)	362	42,463
Sberbank of Russia PJSC	1,836,185	6,144,011
Sberbank of Russia PJSC Sponsored ADR	385,847	5,506,037
X5 Retail Group NV GDR (a)	146,589	6,580,592
Yandex NV Class A (a)	178,999	5,898,017
		33,725,325
Description	Shares	Fair Value
Singapore | 0.7%
BOC Aviation, Ltd.	473,900	$2,575,950
South Africa | 1.1%
Petra Diamonds, Ltd. (a)	1,566,487	1,763,484
Standard Bank Group, Ltd.	191,359	2,233,130
		3,996,614
South Korea | 11.3%
Douzone Bizon Co., Ltd.	53,470	1,457,709
Eugene Technology Co., Ltd.	134,543	2,471,045
Hanwha Life Insurance Co., Ltd.	158,433	949,738
HS Industries Co., Ltd.	239,000	2,008,915
Hyundai Mobis Co., Ltd.	12,881	2,699,341
Innocean Worldwide, Inc.	38,390	2,242,888
KT&G Corp.	12,131	1,117,307
Mando Corp.	9,089	2,024,497
NCSoft Corp.	9,192	3,739,138
Nice Information & Telecommunication, Inc.	16,851	357,622
Samjin Pharmaceutical Co., Ltd.	13,558	386,888
Samsung Electronics Co., Ltd.	5,768	12,964,780
Shinhan Financial Group Co., Ltd.	71,529	3,155,614
SK Hynix, Inc.	68,183	4,951,415
Viatron Technologies, Inc.	100,004	1,663,369
		42,190,266
Taiwan | 10.4%
Advanced Semiconductor Engineering, Inc.	2,880,122	3,532,617
Catcher Technology Co., Ltd.	135,000	1,261,176
Egis Technology, Inc. (a)	30,000	270,098
Elite Material Co., Ltd.	350,000	1,666,396
Gourmet Master Co., Ltd.	180,600	1,926,332
Hon Hai Precision Industry Co., Ltd.	550,671	1,914,167
Largan Precision Co., Ltd.	25,614	4,539,512
Primax Electronics, Ltd.	969,000	2,403,421
Realtek Semiconductor Corp.	608,000	2,099,401
Silicon Motion Technology Corp. ADR	102,651	4,930,328
Sunny Friend Environmental Technology Co., Ltd.	326,000	2,053,367
Taiwan Semiconductor Manufacturing Co., Ltd.	1,743,113	12,536,692
		39,133,507
Turkey | 4.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	284,562	2,103,862
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,852,183	2,897,976
KOC Holding AS ADR	122,467	2,816,741
Soda Sanayii AS	1,303,949	1,862,780
Turk Tuborg Bira ve Malt Sanayii AS	154,075	465,948
Turkcell Iletisim Hizmetleri AS ADR	185,575	1,636,772

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Turkiye Garanti Bankasi AS	1,731,831	$4,708,978
Turkiye Is Bankasi AS, C Shares	925,827	1,763,360
		18,256,417
Ukraine | 0.1%
Kernel Holding SA	25,389	386,947
United Arab Emirates | 0.4%
ADES International Holding, Ltd.	113,223	1,432,423
Total Common Stocks (Cost $288,604,762)		361,420,581
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA Expires 06/03/2019 (Cost $0)	15,354	52,600
Rights | 0.0%
China | 0.0%
China State Construction International Holdings, Ltd. Expires 10/03/2017	394,694	2,526
Pakistan | 0.0%
Kohinoor Textile Mills, Ltd. Expires 10/17/2017	15,390	3,286
Total Rights (Cost $0)		5,812
Short-Term Investments | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $13,361,719)	13,361,719	13,361,719
Total Investments | 100.0% (Cost $301,966,481)		$374,840,712
Cash and Other Assets in Excess of Liabilities | 0.0%		8,933
Net Assets | 100.0%		$374,849,645

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio
Common Stocks | 63.4%
Argentina | 1.1%
Transportadora de Gas del Sur SA (a)	45,870	$931,620
YPF SA Sponsored ADR	78,881	1,757,468
		2,689,088
Brazil | 4.3%
Ambev SA ADR	155,500	1,024,745
Banco do Brasil SA	148,445	1,635,771
CCR SA	226,100	1,264,301
Cia de Saneamento do Parana (Preference Shares)	211,200	721,527
Cielo SA Sponsored ADR	185,343	1,293,694
Iochpe Maxion SA	133,549	906,167
JSL SA (a)	43,400	133,606
Localiza Rent a Car SA	75,984	1,384,537
Movida Participacoes SA	252,400	667,828
Petroleo Brasileiro SA Sponsored ADR (a)	151,000	1,458,660
		10,490,836
Canada | 0.6%
First Quantum Minerals, Ltd.	137,969	1,549,145
Chile | 0.1%
Geopark, Ltd. (a)	18,755	164,294
China | 17.8%
AAC Technologies Holdings, Inc.	180,893	3,055,427
Agricultural Bank of China, Ltd., Class H	5,681,090	2,554,509
Alibaba Group Holding, Ltd. Sponsored ADR (a)	24,255	4,189,081
Anhui Conch Cement Co., Ltd., Class H	317,500	1,270,064
Baidu, Inc. Sponsored ADR (a)	23,261	5,761,517
Brilliance China Automotive Holdings, Ltd.	857,313	2,304,281
China Construction Bank Corp., Class H	2,835,065	2,362,255
China Medical System Holdings, Ltd.	800,000	1,400,040
China Mobile, Ltd. Sponsored ADR	31,738	1,604,991
China Shenhua Energy Co., Ltd., Class H	438,986	1,037,764
China State Construction International Holdings, Ltd.	1,447,616	2,111,258
CNOOC, Ltd.	498,000	644,328
Fufeng Group, Ltd.	1,488,000	1,019,527
Green Seal Holding, Ltd.	205,700	468,443
NetEase, Inc. ADR	8,565	2,259,533
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	27,943	2,466,249
Noah Holdings, Ltd. Sponsored ADR (a)	23,400	751,374
Ping An Insurance (Group) Co. of China, Ltd., Class H	351,400	2,711,341
Tencent Holdings, Ltd.	94,752	4,096,332
Description	Shares	Fair Value
Tianyun International Holdings, Ltd.	1,542,000	$209,283
Yestar Healthcare Holdings Co., Ltd.	1,642,500	726,008
		43,003,605
Colombia | 0.5%
Bancolombia SA Sponsored ADR	28,280	1,294,941
Egypt | 0.4%
Commercial International Bank Egypt SAE GDR	153,168	696,210
Credit Agricole Egypt SAE	74,080	193,112
		889,322
Georgia | 0.3%
BGEO Group PLC	14,413	629,676
TBC Bank Group PLC	9,404	209,254
		838,930
Hong Kong | 0.8%
Man Wah Holdings, Ltd.	811,760	727,437
NewOcean Energy Holdings, Ltd. (a)	398,000	108,527
TK Group Holdings, Ltd.	306,000	152,404
Tongda Group Holdings, Ltd.	3,200,049	859,525
		1,847,893
Hungary | 0.6%
OTP Bank Nyrt.	39,061	1,465,755
India | 5.2%
Axis Bank, Ltd.	288,592	2,254,181
Bajaj Auto, Ltd.	20,527	978,994
Dewan Housing Finance Corp., Ltd.	126,958	1,070,775
HCL Technologies, Ltd.	68,132	912,621
ICICI Bank, Ltd. Sponsored ADR	389,862	3,337,219
Kiri Industries, Ltd. (a)	29,770	166,403
Mirza International, Ltd.	52,811	128,800
Shriram Transport Finance Co., Ltd.	45,961	744,922
Tata Consultancy Services, Ltd.	33,628	1,254,679
Tata Motors, Ltd. Sponsored ADR (a)	47,346	1,480,510
The South Indian Bank, Ltd.	303,931	131,635
Uflex, Ltd.	27,401	181,371
		12,642,110
Indonesia | 2.6%
PT Bank Mandiri (Persero) Tbk	2,644,400	1,323,010
PT Bank Pembangunan Daerah Jawa Timur Tbk	1,733,800	90,043
PT Bank Rakyat Indonesia (Persero) Tbk	2,971,100	3,376,120
PT Bekasi Fajar Industrial Estate Tbk	9,246,400	186,724
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	35,184	1,206,811
		6,182,708

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Kenya | 0.1%
KCB Group, Ltd.	483,500	$192,319
Kuwait | 0.1%
Human Soft Holding Co. KSC	9,409	122,783
Mexico | 2.1%
America Movil SAB de CV, Class L Sponsored ADR	40,644	721,431
Credito Real SAB de CV	81,700	138,365
Grupo Financiero Banorte SAB de CV, Class O	365,200	2,518,496
Grupo Mexico SAB de CV, Series B	139,809	427,565
Kimberly-Clark de Mexico SAB de CV, Series A	386,235	785,832
Nemak SAB de CV	672,800	578,217
		5,169,906
Morocco | 0.1%
Residences Dar Saada	7,658	135,174
Oman | 0.1%
Ooredoo	128,359	158,705
Pakistan | 0.2%
Bank Alfalah, Ltd. (a)	376,000	151,361
Kohinoor Textile Mills, Ltd.	123,000	103,246
Pak Elektron, Ltd.	175,500	126,516
		381,123
Peru | 0.7%
Credicorp, Ltd.	7,913	1,622,323
Philippines | 0.2%
PLDT, Inc. Sponsored ADR	11,840	377,933
Portugal | 0.9%
Galp Energia SGPS SA	127,968	2,269,526
Russia | 6.0%
Gazprom PJSC Sponsored ADR	106,727	447,241
LUKOIL PJSC Sponsored ADR	19,758	1,047,767
Mobile TeleSystems PJSC Sponsored ADR	103,610	1,081,688
Novatek OAO Sponsored GDR	12,942	1,518,242
Sberbank of Russia PJSC	801,829	2,682,979
Sberbank of Russia PJSC Sponsored ADR (London)	3,482	49,639
Sberbank of Russia PJSC Sponsored ADR (United States)	160,430	2,289,336
X5 Retail Group NV GDR (a)	63,904	2,868,754
Yandex NV Class A (a)	78,104	2,573,527
		14,559,173
Description	Shares	Fair Value
Singapore | 0.4%
BOC Aviation, Ltd.	180,800	$982,764
South Africa | 0.7%
Petra Diamonds, Ltd. (a)	597,688	672,852
Standard Bank Group, Ltd.	80,836	943,343
		1,616,195
South Korea | 7.3%
Douzone Bizon Co., Ltd.	20,400	556,149
Eugene Technology Co., Ltd.	51,267	941,581
Hanwha Life Insurance Co., Ltd.	64,650	387,549
HS Industries Co., Ltd.	91,092	765,674
Hyundai Mobis Co., Ltd.	5,460	1,144,197
Innocean Worldwide, Inc.	14,610	853,571
KT&G Corp.	5,156	474,885
Mando Corp.	3,460	770,685
NCSoft Corp.	4,014	1,632,822
Nice Information & Telecommunication, Inc.	8,109	172,094
Samjin Pharmaceutical Co., Ltd.	6,516	185,939
Samsung Electronics Co., Ltd.	2,490	5,596,793
Shinhan Financial Group Co., Ltd.	30,193	1,332,012
SK Hynix, Inc.	28,776	2,089,698
Viatron Technologies, Inc.	38,156	634,650
		17,538,299
Taiwan | 6.7%
Advanced Semiconductor Engineering, Inc.	1,255,618	1,540,080
Catcher Technology Co., Ltd.	59,000	551,181
Egis Technology, Inc. (a)	14,000	126,046
Elite Material Co., Ltd.	134,000	637,992
Gourmet Master Co., Ltd.	68,500	730,641
Hon Hai Precision Industry Co., Ltd. GDR	114,105	800,790
Largan Precision Co., Ltd.	10,648	1,887,121
Primax Electronics, Ltd.	370,000	917,715
Realtek Semiconductor Corp.	232,000	801,087
Silicon Motion Technology Corp. ADR	42,517	2,042,091
Sunny Friend Environmental Technology Co., Ltd.	124,000	781,035
Taiwan Semiconductor Manufacturing Co., Ltd.	383,668	2,759,389
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	70,385	2,642,957
		16,218,125
Turkey | 3.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	124,263	918,718
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	1,682,179	1,265,494
KOC Holding AS ADR	51,504	1,184,592
Soda Sanayii AS	496,726	709,607

Description	Shares	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Turk Tuborg Bira ve Malt Sanayii AS	74,047	$223,930
Turkcell Iletisim Hizmetleri AS ADR	78,627	693,490
Turkiye Garanti Bankasi AS	756,260	2,056,328
Turkiye Is Bankasi AC, C Shares	390,698	744,136
		7,796,295
Ukraine | 0.1%
Kernel Holding SA	12,214	186,150
United Arab Emirates | 0.2%
ADES International Holding, Ltd.	43,156	545,981
Total Common Stocks (Cost $128,155,394)		152,931,401

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 3.2%
Argentina | 0.2%
AES Argentina Generacion SA, 7.750%, 02/02/24 (c)	USD	120	$128,618
Generacion Mediterranea SA, 9.625%, 07/27/23	USD	250	279,425
Genneia SA, 8.750%, 01/20/22 (c)	USD	95	103,805
			511,848
Bangladesh | 0.1%
Banglalink Digital Communications, Ltd., 8.625%, 05/06/19	USD	175	182,630
Brazil | 0.6%
Gerdau Trade, Inc., 4.750%, 04/15/23	USD	48	49,113
GTL Trade Finance, Inc., 5.893%, 04/29/24	USD	25	26,775
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	1,300	1,503,613
			1,579,501
Canada | 0.0%
First Quantum Minerals, Ltd., 7.000%, 02/15/21 (c)	USD	50	51,438
Chile | 0.3%
AES Gener SA, 8.375%, 12/18/73 (d)	USD	200	212,272
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	117	119,454
VTR Finance BV, 6.875%, 01/15/24	USD	315	333,113
			664,839
Description	Security Currency	Principal Amount (000)	Fair Value
China | 0.1%
Green Dragon Gas, Ltd., 10.000%, 11/20/17 (c)	USD	200	$174,000
Colombia | 0.2%
Ecopetrol SA, 5.875%, 09/18/23	USD	130	144,560
Transportadora de Gas Internacional SA, 5.700%, 03/20/22	USD	265	273,082
			417,642
Guatemala | 0.1%
Comcel Trust, 6.875%, 02/06/24	USD	165	175,312
Israel | 0.1%
Altice Financing SA, 6.625%, 02/15/23 (c)	USD	280	296,800
Mauritius | 0.1%
Liquid Telecommunications Financing PLC, 8.500%, 07/13/22 (c)	USD	270	284,395
Mexico | 0.1%
Banco Mercantil del Norte SA:
6.875%, (CMT 5 Year + 5.035%) 07/06/22 (c), (d), (g)	USD	125	132,969
7.625%, (CMT 10 Year + 5.353%) 01/10/28 (c), (d), (g)	USD	50	54,550
			187,519
Nigeria | 0.1%
IHS Netherlands Holdco BV:
9.500%, 10/27/21 (c)	USD	155	162,253
9.500%, 10/27/21	USD	200	209,359
			371,612
Peru | 0.2%
Inkia Energy, Ltd., 8.375%, 04/04/21	USD	250	256,875
InRetail Shopping Malls, 6.500%, 07/09/21	USD	175	184,187
			441,062
Russia | 0.3%
GTH Finance BV, 7.250%, 04/26/23	USD	200	226,888
Sberbank of Russia, 5.500% (CMT 5 Year + 4.023%), 02/26/24 (d)	USD	200	204,250
TMK OAO Via TMK Capital SA, 6.750%, 04/03/20	USD	200	210,460
			641,598

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
Saudi Arabia | 0.1%
Acwa Power Management And Investments One, Ltd., 5.950%, 12/15/39 (c)	USD	250	$257,636
Singapore | 0.2%
Puma International Financing SA, 6.750%, 02/01/21	USD	400	412,000
South Korea | 0.2%
Harvest Operations Corp., 6.875%, 10/01/17	USD	203	203,000
SK E&S Co., Ltd., 4.875% (CMT 5 Year + 3.226%), 11/26/19 (d), (g)	USD	90	90,225
Woori Bank, 4.500% (CMT 5 Year + 3.306%), 09/27/21 (d), (g)	USD	90	89,544
			382,769
Turkey | 0.1%
Turkiye Is Bankasi, 5.000%, 04/30/20	USD	200	203,250
United Arab Emirates | 0.1%
MAF Global Securities, Ltd., 7.125% (USD Swap 5 Year + 5.702%), 10/29/18 (d), (g)	USD	260	271,050
United States | 0.0%
Sable International Finance, Ltd., 6.875%, 08/01/22 (c)	USD	65	69,875
Total Corporate Bonds (Cost $7,323,133)			7,576,776
Foreign Government Obligations | 11.7%
Argentina | 1.0%
Argentina POM Politica Monetaria, 26.250%, (ARPP7DRR) 06/21/20 (d)	ARS	13,420	816,351
Republic of Argentina:
24.112%, (BADLARPP + 2.750%) 03/01/18 (d)	ARS	3,350	193,036
22.750%, 03/05/18	ARS	3,400	195,123
23.913%, (BADLARPP + 2.500%) 03/11/19 (d)	ARS	1,300	75,715
7.500%, 04/22/26	USD	55	61,820
7.125%, 06/28/17 (c)	USD	1,180	1,177,640
			2,519,685
Belize | 0.2%
Republic of Belize, 4.938%, 02/20/34 (e)	USD	766	497,900
Brazil | 0.9%
Brazil NTN-B: 6.000%, 05/15/35	BRL	410	430,723
Description	Security Currency	Principal Amount (000)	Fair Value
6.000%, 08/15/50	BRL	470	$502,241
Brazil NTN-F:
10.000%, 01/01/21	BRL	962	314,824
10.000%, 01/01/27	BRL	2,760	887,756
			2,135,544
Congo | 0.3%
Republic of Congo, 6.000%, 06/30/29 (e)	USD	1,075	849,566
Dominican Republic | 0.1%
Dominican Republic Bonds:
15.950%, 06/04/21 (c)	DOP	4,200	104,960
10.500%, 04/07/23 (c)	DOP	5,000	107,299
			212,259
Ecuador | 0.3%
Republic of Ecuador:
10.500%, 03/24/20	USD	200	215,500
8.750%, 06/02/23	USD	250	257,500
9.625%, 06/02/27	USD	200	209,000
			682,000
Egypt | 0.9%
Arab Republic of Egypt, 8.500%, 01/31/47 (c)	USD	620	692,230
Egypt Treasury Bills:
0.000%, 11/07/17	EGP	17,600	980,154
0.000%, 01/02/18	EGP	2,600	140,899
0.000%, 07/10/18	EGP	300	14,881
0.000%, 07/24/18	EGP	6,600	325,307
			2,153,471
Ghana | 0.5%
Ghana Government Bonds:
23.230%, 02/19/18	GHS	120	27,711
22.490%, 04/23/18	GHS	20	4,644
23.470%, 05/21/18	GHS	100	23,389
Ghana Treasury Notes:
22.500%, 12/10/18	GHS	160	37,917
21.000%, 01/07/19	GHS	870	203,724
Republic of Ghana:
7.875%, 08/07/23	USD	335	354,681
8.125%, 01/18/26	USD	431	457,399
			1,109,465
India | 0.3%
India Government Bonds, 7.720%, 05/25/25	INR	50,000	799,518
Indonesia | 0.4%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	5,678,000	432,943
8.250%, 07/15/21	IDR	3,084,000	244,082

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
8.375%, 09/15/26	IDR	4,071,000	$338,822
			1,015,847
Malaysia | 0.5%
Malaysia Government Bonds:
3.314%, 10/31/17	MYR	1,320	312,663
4.240%, 02/07/18	MYR	1,490	354,230
3.580%, 09/28/18	MYR	2,240	532,571
			1,199,464
Mexico | 0.4%
Mexican Bonos:
6.500%, 06/10/21	MXN	13,750	749,397
5.750%, 03/05/26	MXN	5,910	302,252
			1,051,649
Mozambique | 0.5%
Mozambique International Bonds, 10.500%, 01/18/23	USD	1,592	1,241,760
Paraguay | 0.1%
Republic of Paraguay, 6.100%, 08/11/44	USD	150	168,375
Peru | 0.5%
Republic of Peru, 6.350%, 08/12/28	PEN	3,470	1,149,714
Russia | 1.6%
Russia Government Bonds - OFZ:
7.500%, 08/18/21	RUB	33,000	573,716
7.750%, 09/16/26	RUB	183,600	3,244,132
			3,817,848
South Africa | 1.6%
Republic of South Africa:
7.750%, 02/28/23	ZAR	5,600	410,846
10.500%, 12/21/26	ZAR	24,960	2,067,996
8.250%, 03/31/32	ZAR	10,000	675,158
8.750%, 02/28/48	ZAR	9,400	627,955
			3,781,955
Turkey | 0.5%
Republic of Turkey:
6.750%, 05/30/40	USD	330	366,568
6.000%, 01/14/41	USD	255	262,012
6.625%, 02/17/45	USD	105	115,763
Turkey Government Bonds, 2.000%, 10/26/22	TRY	1,688	455,486
			1,199,829
Ukraine | 0.7%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	990	1,042,965
7.750%, 09/01/20	USD	420	445,200
7.750%, 09/01/27	USD	155	158,875
Description	Security Currency	Principal Amount (000)	Fair Value
7.375%, 09/25/32 (c)	USD	110	$107,112
			1,754,152
Uruguay | 0.3%
Republica Orient Uruguay, 5.000%, 09/14/18	UYU	9,108	318,904
Uruguay Notas del Tesoro, 13.250%, 04/08/18	UYU	1,600	56,102
Uruguay Treasury Bills:
0.000%, 02/08/18	UYU	2,490	82,829
0.000%, 03/08/18	UYU	3,022	99,790
0.000%, 04/05/18	UYU	920	30,234
0.000%, 06/01/18	UYU	680	22,042
			609,901
Venezuela | 0.1%
Republic of Venezuela:
8.250%, 10/13/24	USD	170	57,800
7.650%, 04/21/25	USD	180	60,750
9.250%, 05/07/28	USD	170	58,225
9.375%, 01/13/34	USD	165	57,750
7.000%, 03/31/38	USD	185	61,512
			296,037
Total Foreign Government Obligations (Cost $27,957,174)			28,245,939
Quasi Government Bonds | 0.3%
Ukraine | 0.2%
Ukreximbank Via Biz Finance PLC, 9.625%, 04/27/22	USD	450	481,824
Venezuela | 0.1%
Petroleos de Venezuela SA:
6.000%, 05/16/24	USD	270	82,080
6.000%, 11/15/26	USD	280	84,980
5.375%, 04/12/27	USD	280	84,000
5.500%, 04/12/37	USD	275	83,188
			334,248
Total Quasi Government Bonds (Cost $881,195)			816,072
Supranationals | 0.1%
European Investment Bank, 7.200%, 07/09/19 (c) (Cost $230,649)	IDR	3,000,000	226,912
US Treasury Securities | 11.9%
US Treasury Bills:
0.000%, 10/05/17	USD	780	779,953
0.000%, 11/16/17	USD	15,940	15,920,943
0.875%, 10/15/17	USD	1,000	999,944
0.625%, 11/30/17	USD	3,400	3,397,388
0.750%, 12/31/17	USD	1,500	1,498,529
0.875%, 01/31/18	USD	3,500	3,496,598

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi-Asset Portfolio (continued)
1.000%, 02/15/18	USD	2,500	$2,498,330
Total US Treasury Securities (Cost $28,592,636)			28,591,685

Description		Shares	Fair Value
Rights | 0.0%
China | 0.0%
China State Construction International Holdings, Ltd. Expires 10/03/2017		154,452	989
Pakistan | 0.0%
Kohinoor Textile Mills, Ltd. Expires 10/17/2017		7,380	1,576
Total Rights (Cost $0)			2,565
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA Expires 06/03/2019 (Cost $0)		5,284	18,102
Short-Term Investments | 8.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $19,813,173)		19,813,173	19,813,173

Description	Counterparty	Number of Contracts	Fair Value
Purchased Options | 0.0%
Call
USD vs INR Oct 17 66.17, Expires 10/30/17 (Notional Amount $2,550,000)	JPMS	25,500	$9,690
USD vs INR Dec 17 68.06, Expires 12/27/17 (Notional Amount $1,190,000)	JPMS	11,900	4,786
Put
EUR vs PLN Jul 18 4.2, Expires 07/30/18 (Notional Amount $3,537,000)	JPMS	35,370	29,681
EUR vs PLN Sep 18 4.2, Expires 09/28/18 (Notional Amount $1,652,000)	JPMS	16,520	16,987
Total Purchased Options (Cost $77,887)			61,144
Description	Fair Value
Total Investments | 98.8% (Cost $213,031,241) (f)	$238,283,769
Cash and Other Assets in Excess of Liabilities | 1.2%	2,889,077
Net Assets | 100.0%	$241,172,846

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	2,474,815	USD	136,128	CIT	10/02/17	$6,834	$—
ARS	2,711,800	USD	154,541	CIT	10/02/17	2,110	—
ARS	5,447,440	USD	310,441	CIT	10/02/17	4,239	—
ARS	2,748,050	USD	149,027	CIT	10/12/17	8,925	—
ARS	7,770,274	USD	460,000	CIT	10/25/17	—	16,590
ARS	7,774,000	USD	460,000	CIT	10/27/17	—	16,867
ARS	7,267,000	USD	430,000	CIT	11/13/17	—	19,541
ARS	5,723,250	USD	316,902	CIT	12/22/17	—	132
ARS	3,982,780	USD	223,000	HSB	11/02/17	3,277	—
ARS	3,081,715	USD	169,000	HSB	11/29/17	3,604	—
ARS	5,684,425	USD	328,105	JPM	10/02/17	265	—
ARS	3,956,000	USD	226,835	JPM	10/12/17	546	—
ARS	7,074,270	USD	404,186	SCB	10/23/17	—	47
BRL	1,122,281	USD	360,630	BRC	11/03/17	—	7,817
BRL	1,122,280	USD	360,723	SCB	11/03/17	—	7,910
BRL	309,225	USD	92,663	SCB	02/09/18	3,365	—
BRL	363,944	USD	109,887	SCB	02/09/18	3,134	—
CAD	533,143	USD	425,251	BRC	10/05/17	2,043	—
CAD	789,695	USD	631,127	BRC	10/05/17	1,783	—
CAD	791,564	USD	631,127	BRC	10/05/17	3,281	—
CAD	176,984	USD	141,826	BRC	10/12/17	27	—
CAD	214,148	USD	176,549	BRC	10/12/17	—	4,909
CAD	262,306	USD	209,638	BRC	10/12/17	601	—
CAD	696,648	USD	559,552	BRC	10/12/17	—	1,186
CAD	195,043	USD	156,016	CIT	10/05/17	304	—
CAD	195,672	USD	156,016	CIT	10/05/17	808	—
CAD	286,247	USD	228,737	CIT	10/12/17	692	—
CAD	276,637	USD	227,408	CIT	10/16/17	—	5,676
CAD	277,577	USD	225,000	CIT	10/16/17	—	2,515
CAD	579,710	USD	462,578	JPM	10/05/17	2,037	—
CAD	631,464	USD	480,000	JPM	10/05/17	26,094	—
CAD	285,441	USD	228,737	JPM	10/12/17	45	—
CAD	566,877	USD	456,175	JPM	10/12/17	—	1,820
CAD	403,644	USD	322,170	SCB	10/05/17	1,335	—
CAD	228,964	USD	184,273	SCB	10/12/17	—	757
CAD	436,243	USD	348,768	SCB	10/12/17	883	—
CAD	519,964	USD	416,580	SCB	10/12/17	174	—
CAD	219,649	USD	170,000	UBS	10/12/17	6,049	—
CLP	140,560,700	USD	226,000	SCB	10/25/17	—	6,485
CNY	2,456,775	USD	358,000	CIT	01/17/18	10,094	—
CNY	2,135,484	USD	322,629	SCB	10/10/17	—	1,156
CNY	2,038,736	USD	303,000	SCB	10/23/17	3,691	—
CNY	2,225,808	USD	328,000	SCB	10/23/17	6,833	—
CNY	2,135,484	USD	319,827	SCB	11/10/17	1,142	—
COP	932,042,000	USD	316,000	CIT	11/28/17	—	681
COP	1,343,222,400	USD	458,000	SCB	10/11/17	—	1,077

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CZK	8,242,634	EUR	317,000	BNP	10/30/17	$277	$—
CZK	11,145,762	EUR	428,000	CIT	10/30/17	1,144	—
CZK	4,867,984	EUR	187,000	CIT	11/30/17	421	—
CZK	23,749,650	EUR	890,000	CIT	02/27/18	30,280	—
DOP	10,294,200	USD	215,000	CIT	10/11/17	244	—
DOP	10,687,200	USD	219,000	CIT	01/19/18	617	—
EGP	7,067,700	USD	371,495	CIT	02/28/18	13,269	—
EUR	753,607	CZK	20,185,374	CIT	02/27/18	—	29,102
EUR	277,000	RON	1,275,890	JPM	10/10/17	—	836
EUR	689,313	USD	786,120	BRC	10/10/17	28,889	—
EUR	206,563	USD	242,313	JPM	10/10/17	1,916	—
EUR	424,351	USD	483,880	JPM	10/10/17	17,851	—
HUF	67,562,950	EUR	217,000	BNP	11/30/17	—	443
HUF	92,165,316	USD	359,000	BNP	10/03/17	—	9,529
HUF	32,256,298	USD	119,260	BRC	11/06/17	3,221	—
HUF	50,159,137	USD	191,732	BRC	11/06/17	—	1,273
HUF	55,674,349	USD	214,355	BRC	11/06/17	—	2,953
HUF	55,775,373	USD	214,035	BRC	11/06/17	—	2,250
HUF	78,001,923	USD	299,256	BRC	11/06/17	—	3,074
HUF	80,313,163	USD	309,659	BRC	11/06/17	—	4,701
HUF	111,366,386	USD	427,832	BRC	11/06/17	—	4,961
HUF	122,764,500	USD	450,000	BRC	11/06/17	16,151	—
HUF	51,591,309	USD	190,740	CIT	11/06/17	5,158	—
HUF	60,719,892	USD	232,735	CIT	11/06/17	—	2,175
HUF	73,710,000	USD	270,000	CIT	11/06/17	9,885	—
HUF	122,098,605	USD	468,835	CIT	11/06/17	—	5,212
HUF	122,236,330	USD	471,191	CIT	11/06/17	—	7,046
HUF	122,411,502	USD	469,315	CIT	11/06/17	—	4,505
HUF	181,691,772	USD	700,341	CIT	11/06/17	—	10,437
HUF	184,512,409	USD	704,934	CIT	11/06/17	—	4,320
HUF	132,127,648	USD	522,000	CIT	11/07/17	—	20,274
HUF	90,987,620	USD	346,000	CIT	11/30/17	—	142
HUF	84,208,581	USD	324,454	SCB	11/06/17	—	4,705
HUF	117,338,879	USD	449,897	SCB	11/06/17	—	4,348
IDR	4,808,227,813	USD	338,013	BRC	12/11/17	16,835	—
IDR	6,156,547,287	USD	433,072	BRC	12/13/17	21,199	—
IDR	1,242,162,768	USD	91,021	BRC	12/27/17	517	—
IDR	4,808,227,813	USD	333,951	BRC	12/27/17	20,380	—
IDR	6,156,547,287	USD	427,568	BRC	12/27/17	26,125	—
IDR	1,226,945,617	USD	86,557	BRC	01/05/18	3,785	—
IDR	1,266,633,065	USD	89,357	BRC	01/05/18	3,908	—
IDR	2,001,159,224	USD	141,026	BRC	01/05/18	6,323	—
IDR	4,923,572,126	USD	358,992	BRC	01/05/18	3,540	—
IDR	5,746,673,598	USD	406,413	BRC	01/05/18	16,726	—
IDR	2,296,338,338	USD	164,789	BRC	01/08/18	4,246	—
IDR	10,413,450,000	USD	730,000	CIT	12/14/17	38,303	—
IDR	10,402,500,000	USD	730,000	CIT	12/15/17	37,425	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
IDR	10,402,500,000	USD	721,794	CIT	12/27/17	$44,794	$—
IDR	10,402,500,000	USD	721,945	CIT	12/27/17	44,644	—
IDR	3,006,712,151	USD	212,067	CIT	01/05/18	9,323	—
IDR	5,088,006,866	USD	371,008	CIT	01/05/18	3,631	—
IDR	7,582,606,799	USD	535,306	CIT	01/05/18	23,016	—
IDR	9,231,275,977	USD	650,643	CIT	01/05/18	29,073	—
IDR	9,278,332,055	USD	654,231	CIT	01/05/18	28,950	—
IDR	5,576,022,188	USD	391,988	JPM	12/11/17	19,523	—
IDR	4,509,889,709	USD	316,928	JPM	12/13/17	15,841	—
IDR	10,402,500,000	USD	730,000	JPM	12/14/17	37,495	—
IDR	1,625,016,001	USD	118,979	JPM	12/27/17	773	—
IDR	4,509,889,709	USD	313,187	JPM	12/27/17	19,159	—
IDR	5,576,022,188	USD	387,493	JPM	12/27/17	23,419	—
IDR	5,835,916,604	USD	405,216	JPM	12/27/17	24,849	—
IDR	3,775,879,942	USD	266,376	JPM	01/05/18	11,649	—
IDR	3,791,326,736	USD	267,371	JPM	01/05/18	11,791	—
IDR	6,200,107,251	USD	438,282	JPM	01/05/18	18,244	—
IDR	2,628,459,024	USD	188,488	JPM	01/08/18	4,996	—
IDR	10,088,456,136	USD	733,973	JPM	01/08/18	8,648	—
IDR	2,144,800,000	USD	160,000	SCB	11/08/17	—	1,249
IDR	2,696,354,136	USD	196,027	SCB	01/08/18	2,454	—
IDR	3,020,037,513	USD	216,723	SCB	01/08/18	5,584	—
IDR	3,791,326,736	USD	267,371	UBS	01/05/18	11,791	—
INR	20,328,468	USD	313,943	BRC	11/01/17	—	3,801
INR	34,912,692	USD	539,192	BRC	11/01/17	—	6,545
INR	11,111,750	USD	169,000	BRC	01/05/18	—	697
INR	14,847,270	USD	225,300	BRC	01/05/18	—	418
INR	15,134,628	USD	229,800	BRC	01/05/18	—	566
INR	28,919,999	USD	442,689	BRC	03/19/18	—	8,246
INR	43,635,771	USD	674,000	CIT	11/21/17	—	9,781
INR	15,134,610	USD	229,000	CIT	12/28/17	437	—
INR	13,543,616	USD	207,311	CIT	03/19/18	—	3,855
INR	13,845,816	USD	216,000	JPM	10/11/17	—	4,226
INR	20,328,469	USD	314,026	JPM	11/01/17	—	3,883
INR	34,912,692	USD	539,192	JPM	11/01/17	—	6,545
INR	36,289,154	USD	547,265	JPM	12/29/17	2,808	—
INR	42,651,883	USD	642,735	JPM	12/29/17	3,785	—
INR	11,126,960	USD	169,000	JPM	01/05/18	—	467
INR	31,104,736	USD	471,800	JPM	01/05/18	—	677
INR	20,328,468	USD	313,977	SCB	11/01/17	—	3,835
INR	34,912,692	USD	539,359	SCB	11/01/17	—	6,711
INR	14,833,752	USD	225,300	SCB	01/05/18	—	623
INR	15,132,330	USD	229,800	SCB	01/05/18	—	600
KRW	234,692,635	USD	210,524	BRC	01/08/18	—	5,356
KRW	783,739,151	USD	705,372	BRC	01/08/18	—	20,226
KRW	233,043,288	USD	209,703	BRC	01/12/18	—	5,961
KRW	233,441,725	USD	209,703	BRC	01/12/18	—	5,612

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
KRW	233,693,369	USD	209,703	BRC	01/12/18	$—	$5,392
KRW	234,745,266	USD	210,524	BRC	01/12/18	—	5,294
KRW	321,369,486	USD	287,888	CIT	01/12/18	—	6,924
KRW	397,995,662	USD	357,483	CIT	01/12/18	—	9,527
KRW	449,445,489	USD	404,628	JPM	01/08/18	—	11,721
KRW	676,375,299	USD	605,663	JPM	01/08/18	—	14,374
KRW	253,750,491	USD	228,316	JPM	01/12/18	—	6,470
KRW	512,150,554	USD	459,472	JPM	01/12/18	—	11,714
KRW	542,018,659	USD	485,675	JPM	01/12/18	—	11,805
KRW	501,219,160	USD	442,000	SCB	10/13/17	—	4,350
KRW	193,753,972	USD	173,289	SCB	01/08/18	—	3,908
KRW	99,640,826	USD	89,396	SCB	01/12/18	—	2,283
KRW	213,050,194	USD	191,385	SCB	01/12/18	—	5,122
KRW	356,293,592	USD	320,552	SCB	01/12/18	—	9,055
KZT	91,927,000	USD	274,000	CIT	11/28/17	—	7,241
KZT	79,288,320	USD	232,000	SCB	10/16/17	304	—
KZT	39,515,400	USD	116,000	SCB	10/27/17	—	513
KZT	81,340,000	USD	245,000	SCB	10/27/17	—	7,278
KZT	85,539,300	USD	253,000	SCB	11/08/17	—	3,677
KZT	82,871,250	USD	245,000	SCB	01/29/18	—	7,673
MAD	1,146,960	USD	118,000	CIT	10/27/17	2,797	—
MAD	837,980	USD	89,768	SCB	10/05/17	—	1,047
MAD	1,155,340	USD	122,000	SCB	12/28/17	—	1,946
MXN	36,808,005	USD	2,038,096	BOA	10/10/17	—	19,233
MXN	2,857,316	USD	149,000	CIT	11/27/17	6,515	—
MXN	36,808,005	USD	2,038,547	JPM	10/10/17	—	19,684
MXN	2,534,897	USD	140,364	SCB	10/10/17	—	1,328
PEN	259,039	USD	79,766	BOA	11/09/17	—	509
PEN	313,950	USD	96,481	BOA	11/09/17	—	424
PEN	1,418,892	USD	436,448	BOA	11/09/17	—	2,319
PEN	6,470	USD	1,989	BRC	11/09/17	—	10
PEN	103,984	USD	32,000	BRC	11/09/17	—	185
PEN	104,560	USD	32,000	BRC	11/09/17	—	9
PEN	104,560	USD	32,000	BRC	11/09/17	—	9
PEN	104,720	USD	32,000	BRC	11/09/17	40	—
PEN	347,742	USD	107,025	BRC	11/09/17	—	629
PEN	404,142	USD	123,327	BRC	11/09/17	326	—
PEN	790,090	USD	243,000	CIT	10/20/17	—	1,101
PEN	361,105	USD	111,000	CIT	11/06/17	—	499
PEN	513,105	USD	156,673	CIT	11/09/17	318	—
PEN	1,706,838	USD	525,187	CIT	11/09/17	—	2,957
PEN	577,101	USD	177,788	JPM	11/09/17	—	1,217
PEN	1,476,483	USD	454,060	JPM	11/09/17	—	2,311
PEN	1,018,930	USD	312,000	SCB	10/16/17	—	6
PEN	104,384	USD	32,000	SCB	11/09/17	—	62
PEN	1,638,240	USD	503,951	SCB	11/09/17	—	2,710
PHP	34,282,905	USD	669,000	JPM	11/14/17	4,359	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	1,553,477	USD	437,796	BOA	11/20/17	$—	$12,082
PLN	1,553,477	USD	437,781	BRC	11/20/17	—	12,067
PLN	2,797,603	USD	779,000	CIT	10/18/17	—	12,353
PLN	1,553,476	USD	437,722	CIT	11/20/17	—	12,008
PLN	1,553,477	USD	437,494	JPM	11/20/17	—	11,780
PLN	1,553,477	USD	437,482	SCB	11/20/17	—	11,768
RON	1,055,254	EUR	231,000	JPM	10/10/17	—	1,556
RON	1,495,402	USD	392,000	CIT	11/01/17	—	7,212
RON	1,955,128	USD	462,074	CIT	11/09/17	40,955	—
RSD	21,733,560	USD	219,000	CIT	10/31/17	—	3,816
RUB	23,132,644	USD	397,759	BOA	10/05/17	3,973	—
RUB	23,132,644	USD	397,741	BRC	10/05/17	3,990	—
RUB	122,191,746	USD	2,021,954	BRC	10/05/17	100,083	—
RUB	23,132,643	USD	397,810	CIT	10/05/17	3,922	—
RUB	23,132,644	USD	397,605	JPM	10/05/17	4,127	—
RUB	23,132,644	USD	398,564	SCB	10/05/17	3,168	—
RUB	19,865,403	USD	347,000	SCB	10/11/17	—	2,398
THB	22,136,800	USD	670,000	SCB	10/18/17	—	6,148
TRY	1,338,011	USD	378,504	BRC	10/19/17	—	4,847
TRY	1,338,012	USD	378,451	CIT	10/19/17	—	4,794
TRY	1,437,443	USD	407,000	CIT	11/30/17	—	10,404
TRY	2,667,540	USD	749,962	JPM	10/19/17	—	5,017
TRY	1,338,011	USD	378,397	SCB	10/19/17	—	4,740
TRY	2,222,968	USD	630,000	SCB	12/15/17	—	19,255
TWD	6,330,067	USD	209,258	BRC	01/08/18	514	—
TWD	27,435,466	USD	914,668	BRC	01/08/18	—	5,484
TWD	5,185,275	USD	172,097	BRC	01/12/18	—	227
TWD	9,061,017	USD	300,990	BRC	01/12/18	—	657
TWD	9,066,736	USD	300,990	BRC	01/12/18	—	467
TWD	9,862,396	USD	326,003	CIT	01/08/18	827	—
TWD	3,361,600	USD	110,000	CIT	01/12/18	1,422	—
TWD	26,922,474	USD	897,461	JPM	01/08/18	—	5,277
TWD	6,853,961	USD	227,706	JPM	01/12/18	—	527
TWD	6,858,515	USD	227,706	JPM	01/12/18	—	376
TWD	16,773,260	USD	556,475	JPM	01/12/18	—	514
TWD	5,849,571	USD	193,310	SCB	01/08/18	539	—
TWD	5,957,129	USD	198,936	SCB	01/08/18	—	1,522
TWD	5,974,038	USD	198,936	SCB	01/12/18	—	922
TWD	6,014,227	USD	199,875	SCB	01/12/18	—	529
TWD	6,019,224	USD	199,875	SCB	01/12/18	—	363
USD	141,036	ARS	2,474,815	CIT	10/02/17	—	1,926
USD	149,000	ARS	2,711,800	CIT	10/02/17	—	7,652
USD	298,000	ARS	5,447,440	CIT	10/02/17	—	16,681
USD	67,438	ARS	1,232,770	CIT	10/12/17	—	3,418
USD	298,000	ARS	5,471,280	CIT	10/12/17	—	16,476
USD	36,572	ARS	675,124	CIT	10/25/17	—	1,954
USD	149,000	ARS	2,749,050	CIT	10/25/17	—	7,874

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	180,000	ARS	3,298,500	CIT	10/25/17	$—	$8,229
USD	7,577	ARS	139,800	CIT	10/27/17	—	392
USD	410,000	ARS	7,634,200	CIT	10/27/17	—	25,164
USD	108,073	ARS	2,018,800	CIT	11/13/17	—	5,954
USD	130,000	ARS	2,449,200	CIT	11/13/17	—	8,337
USD	150,000	ARS	2,799,000	CIT	11/13/17	—	8,095
USD	323,947	ARS	5,684,425	JPM	10/02/17	—	4,424
USD	60,000	ARS	1,047,600	JPM	10/25/17	219	—
USD	100,000	ARS	1,987,000	JPM	02/14/18	—	6,750
USD	285,850	BRL	1,001,331	BRC	02/09/18	—	25,108
USD	61,000	BRL	200,208	CIT	10/17/17	—	2,087
USD	215,000	BRL	691,225	CIT	10/17/17	—	2,811
USD	466,242	BRL	1,638,143	JPM	02/09/18	—	42,474
USD	131,666	BRL	461,119	SCB	02/09/18	—	11,532
USD	466,242	BRL	1,637,770	UBS	02/09/18	—	42,358
USD	186,697	CAD	226,464	BRC	10/05/17	5,195	—
USD	737,791	CAD	973,368	BRC	10/05/17	—	42,326
USD	738,808	CAD	973,368	BRC	10/12/17	—	41,351
USD	738,137	CAD	973,367	CIT	10/05/17	—	41,979
USD	738,983	CAD	973,367	CIT	10/12/17	—	41,175
USD	437,000	CAD	554,214	CIT	10/16/17	—	7,217
USD	737,875	CAD	973,368	JPM	10/05/17	—	42,242
USD	738,822	CAD	973,368	JPM	10/12/17	—	41,337
USD	737,707	CAD	973,368	SCB	10/05/17	—	42,410
USD	738,637	CAD	973,368	SCB	10/12/17	—	41,522
USD	321,029	CNY	2,135,484	SCB	10/10/17	—	445
USD	146,000	CZK	3,564,276	CIT	02/27/18	—	17,758
USD	701,011	EUR	599,943	BRC	10/10/17	—	8,333
USD	11,480	EUR	9,738	CIT	10/10/17	—	34
USD	147,574	EUR	123,119	CIT	10/30/17	1,850	—
USD	588,990	EUR	503,983	JPM	10/10/17	—	6,895
USD	720,759	HUF	205,380,379	BOA	11/06/17	—	59,093
USD	242,378	HUF	69,235,239	BRC	11/06/17	—	20,516
USD	359,975	HUF	102,690,189	BRC	11/06/17	—	29,951
USD	720,835	HUF	205,380,379	BRC	11/06/17	—	59,017
USD	349,641	HUF	92,165,316	CIT	10/03/17	170	—
USD	337,622	HUF	96,384,366	CIT	11/06/17	—	28,360
USD	359,988	HUF	102,690,191	CIT	11/06/17	—	29,938
USD	720,812	HUF	205,380,379	CIT	11/06/17	—	59,040
USD	359,988	HUF	102,690,189	SCB	11/06/17	—	29,938
USD	720,380	HUF	205,380,379	SCB	11/06/17	—	59,472
USD	360,114	HUF	102,690,189	UBS	11/06/17	—	29,812
USD	360,114	HUF	102,690,189	UBS	11/06/17	—	29,812
USD	720,709	HUF	205,380,379	UBS	11/06/17	—	59,144
USD	334,718	IDR	4,808,227,813	BRC	12/11/17	—	20,129
USD	428,371	IDR	6,156,547,287	BRC	12/13/17	—	25,900
USD	1,441,669	IDR	19,559,121,695	BRC	12/27/17	305	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	174,700	IDR	2,371,552,500	BRC	01/05/18	$78	$—
USD	233,000	IDR	3,169,382,500	BRC	01/05/18	—	368
USD	234,695	IDR	3,193,024,523	BRC	01/05/18	—	413
USD	236,700	IDR	3,216,279,600	BRC	01/05/18	—	121
USD	48,000	IDR	669,744,000	BRC	01/08/18	—	1,300
USD	48,000	IDR	664,560,000	BRC	01/08/18	—	919
USD	48,000	IDR	659,520,000	BRC	01/08/18	—	548
USD	319,103	IDR	4,577,533,396	CIT	12/14/17	—	18,627
USD	723,149	IDR	10,402,500,000	CIT	12/14/17	—	44,346
USD	723,225	IDR	10,402,500,000	CIT	12/15/17	—	44,201
USD	286,801	IDR	3,893,897,041	CIT	12/27/17	—	151
USD	304,628	IDR	4,144,469,654	CIT	01/05/18	—	537
USD	48,000	IDR	659,760,000	CIT	01/08/18	—	566
USD	136,000	IDR	1,893,120,000	HSB	04/26/18	—	1,985
USD	388,167	IDR	5,576,022,188	JPM	12/11/17	—	23,343
USD	313,731	IDR	4,509,889,709	JPM	12/13/17	—	19,038
USD	405,836	IDR	5,835,916,604	JPM	12/14/17	—	24,738
USD	400,000	IDR	5,352,000,000	JPM	12/27/17	5,597	—
USD	441,530	IDR	5,993,948,127	JPM	12/27/17	—	180
USD	174,700	IDR	2,375,920,000	JPM	01/05/18	—	243
USD	420,000	IDR	5,700,660,000	JPM	01/05/18	250	—
USD	1,180,000	IDR	16,289,900,000	JPM	01/05/18	—	19,456
USD	48,000	IDR	662,304,000	JPM	01/08/18	—	753
USD	48,000	IDR	660,720,000	JPM	01/08/18	—	636
USD	48,000	IDR	661,584,000	JPM	01/08/18	—	700
USD	211,877	IDR	2,884,700,590	SCB	01/05/18	—	529
USD	233,000	IDR	3,167,635,000	SCB	01/05/18	—	239
USD	236,700	IDR	3,216,753,000	SCB	01/05/18	—	156
USD	48,000	IDR	662,880,000	SCB	01/08/18	—	795
USD	48,000	IDR	660,960,000	UBS	01/08/18	—	654
USD	48,000	IDR	662,640,000	UBS	01/08/18	—	778
USD	535,183	INR	34,912,692	BRC	01/05/18	6,383	—
USD	840,357	INR	53,917,278	CIT	10/18/17	16,377	—
USD	130,000	INR	8,553,350	JPM	01/05/18	448	—
USD	535,183	INR	34,912,692	JPM	01/05/18	6,383	—
USD	50,000	INR	3,276,500	JPM	03/19/18	780	—
USD	535,348	INR	34,912,692	SCB	01/05/18	6,547	—
USD	653,325	KRW	744,379,235	BRC	01/08/18	2,587	—
USD	14,992	KRW	16,731,206	BRC	01/12/18	365	—
USD	652,976	KRW	744,379,235	BRC	01/12/18	2,187	—
USD	653,279	KRW	744,379,234	CIT	01/08/18	2,541	—
USD	652,564	KRW	744,379,233	CIT	01/12/18	1,775	—
USD	653,451	KRW	744,379,235	JPM	01/08/18	2,713	—
USD	652,861	KRW	744,379,235	JPM	01/12/18	2,073	—
USD	653,538	KRW	744,379,235	SCB	01/08/18	2,799	—
USD	653,136	KRW	744,379,235	SCB	01/12/18	2,348	—
USD	252,508	MXN	4,586,384	BRC	10/10/17	952	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	300,000	MXN	5,344,830	JPM	10/10/17	$6,844	$—
USD	280,000	MXN	5,072,396	SCB	10/10/17	1,787	—
USD	68,167	PEN	227,745	BRC	11/09/17	—	1,515
USD	41,833	PEN	139,828	JPM	11/09/17	—	949
USD	270,000	PEN	877,095	JPM	11/09/17	1,641	—
USD	220,000	PLN	783,213	JPM	11/20/17	5,369	—
USD	467,119	RON	1,955,128	CIT	11/09/17	—	35,910
USD	391,425	RUB	23,132,644	BOA	01/10/18	—	3,840
USD	20,356	RUB	1,228,308	BRC	10/05/17	—	975
USD	42,137	RUB	2,558,975	BRC	10/05/17	—	2,303
USD	104,534	RUB	6,346,258	BRC	10/05/17	—	5,678
USD	222,516	RUB	13,346,004	BRC	10/05/17	—	9,257
USD	553,422	RUB	33,373,826	BRC	10/05/17	—	26,163
USD	391,415	RUB	23,132,644	BRC	01/10/18	—	3,850
USD	105,861	RUB	6,440,994	CIT	10/05/17	—	5,996
USD	108,077	RUB	6,558,016	CIT	10/05/17	—	5,812
USD	189,401	RUB	11,544,744	CIT	10/05/17	—	11,090
USD	553,248	RUB	33,373,826	CIT	10/05/17	—	26,337
USD	391,465	RUB	23,132,643	CIT	01/10/18	—	3,800
USD	507,484	RUB	30,361,665	JPM	10/05/17	—	19,791
USD	553,142	RUB	33,373,825	JPM	10/05/17	—	26,443
USD	391,299	RUB	23,132,644	JPM	01/10/18	—	3,966
USD	105,628	RUB	6,440,994	SCB	10/05/17	—	6,229
USD	111,398	RUB	6,762,954	SCB	10/05/17	—	6,051
USD	209,339	RUB	12,770,750	SCB	10/05/17	—	12,443
USD	553,266	RUB	33,373,826	SCB	10/05/17	—	26,319
USD	272,000	RUB	15,811,360	SCB	10/11/17	—	2,277
USD	392,218	RUB	23,132,644	SCB	01/10/18	—	3,047
USD	274,228	TRY	946,839	BRC	10/19/17	9,811	—
USD	160,000	TRY	559,280	JPM	10/19/17	3,814	—
USD	206,000	TRY	736,759	SCB	11/30/17	2,726	—
USD	650,806	TWD	19,751,953	BRC	01/08/18	—	3,754
USD	650,206	TWD	19,751,954	CIT	01/08/18	—	4,354
USD	1,299,086	TWD	39,503,906	CIT	01/12/18	—	10,298
USD	650,913	TWD	19,751,953	JPM	01/08/18	—	3,647
USD	639,675	TWD	19,436,520	JPM	01/12/18	—	4,562
USD	650,591	TWD	19,751,953	SCB	01/08/18	—	3,969
USD	661,090	TWD	20,067,387	UBS	01/12/18	—	4,057
USD	590,862	ZAR	8,027,149	BOA	11/20/17	2,514	—
USD	44,635	ZAR	583,964	BRC	10/05/17	1,517	—
USD	393,926	ZAR	5,182,840	BRC	10/05/17	11,236	—
USD	590,796	ZAR	8,027,149	BRC	11/20/17	2,449	—
USD	231,423	ZAR	3,047,825	CIT	10/05/17	6,379	—
USD	378,084	ZAR	4,947,117	CIT	10/05/17	12,800	—
USD	1,000,785	ZAR	13,189,246	JPM	10/05/17	26,921	—
USD	591,515	ZAR	8,027,149	JPM	11/20/17	3,167	—
USD	86,056	ZAR	1,133,032	SCB	10/05/17	2,396	—

Lazard Emerging Markets Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	134,651	ZAR	1,768,887	SCB	10/05/17	$4,041	$—
USD	227,818	ZAR	3,003,259	SCB	10/05/17	6,064	—
USD	277,281	ZAR	3,626,082	SCB	10/05/17	9,539	—
USD	393,389	ZAR	5,145,840	SCB	10/05/17	13,432	—
USD	707,030	ZAR	9,313,709	SCB	10/05/17	19,327	—
USD	1,000,588	ZAR	13,189,246	SCB	10/05/17	26,723	—
USD	1,033,403	ZAR	13,559,016	SCB	10/05/17	32,235	—
USD	140,610	ZAR	1,822,963	SCB	10/10/17	6,117	—
USD	156,970	ZAR	2,044,466	SCB	10/10/17	6,136	—
USD	181,993	ZAR	2,355,315	SCB	10/10/17	8,225	—
USD	590,644	ZAR	8,027,149	SCB	11/20/17	2,297	—
USD	150,000	ZAR	1,976,006	UBS	10/05/17	4,096	—
UYU	6,489,280	USD	224,000	CIT	10/17/17	—	1,276
UYU	936,640	USD	32,000	CIT	02/07/18	—	629
UYU	939,200	USD	32,000	CIT	02/07/18	—	543
UYU	940,160	USD	32,000	CIT	02/07/18	—	511
UYU	942,400	USD	32,000	CIT	02/07/18	—	436
UYU	945,280	USD	32,000	CIT	02/07/18	—	340
ZAR	8,027,149	USD	595,265	BOA	10/05/17	—	2,558
ZAR	1,570,500	USD	119,940	BRC	10/05/17	—	3,977
ZAR	6,207,048	USD	468,068	BRC	10/05/17	—	9,753
ZAR	8,027,149	USD	595,199	BRC	10/05/17	—	2,492
ZAR	1,476,602	USD	108,081	BRC	10/10/17	858	—
ZAR	1,570,499	USD	120,200	CIT	10/05/17	—	4,238
ZAR	2,911,922	USD	224,000	CIT	10/13/17	—	9,271
ZAR	6,065,439	USD	445,000	CIT	10/31/17	976	—
ZAR	3,166,611	USD	238,158	HSB	10/05/17	—	4,343
ZAR	1,570,500	USD	120,087	JPM	10/05/17	—	4,125
ZAR	5,895,496	USD	444,527	JPM	10/05/17	—	9,217
ZAR	6,207,048	USD	468,138	JPM	10/05/17	—	9,824
ZAR	8,027,149	USD	595,928	JPM	10/05/17	—	3,221
ZAR	1,570,500	USD	120,248	SCB	10/05/17	—	4,286
ZAR	5,955,069	USD	446,484	SCB	10/05/17	—	6,775
ZAR	8,027,149	USD	595,044	SCB	10/05/17	—	2,338
ZAR	5,817,051	USD	438,612	UBS	10/05/17	—	9,094
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,330,065	$2,414,049

Written Options open at September 30, 2017:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
USD vs INR Oct 17 63.92	JPMS	25,500	$63.92	10/30/17	$2,550,000	$11,835	$(1,530)
USD vs INR Dec 17 65.39	JPMS	11,900	65.39	12/27/17	1,190,000	6,793	(8,530)
Total Written Options		37,400				$18,628	$(10,060)

Lazard Emerging Markets Multi-Asset Portfolio (concluded)

Interest Rate Swap Agreements open at September 30, 2017:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation (Depreciation)
BRL	JPM	$6,551,695	01/02/20	8.75%	Maturity	Brazil Cetip Interbank Deposit Rate	$(32,891)
BRL	JPM	523,863	07/01/20	10.01	Maturity	Brazil Cetip Interbank Deposit Rate	7,687
BRL	JPM	972,619	07/01/20	10.02	Maturity	Brazil Cetip Interbank Deposit Rate	14,366
BRL	JPM	5,430,548	01/02/21	10.53	Maturity	Brazil Cetip Interbank Deposit Rate	5,632
BRL	JPM	4,535,265	01/04/21	10.29	Maturity	Brazil Cetip Interbank Deposit Rate	1,976
BRL	JPM	4,534,446	01/04/21	10.31	Maturity	Brazil Cetip Interbank Deposit Rate	2,203
BRL	JPM	3,618,409	01/04/21	10.59	Maturity	Brazil Cetip Interbank Deposit Rate	4,296
BRL	JPM	3,614,645	01/04/21	10.71	Maturity	Brazil Cetip Interbank Deposit Rate	4,825
BRL	JPM	6,851,853	01/04/21	11.05	Maturity	Brazil Cetip Interbank Deposit Rate	125,219
ZAR	JPM	6,150,000	06/01/27	7.85	Quarterly	South Africa Interbank Deposit Rate	(1,036)
ZAR	JPM	1,240,000	06/01/27	8.13	Quarterly	South Africa Interbank Deposit Rate	(1,395)
Total net unrealized appreciation (depreciation) on Interest Rate Swap Agreements							$130,881

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 3.3%
Argentina | 0.7%
AES Argentina Generacion SA, 7.750%, 02/02/24 (c)	USD	480	$514,473
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/22	USD	875	956,900
Genneia SA, 8.750%, 01/20/22 (c)	USD	320	349,658
			1,821,031
Brazil | 0.8%
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	1,973	2,282,021
Chile | 0.2%
AES Gener SA, 8.375%, 12/18/73	USD	590	626,203
Georgia | 0.1%
BGEO Group JSC, 6.000%, 07/26/23	USD	375	386,250
Guatemala | 0.1%
Comcel Trust, 6.875%, 02/06/24	USD	295	313,438
India | 0.2%
Neerg Energy, Ltd., 6.000%, 02/13/22 (c)	USD	200	205,500
Vedanta Resources PLC, 6.375%, 07/30/22 (c)	USD	450	468,000
			673,500
Mauritius | 0.2%
Liquid Telecommunications Financing PLC, 8.500%, 07/13/22 (c)	USD	490	516,125
Peru | 0.1%
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	960	306,213
Russia | 0.4%
GTH Finance BV, 7.250%, 04/26/23	USD	500	567,220
Sberbank of Russia, 5.500%, 02/26/24	USD	600	612,750
			1,179,970
Turkey | 0.5%
TC Ziraat Bankasi AS, 5.125%, 05/03/22	USD	675	685,600
Description	Security Currency	Principal Amount (000)	Fair Value
Turkiye Is Bankasi, 5.500%, 04/21/19	USD	590	$604,750
			1,290,350
Total Corporate Bonds (Cost $8,962,907)			9,395,101
Foreign Government Obligations | 85.2%
Angola | 0.4%
Republic of Angola:
9.500% (ARPP7DRR), 11/12/25 (c), (d)	USD	387	414,090
9.500%, 11/12/25	USD	510	545,700
Republic of Angola Northern Lights III BV, 7.000%, 08/17/19	USD	163	167,544
			1,127,334
Argentina | 4.6%
Argentina POM Politica Monetaria, 26.250%, 06/21/20 (d)	ARS	30,400	1,849,280
Republic of Argentina:
24.112% (BADLARPP + 2.750%), 03/01/18 (d)	ARS	4,080	235,101
22.750%, 03/05/18	ARS	15,700	900,999
23.913% (BADLARPP + 2.500%), 03/11/19 (d)	ARS	1,010	58,825
5.625%, 01/26/22	USD	1,500	1,575,000
7.500%, 04/22/26	USD	1,910	2,146,840
15.500%, 10/17/26	ARS	11,780	721,657
6.875%, 01/26/27	USD	345	372,773
7.125%, 07/06/36	USD	605	635,250
7.625%, 04/22/46	USD	1,365	1,515,150
7.125%, 06/28/17 (c)	USD	2,280	2,275,440
7.125%, 06/28/17	USD	730	728,540
			13,014,855
Azerbaijan | 0.4%
Republic of Azerbaijan, 4.750%, 03/18/24	USD	1,150	1,182,775
Belarus | 0.2%
Republic of Belarus, 6.875%, 02/28/23 (c)	USD	460	493,925
Belize | 0.0%
Republic of Belize, 6.767%, 02/20/34 (e)	USD	185	120,250
Brazil | 9.7%
Brazil Letras do Tesouro Nacional:
0.000%, 01/01/19	BRL	4,950	1,432,867
0.000%, 01/01/20	BRL	18,880	5,005,926
0.000%, 07/01/20	BRL	16,700	4,221,979
Brazil NTN-B, 6.000%, 08/15/50	BRL	3,148	3,363,957
Brazil NTN-F:
10.000%, 01/01/21	BRL	14,050	4,597,993
10.000%, 01/01/23	BRL	8,550	2,781,683
10.000%, 01/01/25	BRL	4,040	1,325,247

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
10.000%, 01/01/27	BRL	6,465	$2,079,470
Federal Republic of Brazil:
4.250%, 01/07/25	USD	375	379,214
6.000%, 04/07/26	USD	610	677,710
8.250%, 01/20/34	USD	610	797,575
5.000%, 01/27/45	USD	1,170	1,086,930
			27,750,551
Cameroon | 0.1%
Republic of Cameroon, 9.500%, 11/19/25	USD	225	265,500
Chile | 1.0%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 02/28/21	CLP	110,000	176,981
4.500%, 03/01/26	CLP	1,185,000	1,865,285
5.000%, 03/01/35	CLP	500,000	792,762
			2,835,028
Colombia | 4.4%
Colombian Titulos De Tesoreria:
11.000%, 07/24/20	COP	2,467,000	953,074
7.000%, 05/04/22	COP	5,440,000	1,920,348
10.000%, 07/24/24	COP	15,887,500	6,489,896
7.500%, 08/26/26	COP	6,127,000	2,215,189
6.000%, 04/28/28	COP	2,755,000	893,771
			12,472,278
Czech Republic | 1.5%
Czech Republic:
1.500%, 10/29/19	CZK	13,680	642,304
2.500%, 08/25/28	CZK	69,040	3,514,773
			4,157,077
Dominican Republic | 1.1%
Dominican Republic:
7.500%, 05/06/21	USD	535	593,181
5.500%, 01/27/25	USD	705	743,775
6.875%, 01/29/26 (c)	USD	405	461,700
6.875%, 01/29/26	USD	210	239,400
7.450%, 04/30/44	USD	655	778,631
6.850%, 01/27/45	USD	355	395,825
			3,212,512
Ecuador | 1.7%
Republic of Ecuador:
10.500%, 03/24/20 (c)	USD	210	226,275
10.500%, 03/24/20	USD	200	215,500
10.750%, 03/28/22 (c)	USD	325	361,563
10.750%, 03/28/22	USD	1,423	1,583,087
8.750%, 06/02/23	USD	460	473,800
7.950%, 06/20/24	USD	410	403,850
Description	Security Currency	Principal Amount (000)	Fair Value
9.650%, 12/13/26	USD	1,480	$1,554,000
			4,818,075
Egypt | 2.3%
Arab Republic of Egypt:
8.500%, 01/31/47 (c)	USD	1,290	1,440,285
8.500%, 01/31/47	USD	2,640	2,947,560
Egypt Government International Bonds, 7.500%, 01/31/27	USD	510	555,262
Egypt Treasury Bills:
0.000%, 07/10/18	EGP	1,500	74,403
0.000%, 07/24/18	EGP	29,000	1,429,380
			6,446,890
El Salvador | 1.2%
Republic of El Salvador:
7.375%, 12/01/19	USD	1,725	1,785,375
7.750%, 01/24/23	USD	345	370,013
5.875%, 01/30/25	USD	236	230,985
6.375%, 01/18/27	USD	220	217,250
8.625%, 02/28/29	USD	155	173,600
8.250%, 04/10/32	USD	145	158,231
7.650%, 06/15/35	USD	280	287,700
7.625%, 02/01/41	USD	170	173,400
			3,396,554
Ethiopia | 0.1%
Federal Republic of Ethiopia, 6.625%, 12/11/24	USD	270	276,750
Gabon | 0.2%
Gabonese Republic, 6.375%, 12/12/24	USD	620	604,500
Ghana | 1.1%
Ghana Government Bonds:
23.230%, 02/19/18	GHS	460	106,224
22.490%, 04/23/18	GHS	150	34,832
23.470%, 05/21/18	GHS	390	91,216
19.040%, 09/24/18	GHS	50	11,436
Ghana Treasury Notes:
22.500%, 12/10/18	GHS	440	104,274
21.000%, 01/07/19	GHS	2,930	686,106
Republic of Ghana:
9.250%, 09/15/22	USD	895	992,331
7.875%, 08/07/23	USD	215	227,631
8.125%, 01/18/26	USD	780	827,775
			3,081,825
Guatemala | 0.2%
Republic of Guatemala, 4.500%, 05/03/26	USD	671	676,033
Honduras | 0.2%
Republic of Honduras:
8.750%, 12/16/20	USD	310	353,400

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.250%, 01/19/27 (c)	USD	155	$166,774
			520,174
Hungary | 0.6%
Hungary Government Bonds:
6.000%, 11/24/23	HUF	311,220	1,487,827
5.500%, 06/24/25	HUF	70,150	326,732
			1,814,559
India | 1.3%
India Government Bonds, 7.720%, 05/25/25	INR	240,000	3,837,686
Indonesia | 5.4%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	20,328,000	1,549,993
8.375%, 03/15/24	IDR	16,703,000	1,362,567
8.375%, 09/15/26	IDR	37,074,000	3,085,601
9.000%, 03/15/29	IDR	8,440,000	727,824
8.750%, 05/15/31	IDR	39,099,000	3,339,773
8.375%, 03/15/34	IDR	14,838,000	1,212,906
8.250%, 05/15/36	IDR	25,137,000	2,053,381
Indonesia Treasury Bonds, 7.500%, 08/15/32	IDR	22,532,000	1,754,431
Republic of Indonesia, 6.750%, 01/15/44	USD	275	367,382
			15,453,858
Iraq | 0.2%
Iraq International Bonds, 6.752%, 03/09/23 (c)	USD	310	307,675
Republic of Iraq, 5.800%, 01/15/28	USD	425	397,375
			705,050
Ivory Coast | 0.5%
Ivory Coast:
5.750%, 12/31/32	USD	1,273	1,245,787
6.125%, 06/15/33 (c) (e)	USD	200	196,250
			1,442,037
Jordan | 0.2%
Kingdom of Jordan:
6.125%, 01/29/26 (c)	USD	155	156,744
5.750%, 01/31/27 (c)	USD	400	392,231
			548,975
Description	Security Currency	Principal Amount (000)	Fair Value
Kazakhstan | 0.4%
Republic of Kazakhstan, 6.500%, 07/21/45 (c)	USD	845	$1,041,463
Kenya | 0.4%
Republic of Kenya, 6.875%, 06/24/24	USD	1,240	1,266,350
Lebanon | 1.0%
Lebanese Republic, 6.650%, 04/22/24	USD	1,370	1,369,315
Lebanon Government International Bonds, 6.000%, 01/27/23	USD	1,425	1,401,844
			2,771,159
Malaysia | 3.4%
Malaysia Government Bonds:
3.260%, 03/01/18	MYR	1,540	364,941
3.654%, 10/31/19	MYR	4,130	984,318
4.048%, 09/30/21	MYR	18,570	4,477,206
3.620%, 11/30/21	MYR	1,330	315,222
3.795%, 09/30/22	MYR	7,300	1,733,092
3.955%, 09/15/25	MYR	1,420	336,546
4.498%, 04/15/30	MYR	4,070	978,008
4.254%, 05/31/35	MYR	2,950	676,599
			9,865,932
Mexico | 6.3%
Mexican Bonos:
5.000%, 12/11/19	MXN	135,532	7,178,561
10.000%, 12/05/24	MXN	8,857	575,262
7.500%, 06/03/27	MXN	17,700	1,013,320
7.750%, 05/29/31	MXN	45,880	2,666,985
10.000%, 11/20/36	MXN	34,719	2,460,939
7.750%, 11/13/42	MXN	37,780	2,196,350
United Mexican States:
6.050%, 01/11/40	USD	580	696,290
5.750%, 10/12/10	USD	1,024	1,100,800
			17,888,507
Mongolia | 0.2%
Mongolia International Bonds:
10.875%, 04/06/21	USD	145	168,173
5.125%, 12/05/22	USD	285	276,290
8.750%, 03/09/24 (c)	USD	220	246,727
			691,190
Mozambique | 0.5%
Mozambique International Bonds, 10.500%, 01/18/23	USD	1,913	1,492,140
Namibia | 0.2%
Republic of Namibia, 5.250%, 10/29/25 (c)	USD	495	502,425

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Nigeria | 0.2%
Republic of Nigeria, 7.875%, 02/16/32 (c)	USD	485	$528,650
Oman | 0.5%
Oman Government International Bonds:
6.500%, 03/08/47 (c)	USD	1,110	1,141,211
6.500%, 03/08/47	USD	205	210,894
			1,352,105
Pakistan | 0.4%
Islamic Republic of Pakistan:
7.250%, 04/15/19	USD	240	251,026
8.250%, 04/15/24	USD	670	761,247
			1,012,273
Paraguay | 1.4%
Republic of Paraguay:
4.625%, 01/25/23	USD	1,310	1,382,050
5.000%, 04/15/26 (c)	USD	415	443,531
5.000%, 04/15/26	USD	235	251,156
4.700%, 03/27/27 (c)	USD	680	707,200
6.100%, 08/11/44	USD	1,335	1,498,538
			4,282,475
Peru | 1.7%
Republic of Peru:
6.950%, 08/12/31	PEN	5,730	1,972,042
6.900%, 08/12/37	PEN	8,490	2,874,730
			4,846,772
Philippines | 0.2%
Republic of Philippines, 3.625%, 09/09/25	PHP	29,000	539,631
Poland | 3.7%
Poland Government Bonds:
0.000%, 10/25/18	PLN	14,330	3,865,683
1.500%, 04/25/20	PLN	2,690	727,944
5.250%, 10/25/20	PLN	1,900	568,001
5.750%, 09/23/22	PLN	1,860	581,274
3.250%, 07/25/25	PLN	17,300	4,769,282
			10,512,184
Romania | 0.3%
Romania Government Bonds, 5.950%, 06/11/21	RON	3,470	996,322
Russia | 5.5%
Russia Foreign Bonds:
4.750%, 05/27/26 (c)	USD	400	424,000
5.625%, 04/04/42	USD	600	666,750
Russia Government Bonds - OFZ:
7.500%, 08/18/21	RUB	199,690	3,471,678
Description	Security Currency	Principal Amount (000)	Fair Value
7.000%, 08/16/23	RUB	69,790	$1,184,442
7.750%, 09/16/26	RUB	176,540	3,119,384
7.050%, 01/19/28	RUB	162,900	2,746,574
8.500%, 09/17/31	RUB	214,500	4,016,099
			15,628,927
South Africa | 6.1%
Republic of South Africa:
7.750%, 02/28/23	ZAR	18,357	1,346,768
5.875%, 09/16/25	USD	260	281,125
10.500%, 12/21/26	ZAR	96,530	7,997,744
4.300%, 10/12/28	USD	210	197,825
8.250%, 03/31/32	ZAR	68,150	4,601,199
8.500%, 01/31/37	ZAR	20,230	1,345,173
5.375%, 07/24/44	USD	565	549,463
8.750%, 02/28/48	ZAR	16,680	1,114,287
			17,433,584
Sri Lanka | 1.1%
Republic of Sri Lanka:
6.250%, 07/27/21	USD	210	225,931
5.750%, 01/18/22 (c)	USD	470	496,607
5.750%, 01/18/22	USD	200	211,278
5.875%, 07/25/22	USD	200	212,590
6.125%, 06/03/25	USD	535	565,762
6.850%, 11/03/25 (c)	USD	1,040	1,141,826
6.850%, 11/03/25	USD	235	258,009
			3,112,003
Suriname | 0.1%
Republic of Suriname, 9.250%, 10/26/26 (c)	USD	150	162,000
Tajikistan | 0.1%
Republic of Tajikistan International Bonds, 7.125%, 09/14/27 (c)	USD	190	185,939
Thailand | 2.2%
Thailand Government Bonds:
3.625%, 06/16/23	THB	4,210	138,077
3.850%, 12/12/25	THB	88,353	2,954,676
3.580%, 12/17/27	THB	18,170	598,334
4.875%, 06/22/29	THB	34,800	1,284,655
3.650%, 06/20/31	THB	41,550	1,378,082
			6,353,824
Turkey | 6.8%
Republic of Turkey:
4.875%, 10/09/26	USD	680	674,900
6.000%, 03/25/27	USD	945	1,014,694
6.875%, 03/17/36	USD	625	704,687
6.000%, 01/14/41	USD	115	118,163
4.875%, 04/16/43	USD	920	816,500
6.625%, 02/17/45	USD	2,115	2,331,787

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
5.750%, 05/11/47	USD	385	$378,262
Turkey Government Bonds:
8.500%, 07/10/19	TRY	14,780	3,941,873
10.700%, 02/17/21	TRY	9,755	2,700,254
9.500%, 01/12/22	TRY	860	229,787
7.100%, 03/08/23	TRY	4,050	966,762
9.000%, 07/24/24	TRY	4,460	1,147,875
8.000%, 03/12/25	TRY	18,350	4,430,482
			19,456,026
Ukraine | 2.7%
Ukraine Government Bonds:
7.750%, 09/01/19 (c)	USD	36	37,926
7.750%, 09/01/19	USD	1,375	1,448,562
7.750%, 09/01/20 (c)	USD	182	192,922
7.750%, 09/01/20	USD	965	1,022,900
7.750%, 09/01/21	USD	100	106,150
7.750%, 09/01/22	USD	1,585	1,679,307
7.750%, 09/01/24	USD	710	741,240
7.750%, 09/01/26	USD	1,385	1,422,395
7.750%, 09/01/27	USD	690	707,250
7.375%, 09/25/32 (c)	USD	430	418,713
			7,777,365
Uruguay | 0.1%
Republica Orient Uruguay, 9.875%, 06/20/22 (c)	UYU	10,930	406,509
Venezuela | 0.4%
Republic of Venezuela:
7.000%, 12/01/18	USD	84	54,600
7.750%, 10/13/19	USD	245	109,638
6.000%, 12/09/20	USD	121	46,585
12.750%, 08/23/22	USD	290	134,125
9.000%, 05/07/23	USD	156	54,600
8.250%, 10/13/24	USD	304	103,360
7.650%, 04/21/25	USD	270	91,125
11.750%, 10/21/26	USD	254	97,790
9.250%, 09/15/27	USD	322	127,995
9.250%, 05/07/28	USD	252	86,310
11.950%, 08/05/31	USD	392	156,800
9.375%, 01/13/34	USD	296	103,600
7.000%, 03/31/38	USD	170	56,525
			1,223,053
Zambia | 0.7%
Republic of Zambia:
5.375%, 09/20/22	USD	215	204,788
8.500%, 04/14/24	USD	1,680	1,791,300
			1,996,088
Total Foreign Government Obligations (Cost $237,842,525)			243,579,947
Description	Security Currency	Principal Amount (000)	Fair Value
Quasi Government Bonds | 6.2%
Azerbaijan | 0.1%
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	330	$330,330
Brazil | 0.2%
Caixa Economica Federal:
3.500%, 11/07/22	USD	290	284,200
7.250%, 07/23/24	USD	270	281,475
			565,675
Ecuador | 0.1%
EP Petroecuador, 6.961% (USD LIBOR 3 Month + 5.630%), 09/24/19 (d)	USD	242	243,316
Indonesia | 0.5%
PT Perusahaan Listrik Negara, 5.250%, 05/15/47 (c)	USD	670	697,784
PT Pertamina Persero, 6.000%, 05/03/42	USD	630	709,897
			1,407,681
Kazakhstan | 0.0%
Kazakhstan Temir Zholy National Co. JSC, 6.375%, 10/06/20	USD	1	1,082
Mexico | 1.0%
Petroleos Mexicanos:
4.967% (USD LIBOR 3 Month + 3.650%), 03/11/22 (c), (d)	USD	635	691,388
5.375%, 03/13/22 (c)	USD	635	678,466
5.500%, 06/27/44	USD	1,525	1,418,250
			2,788,104
Oman | 0.4%
Lamar Funding, Ltd., 3.958%, 05/07/25	USD	1,185	1,112,419
Peru | 0.3%
Corp. Financiera de Desarrollo SA, 4.750%, 07/15/25	USD	655	704,125
Petroleos del Peru SA, 5.625%, 06/19/47 (c)	USD	230	239,775
			943,900
Russia | 0.2%
Russian Railways via RZD Capital PLC, 5.700%, 04/05/22	USD	550	596,387
South Africa | 1.2%
Eskom Holdings SOC, Ltd.:
5.750%, 01/26/21	USD	1,850	1,877,750
6.750%, 08/06/23	USD	950	981,825
7.850%, 04/02/26	ZAR	9,000	589,366
			3,448,941

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (concluded)
Tunisia | 0.1%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25	USD	360	$350,550
Turkey | 1.0%
Export Credit Bank of Turkey:
5.875%, 04/24/19	USD	500	517,500
5.375%, 02/08/21	USD	1,265	1,309,275
4.250%, 09/18/22 (c)	USD	925	911,125
TC Ziraat Bankasi AS, 4.750%, 04/29/21	USD	280	283,856
			3,021,756
Ukraine | 0.7%
Ukreximbank Via Biz Finance PLC:
9.625%, 04/27/22	USD	265	283,741
9.750%, 01/22/25	USD	1,495	1,606,183
			1,889,924
Venezuela | 0.4%
Petroleos de Venezuela SA:
8.500%, 10/27/20	USD	294	244,020
9.000%, 11/17/21	USD	325	133,656
12.750%, 02/17/22	USD	273	127,314
6.000%, 05/16/24	USD	346	105,184
6.000%, 11/15/26	USD	474	143,859
5.375%, 04/12/27	USD	578	173,400
9.750%, 05/17/35	USD	430	145,662
5.500%, 04/12/37	USD	290	87,725
			1,160,820
Total Quasi Government Bonds (Cost $18,045,825)			17,860,885

Description	Shares	Fair Value
Short-Term Investments | 6.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $18,327,069)	18,327,069	$18,327,069
Total Investments | 101.1% (Cost $283,178,326) (f)		$289,163,002
Liabilities in Excess of Cash and Other Assets | (1.1)%		(3,117,021)
Net Assets | 100.0%		$286,045,981

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	6,106,925	USD	348,024	BOA	10/02/17	$4,753	$—
ARS	4,192,900	USD	230,000	CIT	12/05/17	4,106	—
ARS	6,106,925	USD	352,492	JPM	10/02/17	285	—
ARS	2,580,000	USD	147,936	JPM	10/12/17	356	—
ARS	16,245,110	USD	927,492	JPM	11/01/17	—	4,036
BRL	4,407,752	USD	1,396,626	BOA	10/03/17	—	4,917
BRL	3,131,073	USD	988,344	BRC	10/03/17	265	—
BRL	3,146,109	USD	1,010,960	BRC	11/03/17	—	21,913
BRL	1,942,358	USD	574,322	SCB	10/03/17	38,960	—
BRL	3,939,760	USD	1,157,255	SCB	10/03/17	86,690	—
BRL	4,407,752	USD	1,397,512	SCB	10/03/17	—	5,802
BRL	11,566,549	USD	3,651,057	SCB	10/03/17	980	—
BRL	3,146,108	USD	1,011,220	SCB	11/03/17	—	22,173
CAD	1,090	USD	899	BRC	10/05/17	—	25
CAD	484,675	USD	386,592	BRC	10/05/17	1,857	—
CAD	723,768	USD	578,438	BRC	10/05/17	1,634	—
CAD	725,480	USD	578,438	BRC	10/05/17	3,007	—
CAD	15,995	USD	13,187	BRC	10/12/17	—	367
CAD	162,208	USD	129,986	BRC	10/12/17	25	—
CAD	240,408	USD	192,137	BRC	10/12/17	551	—
CAD	638,594	USD	512,923	BRC	10/12/17	—	1,087
CAD	178,760	USD	142,991	CIT	10/05/17	279	—
CAD	179,336	USD	142,991	CIT	10/05/17	740	—
CAD	262,350	USD	209,641	CIT	10/12/17	634	—
CAD	527,009	USD	420,526	JPM	10/05/17	1,852	—
CAD	261,611	USD	209,641	JPM	10/12/17	41	—
CAD	519,638	USD	418,160	JPM	10/12/17	—	1,669
CAD	366,949	USD	292,882	SCB	10/05/17	1,214	—
CAD	209,884	USD	168,917	SCB	10/12/17	—	694
CAD	399,824	USD	319,651	SCB	10/12/17	809	—
CAD	476,555	USD	381,802	SCB	10/12/17	160	—
CLP	250,635,000	USD	372,000	BRC	11/24/17	19,155	—
CLP	333,445,000	USD	490,000	BRC	11/24/17	30,393	—
CLP	469,795,694	USD	720,490	BRC	11/24/17	12,699	—
CLP	250,356,000	USD	372,000	CIT	11/24/17	18,719	—
CLP	1,049,641,757	USD	1,609,510	SCB	11/24/17	28,619	—
CZK	7,867,776	USD	337,311	BOA	11/03/17	21,165	—
CZK	7,867,776	USD	337,311	BRC	11/03/17	21,165	—
CZK	32,672,014	USD	1,340,000	BRC	11/03/17	148,620	—
CZK	21,827,993	USD	986,759	BRC	11/20/17	8,676	—
CZK	13,861,648	USD	629,046	BRC	12/04/17	3,564	—
CZK	18,453,161	USD	835,325	BRC	12/04/17	6,830	—
CZK	23,612,009	USD	1,069,675	CIT	12/04/17	7,916	—
CZK	28,166,694	USD	1,275,954	CIT	12/04/17	9,500	—
CZK	30,559,865	USD	1,381,861	JPM	11/20/17	11,778	—
CZK	10,645,715	USD	481,380	SCB	11/20/17	4,103	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CZK	15,746,148	USD	680,000	SCB	12/04/17	$38,613	$—
EUR	754,444	USD	860,399	BRC	10/10/17	31,619	—
EUR	464,447	USD	529,601	JPM	10/10/17	19,538	—
EUR	267,639	USD	314,886	SCB	11/20/17	2,242	—
HUF	26,013,145	USD	96,178	BRC	11/06/17	2,597	—
HUF	37,386,272	USD	142,908	BRC	11/06/17	—	949
HUF	41,572,350	USD	159,532	BRC	11/06/17	—	1,677
HUF	42,996,031	USD	165,541	BRC	11/06/17	—	2,280
HUF	58,138,981	USD	223,052	BRC	11/06/17	—	2,291
HUF	62,024,027	USD	239,143	BRC	11/06/17	—	3,630
HUF	83,007,288	USD	318,886	BRC	11/06/17	—	3,698
HUF	41,605,894	USD	153,822	CIT	11/06/17	4,160	—
HUF	45,257,763	USD	173,470	CIT	11/06/17	—	1,621
HUF	91,006,581	USD	349,447	CIT	11/06/17	—	3,885
HUF	91,239,800	USD	349,806	CIT	11/06/17	—	3,358
HUF	94,400,336	USD	363,890	CIT	11/06/17	—	5,441
HUF	137,526,907	USD	525,425	CIT	11/06/17	—	3,220
HUF	140,316,418	USD	540,857	CIT	11/06/17	—	8,060
HUF	1,202,096,502	USD	4,653,067	CIT	11/06/17	—	88,571
HUF	65,032,371	USD	250,569	SCB	11/06/17	—	3,634
HUF	87,458,903	USD	335,332	SCB	11/06/17	—	3,240
HUF	420,176,200	USD	1,640,000	SCB	11/06/17	—	44,544
IDR	1,181,885,492	USD	80,951	BRC	11/27/17	6,382	—
IDR	1,183,598,492	USD	81,375	BRC	11/27/17	6,084	—
IDR	1,183,598,492	USD	81,319	BRC	11/27/17	6,140	—
IDR	3,495,163,916	USD	236,303	BRC	11/27/17	21,964	—
IDR	1,758,932,382	USD	119,696	BRC	12/04/17	10,196	—
IDR	1,758,932,382	USD	119,982	BRC	12/04/17	9,910	—
IDR	2,970,541,910	USD	208,899	BRC	12/13/17	10,287	—
IDR	3,481,660,980	USD	244,929	BRC	12/13/17	11,971	—
IDR	4,663,694,640	USD	329,473	BRC	12/13/17	14,645	—
IDR	3,463,076,484	USD	242,682	BRC	12/14/17	12,823	—
IDR	49,496,392	USD	3,438	BRC	12/27/17	209	—
IDR	3,463,076,484	USD	240,425	BRC	12/27/17	14,779	—
IDR	4,160,167,116	USD	288,951	BRC	12/27/17	17,623	—
IDR	4,519,497,530	USD	313,876	BRC	12/27/17	19,178	—
IDR	5,382,705,420	USD	394,424	BRC	12/27/17	2,242	—
IDR	17,409,600,000	USD	1,240,000	BRC	12/27/17	42,960	—
IDR	787,199,695	USD	55,534	BRC	01/05/18	2,429	—
IDR	1,345,140,199	USD	94,795	BRC	01/05/18	4,250	—
IDR	1,530,229,664	USD	107,953	BRC	01/05/18	4,721	—
IDR	1,821,047,253	USD	132,778	BRC	01/05/18	1,309	—
IDR	3,956,043,386	USD	279,777	BRC	01/05/18	11,514	—
IDR	7,151,754,174	USD	529,172	BRC	01/05/18	—	2,575
IDR	3,868,555,224	USD	272,242	BRC	01/08/18	12,526	—
IDR	4,147,970,000	USD	302,000	BRC	01/08/18	3,336	—
IDR	7,573,887,656	USD	543,515	BRC	01/08/18	14,005	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
IDR	470,249,986	USD	34,138	BRC	03/20/18	$246	$—
IDR	1,998,039,428	USD	140,776	CIT	12/15/17	6,625	—
IDR	5,720,399,663	USD	402,137	CIT	12/15/17	19,875	—
IDR	7,905,986,130	USD	549,599	CIT	12/20/17	33,385	—
IDR	4,648,750,990	USD	324,294	CIT	12/21/17	18,472	—
IDR	6,893,584,028	USD	480,724	CIT	12/21/17	27,560	—
IDR	1,933,997,070	USD	134,259	CIT	12/27/17	8,263	—
IDR	1,941,599,724	USD	134,974	CIT	12/27/17	8,108	—
IDR	4,641,509,626	USD	321,768	CIT	12/27/17	20,277	—
IDR	7,718,439,091	USD	535,668	CIT	12/27/17	33,125	—
IDR	7,905,986,130	USD	548,912	CIT	12/27/17	33,701	—
IDR	11,542,335,018	USD	801,551	CIT	12/27/17	49,035	—
IDR	1,881,865,525	USD	137,222	CIT	01/05/18	1,343	—
IDR	1,929,085,187	USD	136,061	CIT	01/05/18	5,981	—
IDR	5,219,910,437	USD	368,508	CIT	01/05/18	15,844	—
IDR	6,236,713,482	USD	439,761	CIT	01/05/18	19,459	—
IDR	11,152,379,368	USD	786,047	CIT	01/05/18	35,123	—
IDR	12,730,560,000	USD	894,000	CIT	01/05/18	43,375	—
IDR	5,795,816,130	USD	406,867	CIT	01/08/18	19,769	—
IDR	11,575,279,472	USD	812,528	CIT	01/08/18	39,538	—
IDR	4,966,950,788	USD	339,853	JPM	12/04/17	26,942	—
IDR	3,253,670,937	USD	226,816	JPM	12/22/17	13,065	—
IDR	33,065,552	USD	2,301	JPM	12/27/17	136	—
IDR	3,253,670,937	USD	226,059	JPM	12/27/17	13,713	—
IDR	3,885,945,948	USD	269,296	JPM	12/27/17	17,070	—
IDR	7,041,735,915	USD	515,576	JPM	12/27/17	3,349	—
IDR	2,422,577,808	USD	170,905	JPM	01/05/18	7,474	—
IDR	2,548,455,691	USD	179,722	JPM	01/05/18	7,926	—
IDR	4,268,189,847	USD	301,716	JPM	01/05/18	12,559	—
IDR	16,339,780,007	USD	1,208,564	JPM	01/05/18	—	5,435
IDR	8,669,303,615	USD	621,678	JPM	01/08/18	16,477	—
IDR	2,561,179,325	USD	185,862	JPM	03/20/18	1,407	—
IDR	2,925,300,000	USD	210,000	JPM	03/20/18	3,893	—
IDR	4,998,722,517	USD	351,528	SCB	12/15/17	17,244	—
IDR	3,938,200,000	USD	290,000	SCB	12/18/17	454	—
IDR	3,872,854,298	USD	268,389	SCB	12/27/17	17,012	—
IDR	4,004,739,672	USD	278,688	SCB	12/27/17	16,433	—
IDR	4,998,722,517	USD	346,580	SCB	12/27/17	21,789	—
IDR	7,085,400,000	USD	490,000	SCB	12/27/17	32,142	—
IDR	4,077,400,000	USD	290,000	SCB	01/05/18	10,227	—
IDR	12,882,540,000	USD	894,000	SCB	01/05/18	54,565	—
IDR	13,140,158,637	USD	972,265	SCB	01/05/18	—	4,730
IDR	9,960,825,372	USD	714,806	SCB	01/08/18	18,419	—
IDR	2,548,455,691	USD	179,722	UBS	01/05/18	7,926	—
INR	9,362,800	USD	142,400	BRC	01/05/18	—	588
INR	12,514,410	USD	189,900	BRC	01/05/18	—	352
INR	12,763,668	USD	193,800	BRC	01/05/18	—	477

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
INR	23,024,843	USD	352,844	BRC	01/05/18	$—	$4,102
INR	9,375,616	USD	142,400	JPM	01/05/18	—	394
INR	26,226,079	USD	397,800	JPM	01/05/18	—	570
INR	12,503,016	USD	189,900	SCB	01/05/18	—	525
INR	12,761,730	USD	193,800	SCB	01/05/18	—	506
KRW	198,510,853	USD	178,069	BRC	01/08/18	—	4,530
KRW	716,662,378	USD	645,003	BRC	01/08/18	—	18,495
KRW	198,555,370	USD	178,069	BRC	01/12/18	—	4,478
KRW	207,149,587	USD	186,403	BRC	01/12/18	—	5,298
KRW	207,503,753	USD	186,403	BRC	01/12/18	—	4,989
KRW	207,727,436	USD	186,403	BRC	01/12/18	—	4,793
KRW	285,661,762	USD	255,901	CIT	01/12/18	—	6,155
KRW	353,773,917	USD	317,762	CIT	01/12/18	—	8,468
KRW	410,979,433	USD	369,997	JPM	01/08/18	—	10,718
KRW	572,100,772	USD	512,290	JPM	01/08/18	—	12,158
KRW	225,555,996	USD	202,948	JPM	01/12/18	—	5,751
KRW	455,244,941	USD	408,420	JPM	01/12/18	—	10,413
KRW	481,794,362	USD	431,712	JPM	01/12/18	—	10,493
KRW	163,883,562	USD	146,573	SCB	01/08/18	—	3,306
KRW	88,569,627	USD	79,463	SCB	01/12/18	—	2,029
KRW	189,377,951	USD	170,120	SCB	01/12/18	—	4,553
KRW	316,705,419	USD	284,935	SCB	01/12/18	—	8,049
MXN	79,434,043	USD	4,378,220	CIT	10/10/17	—	21,384
MXN	79,434,043	USD	4,376,652	JPM	10/10/17	—	19,816
MXN	3,763,862	USD	210,000	SCB	10/10/17	—	3,558
MYR	4,187,148	USD	980,000	SCB	10/19/17	11,053	—
PEN	833,226	USD	256,574	BOA	11/09/17	—	1,638
PEN	839,394	USD	256,578	BOA	11/09/17	246	—
PEN	1,053,196	USD	321,931	BOA	11/09/17	309	—
PEN	16,579	USD	5,097	BRC	11/09/17	—	25
PEN	324,934	USD	99,262	BRC	11/09/17	156	—
PEN	897,260	USD	276,151	BRC	11/09/17	—	1,623
PEN	637,940	USD	194,850	CIT	11/09/17	336	—
PEN	4,404,063	USD	1,355,111	CIT	11/09/17	—	7,630
PEN	1,489,062	USD	458,738	JPM	11/09/17	—	3,139
PEN	3,783,489	USD	1,163,529	JPM	11/09/17	—	5,921
PEN	4,197,989	USD	1,291,374	SCB	11/09/17	—	6,944
PHP	25,750,000	USD	500,000	BRC	10/19/17	6,454	—
PLN	3,686,207	USD	1,038,836	BOA	11/20/17	—	28,670
PLN	3,686,207	USD	1,038,800	BRC	11/20/17	—	28,633
PLN	3,686,205	USD	1,038,660	CIT	11/20/17	—	28,494
PLN	3,686,207	USD	1,038,120	JPM	11/20/17	—	27,953
PLN	3,686,207	USD	1,038,090	SCB	11/20/17	—	27,924
RON	9,570,818	USD	2,499,495	JPM	12/18/17	—	38,060
RON	6,292,534	USD	1,642,831	SCB	12/18/17	—	24,508
RUB	32,522,221	USD	559,209	BOA	10/05/17	5,586	—
RUB	10,285,512	USD	175,882	BRC	10/05/17	2,741	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
RUB	32,522,221	USD	559,185	BRC	10/05/17	$5,610	$—
RUB	104,043,247	USD	1,721,644	BRC	10/05/17	85,218	—
RUB	32,522,223	USD	559,282	CIT	10/05/17	5,514	—
RUB	66,071,665	USD	1,130,184	CIT	10/05/17	17,247	—
RUB	32,522,221	USD	558,993	JPM	10/05/17	5,802	—
RUB	17,771,023	USD	303,934	SCB	10/05/17	4,686	—
RUB	32,522,221	USD	560,342	SCB	10/05/17	4,454	—
THB	75,122,712	USD	2,218,431	BRC	10/19/17	34,424	—
THB	4,314,310	USD	130,000	SCB	10/19/17	—	618
TRY	106,406	USD	27,733	BOA	01/31/18	1,124	—
TRY	986,420	USD	256,466	BOA	01/31/18	11,047	—
TRY	1,142,595	USD	300,335	BOA	01/31/18	9,532	—
TRY	2,376,232	USD	624,617	BOA	01/31/18	19,806	—
TRY	2,475,897	USD	647,446	BOA	01/31/18	24,007	—
TRY	3,438,092	USD	893,824	BOA	01/31/18	38,572	—
TRY	3,084,147	USD	893,244	BRC	10/19/17	—	31,956
TWD	5,746,708	USD	189,974	BRC	01/08/18	466	—
TWD	12,414,238	USD	413,877	BRC	01/08/18	—	2,481
TWD	30,020,000	USD	1,000,000	BRC	01/08/18	—	5,167
TWD	4,707,416	USD	156,237	BRC	01/12/18	—	206
TWD	8,225,982	USD	273,252	BRC	01/12/18	—	596
TWD	8,231,174	USD	273,252	BRC	01/12/18	—	424
TWD	8,953,508	USD	295,959	CIT	01/08/18	751	—
TWD	12,182,115	USD	406,091	JPM	01/08/18	—	2,388
TWD	6,222,322	USD	206,722	JPM	01/12/18	—	479
TWD	6,226,456	USD	206,722	JPM	01/12/18	—	342
TWD	15,227,489	USD	505,192	JPM	01/12/18	—	466
TWD	2,695,533	USD	90,016	SCB	01/08/18	—	689
TWD	5,310,493	USD	175,495	SCB	01/08/18	489	—
TWD	2,703,185	USD	90,016	SCB	01/12/18	—	417
TWD	5,459,975	USD	181,455	SCB	01/12/18	—	480
TWD	5,464,511	USD	181,455	SCB	01/12/18	—	330
USD	345,610	ARS	6,106,925	BOA	10/02/17	—	7,167
USD	348,024	ARS	6,106,925	JPM	10/02/17	—	4,753
USD	1,391,336	BRL	4,407,752	BOA	10/03/17	—	373
USD	1,390,919	BRL	4,407,752	BOA	11/03/17	5,247	—
USD	990,000	BRL	3,131,073	BRC	10/03/17	1,391	—
USD	94,370	BRL	299,766	BRC	11/03/17	132	—
USD	547,126	BRL	1,847,646	BRC	11/03/17	—	33,721
USD	419,246	BRL	1,468,619	BRC	02/09/18	—	36,825
USD	683,822	BRL	2,402,610	JPM	02/09/18	—	62,295
USD	613,118	BRL	1,942,358	SCB	10/03/17	—	165
USD	1,243,611	BRL	3,939,760	SCB	10/03/17	—	334
USD	1,391,336	BRL	4,407,752	SCB	10/03/17	—	373
USD	3,602,052	BRL	11,566,549	SCB	10/03/17	—	49,985
USD	215,630	BRL	684,841	SCB	11/03/17	336	—
USD	388,392	BRL	1,311,794	SCB	11/03/17	—	23,999

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	682,470	BRL	2,167,388	SCB	11/03/17	$1,105	$—
USD	1,081,073	BRL	3,675,217	SCB	11/03/17	—	74,310
USD	1,083,927	BRL	3,590,292	SCB	11/03/17	—	44,758
USD	1,391,797	BRL	4,407,752	SCB	11/03/17	6,126	—
USD	193,109	BRL	676,308	SCB	02/09/18	—	16,914
USD	1,544,481	BRL	5,214,942	UBS	11/03/17	—	94,948
USD	683,822	BRL	2,402,063	UBS	02/09/18	—	62,125
USD	603,932	CAD	796,767	BRC	10/05/17	—	34,647
USD	604,764	CAD	796,767	BRC	10/12/17	—	33,849
USD	604,215	CAD	796,766	CIT	10/05/17	—	34,363
USD	604,907	CAD	796,766	CIT	10/12/17	—	33,705
USD	604,000	CAD	796,767	JPM	10/05/17	—	34,578
USD	604,775	CAD	796,767	JPM	10/12/17	—	33,837
USD	603,863	CAD	796,767	SCB	10/05/17	—	34,715
USD	604,624	CAD	796,767	SCB	10/12/17	—	33,989
USD	371,458	CLP	247,093,853	BOA	11/24/17	—	14,170
USD	322,443	CLP	215,214,908	BRC	11/24/17	—	13,433
USD	371,933	CLP	247,093,854	BRC	11/24/17	—	13,695
USD	709,848	CLP	446,317,194	BRC	11/24/17	13,301	—
USD	170,000	CLP	106,564,500	SCB	11/24/17	3,690	—
USD	1,260,152	CLP	791,690,230	SCB	11/24/17	24,596	—
USD	106,836	COP	314,364,667	BRC	10/19/17	11	—
USD	772,010	COP	2,270,674,695	JPM	10/19/17	409	—
USD	284,031	CZK	6,238,707	SCB	11/03/17	—	221
USD	283,788	CZK	6,219,419	SCB	12/04/17	—	50
USD	3,070,317	EUR	2,627,659	BRC	10/10/17	—	36,497
USD	1,085,979	EUR	923,471	BRC	11/20/17	—	8,249
USD	2,579,683	EUR	2,207,366	JPM	10/10/17	—	30,198
USD	2,078,907	EUR	1,768,003	JPM	11/20/17	—	16,015
USD	121,189	HUF	34,617,618	BRC	11/06/17	—	10,258
USD	292,798	HUF	83,526,344	BRC	11/06/17	—	24,361
USD	586,314	HUF	167,052,688	BRC	11/06/17	—	48,004
USD	168,811	HUF	48,192,184	CIT	11/06/17	—	14,180
USD	292,808	HUF	83,526,345	CIT	11/06/17	—	24,351
USD	586,253	HUF	167,052,690	CIT	11/06/17	—	48,065
USD	586,296	HUF	167,052,688	CIT	11/06/17	—	48,022
USD	292,808	HUF	83,526,344	SCB	11/06/17	—	24,351
USD	585,944	HUF	167,052,688	SCB	11/06/17	—	48,374
USD	292,910	HUF	83,526,344	UBS	11/06/17	—	24,248
USD	292,910	HUF	83,526,344	UBS	11/06/17	—	24,249
USD	586,211	HUF	167,052,688	UBS	11/06/17	—	48,106
USD	3,454	IDR	49,496,392	BRC	11/27/17	—	203
USD	490,000	IDR	6,994,750,000	BRC	11/27/17	—	26,861
USD	314,465	IDR	4,519,497,530	BRC	12/13/17	—	19,013
USD	240,826	IDR	3,463,076,484	BRC	12/14/17	—	14,679
USD	230,000	IDR	3,133,750,000	BRC	12/18/17	—	1,124
USD	1,250,000	IDR	17,525,000,000	BRC	12/18/17	—	42,522

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	384,450	IDR	5,217,753,767	BRC	12/27/17	$—	$60
USD	665,000	IDR	9,010,750,000	BRC	12/27/17	974	—
USD	665,000	IDR	9,022,055,000	BRC	12/27/17	140	—
USD	913,517	IDR	12,400,986,801	BRC	12/27/17	—	346
USD	913,517	IDR	12,400,986,801	BRC	12/27/17	—	346
USD	112,200	IDR	1,523,115,000	BRC	01/05/18	50	—
USD	149,600	IDR	2,034,934,000	BRC	01/05/18	—	236
USD	150,715	IDR	2,050,472,541	BRC	01/05/18	—	265
USD	152,000	IDR	2,065,376,000	BRC	01/05/18	—	77
USD	2,437,364	IDR	33,360,205,722	BRC	01/08/18	—	18,310
USD	536,618	IDR	7,718,439,091	CIT	12/15/17	—	32,796
USD	549,408	IDR	7,905,986,130	CIT	12/20/17	—	33,576
USD	802,108	IDR	11,542,335,018	CIT	12/21/17	—	48,942
USD	195,624	IDR	2,661,464,520	CIT	01/05/18	—	345
USD	1,542,636	IDR	21,118,682,185	CIT	01/08/18	—	11,930
USD	2,308	IDR	33,065,552	JPM	12/04/17	—	134
USD	590,000	IDR	8,451,750,000	JPM	12/04/17	—	34,137
USD	226,185	IDR	3,253,670,937	JPM	12/22/17	—	13,696
USD	815,372	IDR	11,075,195,995	JPM	12/27/17	—	789
USD	914,190	IDR	12,400,986,799	JPM	12/27/17	328	—
USD	112,200	IDR	1,525,920,000	JPM	01/05/18	—	156
USD	460,000	IDR	6,596,400,000	SCB	12/13/17	—	26,726
USD	347,134	IDR	4,998,722,517	SCB	12/15/17	—	21,638
USD	914,123	IDR	12,400,986,801	SCB	12/27/17	260	—
USD	136,061	IDR	1,852,475,416	SCB	01/05/18	—	340
USD	149,600	IDR	2,033,812,000	SCB	01/05/18	—	153
USD	152,000	IDR	2,065,680,000	SCB	01/05/18	—	100
USD	7,725	INR	498,919	BRC	01/05/18	168	—
USD	580,000	INR	37,584,000	BRC	01/05/18	10,739	—
USD	4,033,712	INR	258,802,933	CIT	10/18/17	78,608	—
USD	1,232,844	INR	80,449,243	CIT	01/05/18	14,331	—
USD	579,222	KRW	659,948,011	BRC	01/08/18	2,294	—
USD	13,326	KRW	14,872,184	BRC	01/12/18	324	—
USD	578,912	KRW	659,948,011	BRC	01/12/18	1,939	—
USD	579,181	KRW	659,948,011	CIT	01/08/18	2,253	—
USD	578,547	KRW	659,948,010	CIT	01/12/18	1,574	—
USD	579,334	KRW	659,948,011	JPM	01/08/18	2,406	—
USD	578,810	KRW	659,948,011	JPM	01/12/18	1,838	—
USD	579,410	KRW	659,948,011	SCB	01/08/18	2,482	—
USD	579,054	KRW	659,948,011	SCB	01/12/18	2,081	—
USD	626,057	MXN	11,381,371	SCB	10/10/17	1,806	—
USD	153,017	MYR	642,825	SCB	10/19/17	867	—
USD	610,000	MYR	2,577,860	SCB	10/19/17	—	152
USD	865,521	MYR	3,726,499	SCB	10/19/17	—	16,501
USD	367,948	PEN	1,200,063	BRC	11/09/17	773	—
USD	372,824	PEN	1,213,544	BRC	11/09/17	1,525	—
USD	1,220,801	PEN	4,078,698	BRC	11/09/17	—	27,130

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	731,990	PEN	2,392,509	CIT	11/09/17	$—	$30
USD	1,057,176	PEN	3,440,049	CIT	11/09/17	4,647	—
USD	1,415,000	PEN	4,643,323	CIT	11/09/17	—	5,685
USD	591,544	PEN	1,934,052	JPM	11/09/17	—	205
USD	749,199	PEN	2,504,196	JPM	11/09/17	—	16,993
USD	550,000	PHP	28,045,600	BRC	10/19/17	—	1,604
USD	1,165,019	PLN	4,245,434	SCB	11/20/17	1,602	—
USD	550,305	RUB	32,522,221	BOA	01/10/18	—	5,399
USD	707,175	RUB	42,414,700	BRC	10/05/17	—	29,418
USD	719,972	RUB	43,417,548	BRC	10/05/17	—	34,037
USD	746,045	RUB	45,499,020	BRC	10/05/17	—	44,112
USD	550,291	RUB	32,522,221	BRC	01/10/18	—	5,413
USD	44,407	RUB	2,706,775	CIT	10/05/17	—	2,600
USD	719,745	RUB	43,417,548	CIT	10/05/17	—	34,264
USD	550,361	RUB	32,522,223	CIT	01/10/18	—	5,343
USD	719,608	RUB	43,417,549	JPM	10/05/17	—	34,401
USD	1,612,826	RUB	96,491,866	JPM	10/05/17	—	62,896
USD	550,128	RUB	32,522,221	JPM	01/10/18	—	5,576
USD	719,769	RUB	43,417,548	SCB	10/05/17	—	34,240
USD	551,420	RUB	32,522,221	SCB	01/10/18	—	4,284
USD	1,091,904	THB	36,316,721	BRC	10/19/17	2,802	—
USD	908,208	THB	30,313,273	SCB	10/19/17	—	856
USD	848,481	TRY	3,032,250	SCB	10/19/17	1,686	—
USD	579,031	TWD	17,573,597	BRC	01/08/18	—	3,340
USD	578,498	TWD	17,573,597	CIT	01/08/18	—	3,874
USD	1,155,816	TWD	35,147,194	CIT	01/12/18	—	9,162
USD	579,127	TWD	17,573,597	JPM	01/08/18	—	3,245
USD	569,128	TWD	17,292,951	JPM	01/12/18	—	4,059
USD	578,840	TWD	17,573,597	SCB	01/08/18	—	3,531
USD	588,181	TWD	17,854,243	UBS	01/12/18	—	3,610
USD	147,044	ZAR	1,997,660	BOA	11/20/17	626	—
USD	98,198	ZAR	1,284,720	BRC	10/05/17	3,337	—
USD	186,071	ZAR	2,450,735	BRC	10/05/17	5,114	—
USD	383,559	ZAR	5,046,450	BRC	10/05/17	10,941	—
USD	740,000	ZAR	9,705,322	BRC	10/05/17	23,381	—
USD	1,375,006	ZAR	18,785,331	BRC	10/10/17	—	10,920
USD	147,027	ZAR	1,997,660	BRC	11/20/17	609	—
USD	225,333	ZAR	2,967,619	CIT	10/05/17	6,211	—
USD	831,785	ZAR	10,883,656	CIT	10/05/17	28,160	—
USD	147,206	ZAR	1,997,660	JPM	11/20/17	788	—
USD	131,108	ZAR	1,722,337	SCB	10/05/17	3,934	—
USD	610,017	ZAR	7,977,381	SCB	10/05/17	20,986	—
USD	454,503	ZAR	6,144,426	SCB	10/10/17	1,185	—
USD	939,772	ZAR	12,183,858	SCB	10/10/17	40,883	—
USD	1,042,922	ZAR	13,583,573	SCB	10/10/17	40,766	—
USD	1,214,178	ZAR	15,713,646	SCB	10/10/17	54,871	—
USD	146,989	ZAR	1,997,660	SCB	11/20/17	572	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	460,000	ZAR	6,133,071	UBS	10/05/17	$7,148	$—
ZAR	1,997,660	USD	148,139	BOA	10/05/17	—	637
ZAR	1,997,660	USD	148,123	BRC	10/05/17	—	620
ZAR	2,253,144	USD	170,000	BRC	10/05/17	—	3,633
ZAR	4,857,690	USD	366,314	BRC	10/05/17	—	7,633
ZAR	6,553,618	USD	500,502	BRC	10/05/17	—	16,597
ZAR	6,553,616	USD	501,589	CIT	10/05/17	—	17,685
ZAR	1,997,660	USD	148,304	JPM	10/05/17	—	802
ZAR	4,857,689	USD	366,369	JPM	10/05/17	—	7,688
ZAR	6,553,618	USD	501,118	JPM	10/05/17	—	17,213
ZAR	1,997,660	USD	148,085	SCB	10/05/17	—	582
ZAR	6,553,618	USD	501,789	SCB	10/05/17	—	17,885
ZAR	20,780,664	USD	1,590,000	SCB	10/10/17	—	56,864
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,361,661	$2,926,715

Interest Rate Swap Agreements open at September 30, 2017:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/ Received	Variable Rate	Unrealized Appreciation
BRL	JPM	$ 19,955,166	01/04/21	10.29%	Maturity	Brazil Cetip Interbank Deposit Rate	$8,693
BRL	JPM	19,951,562	01/04/21	10.31	Maturity	Brazil Cetip Interbank Deposit Rate	9,691
BRL	JPM	16,282,839	01/04/21	10.59	Maturity	Brazil Cetip Interbank Deposit Rate	19,334
BRL	JPM	16,265,903	01/04/21	10.71	Maturity	Brazil Cetip Interbank Deposit Rate	21,712
Total gross unrealized appreciation on Interest Rate Swap Agreements							$59,430

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 12.6%
Argentina | 0.7%
AES Argentina Generacion SA, 7.750%, 02/02/24 (c)	USD	430	$460,883
Generacion Mediterranea SA, 9.625%, 07/27/23	USD	750	838,275
Genneia SA, 8.750%, 01/20/22 (c)	USD	330	360,584
			1,659,742
Bangladesh | 0.2%
Banglalink Digital Communications, Ltd., 8.625%, 05/06/19	USD	600	626,160
Brazil | 2.9%
Gerdau Trade, Inc., 4.750%, 04/15/23	USD	350	358,117
GTL Trade Finance, Inc., 5.893%, 04/29/24	USD	175	187,425
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	5,896	6,819,461
			7,365,003
Canada | 0.1%
First Quantum Minerals, Ltd., 7.000%, 02/15/21 (c)	USD	260	267,475
Chile | 0.9%
AES Gener SA, 8.375%, 12/18/73 (d)	USD	600	636,817
Empresa Electrica Angamos SA, 4.875%, 05/25/29	USD	650	659,818
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	377	386,469
VTR Finance BV, 6.875%, 01/15/24	USD	600	634,500
			2,317,604
China | 0.1%
Green Dragon Gas, Ltd., 10.000%, 11/20/17 (c)	USD	400	348,000
Colombia | 0.8%
Ecopetrol SA, 5.875%, 09/18/23	USD	620	689,440
Millicom International Cellular SA, 6.625%, 10/15/21	USD	440	454,300
Transportadora de Gas Internacional SA, 5.700%, 03/20/22	USD	905	932,602
			2,076,342
Georgia | 0.1%
BGEO Group JSC, 6.000%, 07/26/23	USD	350	360,500
Description	Security Currency	Principal Amount (000)	Fair Value
Guatemala | 0.4%
Comcel Trust, 6.875%, 02/06/24	USD	985	$1,046,562
India | 0.2%
JSW Steel, Ltd., 4.750%, 11/12/19	USD	320	326,183
Vedanta Resources PLC, 6.375%, 07/30/22 (c)	USD	225	234,000
			560,183
Israel | 0.3%
Altice Financing SA, 7.500%, 05/15/26 (c)	USD	615	676,500
Mauritius | 0.4%
Liquid Telecommunications Financing PLC, 8.500%, 07/13/22 (c)	USD	1,040	1,095,449
Mexico | 0.3%
Banco Mercantil del Norte SA:
6.875%, 07/06/22 (c), (d), (g)	USD	450	478,688
7.625%, 01/10/28 (c), (d), (g)	USD	200	218,200
			696,888
Nigeria | 0.4%
IHS Netherlands Holdco BV:
9.500%, 10/27/21	USD	200	209,359
9.500%, 10/27/21 (c)	USD	725	758,925
			968,284
Peru | 1.0%
Cia Minera Ares SAC, 7.750%, 01/23/21	USD	840	880,950
Inkia Energy, Ltd., 8.375%, 04/04/21	USD	880	904,200
InRetail Shopping Malls, 6.500%, 07/09/21	USD	600	631,500
			2,416,650
Russia | 1.1%
Evraz Group SA, 6.500%, 04/22/20	USD	310	329,762
Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	USD	370	399,600
GTH Finance BV:
6.250%, 04/26/20	USD	300	317,832
7.250%, 04/26/23	USD	1,000	1,134,440
Sberbank of Russia, 5.500% (CMT 5 Year + 4.023%), 02/26/24 (d)	USD	620	633,175
			2,814,809

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Saudi Arabia | 0.4%
Acwa Power Management And Investments One, Ltd., 5.950%, 12/15/39 (c)	USD	875	$901,726
Singapore | 0.5%
Puma International Financing SA, 6.750%, 02/01/21	USD	1,100	1,133,000
South Africa | 0.3%
MTN Mauritius Investment, Ltd., 5.373%, 02/13/22 (c)	USD	650	673,426
South Korea | 0.5%
Harvest Operations Corp., 6.875%, 10/01/17	USD	700	700,000
SK E&S Co., Ltd., 4.875% (CMT 5 Year + 3.226%), 11/26/19 (d), (g)	USD	310	310,775
Woori Bank, 4.500% (CMT 5 Year + 3.306%), 09/27/21 (d), (g)	USD	320	318,377
			1,329,152
Thailand | 0.1%
PTT Exploration & Production Public Co. Ltd., 4.875%, 06/18/19 (d), (g)	USD	213	216,801
Turkey | 0.4%
Turkiye Is Bankasi, 5.000%, 04/30/20	USD	655	665,644
Turkiye Vakiflar Bankasi TAO, 3.750%, 04/15/18	USD	320	320,400
			986,044
United Arab Emirates | 0.4%
MAF Global Securities, Ltd., 7.125% (USD Swap 5 Year + 5.702%), 10/29/18 (d), (g)	USD	910	948,675
United States | 0.1%
Sable International Finance, Ltd., 6.875%, 08/01/22 (c)	USD	220	236,500
Total Corporate Bonds (Cost $30,380,683)			31,721,475
Foreign Government Obligations | 32.2%
Argentina | 4.1%
Argentina POM Politica Monetaria, 26.250%, 06/21/20 (ARPP7DRR) (d)	ARS	58,600	3,564,691
Republic of Argentina:
24.112%, 03/01/18 (BADLARPP + 2.750%) (d)	ARS	19,320	1,113,268
22.750%, 03/05/18	ARS	10,930	627,264
Description	Security Currency	Principal Amount (000)	Fair Value
23.913%, 03/11/19 (BADLARPP + 2.50%) (d)	ARS	4,030	$234,718
7.500%, 04/22/26	USD	200	224,800
7.125%, 06/28/2117 (c)	USD	4,630	4,620,740
			10,385,481
Belize | 0.6%
Republic of Belize, 6.767%, 02/20/34 (e)	USD	2,538	1,649,700
Brazil | 2.1%
Brazil NTN-B:
6.000%, 05/15/35	BRL	970	1,019,023
6.000%, 08/15/50	BRL	2,470	2,639,434
Brazil NTN-F:
10.000%, 01/01/21	BRL	2,500	818,450
10.000%, 01/01/27	BRL	2,405	773,570
			5,250,477
Congo | 1.3%
Republic of Congo, 6.000%, 06/30/29 (e)	USD	4,051	3,200,132
Ecuador | 1.0%
Republic of Ecuador:
10.500%, 03/24/20	USD	200	215,500
10.750%, 03/28/22	USD	280	311,500
8.750%, 06/02/23	USD	600	618,000
7.950%, 06/20/24	USD	215	211,775
9.650%, 12/13/26	USD	290	304,500
9.625%, 06/02/27 (c)	USD	200	209,000
9.625%, 06/02/27	USD	570	595,650
			2,465,925
Egypt | 1.5%
Arab Republic of Egypt, 8.500%, 01/31/47 (c)	USD	2,240	2,500,960
Egypt Treasury Bills:
0.000%, 07/10/18	EGP	1,300	64,483
0.000%, 07/24/18	EGP	25,300	1,247,010
			3,812,453
Ghana | 1.7%
Ghana Government Bonds:
23.230%, 02/19/18	GHS	490	113,152
22.490%, 04/23/18	GHS	160	37,154
23.470%, 05/21/18	GHS	420	98,233
19.040%, 09/24/18	GHS	50	11,436
Ghana Treasury Notes:
22.500%, 12/10/18	GHS	450	106,643
21.000%, 01/07/19	GHS	3,000	702,497
Republic of Ghana:
9.250%, 09/15/22	USD	425	471,219
7.875%, 08/07/23	USD	655	693,481

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
8.125%, 01/18/26	USD	1,864	$1,978,170
			4,211,985
Mozambique | 1.6%
Mozambique International Bonds, 10.500%, 01/18/23	USD	5,308	4,140,240
Paraguay | 0.2%
Republic of Paraguay:
6.100%, 08/11/44	USD	130	145,925
6.100%, 08/11/44 (c)	USD	255	286,238
			432,163
Peru | 1.8%
Republic of Peru, 6.350%, 08/12/28	PEN	13,360	4,426,566
Russia | 5.0%
Russia Government Bonds - OFZ, 7.750%, 09/16/26	RUB	713,910	12,614,477
South Africa | 6.2%
Republic of South Africa:
7.750%, 02/28/23	ZAR	21,600	1,584,692
10.500%, 12/21/26	ZAR	109,010	9,031,742
8.250%, 03/31/32	ZAR	38,750	2,616,236
8.750%, 02/28/48	ZAR	36,600	2,445,017
			15,677,687
Turkey | 1.2%
Republic of Turkey:
6.750%, 05/30/40	USD	920	1,021,947
6.000%, 01/14/41	USD	1,515	1,556,662
6.625%, 02/17/45	USD	320	352,800
5.750%, 05/11/47	USD	125	122,813
			3,054,222
Ukraine | 3.0%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	4,175	4,398,363
7.750%, 09/01/20	USD	2,055	2,178,300
7.750%, 09/01/27	USD	600	615,000
7.375%, 09/25/32 (c)	USD	420	408,975
			7,600,638
Uruguay | 0.5%
Uruguay Notas del Tesoro, 13.250%, 04/08/18	UYU	5,900	206,876
Uruguay Treasury Bills:
0.000%, 11/10/17	UYU	3,210	109,134
0.000%, 02/08/18	UYU	11,810	392,856
0.000%, 03/08/18	UYU	11,147	368,088
0.000%, 04/05/18	UYU	3,530	116,008
0.000%, 06/01/18	UYU	2,570	83,304
			1,276,266
Description	Security Currency	Principal Amount (000)	Fair Value
Venezuela | 0.4%
Republic of Venezuela:
8.250%, 10/13/24	USD	630	$214,200
7.650%, 04/21/25	USD	650	219,375
9.250%, 05/07/28	USD	625	214,063
9.375%, 01/13/34	USD	590	206,500
7.000%, 03/31/38	USD	670	222,775
			1,076,913
Total Foreign Government Obligations (Cost $80,051,220)			81,275,325
Quasi Government Bonds | 1.2%
Ukraine | 0.7%
Ukreximbank Via Biz Finance PLC, 9.625%, 04/27/22	USD	1,725	1,846,992
Venezuela | 0.5%
Petroleos de Venezuela SA:
6.000%, 05/16/24	USD	970	294,880
6.000%, 11/15/26	USD	1,005	305,017
5.375%, 04/12/27	USD	995	298,500
5.500%, 04/12/37	USD	1,000	302,500
			1,200,897
Total Quasi Government Bonds (Cost $3,274,084)			3,047,889
US Treasury Securities | 44.2%
US Treasury Bills:
0.000%, 10/05/17	USD	3,110	3,109,813
0.000%, 10/19/17	USD	16,000	15,993,087
0.000%, 10/26/17	USD	9,550	9,544,031
0.000%, 11/02/17	USD	44,030	43,993,805
0.000%, 11/16/17	USD	38,720	38,673,709
Total US Treasury Securities (Cost $111,308,795)			111,314,445

Description	Shares	Fair Value
Short-Term Investments | 8.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $21,783,054)	21,783,054	$21,783,054

Description	Counterparty	Number of Contracts	Fair Value
Purchased Options | 0.1%
Call
USD vs INR Oct 17 66.17, Expires 10/30/17 (Notional Amount $9,880,000)	JPMS	98,800	$37,544
USD vs INR Dec 17 68.06, Expires 12/27/17 (Notional Amount $5,030,000)	JPMS	50,300	20,230

Description	Counterparty	Number of Contracts	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Put
EUR vs PLN Jul 18 4.2, Expires 07/30/18 (Notional Amount $13,711,000)	JPMS	137,110	115,056
EUR vs PLN Sep 18 4.2, Expires 09/28/18 (Notional Amount $6,976,000)	JPMS	69,760	71,731
Total Purchased Options (Cost $310,141)			244,561
Total Investments | 98.9% (Cost $247,107,977) (f)			$249,386,749
Cash and Other Assets in Excess of Liabilities | 1.1%			2,839,012
Net Assets | 100.0%			$252,225,761

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	56,665	USD	3,117	CIT	10/02/17	$156	$—
ARS	10,537,800	USD	600,533	CIT	10/02/17	8,201	—
ARS	21,168,240	USD	1,206,346	CIT	10/02/17	16,474	—
ARS	1,843,130	USD	100,828	CIT	10/12/17	5,111	—
ARS	5,657,750	USD	306,819	CIT	10/12/17	18,374	—
ARS	28,378,392	USD	1,680,000	CIT	10/25/17	—	60,590
ARS	1,569,000	USD	85,041	CIT	10/27/17	4,395	—
ARS	28,223,000	USD	1,670,000	CIT	10/27/17	—	61,234
ARS	4,056,000	USD	240,000	CIT	11/13/17	—	10,906
ARS	22,477,000	USD	1,330,000	CIT	11/13/17	—	60,439
ARS	31,649,375	USD	1,826,804	JPM	10/02/17	1,477	—
ARS	13,760,000	USD	788,991	JPM	10/12/17	1,900	—
BRL	3,254,632	USD	1,045,833	BRC	11/03/17	—	22,669
BRL	3,254,632	USD	1,046,102	SCB	11/03/17	—	22,938
BRL	1,564,585	USD	468,846	SCB	02/09/18	17,027	—
BRL	1,706,683	USD	515,303	SCB	02/09/18	14,698	—
BRL	3,199,698	USD	950,876	SCB	02/09/18	42,772	—
CAD	954,765	USD	787,110	BRC	10/05/17	—	21,903
CAD	2,000,388	USD	1,595,571	BRC	10/05/17	7,664	—
CAD	3,019,759	USD	2,413,403	BRC	10/05/17	6,818	—
CAD	3,026,905	USD	2,413,403	BRC	10/05/17	12,546	—
CAD	676,778	USD	542,338	BRC	10/12/17	103	—
CAD	1,003,048	USD	801,648	BRC	10/12/17	2,300	—
CAD	2,711,123	USD	2,177,591	BRC	10/12/17	—	4,614
CAD	745,836	USD	596,597	CIT	10/05/17	1,162	—
CAD	748,240	USD	596,597	CIT	10/05/17	3,089	—
CAD	1,094,596	USD	874,679	CIT	10/12/17	2,645	—
CAD	2,175,111	USD	1,735,625	JPM	10/05/17	7,644	—
CAD	1,091,512	USD	874,679	JPM	10/12/17	173	—
CAD	2,206,098	USD	1,775,281	JPM	10/12/17	—	7,084
CAD	1,514,499	USD	1,208,804	SCB	10/05/17	5,009	—
CAD	891,052	USD	717,128	SCB	10/12/17	—	2,945
CAD	1,668,175	USD	1,333,673	SCB	10/12/17	3,377	—
CAD	1,988,321	USD	1,592,983	SCB	10/12/17	666	—
CAD	1,847,632	USD	1,430,000	UBS	10/12/17	50,885	—
EUR	2,670,408	USD	3,045,440	BRC	10/10/17	111,918	—
EUR	1,643,942	USD	1,874,560	JPM	10/10/17	69,155	—
HUF	168,565,175	USD	623,231	BRC	11/06/17	16,830	—
HUF	194,389,967	USD	743,053	BRC	11/06/17	—	4,932
HUF	213,877,692	USD	823,462	BRC	11/06/17	—	11,344
HUF	216,155,486	USD	829,485	BRC	11/06/17	—	8,718
HUF	302,293,705	USD	1,159,757	BRC	11/06/17	—	11,913
HUF	312,505,673	USD	1,204,911	BRC	11/06/17	—	18,292
HUF	431,596,501	USD	1,658,048	BRC	11/06/17	—	19,227
HUF	235,317,800	USD	901,957	CIT	11/06/17	—	8,428
HUF	269,606,193	USD	996,769	CIT	11/06/17	26,956	—

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HUF	270,270,000	USD	990,000	CIT	11/06/17	$36,246	$—
HUF	469,581,154	USD	1,810,119	CIT	11/06/17	—	27,067
HUF	473,188,835	USD	1,816,952	CIT	11/06/17	—	20,201
HUF	474,401,456	USD	1,818,815	CIT	11/06/17	—	17,459
HUF	706,978,876	USD	2,725,089	CIT	11/06/17	—	40,611
HUF	715,071,328	USD	2,731,947	CIT	11/06/17	—	16,741
HUF	323,494,351	USD	1,246,419	SCB	11/06/17	—	18,074
HUF	454,742,679	USD	1,743,558	SCB	11/06/17	—	16,849
IDR	16,466,533,679	USD	1,157,577	BRC	12/11/17	57,653	—
IDR	20,850,173,612	USD	1,466,670	BRC	12/13/17	71,793	—
IDR	4,791,199,405	USD	351,081	BRC	12/27/17	1,996	—
IDR	16,466,533,679	USD	1,143,668	BRC	12/27/17	69,795	—
IDR	20,850,173,612	USD	1,448,029	BRC	12/27/17	88,476	—
IDR	4,090,882,320	USD	288,598	BRC	01/05/18	12,621	—
IDR	4,212,875,489	USD	297,205	BRC	01/05/18	12,997	—
IDR	6,831,024,849	USD	481,397	BRC	01/05/18	21,584	—
IDR	13,624,131,130	USD	993,374	BRC	01/05/18	9,796	—
IDR	19,572,004,159	USD	1,384,159	BRC	01/05/18	56,964	—
IDR	7,372,454,723	USD	529,060	BRC	01/08/18	13,633	—
IDR	36,233,100,000	USD	2,540,000	CIT	12/14/17	133,273	—
IDR	36,052,500,000	USD	2,530,000	CIT	12/15/17	129,707	—
IDR	36,052,500,000	USD	2,502,082	CIT	12/27/17	154,724	—
IDR	36,195,000,000	USD	2,511,449	CIT	12/27/17	155,858	—
IDR	10,323,931,874	USD	728,159	CIT	01/05/18	32,011	—
IDR	14,079,142,244	USD	1,026,626	CIT	01/05/18	10,048	—
IDR	25,824,820,312	USD	1,823,143	CIT	01/05/18	78,387	—
IDR	29,814,526,615	USD	2,101,402	CIT	01/05/18	93,897	—
IDR	31,671,900,570	USD	2,233,240	CIT	01/05/18	98,821	—
IDR	19,095,966,322	USD	1,342,423	JPM	12/11/17	66,860	—
IDR	15,273,493,015	USD	1,073,331	JPM	12/13/17	53,648	—
IDR	36,195,000,000	USD	2,540,000	JPM	12/14/17	130,462	—
IDR	6,267,918,707	USD	458,919	JPM	12/27/17	2,981	—
IDR	15,273,493,015	USD	1,060,659	JPM	12/27/17	64,886	—
IDR	19,095,966,322	USD	1,327,030	JPM	12/27/17	80,203	—
IDR	20,613,813,710	USD	1,431,316	JPM	12/27/17	87,771	—
IDR	12,941,822,110	USD	912,681	JPM	01/05/18	40,249	—
IDR	12,964,968,135	USD	914,636	JPM	01/05/18	39,999	—
IDR	21,116,307,373	USD	1,492,698	JPM	01/05/18	62,135	—
IDR	8,438,736,985	USD	605,144	JPM	01/08/18	16,039	—
IDR	37,207,961,998	USD	2,707,018	JPM	01/08/18	31,894	—
IDR	9,695,909,874	USD	695,795	SCB	01/08/18	17,929	—
IDR	9,944,617,823	USD	722,982	SCB	01/08/18	9,050	—
IDR	12,941,822,110	USD	912,681	UBS	01/05/18	40,249	—
INR	79,206,491	USD	1,223,228	BRC	11/01/17	—	14,810
INR	135,247,132	USD	2,088,759	BRC	11/01/17	—	25,353
INR	39,785,325	USD	605,100	BRC	01/05/18	—	2,497
INR	53,168,120	USD	806,800	BRC	01/05/18	—	1,497

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
INR	54,222,538	USD	823,300	BRC	01/05/18	$—	$2,026
INR	112,565,534	USD	1,723,083	BRC	03/19/18	—	32,095
INR	52,715,920	USD	806,917	CIT	03/19/18	—	15,006
INR	79,206,492	USD	1,223,550	JPM	11/01/17	—	15,131
INR	135,247,131	USD	2,088,759	JPM	11/01/17	—	25,353
INR	153,390,291	USD	2,313,230	JPM	12/29/17	11,871	—
INR	180,284,848	USD	2,716,770	JPM	12/29/17	16,001	—
INR	39,839,784	USD	605,100	JPM	01/05/18	—	1,672
INR	111,391,611	USD	1,689,600	JPM	01/05/18	—	2,423
INR	79,206,491	USD	1,223,361	SCB	11/01/17	—	14,942
INR	135,247,132	USD	2,089,404	SCB	11/01/17	—	25,998
INR	53,119,712	USD	806,800	SCB	01/05/18	—	2,230
INR	54,214,305	USD	823,300	SCB	01/05/18	—	2,151
KRW	956,372,483	USD	857,887	BRC	01/08/18	—	21,824
KRW	3,036,106,605	USD	2,732,523	BRC	01/08/18	—	78,352
KRW	921,640,119	USD	829,335	BRC	01/12/18	—	23,573
KRW	923,215,856	USD	829,335	BRC	01/12/18	—	22,195
KRW	924,211,058	USD	829,335	BRC	01/12/18	—	21,325
KRW	956,586,955	USD	857,887	BRC	01/12/18	—	21,572
KRW	1,270,952,760	USD	1,138,541	CIT	01/12/18	—	27,385
KRW	1,573,994,148	USD	1,413,774	CIT	01/12/18	—	37,678
KRW	1,741,095,155	USD	1,567,477	JPM	01/08/18	—	45,407
KRW	2,756,229,331	USD	2,468,075	JPM	01/08/18	—	58,573
KRW	1,003,533,017	USD	902,945	JPM	01/12/18	—	25,586
KRW	2,025,454,168	USD	1,817,121	JPM	01/12/18	—	46,327
KRW	2,143,576,609	USD	1,920,750	JPM	01/12/18	—	46,686
KRW	789,547,411	USD	706,151	SCB	01/08/18	—	15,927
KRW	394,059,775	USD	353,544	SCB	01/12/18	—	9,029
KRW	842,571,384	USD	756,891	SCB	01/12/18	—	20,256
KRW	1,409,070,702	USD	1,267,720	SCB	01/12/18	—	35,812
MXN	129,619,127	USD	7,177,139	BOA	10/10/17	—	67,728
MXN	604,188	USD	33,301	CIT	10/10/17	—	163
MXN	604,188	USD	33,290	JPM	10/10/17	—	151
MXN	129,619,127	USD	7,178,729	JPM	10/10/17	—	69,318
MXN	8,926,622	USD	494,290	SCB	10/10/17	—	4,678
PEN	1,017,625	USD	312,731	BOA	11/09/17	—	1,375
PEN	1,025,366	USD	315,740	BOA	11/09/17	—	2,016
PEN	4,549,129	USD	1,399,302	BOA	11/09/17	—	7,436
PEN	25,138	USD	7,729	BRC	11/09/17	—	38
PEN	402,938	USD	124,000	BRC	11/09/17	—	716
PEN	405,170	USD	124,000	BRC	11/09/17	—	33
PEN	405,170	USD	124,000	BRC	11/09/17	—	33
PEN	405,790	USD	124,000	BRC	11/09/17	157	—
PEN	1,360,915	USD	418,851	BRC	11/09/17	—	2,462
PEN	2,193,911	USD	669,488	BRC	11/09/17	1,768	—
PEN	2,785,428	USD	850,512	CIT	11/09/17	1,726	—
PEN	6,679,847	USD	2,055,360	CIT	11/09/17	—	11,573

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PEN	2,258,530	USD	695,789	JPM	11/09/17	$—	$4,762
PEN	5,736,753	USD	1,764,213	JPM	11/09/17	—	8,978
PEN	404,488	USD	124,000	SCB	11/09/17	—	242
PEN	6,365,244	USD	1,958,058	SCB	11/09/17	—	10,528
PLN	6,091,657	USD	1,716,733	BOA	11/20/17	—	47,378
PLN	6,091,657	USD	1,716,673	BRC	11/20/17	—	47,318
PLN	6,091,655	USD	1,716,443	CIT	11/20/17	—	47,088
PLN	6,091,657	USD	1,715,549	JPM	11/20/17	—	46,194
PLN	6,091,657	USD	1,715,501	SCB	11/20/17	—	46,146
RUB	82,228,057	USD	1,413,886	BOA	10/05/17	14,124	—
RUB	82,228,057	USD	1,413,825	BRC	10/05/17	14,185	—
RUB	483,101,382	USD	7,994,066	BRC	10/05/17	395,691	—
RUB	82,228,056	USD	1,414,068	CIT	10/05/17	13,942	—
RUB	82,228,057	USD	1,413,339	JPM	10/05/17	14,671	—
RUB	82,228,057	USD	1,416,748	SCB	10/05/17	11,262	—
TRY	5,604,815	USD	1,585,521	BRC	10/19/17	—	20,304
TRY	5,604,816	USD	1,585,297	CIT	10/19/17	—	20,080
TRY	9,068,665	USD	2,549,598	JPM	10/19/17	—	17,057
TRY	5,604,815	USD	1,585,072	SCB	10/19/17	—	19,855
TRY	8,644,874	USD	2,450,000	SCB	12/15/17	—	74,880
TWD	24,463,848	USD	808,722	BRC	01/08/18	1,985	—
TWD	106,141,734	USD	3,538,648	BRC	01/08/18	—	21,216
TWD	20,039,563	USD	665,103	BRC	01/12/18	—	879
TWD	35,018,165	USD	1,163,240	BRC	01/12/18	—	2,539
TWD	35,040,266	USD	1,163,240	BRC	01/12/18	—	1,806
TWD	38,115,258	USD	1,259,904	CIT	01/08/18	3,197	—
TWD	27,198,400	USD	890,000	CIT	01/12/18	11,509	—
TWD	104,157,082	USD	3,472,076	JPM	01/08/18	—	20,414
TWD	26,488,544	USD	880,018	JPM	01/12/18	—	2,037
TWD	26,506,145	USD	880,018	JPM	01/12/18	—	1,454
TWD	64,823,716	USD	2,150,611	JPM	01/12/18	—	1,985
TWD	22,606,871	USD	747,088	SCB	01/08/18	2,082	—
TWD	23,046,811	USD	769,638	SCB	01/08/18	—	5,890
TWD	23,112,230	USD	769,638	SCB	01/12/18	—	3,568
TWD	23,243,220	USD	772,457	SCB	01/12/18	—	2,044
TWD	23,262,531	USD	772,457	SCB	01/12/18	—	1,404
USD	3,229	ARS	56,665	CIT	10/02/17	—	44
USD	579,000	ARS	10,537,800	CIT	10/02/17	—	29,734
USD	1,158,000	ARS	21,168,240	CIT	10/02/17	—	64,820
USD	1,158,000	ARS	21,260,880	CIT	10/12/17	—	64,023
USD	273,651	ARS	5,051,592	CIT	10/25/17	—	14,618
USD	579,000	ARS	10,682,550	CIT	10/25/17	—	30,599
USD	690,000	ARS	12,644,250	CIT	10/25/17	—	31,543
USD	1,600,000	ARS	29,792,000	CIT	10/27/17	—	98,202
USD	420,000	ARS	7,837,200	CIT	11/13/17	—	22,666
USD	490,000	ARS	9,231,600	CIT	11/13/17	—	31,425
USD	506,649	ARS	9,464,200	CIT	11/13/17	—	27,914

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,803,650	ARS	31,649,375	JPM	10/02/17	$—	$24,631
USD	500,000	ARS	9,935,000	JPM	02/14/18	—	33,748
USD	1,096,815	BRL	3,842,143	BRC	02/09/18	—	96,341
USD	1,788,990	BRL	6,285,615	JPM	02/09/18	—	162,973
USD	505,206	BRL	1,769,331	SCB	02/09/18	—	44,250
USD	1,788,990	BRL	6,284,184	UBS	02/09/18	—	162,529
USD	2,688,074	CAD	3,546,376	BRC	10/05/17	—	154,211
USD	818,518	CAD	992,833	BRC	10/12/17	22,758	—
USD	2,691,777	CAD	3,546,376	BRC	10/12/17	—	150,660
USD	2,689,337	CAD	3,546,375	CIT	10/05/17	—	152,947
USD	2,692,417	CAD	3,546,374	CIT	10/12/17	—	150,018
USD	2,688,380	CAD	3,546,376	JPM	10/05/17	—	153,905
USD	2,691,828	CAD	3,546,376	JPM	10/12/17	—	150,608
USD	2,687,768	CAD	3,546,376	SCB	10/05/17	—	154,517
USD	2,691,154	CAD	3,546,376	SCB	10/12/17	—	151,283
USD	2,711,661	EUR	2,320,711	BRC	10/10/17	—	32,233
USD	52,017	EUR	44,124	CIT	10/10/17	—	153
USD	2,278,339	EUR	1,949,515	JPM	10/10/17	—	26,670
USD	1,309,568	HUF	373,436,351	BOA	11/06/17	—	108,412
USD	919,364	HUF	262,616,421	BRC	11/06/17	—	77,820
USD	1,309,063	HUF	373,436,351	BRC	11/06/17	—	108,917
USD	2,621,342	HUF	746,872,703	BRC	11/06/17	—	214,618
USD	1,280,636	HUF	365,595,871	CIT	11/06/17	—	107,573
USD	1,309,109	HUF	373,436,352	CIT	11/06/17	—	108,871
USD	2,621,066	HUF	746,872,701	CIT	11/06/17	—	214,894
USD	2,621,258	HUF	746,872,703	CIT	11/06/17	—	214,702
USD	1,309,109	HUF	373,436,351	SCB	11/06/17	—	108,871
USD	2,619,687	HUF	746,872,703	SCB	11/06/17	—	216,273
USD	1,309,568	HUF	373,436,351	UBS	11/06/17	—	108,412
USD	2,620,882	HUF	746,872,703	UBS	11/06/17	—	215,078
USD	1,146,295	IDR	16,466,533,679	BRC	12/11/17	—	68,935
USD	1,450,750	IDR	20,850,173,612	BRC	12/13/17	—	87,713
USD	5,514,217	IDR	74,811,387,194	BRC	12/27/17	1,165	—
USD	669,000	IDR	9,081,675,000	BRC	01/05/18	299	—
USD	892,000	IDR	12,133,430,000	BRC	01/05/18	—	1,407
USD	898,414	IDR	12,222,924,783	BRC	01/05/18	—	1,583
USD	906,200	IDR	12,313,445,600	BRC	01/05/18	—	462
USD	154,000	IDR	2,148,762,000	BRC	01/08/18	—	4,172
USD	154,000	IDR	2,132,130,000	BRC	01/08/18	—	2,948
USD	154,000	IDR	2,115,960,000	BRC	01/08/18	—	1,758
USD	1,088,831	IDR	15,619,286,290	CIT	12/14/17	—	63,557
USD	2,516,163	IDR	36,195,000,000	CIT	12/14/17	—	154,300
USD	2,506,518	IDR	36,052,500,000	CIT	12/15/17	—	153,189
USD	1,096,981	IDR	14,893,707,643	CIT	12/27/17	—	577
USD	1,166,120	IDR	15,865,065,321	CIT	01/05/18	—	2,054
USD	1,840,000	IDR	25,944,000,000	CIT	01/05/18	—	70,305
USD	154,000	IDR	2,116,730,000	CIT	01/08/18	—	1,814

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,329,340	IDR	19,095,966,322	JPM	12/11/17	$—	$79,943
USD	1,062,504	IDR	15,273,493,015	JPM	12/13/17	—	64,475
USD	1,433,506	IDR	20,613,813,710	JPM	12/14/17	—	87,379
USD	1,688,802	IDR	22,926,160,906	JPM	12/27/17	—	689
USD	669,000	IDR	9,098,400,000	JPM	01/05/18	—	932
USD	154,000	IDR	2,124,892,000	JPM	01/08/18	—	2,415
USD	154,000	IDR	2,119,810,000	JPM	01/08/18	—	2,041
USD	154,000	IDR	2,122,582,000	JPM	01/08/18	—	2,245
USD	811,066	IDR	11,042,658,552	SCB	01/05/18	—	2,026
USD	892,000	IDR	12,126,740,000	SCB	01/05/18	—	914
USD	906,200	IDR	12,315,258,000	SCB	01/05/18	—	595
USD	154,000	IDR	2,126,740,000	SCB	01/08/18	—	2,551
USD	154,000	IDR	2,120,580,000	UBS	01/08/18	—	2,098
USD	154,000	IDR	2,125,970,000	UBS	01/08/18	—	2,495
USD	2,073,230	INR	135,247,132	BRC	01/05/18	24,728	—
USD	2,073,230	INR	135,247,131	JPM	01/05/18	24,728	—
USD	2,073,865	INR	135,247,132	SCB	01/05/18	25,364	—
USD	2,586,433	KRW	2,946,904,635	BRC	01/08/18	10,243	—
USD	59,291	KRW	66,168,600	BRC	01/12/18	1,442	—
USD	2,585,049	KRW	2,946,904,635	BRC	01/12/18	8,659	—
USD	2,586,252	KRW	2,946,904,634	CIT	01/08/18	10,061	—
USD	2,583,418	KRW	2,946,904,634	CIT	01/12/18	7,027	—
USD	2,586,933	KRW	2,946,904,635	JPM	01/08/18	10,742	—
USD	2,584,596	KRW	2,946,904,635	JPM	01/12/18	8,206	—
USD	2,587,274	KRW	2,946,904,635	SCB	01/08/18	11,083	—
USD	2,585,685	KRW	2,946,904,635	SCB	01/12/18	9,294	—
USD	650,000	MXN	11,775,205	SCB	10/10/17	4,148	—
USD	309,848	PEN	1,035,202	BRC	11/09/17	—	6,886
USD	190,152	PEN	635,583	JPM	11/09/17	—	4,313
USD	1,391,373	RUB	82,228,057	BOA	01/10/18	—	13,650
USD	81,426	RUB	4,913,232	BRC	10/05/17	—	3,900
USD	163,491	RUB	9,928,823	BRC	10/05/17	—	8,937
USD	408,020	RUB	24,770,878	BRC	10/05/17	—	22,163
USD	835,197	RUB	50,093,223	BRC	10/05/17	—	34,744
USD	2,055,245	RUB	123,940,546	BRC	10/05/17	—	97,162
USD	1,391,338	RUB	82,228,057	BRC	01/10/18	—	13,686
USD	406,640	RUB	24,741,596	CIT	10/05/17	—	23,034
USD	415,422	RUB	25,207,374	CIT	10/05/17	—	22,341
USD	729,109	RUB	44,442,130	CIT	10/05/17	—	42,693
USD	2,054,598	RUB	123,940,546	CIT	10/05/17	—	97,809
USD	1,391,514	RUB	82,228,056	CIT	01/10/18	—	13,509
USD	1,904,803	RUB	113,960,221	JPM	10/05/17	—	74,282
USD	2,054,206	RUB	123,940,547	JPM	10/05/17	—	98,201
USD	1,390,926	RUB	82,228,057	JPM	01/10/18	—	14,097
USD	405,746	RUB	24,741,596	SCB	10/05/17	—	23,927
USD	432,088	RUB	26,232,064	SCB	10/05/17	—	23,470
USD	810,562	RUB	49,448,344	SCB	10/05/17	—	48,180

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	2,054,666	RUB	123,940,546	SCB	10/05/17	$—	$97,741
USD	1,394,192	RUB	82,228,057	SCB	01/10/18	—	10,831
USD	1,078,917	TRY	3,725,231	BRC	10/19/17	38,598	—
USD	2,574,415	TWD	78,133,483	BRC	01/08/18	—	14,852
USD	2,572,042	TWD	78,133,483	CIT	01/08/18	—	17,225
USD	5,138,839	TWD	156,266,965	CIT	01/12/18	—	40,734
USD	2,574,839	TWD	78,133,483	JPM	01/08/18	—	14,427
USD	2,530,384	TWD	76,885,711	JPM	01/12/18	—	18,045
USD	2,573,567	TWD	78,133,483	SCB	01/08/18	—	15,700
USD	2,615,097	TWD	79,381,255	UBS	01/12/18	—	16,049
USD	2,457,485	ZAR	33,386,161	BOA	11/20/17	10,457	—
USD	176,628	ZAR	2,310,827	BRC	10/05/17	6,002	—
USD	1,534,237	ZAR	20,185,798	BRC	10/05/17	43,763	—
USD	2,457,214	ZAR	33,386,161	BRC	11/20/17	10,186	—
USD	901,332	ZAR	11,870,476	CIT	10/05/17	24,843	—
USD	1,496,133	ZAR	19,576,447	CIT	10/05/17	50,652	—
USD	3,885,712	ZAR	51,209,413	JPM	10/05/17	104,524	—
USD	2,460,201	ZAR	33,386,161	JPM	11/20/17	13,173	—
USD	347,810	ZAR	4,579,338	SCB	10/05/17	9,682	—
USD	524,431	ZAR	6,889,348	SCB	10/05/17	15,737	—
USD	882,795	ZAR	11,637,627	SCB	10/05/17	23,499	—
USD	1,097,239	ZAR	14,348,925	SCB	10/05/17	37,747	—
USD	1,518,481	ZAR	19,862,942	SCB	10/05/17	51,846	—
USD	2,763,862	ZAR	36,408,354	SCB	10/05/17	75,551	—
USD	3,884,946	ZAR	51,209,413	SCB	10/05/17	103,758	—
USD	3,975,081	ZAR	52,156,041	SCB	10/05/17	123,996	—
USD	549,090	ZAR	7,118,789	SCB	10/10/17	23,887	—
USD	610,145	ZAR	7,946,853	SCB	10/10/17	23,850	—
USD	710,129	ZAR	9,190,346	SCB	10/10/17	32,092	—
USD	2,456,581	ZAR	33,386,161	SCB	11/20/17	9,553	—
UYU	3,629,480	USD	124,000	CIT	02/07/18	—	2,438
UYU	3,639,400	USD	124,000	CIT	02/07/18	—	2,105
UYU	3,643,120	USD	124,000	CIT	02/07/18	—	1,981
UYU	3,651,800	USD	124,000	CIT	02/07/18	—	1,690
UYU	3,662,960	USD	124,000	CIT	02/07/18	—	1,316
ZAR	33,386,161	USD	2,475,800	BOA	10/05/17	—	10,641
ZAR	7,774,855	USD	593,768	BRC	10/05/17	—	19,690
ZAR	17,811,529	USD	1,343,151	BRC	10/05/17	—	27,988
ZAR	33,386,161	USD	2,475,524	BRC	10/05/17	—	10,365
ZAR	5,637,933	USD	412,673	BRC	10/10/17	3,277	—
ZAR	7,774,853	USD	595,058	CIT	10/05/17	—	20,981
ZAR	7,774,855	USD	594,499	JPM	10/05/17	—	20,421
ZAR	17,811,529	USD	1,343,354	JPM	10/05/17	—	28,191
ZAR	22,916,256	USD	1,727,912	JPM	10/05/17	—	35,827
ZAR	33,386,161	USD	2,478,557	JPM	10/05/17	—	13,398
ZAR	7,774,855	USD	595,295	SCB	10/05/17	—	21,218
ZAR	23,064,078	USD	1,729,240	SCB	10/05/17	—	26,240

Lazard Explorer Total Return Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ZAR	33,386,161	USD	2,474,882	SCB	10/05/17	$—	$9,723
ZAR	22,611,335	USD	1,704,920	UBS	10/05/17	—	35,350
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$4,074,951	$8,009,064

Written Options open at September 30, 2017:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put

USD vs INR Oct 17 63.92	JPMS	98,800	$63.92	10/30/17	$9,880,000	$45,853	$(5,928)
USD vs INR Dec 17 65.39	JPMS	50,300	65.39	12/27/17	5,030,000	28,716	(36,055)
Total Written Options		149,100				$74,569	$(41,983)

Credit Default Swap Agreements open at September 30, 2017:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	Payment Frequency Paid/Received	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
CDX EM 27	BRC	$6,280,000	06/20/22	Sell	1.000%	Quarterly	CCC- A+	$253,430	$259,364	$5,934

Interest Rate Swap Agreements open at September 30, 2017:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation (Depreciation)
BRL	JPM	$25,387,816	01/02/20	8.75%	Maturity	Brazil Cetip Interbank Deposit Rate	$(127,453)
BRL	JPM	2,020,613	07/01/20	10.01	Maturity	Brazil Cetip Interbank Deposit Rate	29,650
BRL	JPM	3,965,293	07/01/20	10.02	Maturity	Brazil Cetip Interbank Deposit Rate	58,568
BRL	JPM	20,817,099	01/02/21	10.53	Maturity	Brazil Cetip Interbank Deposit Rate	21,588
BRL	JPM	17,234,007	01/04/21	10.29	Maturity	Brazil Cetip Interbank Deposit Rate	7,508
BRL	JPM	17,230,894	01/04/21	10.31	Maturity	Brazil Cetip Interbank Deposit Rate	8,370
BRL	JPM	14,473,634	01/04/21	10.59	Maturity	Brazil Cetip Interbank Deposit Rate	17,186
BRL	JPM	14,458,581	01/04/21	10.71	Maturity	Brazil Cetip Interbank Deposit Rate	19,299
BRL	JPM	25,351,856	01/04/21	11.05	Maturity	Brazil Cetip Interbank Deposit Rate	463,311
INR	JPM	185,440,000	07/25/22	6.10	Semi-Annual	India Interbank Deposite Rate	(19,248)
ZAR	JPM	4,790,000	06/01/27	8.13	Quarterly	South Africa Interbank Deposit Rate	(5,390)
ZAR	JPM	22,140,000	06/01/27	7.85	Quarterly	South Africa Interbank Deposit Rate	(3,731)
Total net unrealized appreciation (depreciation) on Interest Rate Swap Agreements							$469,658

Futures Contracts open at September 30, 2017:

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Depreciation
10-Year US Treasury Notes	18	$1,800,000	12/19/17	$2,257,080	$2,255,625	$1,455
5-Year US Treasury Notes	28	2,800,000	12/29/17	3,292,480	3,290,000	2,480
Total gross unrealized depreciation on Futures Contracts						$3,935

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 35.6%
Brazil | 6.5%
Brazil NTN-F:
10.000%, 01/01/18	BRL	1,400	$444,449
10.000%, 01/01/27	BRL	440	141,528
			585,977
Egypt | 7.0%
Egypt Treasury Bills:
0.000%, 11/21/17	EGP	7,200	398,211
0.000%, 01/02/18	EGP	4,400	238,444
			636,655
Indonesia | 1.5%
Indonesia Government Bonds, 8.250%, 07/15/21	IDR	1,684,000	133,280
Malaysia | 6.4%
Malaysia Government Bonds:
4.240%, 02/07/18	MYR	1,540	366,117
3.580%, 09/28/18	MYR	890	211,602
			577,719
Mexico | 8.0%
Mexican Bonos:
4.750%, 06/14/18	MXN	4,400	237,838
6.500%, 06/10/21	MXN	5,970	325,374
5.750%, 03/05/26	MXN	3,180	162,633
			725,845
Poland | 5.1%
Poland Government Bonds, 5.250%, 10/25/17	PLN	1,700	466,929
Turkey | 1.1%
Turkey Government Bonds, 2.000%, 10/26/22	TRY	377	101,671
Total Foreign Government Obligations (Cost $3,155,722)			3,228,076
Supranationals | 2.2%
European Investment Bank, 7.200%, 07/09/19 (c) (Cost $212,710)	IDR	2,700,000	204,053
US Treasury Securities | 52.4%
US Treasury Notes:
0.875%, 10/15/17	USD	250	249,986
1.875%, 10/31/17	USD	300	300,191
4.250%, 11/15/17	USD	250	250,941
0.625%, 11/30/17	USD	200	199,846
0.875%, 11/30/17	USD	250	249,908
1.000%, 12/15/17	USD	500	499,855
0.750%, 12/31/17	USD	500	499,510
Description	Security Currency	Principal Amount (000)	Fair Value
2.750%, 12/31/17	USD	500	$501,941
0.875%, 01/15/18	USD	500	499,592
0.875%, 01/31/18	USD	500	499,514
2.625%, 01/31/18	USD	500	502,374
1.000%, 02/15/18	USD	500	499,666
Total US Treasury Securities (Cost $4,753,762)			4,753,324

Description	Shares	Fair Value
Short-Term Investments | 8.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $812,066)	812,066	$812,066
Total Investments | 99.1% (Cost $8,934,260) (f)		$8,997,519
Cash and Other Assets in Excess of Liabilities | 0.9%		81,109
Net Assets | 100.0%		$9,078,628

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	1,625,260	USD	91,000	HSB	11/02/17	$1,337	$—
ARS	729,400	USD	40,000	HSB	11/29/17	853	—
ARS	1,419,615	USD	81,109	SCB	10/23/17	—	9
CLP	29,231,650	USD	47,000	SCB	10/25/17	—	1,349
CNY	1,015,650	USD	148,000	CIT	01/17/18	3,781	—
CNY	4,332,582	USD	654,567	SCB	10/10/17	—	2,345
CNY	882,180	USD	130,000	SCB	10/23/17	2,689	—
CNY	3,498,820	USD	520,000	SCB	10/23/17	6,258	—
CNY	4,332,582	USD	648,881	SCB	11/10/17	1,612	—
COP	289,051,000	USD	98,000	CIT	11/28/17	—	211
COP	11,731,200	USD	4,000	SCB	10/11/17	—	9
CZK	78,125	EUR	3,000	CIT	10/30/17	8	—
CZK	2,082,560	EUR	80,000	CIT	11/30/17	180	—
CZK	10,515,310	USD	429,021	CIT	10/30/17	49,984	—
CZK	4,600,710	USD	186,000	CIT	02/27/18	25,376	—
DOP	6,588,000	USD	135,000	CIT	01/19/18	380	—
EGP	3,122,900	USD	170,385	CIT	03/12/18	—	928
EUR	61,000	CZK	1,586,122	BNP	10/30/17	—	53
EUR	171,764	CZK	4,600,710	CIT	02/27/18	—	6,633
HUF	19,303,700	EUR	62,000	BNP	11/30/17	—	127
HUF	32,604,443	USD	127,000	BNP	10/03/17	—	3,371
HUF	16,796,000	USD	65,000	CIT	11/07/17	—	1,221
HUF	42,776,959	USD	169,000	CIT	11/07/17	—	6,564
HUF	12,359,590	USD	47,000	CIT	11/30/17	—	19
IDR	3,173,760,000	USD	228,000	HSB	04/26/18	2,244	—
ILS	228,451	USD	65,157	BNP	10/03/17	—	528
ILS	148,060	USD	42,000	BNP	11/02/17	—	72
INR	35,348,859	USD	546,000	CIT	11/21/17	—	8,232
INR	198,270	USD	3,000	CIT	12/28/17	4	—
INR	9,807,453	USD	153,000	JPM	10/11/17	—	3,085
KRW	916,255,840	USD	808,000	SCB	10/13/17	—	7,742
KZT	38,247,000	USD	114,000	CIT	11/28/17	—	2,918
KZT	24,948,480	USD	73,000	SCB	10/16/17	58	—
KZT	47,350,350	USD	139,000	SCB	10/27/17	—	666
MAD	1,321,920	USD	136,000	CIT	10/27/17	3,223	—
MXN	4,103,796	USD	214,000	CIT	11/27/17	9,358	—
PEN	348,092	USD	107,000	CIT	11/06/17	—	481
PHP	7,071,810	USD	138,000	JPM	11/14/17	602	—
RON	774,404	USD	203,000	CIT	11/01/17	—	3,735
RON	1,066,433	USD	252,040	CIT	11/09/17	22,339	—
RSD	6,252,120	USD	63,000	CIT	10/31/17	—	1,098
RUB	5,403,300	USD	93,000	SCB	10/11/17	653	—
RUB	37,211,850	USD	650,000	SCB	10/11/17	—	5,024
SGD	638,524	USD	474,210	SCB	11/17/17	—	3,242
THB	14,438,480	USD	437,000	SCB	10/18/17	—	4,010
TRY	1,893,045	USD	536,000	CIT	11/30/17	—	13,702

Lazard Emerging Markets Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TWD	2,355,600	USD	78,000	SCB	10/16/17	$—	$443
USD	40,000	BRL	127,796	CIT	10/17/17	—	270
USD	70,000	BRL	225,050	CIT	10/17/17	—	915
USD	105,000	BRL	344,621	CIT	10/17/17	—	3,593
USD	651,320	CNY	4,332,582	SCB	10/10/17	—	902
USD	400,000	CNY	2,647,000	SCB	10/23/17	1,864	—
USD	41,000	CZK	907,313	CIT	10/30/17	—	331
USD	173,220	EGP	3,122,900	CIT	01/02/18	532	—
USD	170,000	EGP	3,122,900	HSB	03/12/18	543	—
USD	129,978	EUR	108,439	CIT	10/30/17	1,629	—
USD	140,769	EUR	120,000	JPM	10/10/17	—	1,113
USD	77,000	HUF	19,824,813	BNP	10/03/17	1,829	—
USD	48,481	HUF	12,779,631	CIT	10/03/17	24	—
USD	91,000	IDR	1,219,855,000	SCB	11/08/17	717	—
USD	64,734	ILS	228,451	BNP	10/03/17	105	—
USD	35,000	MXN	650,686	CIT	11/27/17	—	415
USD	81,000	MXN	1,467,299	CIT	11/27/17	1,139	—
USD	30,000	PEN	97,542	CIT	10/20/17	136	—
USD	67,000	PLN	240,615	CIT	10/18/17	1,063	—
USD	54,000	RON	208,467	CIT	11/01/17	359	—
USD	254,792	RON	1,066,433	CIT	11/09/17	—	19,587
USD	100,000	RON	387,300	JPM	10/10/17	329	—
USD	113,000	RUB	6,568,690	SCB	10/11/17	—	852
USD	162,000	TRY	573,205	CIT	11/30/17	3,851	—
USD	95,000	TRY	339,768	SCB	11/30/17	1,257	—
UYU	1,969,960	USD	68,000	CIT	10/17/17	—	387
ZAR	1,208,967	USD	93,000	CIT	10/13/17	—	3,849
ZAR	1,158,567	USD	85,000	CIT	10/31/17	186	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$146,502	$110,031

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 96.0%
Aerospace & Defense | 1.1%
Bombardier, Inc., 7.750%, 03/15/20 (c)	$975	$1,038,375
KLX, Inc., 5.875%, 12/01/22 (c)	1,400	1,466,780
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,377,040
		3,882,195
Auto Components | 2.3%
Dana, Inc., 5.500%, 12/15/24	1,800	1,890,000
Delphi Jersey Holdings PLC, 5.000%, 10/01/25 (c)	1,500	1,526,250
Tenneco, Inc., 5.000%, 07/15/26	2,400	2,460,000
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,800	1,883,250
5.000%, 05/31/26	250	260,625
		8,020,125
Automobiles | 0.7%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,300	2,449,500
Building Products | 1.0%
Griffon Corp., 5.250%, 03/01/22	1,800	1,818,000
USG Corp., 4.875%, 06/01/27 (c)	1,750	1,826,563
		3,644,563
Capital Markets | 1.0%
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,547,925
MPT Operating Partnership LP, 6.375%, 03/01/24	1,810	1,952,538
		3,500,463
Chemicals | 3.7%
CF Industries, Inc., 3.450%, 06/01/23	1,975	1,950,312
Huntsman International LLC, 4.875%, 11/15/20	1,600	1,694,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	928,445
NOVA Chemicals Corp., 5.250%, 08/01/23 (c)	1,800	1,854,000
Platform Specialty Products Corp., 6.500%, 02/01/22 (c)	1,700	1,761,625
Valvoline, Inc., 4.375%, 08/15/25 (c)	1,500	1,526,400
Description	Principal Amount (000)	Fair Value
Westlake Chemical Corp., 4.625%, 02/15/21	$1,400	$1,442,000
WR Grace & Co-Conn, 5.125%, 10/01/21 (c)	1,700	1,844,500
		13,001,282
Commercial Services & Supplies | 4.0%
ACCO Brands Corp., 5.250%, 12/15/24 (c)	1,800	1,867,500
Aramark Services, Inc., 5.000%, 04/01/25 (c)	2,500	2,675,000
Ashtead Capital, Inc., 4.375%, 08/15/27 (c)	1,900	1,957,000
Avis Budget Car Rental LLC, 5.125%, 06/01/22 (c)	1,600	1,622,000
KAR Auction Services, Inc., 5.125%, 06/01/25 (c)	1,800	1,872,000
The ADT Corp.:
6.250%, 10/15/21	1,400	1,552,250
4.125%, 06/15/23	500	510,625
West Corp., 5.375%, 07/15/22 (c)	1,750	1,767,500
		13,823,875
Communications Equipment | 1.0%
CommScope, Inc., 5.000%, 06/15/21 (c)	1,500	1,537,500
Plantronics, Inc., 5.500%, 05/31/23 (c)	1,750	1,815,625
		3,353,125
Construction Materials | 0.5%
Standard Industries, Inc., 5.375%, 11/15/24 (c)	1,750	1,859,900
Containers & Packaging | 4.3%
Ball Corp., 4.000%, 11/15/23	2,400	2,454,000
Cascades, Inc., 5.500%, 07/15/22 (c)	1,500	1,556,250
Crown Americas LLC:
4.500%, 01/15/23	1,800	1,894,500
4.250%, 09/30/26	500	505,000
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (c)	2,392	2,532,530
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,526,325
Sealed Air Corp., 4.875%, 12/01/22 (c)	1,700	1,808,375
Silgan Holdings, Inc., 5.000%, 04/01/20	826	837,357
Smurfit Kappa Acquisitions ULC, 4.875%, 09/15/18 (c)	1,050	1,071,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	$750	$913,950
		15,099,287
Diversified Consumer Services | 0.5%
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (c)	1,800	1,849,500
Diversified Financial Services | 1.8%
Altice US Finance I Corp., 5.500%, 05/15/26 (c)	1,000	1,055,000
Herc Rentals, Inc., 7.750%, 06/01/24 (c)	1,529	1,658,965
INEOS Group Holdings SA, 5.625%, 08/01/24 (c)	1,700	1,765,875
Level 3 Financing, Inc., 5.125%, 05/01/23	1,800	1,830,375
		6,310,215
Diversified Telecommunication Services | 3.6%
CenturyLink, Inc., Series V, 5.625%, 04/01/20	1,800	1,878,210
CyrusOne LP, 5.000%, 03/15/24 (c)	2,300	2,420,750
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,515,000
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,391	2,486,640
SBA Communications Corp., 4.875%, 09/01/24	2,300	2,366,125
Zayo Group LLC, 5.750%, 01/15/27 (c)	1,750	1,855,000
		12,521,725
Energy Equipment & Services | 0.8%
Transocean, Inc., 9.000%, 07/15/23 (c)	1,250	1,346,875
Weatherford International, Ltd., 8.250%, 06/15/23	1,250	1,287,500
		2,634,375
Equity Real Estate Investment Trusts (REITs) | 3.3%
Crown Castle International Corp., 4.875%, 04/15/22	1,500	1,632,405
Equinix, Inc., 5.375%, 05/15/27	500	543,750
ESH Hospitality, Inc., 5.250%, 05/01/25 (c)	2,300	2,377,625
Iron Mountain, Inc., 6.000%, 08/15/23	1,700	1,799,875
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,827,000
Description	Principal Amount (000)	Fair Value
RHP Hotel Properties LP, 5.000%, 04/15/23	$1,775	$1,837,125
Uniti Group LP, 6.000%, 04/15/23 (c)	1,700	1,627,750
		11,645,530
Food & Staples Retailing | 1.5%
Albertsons Cos. LLC, 6.625%, 06/15/24	1,750	1,629,688
Ingles Markets, Inc., 5.750%, 06/15/23	1,750	1,710,625
Performance Food Group, Inc., 5.500%, 06/01/24 (c)	1,805	1,863,662
		5,203,975
Food Products | 2.3%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,528,125
Darling Ingredients, Inc., 5.375%, 01/15/22	850	881,875
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (c)	2,300	2,397,750
Post Holdings, Inc., 5.000%, 08/15/26 (c)	1,800	1,796,625
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,550,625
		8,155,000
Gas Utilities | 1.3%
AmeriGas Partners LP, 5.625%, 05/20/24	1,800	1,896,750
Ferrellgas LP, 6.500%, 05/01/21	500	485,000
Ferrellgas Partners LP, 8.625%, 06/15/20	520	494,000
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,809,000
		4,684,750
Health Care Equipment & Supplies | 1.1%
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (c)	1,800	1,899,000
Hologic, Inc., 5.250%, 07/15/22 (c)	1,800	1,890,000
		3,789,000
Health Care Providers & Services | 4.7%
Centene Corp.:
6.125%, 02/15/24	1,750	1,892,187
4.750%, 01/15/25	500	518,750
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,363,250
DaVita, Inc., 5.125%, 07/15/24	1,800	1,792,125

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (c)	$1,097	$1,163,735
HCA, Inc., 6.500%, 02/15/20	1,600	1,742,000
HealthSouth Corp., 5.125%, 03/15/23	1,801	1,861,243
LifePoint Health, Inc.:
5.500%, 12/01/21	1,400	1,446,375
5.875%, 12/01/23	900	950,895
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,752,020
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	721,000
4.375%, 10/01/21	1,250	1,267,188
		16,470,768
Hotels, Restaurants & Leisure | 8.4%
1011778 BC ULC, 4.625%, 01/15/22 (c)	1,800	1,847,250
Boyd Gaming Corp., 6.875%, 05/15/23	1,700	1,817,946
Brinker International, Inc., 5.000%, 10/01/24 (c)	2,000	1,982,500
Cedar Fair LP, 5.375%, 04/15/27 (c)	1,800	1,890,000
Cinemark USA, Inc., 4.875%, 06/01/23	1,800	1,818,000
Diamond Resorts International, Inc., 7.750%, 09/01/23 (c)	1,500	1,612,500
GLP Capital LP, 4.875%, 11/01/20	1,500	1,584,375
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,315	2,384,450
International Game Technology PLC:
5.625%, 02/15/20 (c)	250	264,063
6.250%, 02/15/22 (c)	1,450	1,602,975
KFC Holding Co., 5.250%, 06/01/26 (c)	2,900	3,074,000
Landry’s, Inc., 6.750%, 10/15/24 (c)	1,622	1,640,247
MGM Resorts International:
6.625%, 12/15/21	1,000	1,125,000
4.625%, 09/01/26	800	810,000
Six Flags Entertainment Corp., 4.875%, 07/31/24 (c)	2,150	2,187,625
Station Casinos LLC, 5.000%, 10/01/25 (c)	1,250	1,253,000
Wynn Las Vegas LLC, 5.500%, 03/01/25 (c)	2,300	2,394,875
		29,288,806
Description	Principal Amount (000)	Fair Value
Household Durables | 0.5%
Tempur Sealy International, Inc., 5.625%, 10/15/23	$1,750	$1,839,688
Household Products | 1.1%
Energizer Holdings, Inc., 5.500%, 06/15/25 (c)	1,750	1,841,875
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,917,000
		3,758,875
Independent Power & Renewable Electricity Producers | 1.2%
AES Corp., 7.375%, 07/01/21	1,095	1,251,147
Calpine Corp., 6.000%, 01/15/22 (c)	1,500	1,552,500
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (c)	1,250	1,273,437
		4,077,084
Internet & Direct Marketing Retail | 0.5%
Netflix, Inc., 5.375%, 02/01/21	1,450	1,555,125
Internet Software & Services | 1.1%
j2 Cloud Services LLC, 6.000%, 07/15/25 (c)	1,800	1,883,250
VeriSign, Inc., 4.625%, 05/01/23	1,800	1,858,500
		3,741,750
IT Services | 0.6%
First Data Corp.:
5.375%, 08/15/23 (c)	1,600	1,673,600
5.000%, 01/15/24 (c)	500	519,150
		2,192,750
Machinery | 1.6%
Amsted Industries, Inc., 5.000%, 03/15/22 (c)	1,700	1,755,250
SPX FLOW, Inc., 5.625%, 08/15/24 (c)	1,750	1,833,125
Terex Corp., 5.625%, 02/01/25 (c)	1,790	1,886,212
		5,474,587
Media | 13.2%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,542,660
Cable One, Inc., 5.750%, 06/15/22 (c)	1,750	1,828,750
Cablevision Systems Corp., 7.750%, 04/15/18	1,500	1,539,375

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
CBS Radio, Inc., 7.250%, 11/01/24 (c)	$1,500	$1,601,250
CCO Holdings LLC:
5.250%, 03/15/21	1,950	2,008,500
5.125%, 05/01/27 (c)	500	506,875
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (c)	1,260	1,286,775
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,750	1,802,500
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,677,520
Lamar Media Corp., 5.875%, 02/01/22	1,685	1,735,550
LIN Television Corp., 5.875%, 11/15/22	1,750	1,824,375
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (c)	1,800	1,863,000
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,530,000
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,550,625
Regal Entertainment Group, 5.750%, 03/15/22	1,850	1,910,125
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,947,500
Sirius XM Radio, Inc.:
5.375%, 04/15/25 (c)	400	422,000
5.000%, 08/01/27 (c)	2,000	2,040,000
TEGNA, Inc., 6.375%, 10/15/23	1,900	2,021,125
The EW Scripps Co., 5.125%, 05/15/25 (c)	1,800	1,836,000
Time, Inc., 5.750%, 04/15/22 (c)	1,425	1,458,844
Tribune Media Co., 5.875%, 07/15/22	1,800	1,872,000
Unitymedia Hessen GmbH & Co. KG, 5.500%, 01/15/23 (c)	1,620	1,672,650
Univision Communications, Inc., 5.125%, 02/15/25 (c)	1,800	1,815,750
Videotron, Ltd.:
5.000%, 07/15/22	1,808	1,952,640
5.125%, 04/15/27 (c)	500	520,000
Virgin Media Secured Finance PLC, 5.250%, 01/15/26 (c)	2,400	2,499,000
WMG Acquisition Corp., 4.875%, 11/01/24 (c)	1,850	1,900,875
		46,166,264
Description	Principal Amount (000)	Fair Value
Metals & Mining | 3.8%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (c)	$2,300	$2,547,250
Anglo American Capital PLC, 4.875%, 05/14/25 (c)	1,900	2,013,647
ArcelorMittal, 6.000%, 03/01/21	1,400	1,536,500
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,700	2,702,700
Glencore Funding LLC, 4.625%, 04/29/24 (c)	2,000	2,118,500
Steel Dynamics, Inc.:
4.125%, 09/15/25 (c)	500	504,060
5.000%, 12/15/26	1,800	1,921,500
		13,344,157
Multiline Retail | 1.2%
Dollar Tree, Inc., 5.750%, 03/01/23	2,250	2,372,850
J.C. Penney Corp., Inc., 5.875%, 07/01/23 (c)	1,800	1,818,000
		4,190,850
Oil, Gas & Consumable Fuels | 11.0%
Andeavor Logistics LP, 6.125%, 10/15/21	1,383	1,426,219
Antero Resources Corp., 5.125%, 12/01/22	1,850	1,891,625
Cenovus Energy, Inc., 3.800%, 09/15/23	2,500	2,511,683
Cheniere Energy Partners LP, 5.250%, 10/01/25 (c)	1,250	1,278,125
Continental Resources, Inc., 4.500%, 04/15/23	2,500	2,506,250
Diamondback Energy, Inc., 4.750%, 11/01/24	1,800	1,836,000
Energy Transfer Equity LP:
7.500%, 10/15/20	1,250	1,407,813
5.875%, 01/15/24	750	805,313
Energy Transfer LP, 5.750%, 09/01/20	1,300	1,398,585
Gulfport Energy Corp., 6.000%, 10/15/24	1,700	1,712,750
Holly Energy Partners LP, 6.000%, 08/01/24 (c)	1,840	1,929,700
Kinder Morgan, Inc., 5.000%, 02/15/21 (c)	1,275	1,367,630
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,599,360
Newfield Exploration Co., 5.625%, 07/01/24	1,900	2,037,750
ONEOK Partners LP, 5.000%, 09/15/23	2,000	2,159,041

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
PBF Holding Co. LLC, 7.000%, 11/15/23	$900	$927,000
Range Resources Corp., 5.000%, 08/15/22 (c)	1,700	1,697,875
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (c)	1,450	1,497,125
Southwestern Energy Co., 6.700%, 01/23/25	1,800	1,827,000
Sunoco LP, 6.375%, 04/01/23	1,700	1,806,250
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (c)	1,250	1,270,313
Targa Resources Partners LP, 5.250%, 05/01/23	1,800	1,836,000
Whiting Petroleum Corp., 5.750%, 03/15/21	900	884,250
WPX Energy, Inc., 6.000%, 01/15/22	900	930,375
		38,544,032
Personal Products | 0.8%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (c)	1,500	1,515,450
Revlon Consumer Products Corp., 6.250%, 08/01/24	1,750	1,351,875
		2,867,325
Pharmaceuticals | 0.9%
Endo Finance LLC, 5.750%, 01/15/22 (c)	1,600	1,404,000
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (c)	1,700	1,661,750
		3,065,750
Professional Services | 1.1%
IHS Markit, Ltd., 5.000%, 11/01/22 (c)	1,750	1,885,625
Nielsen Finance LLC, 5.000%, 04/15/22 (c)	1,800	1,865,250
		3,750,875
Road & Rail | 0.5%
The Hertz Corp., 5.500%, 10/15/24 (c)	1,800	1,620,000
Semiconductors & Semiconductor Equipment | 0.2%
Amkor Technology, Inc., 6.625%, 06/01/21	700	714,525
Software | 0.6%
Nuance Communications, Inc., 5.375%, 08/15/20 (c)	588	597,996
Description	Principal Amount (000)	Fair Value
Rackspace Hosting, Inc., 8.625%, 11/15/24 (c)	$1,500	$1,599,375
		2,197,371
Specialty Retail | 1.1%
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,912	1,981,310
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,861,020
		3,842,330
Technology Hardware, Storage & Peripherals | 2.1%
Dell International LLC, 7.125%, 06/15/24 (c)	1,775	1,960,896
NCR Corp., 4.625%, 02/15/21	1,568	1,595,440
Seagate HDD Cayman, 4.750%, 01/01/25	1,900	1,848,997
Western Digital Corp., 7.375%, 04/01/23 (c)	1,700	1,862,350
		7,267,683
Textiles, Apparel & Luxury Goods | 0.5%
Hanesbrands, Inc., 4.625%, 05/15/24 (c)	1,750	1,822,188
Trading Companies & Distributors | 1.8%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,597,500
United Rentals North America, Inc.:
4.625%, 07/15/23	1,100	1,148,125
5.750%, 11/15/24	1,650	1,751,062
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,652,000
		6,148,687
Wireless Telecommunication Services | 1.7%
Inmarsat Finance PLC, 4.875%, 05/15/22 (c)	1,750	1,785,000
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,572,719
T-Mobile USA, Inc., 6.500%, 01/15/26	2,300	2,538,625
		5,896,344
Total Corporate Bonds (Cost $325,857,301)		335,266,199

Description	Shares	Fair Value
Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $10,091,896)	10,091,896	10,091,896

Description	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Total Investments | 98.9% (Cost $335,949,197)	$345,358,095
Cash and Other Assets in Excess of Liabilities | 1.1%	4,001,431
Net Assets | 100.0%	$349,359,526

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 9.0%
Automobiles | 9.0%
Ally Auto Receivables Trust, 1.470%, 04/15/20	$1,497	$1,496,163
GM Financial Automobile Leasing Trust, 1.610%, 12/20/19	2,225	2,222,088
GMF Floorplan Owner Revolving Trust, 1.650%, 05/15/20 (c)	2,250	2,250,460
Mercedes-Benz Auto Lease Trust, 1.350%, 08/15/19	2,630	2,622,754
World Omni Automobile Lease Securitization Trust, 1.450%, 08/15/19	2,475	2,468,047
		11,059,512
Total Asset-Backed Securities (Cost $11,073,760)		11,059,512
Corporate Bonds | 31.6%
Banks | 14.0%
Bank of America Corp.:
5.650%, 05/01/18	900	920,541
2.250%, 04/21/20	3,091	3,097,365
Citigroup, Inc.:
2.050%, 06/07/19	3,093	3,095,065
2.400%, 02/18/20	1,925	1,937,940
JPMorgan Chase & Co.:
6.300%, 04/23/19	3,325	3,547,696
4.400%, 07/22/20	1,050	1,114,963
Wells Fargo & Co., 2.600%, 07/22/20	3,425	3,472,436
		17,186,006
Biotechnology | 3.7%
AbbVie, Inc., 1.800%, 05/14/18	2,375	2,378,277
Amgen, Inc., 5.700%, 02/01/19	2,103	2,208,829
		4,587,106
Capital Markets | 7.3%
Morgan Stanley:
6.625%, 04/01/18	666	682,271
2.125%, 04/25/18	3,991	4,002,300
The Goldman Sachs Group, Inc., 7.500%, 02/15/19	3,950	4,241,987
		8,926,558
Consumer Finance | 2.4%
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,825	2,880,709
Description	Principal Amount (000)	Fair Value
Electronic Equipment, Instruments & Components | 0.5%
Amphenol Corp., 2.550%, 01/30/19	$575	$578,687
Food & Staples Retailing | 3.7%
CVS Health Corp., 1.900%, 07/20/18	2,175	2,180,157
The Kroger Co., 2.300%, 01/15/19	2,395	2,404,128
		4,584,285
Total Corporate Bonds (Cost $38,757,809)		38,743,351
Municipal Bonds | 0.7%
Kentucky | 0.7%
Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18 (Cost $885,533)	881	887,344
US Government Securities | 15.6%
Mortgage-Backed Securities | 15.6%
Federal Home Loan Mortgage Corp.:
Pool# 1B4676, 3.660%, 05/01/40 (d)	536	564,022
Pool# 1B8709, 3.274%, 08/01/34 (d)	1,230	1,284,424
Pool# 1H2577, 3.068%, 09/01/35 (d)	712	749,821
Pool# 848138, 3.076%, 07/01/38 (d)	741	782,155
Pool# 848514, 3.193%, 03/01/32 (d)	1,549	1,632,670
Pool# 848517, 3.039%, 12/01/34 (d)	1,002	1,057,454
Pool# 849414, 3.140%, 07/01/35 (d)	1,272	1,341,124
Pool# G13867, 5.000%, 06/01/25	310	331,862
Federal National Mortgage Association:
Pool# 725296, 3.227%, 03/01/34 (d)	616	647,960
Pool# 725429, 5.000%, 05/01/19	119	122,422
Pool# 889735, 5.500%, 07/01/23	224	237,205
Pool# 889828, 5.000%, 10/01/19	86	88,113
Pool# 963058, 3.646%, 05/01/38 (d)	502	530,416
Pool# 995609, 3.446%, 04/01/35 (d)	685	725,836
Pool# AD0701, 3.319%, 02/01/37 (d)	787	826,481
Pool# AE0149, 2.959%, 12/01/36 (d)	682	719,425
Pool# AE0315, 4.500%, 02/01/21	32	32,805
Pool# AE0887, 3.422%, 09/01/40 (d)	290	303,519
Pool# AL0345, 3.511%, 11/01/35 (d)	558	589,389
Pool# AL3232, 3.308%, 02/01/40 (d)	348	365,493
Pool# AL3260, 3.468%, 07/01/38 (d)	360	379,201
Pool# AL3739, 3.087%, 07/01/38 (d)	220	231,057
Pool# AL3746, 3.054%, 01/01/37 (d)	796	840,312
Pool# AL3941, 6.000%, 03/01/24	267	281,878
Pool# AL4118, 3.191%, 05/01/35 (d)	489	514,215
Pool# AL4545, 2.994%, 05/01/39 (d)	577	608,369
Pool# AL4660, 3.378%, 11/01/41 (d)	655	685,309
Pool# AL5574, 3.032%, 12/01/40 (d)	1,131	1,193,190
Pool# AL5642, 3.103%, 05/01/39 (d)	1,366	1,441,820
Total US Government Securities (Cost $19,155,853)		19,107,947

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
US Treasury Securities | 39.1%
US Treasury Notes:
1.625%, 12/31/19	$19,875	$19,916,924
1.625%, 07/31/20	28,025	28,033,758
Total US Treasury Securities (Cost $48,077,453)		47,950,682

Description	Shares	Fair Value
Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $1,951,140)	1,951,140	1,951,140
Total Investments | 97.6% (Cost $119,901,548)		$119,699,976
Cash and Other Assets in Excess of Liabilities | 2.4%		3,001,809
Net Assets | 100.0%		$122,701,785

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 34.4%
Australia | 1.6%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	50	$40,508
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	45	36,239
			76,747
Belgium | 1.4%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	70	71,120
Canada | 2.7%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	70	59,707
The Toronto-Dominion Bank, 2.250%, 11/05/19	USD	70	70,528
			130,235
France | 0.9%
Orange SA, 5.375%, 07/08/19	USD	40	42,322
Germany | 2.5%
BMW Finance NV, 3.375%, 12/14/18	GBP	50	68,896
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	50	52,324
			121,220
Netherlands | 1.6%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	100	76,406
United Kingdom | 1.4%
SSE PLC, 5.000%, 10/01/18	GBP	50	69,647
United States | 22.3%
Alphabet, Inc., 3.625%, 05/19/21	USD	30	31,726
Amazon.com, Inc., 3.800%, 12/05/24	USD	60	64,104
Apple, Inc., 3.850%, 05/04/43	USD	95	95,647
Citigroup, Inc., 3.240% (BBSW 3 Month + 1.550%), 05/04/21 (d)	AUD	95	75,798
Constellation Brands, Inc., 4.250%, 05/01/23	USD	35	37,504
HCA, Inc., 6.500%, 02/15/20	USD	30	32,662
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	45	35,843
Description	Security Currency	Principal Amount (000)	Fair Value
John Deere Capital Corp., 2.300%, 09/16/19	USD	50	$50,544
Johnson & Johnson, 3.625%, 03/03/37	USD	30	31,296
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	55	59,577
Microsoft Corp., 4.450%, 11/03/45	USD	90	101,298
Morgan Stanley, 3.625%, 01/20/27	USD	50	50,696
Nestle Holdings, Inc., 2.750%, 04/15/20	NOK	340	44,609
NIKE, Inc., 2.375%, 11/01/26	USD	50	47,417
Sealed Air Corp., 4.875%, 12/01/22	USD	10	10,638
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	110	82,957
3.625%, 01/22/23	USD	20	20,715
The Home Depot, Inc., 2.625%, 06/01/22	USD	55	55,858
Union Pacific Corp., 4.163%, 07/15/22	USD	50	53,912
United Rentals North America, Inc., 4.625%, 07/15/23	USD	60	62,625
Wells Fargo & Co., 3.010% (BBSW 3 Month + 1.320%), 07/27/21 (d)	AUD	45	35,726
			1,081,152
Total Corporate Bonds (Cost $1,671,390)			1,668,849
Foreign Government Obligations | 46.2%
Australia | 3.4%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	70	60,893
3.000%, 03/22/24	AUD	60	47,469
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	60	55,205
			163,567
Bahamas | 2.0%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	90	97,650
Bermuda | 2.3%
Government of Bermuda, 5.603%, 07/20/20	USD	100	108,750
Canada | 5.9%
City of Vancouver, 2.900%, 11/20/25	CAD	50	40,131

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Province of Ontario:
2.450%, 06/29/22	USD	75	$75,624
1.950%, 01/27/23	CAD	70	55,077
Province of Quebec:
3.500%, 07/29/20	USD	85	88,616
1.650%, 03/03/22	CAD	40	31,454
			290,902
Chile | 1.3%
Republic of Chile, 5.500%, 08/05/20	CLP	37,500	62,052
Czech Republic | 1.5%
Czech Republic, 2.500%, 08/25/28	CZK	1,450	73,818
France | 1.0%
Government of France, 1.750%, 06/25/39	EUR	40	49,008
Hungary | 2.6%
Hungary Government Bonds, 5.500%, 06/24/25	HUF	27,470	127,945
Ireland | 0.6%
Irish Treasury, 3.400%, 03/18/24	EUR	20	28,384
Mexico | 4.4%
Mexican Bonos:
6.500%, 06/09/22	MXN	1,850	100,618
7.750%, 05/29/31	MXN	860	49,992
United Mexican States, 6.750%, 02/06/24	GBP	38	62,886
			213,496
New Zealand | 1.8%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	50	39,992
4.500%, 04/15/27	NZD	65	49,113
			89,105
Norway | 2.8%
Oslo Kommune, 3.550%, 02/12/21	NOK	1,000	134,163
Philippines | 1.5%
Philippine Government Bonds, 4.250%, 04/11/20	PHP	3,650	72,779
Poland | 4.7%
Poland Government Bonds:
1.810% (WIBOR 6 Month), 01/25/21 (d)	PLN	375	102,389
2.500%, 07/25/26	PLN	200	51,497
Republic of Poland, 3.000%, 03/17/23	USD	70	71,662
			225,548
Description	Security Currency	Principal Amount (000)	Fair Value
Romania | 2.7%
Romanian Government Bonds:
3.625%, 04/24/24	EUR	39	$52,893
4.750%, 02/24/25	RON	285	77,870
			130,763
Singapore | 3.7%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	230	180,836
Spain | 3.0%
Spain Government Bonds:
1.600%, 04/30/25	EUR	50	61,475
1.950%, 07/30/30	EUR	70	82,681
			144,156
United Kingdom | 1.0%
United Kingdom Gilt, 1.500%, 07/22/47	GBP	40	48,565
Total Foreign Government Obligations (Cost $2,216,716)			2,241,487
Quasi Government Bonds | 0.3%
Canada | 0.3%
Export Development Canada, 1.800%, 09/01/22 (Cost $11,962)	CAD	15	11,857
Supranationals | 6.8%
Asian Development Bank, 2.125%, 03/19/25	USD	75	73,630
European Bank for Reconstruction & Development, 10.000%, 11/16/18	IDR	300,000	23,148
European Investment Bank:
7.200%, 07/09/19	IDR	170,000	12,858
1.125%, 09/16/21 (c)	CAD	75	57,948
International Bank for Reconstruction & Development:
5.750%, 10/28/19	INR	1,500	22,925
3.500%, 01/22/21	NZD	25	18,466
International Finance Corp.:
6.450%, 10/30/18	INR	4,160	64,349
3.625%, 05/20/20	NZD	75	55,549
Total Supranationals (Cost $329,305)			328,873
US Municipal Bonds | 5.6%
Alaska | 1.8%
Alaska State Qualified School Construction Bonds, 5.342%, 08/01/27	USD	75	88,300
California | 1.1%
California State Build America Bonds, 7.500%, 04/01/34	USD	35	50,852
Texas | 2.7%
University of Texas Build America Bonds Series B, 6.276%, 08/15/41	USD	70	75,406

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Texas State Build America Bonds Series A, 4.123%, 04/01/25	USD	50	$54,797
			130,203
Total US Municipal Bonds (Cost $273,348)			269,355
US Treasury Securities | 5.9%
US Treasury Notes:
1.625%, 05/15/26	USD	170	161,174
3.125%, 11/15/41	USD	50	52,867
2.500%, 05/15/46	USD	80	74,291
Total US Treasury Securities (Cost $285,383)			288,332

Description	Shares	Fair Value
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $60,026)	60,026	$60,026
Total Investments | 100.4% (Cost $4,848,130) (f)		$4,868,779
Liabilities in Excess of Cash and Other Assets | (0.4)%		(17,015)
Net Assets | 100.0%		$4,851,764

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	4,983	USD	3,900	CIT	11/22/17	$6	$—
CAD	50,060	USD	40,000	HSB	11/22/17	133	—
CHF	44,156	USD	45,952	HSB	11/22/17	—	206
CZK	133,183	USD	5,833	CIT	10/10/17	227	—
EUR	20,439	USD	24,700	CIT	11/22/17	—	479
EUR	32,274	USD	38,800	HSB	11/22/17	—	554
EUR	209,554	USD	247,489	HSB	11/22/17	839	—
EUR	572,822	USD	676,520	HSB	11/22/17	2,293	—
GBP	56,467	USD	73,024	CIT	11/22/17	2,756	—
JPY	47,228,754	USD	433,283	CIT	11/22/17	—	12,631
JPY	10,549,085	USD	98,100	HSB	11/22/17	—	4,143
JPY	59,977,242	USD	550,212	HSB	11/22/17	—	16,013
KRW	75,433,200	USD	65,628	HSB	10/13/17	238	—
MXN	885,527	USD	48,700	HSB	11/22/17	—	465
NZD	18,014	USD	13,164	HSB	11/22/17	—	165
SEK	235,453	USD	29,211	CIT	11/22/17	—	224
SEK	533,614	USD	66,202	HSB	11/22/17	—	507
USD	145,363	AUD	184,006	CIT	11/22/17	1,114	—
USD	146,969	AUD	186,043	HSB	11/22/17	1,123	—
USD	11,926	CAD	14,979	CIT	11/22/17	—	83
USD	123,674	CAD	155,215	CIT	11/22/17	—	762
USD	71,446	CAD	89,658	HSB	11/22/17	—	433
USD	13,782	CHF	13,244	HSB	11/22/17	62	—
USD	59,637	CLP	38,743,280	CIT	11/10/17	—	847
USD	18,804	CZK	428,852	HSB	10/10/17	—	712
USD	56,566	CZK	1,291,220	JPM	10/10/17	—	2,192
USD	48,000	EUR	40,827	CIT	11/22/17	—	381
USD	21,409	EUR	18,128	HSB	11/22/17	—	73
USD	67,397	GBP	52,116	CIT	11/22/17	—	2,543
USD	125,035	HUF	32,147,693	JPM	11/22/17	2,880	—
USD	14,300	IDR	189,560,800	HSB	11/15/17	278	—
USD	41,360	INR	2,711,376	CIT	10/10/17	—	117
USD	47,300	INR	3,052,742	CIT	10/10/17	602	—
USD	29,000	JPY	3,270,736	CIT	11/22/17	—	131
USD	64,000	JPY	7,168,064	CIT	11/22/17	156	—
USD	151,100	JPY	16,357,904	HSB	11/22/17	5,405	—
USD	118,813	MXN	2,129,547	HSB	11/22/17	2,816	—
USD	22,764	MXN	408,092	JPM	11/22/17	535	—
USD	176,553	NOK	1,394,054	HSB	11/22/17	1,334	—
USD	341,370	NZD	467,163	HSB	11/22/17	4,274	—
USD	70,684	PHP	3,657,195	HSB	10/17/17	—	1,253
USD	144,265	PLN	524,278	HSB	11/22/17	592	—
USD	75,626	RON	294,700	HSB	10/27/17	—	206
USD	174,335	SGD	236,897	JPM	11/22/17	—	406
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$27,663	$45,526

Description	Shares	Fair Value
Lazard US Realty Income Portfolio
Preferred Stocks | 34.4%
Equity Real Estate Investment Trusts (REITs) | 34.4%
Alexandria Real Estate Equities, Inc., Series D, 7.000%	35,339	$1,263,369
American Homes 4 Rent, Series G, 5.875%	5,851	150,371
Ashford Hospitality Prime, Inc., Series b, 5.500%	43,591	881,410
Ashford Hospitality Trust, Inc., Series G, 7.375%	24,490	621,556
CBL & Associates Properties, Inc.:
Series E, 6.625%	7,511	184,545
Series D, 7.375%	46,403	1,134,089
Colony NorthStar, Inc., Series J, 7.125%	21,300	533,565
Crown Castle International Corp., Series A, 6.875%	334	356,712
Hersha Hospitality Trust, Series E, 6.500%	35,087	890,157
iStar, Inc., Series I, 7.500%	40,000	1,004,000
Kimco Realty Corp., Series J, 5.500%	12,015	304,700
National Retail Properties, Inc., Series F, 5.200%	15,300	383,724
Pebblebrook Hotel Trust, Series C, 6.500%	5,745	148,049
PS Business Parks, Inc.:
Series X, 5.250%	12,200	308,172
Series U, 5.750%	12,103	304,391
Public Storage, Series E, 4.900%	25,900	644,910
Rexford Industrial Realty, Inc., Series A, 5.875%	5,800	148,190
Taubman Centers, Inc., Series K, 6.250%	5,869	147,136
Washington Prime Group, Inc., Series I, 6.875%	28,100	704,748
Total Preferred Stocks (Cost $9,940,141)		10,113,794
Real Estate Investment Trusts | 61.0%
Equity Real Estate Investment Trusts (REITs) | 52.2%
Colony NorthStar, Inc., Class A	72,703	913,150
Education Realty Trust, Inc.	3,924	140,989
Extra Space Storage, Inc.	12,373	988,850
GGP, Inc.	86,567	1,797,997
HCP, Inc.	10,451	290,851
Healthcare Realty Trust, Inc.	9,700	313,698
National Health Investors, Inc.	2,391	184,800
Description	Shares	Fair Value
National Storage Affiliates Trust	61,608	$1,493,378
Park Hotels & Resorts, Inc.	49,100	1,353,196
PS Business Parks, Inc.	1,100	146,850
Public Storage	2,753	589,115
Realty Income Corp.	28,100	1,607,039
Retail Opportunity Investments Corp.	39,551	751,865
Simon Property Group, Inc.	1,400	225,414
STAG Industrial, Inc.	12,600	346,122
Sun Communities, Inc.	13,610	1,166,105
Uniti Group, Inc.	75,879	1,112,386
Ventas, Inc.	4,390	285,921
VEREIT, Inc.	197,722	1,639,115
		15,346,841
Mortgage Real Estate Investment Trusts (REITs) | 8.8%
Blackstone Mortgage Trust, Inc., Class A	34,673	1,075,556
Starwood Property Trust, Inc.	69,958	1,519,488
		2,595,044

Total Real Estate Investment Trusts (Cost $19,071,335)		17,941,885
Short-Term Investments | 3.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $1,140,864)	1,140,864	1,140,864
Total Investments | 99.3% (Cost $30,152,340)		$29,196,543
Cash and Other Assets in Excess of Liabilities | 0.7%		215,215
Net Assets | 100.0%		$29,411,758

Description	Shares	Fair Value
Lazard US Realty Equity Portfolio
Real Estate Investment Trusts | 95.2%
Equity Real Estate Investment Trusts (REITs) | 95.2%
Acadia Realty Trust	26,746	$765,471
Alexandria Real Estate Equities, Inc.	23,822	2,834,103
American Homes 4 Rent, Class A	138,013	2,996,262
American Tower Corp.	25,565	3,494,224
Apartment Investment & Management Co., Class A	25,763	1,129,965
AvalonBay Communities, Inc.	16,642	2,969,266
Boston Properties, Inc.	31,891	3,918,766
Digital Realty Trust, Inc.	14,110	1,669,636
Equinix, Inc.	10,318	4,604,923
Equity LifeStyle Properties, Inc.	30,189	2,568,480
Essex Property Trust, Inc.	10,490	2,664,775
Extra Space Storage, Inc.	6,945	555,044
Federal Realty Investment Trust	14,290	1,774,961
GGP, Inc.	154,261	3,204,001
HCP, Inc.	93,675	2,606,975
Healthcare Realty Trust, Inc.	16,300	527,142
Host Hotels & Resorts, Inc.	28,893	534,232
Invitation Homes, Inc.	45,400	1,028,310
National Storage Affiliates Trust	70,658	1,712,750
Park Hotels & Resorts, Inc.	53,600	1,477,216
Physicians Realty Trust	29,592	524,666
Prologis, Inc.	66,258	4,204,733
PS Business Parks, Inc.	17,571	2,345,729
Public Storage	16,427	3,515,214
Retail Opportunity Investments Corp.	137,344	2,610,909
Simon Property Group, Inc.	13,342	2,148,195
SL Green Realty Corp.	8,581	869,427
Starwood Waypoint Homes	35,815	1,302,592
Sun Communities, Inc.	11,261	964,842
Sunstone Hotel Investors, Inc.	96,156	1,545,227
Uniti Group, Inc.	47,100	690,486
VEREIT, Inc.	80,400	666,516
Total Real Estate Investment Trusts (Cost $57,454,127)		64,425,038
Short-Term Investments | 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $3,137,874)	3,137,874	3,137,874
Description	Fair Value
Total Investments | 99.8% (Cost $60,592,001)	$67,562,912
Cash and Other Assets in Excess of Liabilities | 0.2%	102,588
Net Assets | 100.0%	$67,665,500

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio
Common Stocks | 32.7%
Brazil | 1.4%
BR Properties SA	19,640	$69,267
Canada | 0.8%
StorageVault Canada, Inc.	22,728	39,163
China | 3.3%
China Overseas Land & Investment, Ltd.	22,000	71,737
China Resources Land, Ltd.	18,000	55,261
SOHO China, Ltd.	64,000	36,672
		163,670
Germany | 4.9%
ADO Properties SA	1,120	55,373
alstria office REIT-AG	3,478	49,685
Vonovia SE	3,252	138,386
		243,444
Hong Kong | 6.6%
CK Asset Holdings, Ltd.	7,000	58,221
I-CABLE Communications, Ltd. (a)	4,598	150
Shimao Property Holdings, Ltd.	18,500	40,488
Sun Hung Kai Properties, Ltd.	11,000	179,533
The Wharf Holdings, Ltd.	6,000	53,476
		331,868
India | 0.5%
DLF, Ltd.	9,612	24,290
Japan | 7.1%
Hulic Co., Ltd.	12,300	120,606
Mitsubishi Estate Co., Ltd.	3,700	64,384
Mitsui Fudosan Co., Ltd.	7,780	168,857
		353,847
Philippines | 1.9%
Megaworld Corp.	918,000	94,668
Singapore | 2.1%
Frasers Centrepoint, Ltd.	35,900	55,320
Global Logistic Properties, Ltd.	20,600	50,119
		105,439
Sweden | 1.4%
Hufvudstaden AB, Class A	4,250	72,573
United Arab Emirates | 1.1%
Emaar Properties PJSC	22,883	52,912
United States | 1.6%
Acadia Realty Trust	880	25,186
Description	Shares	Fair Value
Federal Realty Investment Trust	450	$55,894
		81,080
Total Common Stocks (Cost $1,581,868)		1,632,221
Real Estate Investment Trusts | 65.7%
Australia | 2.6%
Goodman Group	5,969	38,749
Investa Office Fund	3,350	11,864
Mirvac Group	21,882	39,443
The GPT Group	9,864	38,523
		128,579
Canada | 0.5%
Boardwalk Real Estate Investment Trust	737	22,451
France | 3.0%
Gecina SA	322	52,217
Klepierre	1,238	48,597
Unibail-Rodamco SE	204	49,661
		150,475
Hong Kong | 2.9%
Link Real Estate Investment Trust	18,019	146,199
Japan | 2.4%
Activia Properties, Inc.	3	12,463
Nippon Prologis REIT, Inc.	50	105,377
		117,840
Mexico | 2.2%
Concentradora Fibra Danhos SA de CV	14,070	24,076
Macquarie Mexico Real Estate Management SA de CV	33,300	44,052
Prologis Property Mexico SA de CV	22,000	43,517
		111,645
Spain | 1.7%
Merlin Properties Socimi SA	6,166	85,470
United Kingdom | 5.9%
Derwent London PLC	1,797	67,283
Great Portland Estates PLC	16,686	136,724
Land Securities Group PLC	1,268	16,543
Segro PLC	6,408	46,068
The Unite Group PLC	2,881	26,543
		293,161
United States | 44.5%
Alexandria Real Estate Equities, Inc.	764	90,893
American Homes 4 Rent, Class A	6,389	138,705

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio (concluded)
American Tower Corp.	880	$120,278
Apartment Investment & Management Co., Class A	759	33,290
AvalonBay Communities, Inc.	735	131,139
Boston Properties, Inc.	1,175	144,384
Digital Realty Trust, Inc.	392	46,385
Equinix, Inc.	367	163,792
Equity Lifestyle Properties, Inc.	1,579	134,341
Essex Property Trust, Inc.	374	95,007
GGP, Inc.	4,813	99,966
HCP, Inc.	3,543	98,602
Invitation Homes, Inc.	2,783	63,035
National Storage Affiliates Trust	4,736	114,801
Prologis, Inc.	2,398	152,177
PS Business Parks, Inc.	594	79,299
Public Storage	804	172,048
Retail Opportunity Investments Corp.	4,046	76,915
Simon Property Group, Inc.	464	74,709
SL Green Realty Corp.	206	20,872
Sun Communities, Inc.	519	44,468
Sunstone Hotel Investors, Inc.	4,817	77,409
Uniti Group, Inc.	3,287	48,187
		2,220,702
Total Real Estate Investment Trusts (Cost $3,075,856)		3,276,522
Short-Term Investment | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $116,887)	116,887	116,887
Total Investments | 100.7% (Cost $4,774,611)		$5,025,630
Liabilities in Excess of Cash and Other Assets | (0.7)%		(33,198)
Net Assets | 100.0%		$4,992,432

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 89.5%
Australia | 8.3%
Macquarie Atlas Roads Group	18,168,653	$77,640,800
Spark Infrastructure Group	65,498,901	129,924,632
Transurban Group	25,527,050	238,728,577
		446,294,009
France | 14.4%
Aeroports de Paris	544,669	88,073,229
Eutelsat Communications SA	8,851,921	262,314,958
Vinci SA	4,407,831	418,944,943
		769,333,130
Germany | 4.0%
Fraport AG	2,244,050	213,162,429
Italy | 25.9%
ASTM SpA	955,619	24,807,191
Atlantia SpA	13,190,572	416,439,404
Hera SpA	23,817,851	74,932,427
Italgas SpA	30,296,287	170,226,501
Snam SpA (a)	51,251,915	247,002,253
Societa Iniziative Autostradali e Servizi SpA	2,166,147	34,606,918
Terna SpA	71,824,866	419,525,571
		1,387,540,265
Luxembourg | 4.1%
SES SA	10,084,712	220,508,269
Portugal | 1.0%
REN - Redes Energeticas Nacionais SGPS SA	16,538,778	53,840,481
Spain | 8.7%
Abertis Infraestructuras SA	12,798,510	258,665,270
Enagas SA	1,883,891	53,048,914
Red Electrica Corporacion SA	7,268,600	152,745,862
		464,460,046
United Kingdom | 9.4%
National Grid PLC	8,796,700	108,908,330
Pennon Group PLC	16,794,748	179,308,857
United Utilities Group PLC	18,900,670	216,442,683
		504,659,870
United States | 13.7%
Genesee & Wyoming, Inc., Class A (a)	1,227,900	90,876,879
Norfolk Southern Corp.	1,827,837	241,713,165
PG&E Corp.	2,751,649	187,359,780
Description	Shares	Fair Value
Union Pacific Corp.	1,833,000	$212,573,010
		732,522,834
Total Common Stocks (Cost $4,066,589,945)		4,792,321,333
Rights | 0.0%
Australia | 0.0%
Macquarie Atlas Roads Group Expires 10/04/2017 (Cost $0)	2,744,509	667,366
Short-Term Investments | 8.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $476,020,820)	476,020,820	476,020,820
Total Investments | 98.4% (Cost $4,542,610,765) (f)		$5,269,009,519
Cash and Other Assets in Excess of Liabilities | 1.6%		83,838,537
Net Assets | 100.0%		$5,352,848,056

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	39,810,771	USD	31,124,857	SCB	12/28/17	$71,910	$—
USD	57,211,480	AUD	72,174,476	BNP	12/28/17	653,663	—
USD	115,944,521	AUD	146,288,022	CIT	12/28/17	1,309,381	—
USD	94,831,892	AUD	119,650,370	HSB	12/28/17	1,070,716	—
USD	51,175,285	AUD	64,566,426	RBC	12/28/17	579,336	—
USD	102,482,044	AUD	129,283,887	SCB	12/28/17	1,171,791	—
USD	56,617,383	AUD	71,427,072	SSB	12/28/17	645,251	—
USD	498,310,207	EUR	415,274,079	BNP	12/28/17	5,099,308	—
USD	298,304,747	EUR	248,642,197	CAN	12/28/17	2,998,471	—
USD	469,225,322	EUR	391,239,544	CIT	12/28/17	4,559,654	—
USD	619,528,385	EUR	516,382,525	HSB	12/28/17	6,233,450	—
USD	492,777,699	EUR	410,910,038	MEL	12/28/17	4,749,865	—
USD	476,705,902	EUR	397,502,695	RBC	12/28/17	4,601,642	—
USD	401,884,703	EUR	335,079,836	SSB	12/28/17	3,918,551	—
USD	126,839,659	GBP	93,215,791	CIT	12/28/17	1,594,444	—
USD	176,259,300	GBP	129,526,235	HSB	12/28/17	2,227,187	—
USD	94,830,048	GBP	69,686,216	RBC	12/28/17	1,199,291	—
USD	42,026,753	GBP	31,079,681	SSB	12/28/17	267,934	—
USD	73,046,777	GBP	53,672,979	SSB	12/28/17	931,488	—
Total gross unrealized appreciation on Forward Currency Contracts						$43,883,333	$—

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (i)
Common Stocks | 62.9%
Australia | 2.9%
Aristocrat Leisure, Ltd.	783	$12,951
AusNet Services	8,831	11,752
BlueScope Steel, Ltd.	1,730	14,903
Credit Corp. Group, Ltd.	907	13,736
CSL, Ltd.	755	79,376
Goodman Group REIT	6,438	41,794
Harvey Norman Holdings, Ltd.	4,788	14,621
Macquarie Atlas Roads Group	9,549	40,806
Ramsay Health Care, Ltd.	604	29,619
Telstra Corp., Ltd.	16,795	46,062
Transurban Group	13,380	125,130
Woolworths, Ltd.	1,961	38,858
		469,608
Canada | 5.3%
Agnico Eagle Mines, Ltd.	438	19,802
Alimentation Couche-Tard, Inc., Class B	883	40,267
Atco, Ltd., Class I	1,399	51,352
Barrick Gold Corp.	639	10,283
BCE, Inc.	1,245	58,331
BRP, Inc.	486	15,720
Canadian Imperial Bank of Commerce	416	36,397
Canadian National Railway Co.	626	51,866
Capital Power Corp.	1,078	21,314
CI Financial Corp.	2,825	61,787
Constellation Software, Inc.	17	9,275
Dollarama, Inc.	574	62,808
Fortis, Inc.	293	10,515
Great-West Lifeco, Inc.	445	12,807
Laurentian Bank of Canada	315	15,225
Magna International, Inc.	499	26,631
Metro, Inc.	530	18,227
Northland Power, Inc.	1,485	27,564
Royal Bank of Canada	700	54,160
StorageVault Canada, Inc.	22,834	39,345
Suncor Energy, Inc.	663	23,236
TELUS Corp.	479	17,229
The Bank of Nova Scotia	266	17,097
The Toronto-Dominion Bank	952	53,599
Thomson Reuters Corp.	1,264	57,996
TMX Group, Ltd.	461	26,047
TransAlta Corp.	3,798	22,220
		861,100
Description	Shares	Fair Value
China | 0.6%
China Resources Land, Ltd.	32,000	$98,242
Denmark | 0.1%
Vestas Wind Systems A/S	193	17,321
France | 2.8%
Aeroports de Paris	432	69,855
Air Liquide SA	85	11,328
Eutelsat Communications SA	5,059	149,917
Gecina SA REIT	257	41,676
L’Oreal SA	83	17,636
Peugeot SA	493	11,742
TOTAL SA Sponsored ADR	200	10,704
Vinci SA	1,434	136,295
		449,153
Germany | 1.7%
ADO Properties SA	556	27,488
alstria office REIT-AG	1,897	27,100
Deutsche Lufthansa AG	1,008	28,009
Fraport AG	843	80,076
thyssenkrupp AG	624	18,493
Vonovia SE	1,933	82,257
WCM Beteiligungs & Grundbesitz-AG	1,481	5,864
		269,287
Hong Kong | 2.6%
ASM Pacific Technology, Ltd.	844	12,203
CLP Holdings, Ltd.	5,500	56,417
Hongkong Land Holdings, Ltd.	1,100	7,923
I-CABLE Communications, Ltd. (a)	277	9
Jardine Matheson Holdings, Ltd. (Singapore)	172	10,899
Jardine Matheson Holdings, Ltd. (United States)	100	6,297
Link Real Estate Investment Trust	15,000	121,704
Man Wah Holdings, Ltd.	14,800	13,263
PCCW, Ltd.	46,000	24,925
Sun Hung Kai Properties, Ltd.	8,000	130,569
Xinyi Glass Holdings, Ltd.	32,000	31,637
		415,846
Ireland | 0.2%
CRH PLC	559	21,158
Ryanair Holdings PLC Sponsored ADR (a)	124	13,072
		34,230
Italy | 3.6%
ASTM SpA	446	11,578
Atlantia SpA	4,394	138,723
Hera SpA	12,962	40,779
Italgas SpA	17,157	96,400

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Snam SpA	27,472	$132,398
Societa Iniziative Autostradali e Servizi SpA	2,082	33,263
Terna SpA	22,472	131,258
		584,399
Japan | 3.4%
Asahi Glass Co., Ltd.	600	22,283
Central Japan Railway Co.	100	17,543
Hulic Co., Ltd.	11,200	109,820
KDDI Corp.	600	15,829
Mitsubishi UFJ Financial Group, Inc.	1,800	11,696
Mitsui Fudosan Co., Ltd.	5,000	108,520
MS&AD Insurance Group Holdings, Inc.	500	16,137
Nichirei Corp.	500	12,558
Nippon Prologis REIT, Inc.	26	54,796
Nippon Steel & Sumitomo Metal Corp.	600	13,790
Nishi-Nippon Railroad Co., Ltd.	800	19,254
Nitto Denko Corp.	200	16,697
Obayashi Corp.	1,100	13,196
Okamura Corp.	1,000	11,427
S Foods, Inc.	500	19,418
Shin-Etsu Chemical Co., Ltd.	300	26,848
The Nisshin Oillio Group, Ltd.	400	13,123
Tokio Marine Holdings, Inc.	300	11,751
West Japan Railway Co.	600	41,733
		556,419
Luxembourg | 0.8%
SES SA (France)	1,600	34,985
SES SA (Luxembourg)	4,012	85,400
Tenaris SA ADR	604	17,099
		137,484
Mexico | 0.3%
Macquarie Mexico Real Estate Management SA de CV REIT	20,300	26,855
Prologis Property Mexico SA de CV REIT	13,200	26,110
		52,965
Netherlands | 0.3%
Akzo Nobel NV	177	16,345
NN Group NV	696	29,171
		45,516
New Zealand | 0.2%
Air New Zealand, Ltd.	8,502	20,718
Spark New Zealand, Ltd.	5,874	15,506
		36,224
Description	Shares	Fair Value
Norway | 0.1%
Statoil ASA	1,090	$21,866
Philippines | 0.4%
Megaworld Corp.	660,000	68,062
Singapore | 1.4%
DBS Group Holdings, Ltd.	1,459	22,450
Frasers Centrepoint, Ltd.	27,200	41,914
Global Logistic Properties, Ltd.	16,700	40,630
SATS, Ltd.	4,000	13,619
Singapore Airlines, Ltd.	5,200	38,546
United Overseas Bank, Ltd.	3,700	64,120
		221,279
Spain | 1.7%
Abertis Infraestructuras SA	6,888	139,210
Enagas SA	1,043	29,370
Merlin Properties Socimi SA REIT	3,965	54,961
Red Electrica Corporacion SA	2,500	52,536
		276,077
Sweden | 0.4%
Hennes & Mauritz AB, B Shares	869	22,546
Hufvudstaden AB, Class A	2,380	40,641
		63,187
Switzerland | 0.5%
ALSO Holding AG	83	11,727
Flughafen Zuerich AG	114	25,796
Partners Group Holding AG	54	36,688
Swiss Life Holding AG	33	11,624
		85,835
United Kingdom | 3.7%
Admiral Group PLC	1,395	33,989
Ashtead Group PLC	442	10,669
Bellway PLC	297	13,122
Centrica PLC	7,747	19,415
CVS Group PLC	700	13,629
Derwent London PLC REIT	738	27,632
Electrocomponents PLC	1,988	16,546
Great Portland Estates PLC REIT	13,434	110,078
National Grid PLC	5,427	67,189
Pennon Group PLC	6,587	70,326
Persimmon PLC	311	10,761
Reckitt Benckiser Group PLC	460	42,032
SSE PLC	3,025	56,614
Unilever NV	394	23,328
United Utilities Group PLC	8,325	95,334
		610,664

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
United States | 29.9%
3M Co.	387	$81,231
Alcoa Corp. (a)	232	10,816
Alexandria Real Estate Equities, Inc. REIT	692	82,327
Ameren Corp.	1,354	78,315
American Axle & Manufacturing Holdings, Inc. (a)	1,081	19,004
American Electric Power Co., Inc.	329	23,109
American Homes 4 Rent, Class A REIT	4,358	94,612
American Tower Corp. REIT	1,717	234,680
Aon PLC	187	27,321
Apple, Inc.	226	34,831
AT&T, Inc.	1,809	70,859
Automatic Data Processing, Inc.	389	42,525
AutoZone, Inc. (a)	33	19,639
AvalonBay Communities, Inc. REIT	305	54,418
Biogen, Inc. (a)	36	11,272
Boston Properties, Inc. REIT	670	82,330
Brinker International, Inc.	276	8,793
Bristol-Myers Squibb Co.	276	17,592
Campbell Soup Co.	956	44,760
Carnival Corp.	387	24,989
Chevron Corp.	96	11,280
Cimarex Energy Co.	147	16,709
Comcast Corp., Class A	1,433	55,142
ConAgra Foods, Inc.	305	10,291
Concho Resources, Inc. (a)	109	14,357
CONSOL Energy, Inc. (a)	906	15,348
Consolidated Edison, Inc.	458	36,951
Cracker Barrel Old Country Store, Inc.	74	11,220
Crown Castle International Corp. REIT	780	77,984
Crown Holdings, Inc. (a)	170	10,152
CSX Corp.	969	52,578
Darden Restaurants, Inc.	624	49,159
Deere & Co.	160	20,094
Delta Air Lines, Inc.	232	11,187
Diamondback Energy, Inc. (a)	197	19,298
DowDuPont, Inc.	236	16,338
EchoStar Corp., Class A (a)	300	17,169
Edison International	293	22,611
Eli Lilly & Co.	397	33,959
EOG Resources, Inc.	209	20,219
Equinix, Inc. REIT	219	97,740
Equity Lifestyle Properties, Inc. REIT	1,118	95,119
Essex Property Trust, Inc. REIT	322	81,798
F5 Networks, Inc. (a)	228	27,488
Description	Shares	Fair Value
Finisar Corp. (a)	443	$9,821
General Dynamics Corp.	90	18,502
General Mills, Inc.	913	47,257
Genesee & Wyoming, Inc., Class A (a)	420	31,084
GGP, Inc. REIT	3,298	68,499
Halliburton Co.	451	20,760
Hasbro, Inc.	177	17,288
HCA Healthcare, Inc. (a)	215	17,112
HCP, Inc. REIT	1,946	54,157
Helix Energy Solutions Group, Inc. (a)	1,734	12,814
Honeywell International, Inc.	196	27,781
Hormel Foods Corp.	300	9,642
Huntington Ingalls Industries, Inc.	81	18,342
Intel Corp.	1,181	44,972
International Paper Co.	292	16,591
Intuit, Inc.	64	9,097
Invitation Homes, Inc.	1,826	41,359
Johnson & Johnson	634	82,426
Kinder Morgan, Inc.	3,514	67,399
Lear Corp.	237	41,020
Lockheed Martin Corp.	217	67,333
Marsh & McLennan Cos., Inc.	281	23,551
Martin Marietta Materials, Inc.	102	21,035
MasterCard, Inc., Class A	158	22,310
McCormick & Co., Inc.	91	9,340
McDonald’s Corp.	460	72,073
Merck & Co., Inc.	136	8,708
Mettler-Toledo International, Inc. (a)	68	42,579
Microsoft Corp.	222	16,537
Motorola Solutions, Inc.	344	29,195
National Storage Affiliates Trust REIT	2,831	68,623
Newmont Mining Corp.	279	10,465
NIKE, Inc., Class B	315	16,333
Norfolk Southern Corp.	1,044	138,059
Northrop Grumman Corp.	258	74,232
O’Reilly Automotive, Inc. (a)	150	32,306
Olin Corp.	684	23,427
Omnicom Group, Inc.	852	63,108
Paychex, Inc.	523	31,359
PG&E Corp.	1,469	100,024
Pioneer Natural Resources Co.	111	16,377
Pool Corp.	281	30,396
PPG Industries, Inc.	188	20,428
Prologis, Inc.	1,497	95,000
PS Business Parks, Inc. REIT	708	94,518
Public Storage REIT	256	54,781
Quest Diagnostics, Inc.	86	8,053

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Quintiles IMS Holdings, Inc. (a)	136	$12,930
Range Resources Corp.	831	16,263
Raytheon Co.	156	29,106
Regions Financial Corp.	1,376	20,956
Republic Services, Inc.	525	34,681
Retail Opportunity Investments Corp. REIT	4,267	81,116
Schlumberger, Ltd.	216	15,068
Skyworks Solutions, Inc.	178	18,138
Southwest Gas Holdings, Inc.	624	48,435
Spirit AeroSystems Holdings, Inc., Class A	300	23,316
Starbucks Corp.	983	52,797
Steel Dynamics, Inc.	315	10,858
Sunstone Hotel Investors, Inc. REIT	4,308	69,230
Sysco Corp.	1,520	82,004
Texas Instruments, Inc.	187	16,763
The Allstate Corp.	357	32,812
The Boeing Co.	240	61,010
The PNC Financial Services Group, Inc.	127	17,116
The TJX Cos., Inc.	333	24,552
The Travelers Cos., Inc.	139	17,030
Thermo Fisher Scientific, Inc.	269	50,895
TreeHouse Foods, Inc. (a)	179	12,124
Tyson Foods, Inc., Class A	426	30,012
Union Pacific Corp.	946	109,708
UnitedHealth Group, Inc.	106	20,760
Visa, Inc., Class A	298	31,362
VMware, Inc., Class A (a)	113	12,338
Vulcan Materials Co.	125	14,950
Wal-Mart Stores, Inc.	712	55,636
Waste Management, Inc.	557	43,596
Waters Corp. (a)	117	21,004
Westlake Chemical Corp.	363	30,162
Weyerhaeuser Co. REIT	477	16,232
		4,866,647
Total Common Stocks (Cost $9,407,470)		10,241,411
Exchange-Traded Funds | 0.1%
iShares Gold Trust (a) (Cost $15,599)	1,260	15,510

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 10.6%
Australia | 0.7%
Australia Government Bonds, 3.000%, 09/20/25	AUD	108	$117,268
Description	Security Currency	Principal Amount (000)	Fair Value
Canada | 0.4%
Canadian Government Real Return Bonds, 2.000%, 12/01/41	CAD	61	$61,113
France | 2.4%
French Republic Government Bonds OAT, 1.850%, 07/25/27	EUR	259	384,435
Italy | 1.9%
Italy Buoni Poliennali Del Tesoro:
0.100%, 05/15/22	EUR	117	140,592
3.100%, 09/15/26	EUR	116	164,204
			304,796
Mexico | 1.6%
Mexican Udibonos, 2.500%, 12/10/20	MXN	847	266,219
New Zealand | 0.9%
New Zealand Government Bonds, 3.000%, 09/20/30	NZD	165	139,307
Spain | 2.0%
Spain Government Inflation Linked Bonds:
0.300%, 11/30/21	EUR	109	136,299
1.800%, 11/30/24	EUR	140	189,427
			325,726
United Kingdom | 0.7%
United Kingdom Gilt Inflation Linked, 0.750%, 03/22/34	GBP	63	120,860
Total Foreign Government Obligations (Cost $1,563,026)			1,719,724
US Treasury Securities | 17.0%
Treasury Inflation Protected Securities:
0.125%, 04/15/20	USD	721	724,640
1.125%, 01/15/21	USD	1,107	1,150,968
2.375%, 01/15/25	USD	184	210,553
2.500%, 01/15/29	USD	570	687,631
Total US Treasury Securities (Cost $2,789,016)			2,773,792

Description	Shares	Fair Value
Rights | 0.0%
Australia | 0.0%
Macquarie Atlas Roads Group Expires 10/04/2017	1,442	$351
Singapore | 0.0%
Mapletree Logistics Trust Expires 10/04/2017	2,800	196
Total Rights (Cost $0)		547

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Short-Term Investments | 22.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $3,589,938)	3,589,938	$3,589,938
Total Investments | 112.6% (Cost $17,365,049) (f)		$18,340,922
Liabilities in Excess of Cash and Other Assets | (12.6)%		(2,052,033)
Net Assets | 100.0%		$16,288,889

Lazard Real Assets and Pricing Opportunities Portfolio (continued)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	2,771	USD	2,875	CIT	12/28/17	$2	$—
EUR	10,549	USD	12,486	CIT	12/28/17	36	—
JPY	30,356	USD	278	HSB	11/22/17	—	8
JPY	8,871,555	USD	82,500	HSB	11/22/17	—	3,575
JPY	23,033,782	USD	214,200	HSB	11/22/17	—	9,282
MXN	816,430	USD	44,900	HSB	11/22/17	—	287
SEK	436,957	USD	54,210	HSB	11/22/17	—	488
SEK	785,488	USD	97,450	HSB	11/22/17	—	877
USD	175,202	AUD	221,054	CIT	12/28/17	2,081	—
USD	119,577	AUD	151,369	HSB	11/22/17	981	—
USD	233,767	AUD	295,919	HSB	11/22/17	1,918	—
USD	19,476	CAD	24,443	CIT	11/22/17	—	69
USD	42,060	CAD	52,782	HSB	11/22/17	—	145
USD	731,485	CAD	917,940	HSB	11/22/17	—	2,517
USD	28,121	CHF	27,140	CIT	12/28/17	—	60
USD	119,926	CHF	115,240	HSB	11/22/17	592	—
USD	1,387,128	EUR	1,156,586	CIT	12/28/17	14,185	—
USD	308,056	EUR	260,836	HSB	11/22/17	—	886
USD	1,017,542	EUR	861,571	HSB	11/22/17	—	2,926
USD	88,017	GBP	68,061	CIT	11/22/17	—	3,318
USD	221,411	GBP	162,717	CIT	12/28/17	2,791	—
USD	32,392	GBP	25,046	HSB	11/22/17	—	1,219
USD	363,461	GBP	281,038	HSB	11/22/17	—	13,681
USD	157,020	HKD	1,225,935	HSB	11/22/17	—	126
USD	49,400	JPY	5,532,849	CIT	11/22/17	177	—
USD	30,000	JPY	3,382,981	HSB	11/22/17	—	96
USD	135,000	JPY	15,223,413	HSB	11/22/17	—	434
USD	336,287	JPY	36,657,790	HSB	11/22/17	10,164	—
USD	7,200	MXN	132,449	HSB	11/22/17	—	38
USD	265,340	MXN	4,755,819	HSB	11/22/17	5,461	—
USD	138,553	NZD	189,606	CIT	11/22/17	1,727	—
USD	1,104	NZD	1,511	HSB	11/22/17	14	—
USD	19,270	NZD	26,371	HSB	11/22/17	240	—
USD	200,527	SGD	272,448	HSB	11/22/17	—	281
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$40,369	$40,313

Futures Contracts open at September 30, 2017:

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation (Depreciation)
Light Sweet Crude Oil	2	$2,000	10/20/2017	$99,507	$103,340	$3,833
Lean Hogs	1	40,000	12/14/2017	24,484	23,980	(504)
Corn	1	5,000	12/14/2017	19,491	17,762	(1,729)
Wheat	1	5,000	12/14/2017	24,529	22,413	(2,116)
Total net unrealized appreciation (depreciation) on Futures Contracts						$(516)

Lazard Real Assets and Pricing Opportunities Portfolio (continued)

Total Return Swap Agreements open at September 30, 2017:

Pay	Currency	Counterparty	Notional Amount	Expiration Date	Receive	Payment Frequency	Unrealized Appreciation (Depreciation)
0.15%	USD	GSC	$1,166,727	08/17/18	Appreciation, and dividends paid, on futures in the Bloomberg Commodity Index	Maturity	$27,283

Lazard Real Assets and Pricing Opportunities Portfolio (concluded)

The following table represents the weighting of the individual futures and related fair values underlying the Bloomberg Commodity Index total return swap agreements with GSC, as of September 30, 2017:

Futures	Weight	Fair Value
Brent Crude Jan 18	7.66%	$91,461
Coffee “C” Dec 17	2.11	25,194
Copper Dec 17	8.71	103,998
Corn Dec 17	7.27	86,805
Cotton No.2 Dec 17	1.32	15,761
Gasoline Rbob Nov 17	3.57	42,626
Gold 100 OZ Dec 17	12.09	144,356
KC HRW Wheat Dec 17	1.21	14,448
Lean Hogs Dec 17	1.94	23,164
Live Cattle Dec 17	3.95	47,163
LME Nickel Nov 17	2.57	30,686
LME Primary Aluminum Nov 17	5.51	65,790
LME Zinc Nov 17	3.22	38,447
Natural Gas Nov 17	7.21	86,088
NY Harb ULSD Nov 17	3.99	47,641
Sliver Dec 17	4.11	49,074
Soybean Nov 17	5.62	67,103
Soybean Meal Dec 17	2.91	34,746
Soybean Oil Dec 17	2.60	31,044
Sugar #11 (World) Mar 18	2.28	27,223
Wheat (CBT) Dec 17	3.47	41,432
WIT Crude Nov 17	6.68	79,760
Total Futures	100.00%	$1,194,010

Description	Shares	Fair Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Funds | 84.4%
Equity Funds | 66.9%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	77,000	$3,120,810
Financial Select Sector SPDR Fund	382,955	9,903,216
Guggenheim S&P 500 Equal Weight ETF	95,100	9,085,854
iShares Core MSCI Europe ETF	201,500	10,010,520
iShares Global Financials ETF	188,400	12,570,048
iShares Global Materials ETF	150,300	9,828,117
iShares Latin America 40 ETF	132,800	4,659,952
iShares MSCI Europe Financials ETF	150,500	3,533,740
iShares MSCI Eurozone ETF	73,700	3,192,684
iShares MSCI Japan ETF	142,600	7,944,246
iShares Nasdaq Biotechnology ETF	18,950	6,321,531
iShares North American Tech ETF	41,100	6,382,008
PowerShares Dynamic Oil & Gas Services Portfolio	316,700	3,138,497
SPDR S&P Regional Banking ETF	112,900	6,408,204
Vanguard FTSE Emerging Markets ETF	133,490	5,816,159
		101,915,586
Fixed-Income Funds | 17.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	60,695	7,358,055
Vanguard Short-Term Corporate Bond ETF	241,700	19,367,421
		26,725,476
Total Exchange-Traded Funds (Cost $117,219,155)		128,641,062
Closed-End Management Investment Companies | 5.0%
Royce Value Trust, Inc. (Cost $6,579,772)	485,400	7,664,466
Short-Term Investments | 7.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $11,601,280)	11,601,280	11,601,280
Total Investments excluding Securities Sold Short | 97.0% (Cost $135,400,207)		147,906,808
Securities Sold Short | (6.8)%
Exchange-Traded Funds | (6.8)%
Fixed-Income Funds | (6.8)%
iShares 20+ Year Treasury Bond ETF (Proceeds $10,365,419)	(83,300)	(10,392,508)
Description	Fair Value
Total Investments | 90.2% (Cost and short proceeds $125,034,788)	$137,514,300
Cash and Other Assets in Excess of Liabilities | 9.8%	14,941,633
Net Assets | 100.0%	$152,455,933

Lazard Capital Allocator Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at September 30, 2017:

Pay		Currency	Counterparty	Notional Amount	Expiration Date	Receive	Payment Frequency	Unrealized Appreciation (Depreciation)
1	Month JPY LIBOR plus 0.40%	JPY	GSC	$6,727,796	06/14/18	Appreciation, and dividends paid, on securities in a custom momentum basket	Monthly	$197,337
1	Month USD LIBOR plus 0.45%	USD	GSC	7,934,595	07/06/18	Appreciation, and dividends paid, on securities in a custom momentum basket	Monthly	106,515
Total gross unrealized appreciation (depreciation) on Total Return Swap Agreements								$303,852	*

* Include accrued dividends and financing charges of $28,314.

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

The following tables represent the weighting of the individual securities and related fair values underlying the custom momentum basket total return swap agreements with GSC, as of September 30, 2017:

Securities	Shares	Fair Value
3M Co.	2,091	$438,993
ABB, Ltd.	11,050	273,155
American Airlines Group, Inc.	7,983	379,096
Delphi Automotive PLC	2,905	285,881
Eaton Corp PLC	10,289	790,083
Honeywell International, Inc.	5,638	799,154
Illinois Tool Works, Inc.	2,763	408,884
Johnson Controls International PLC	7,092	285,725
Parker-Hannifin Corp.	5,725	1,001,933
Raytheon Co.	4,784	892,654
Rockwell Automation, Inc.	5,631	1,003,520
Schneider Electric SE	3,343	290,706
Union Pacific Corp.	7,470	866,307
United Technologies Corp.	2,800	325,019
Total Fair Value		$8,041,110

Securities	Shares	Fair Value
Air Water, Inc.	10,465	$192,842
Asahi Kasei Corp.	36,525	449,028
Daicel Corp.	16,416	197,585
DIC Corp.	5,335	192,977
Hitachi Chemical Co., Ltd.	6,566	179,808
Kansai Paint Co., Ltd.	8,618	216,644
Kuraray Co., Ltd.	10,260	191,611
Mitsubishi Chemical Holdings Corp.	70,588	671,670
Mitsubishi Gas Chemical Co., Inc.	9,234	216,136
Mitsui Chemical, Inc.	7,182	218,021
Nippon Paint Holdings Co., Ltd.	14,569	494,644
Nitto Denko Corp.	4,514	375,943
Shin-Etsu Chemical Co., Ltd.	9,644	861,190
Showa Denko K. K.	13,953	434,111
Sumitomo Chemical Co., Ltd.	70,178	437,910
Taiyo Nippon Sanso Corp.	18,057	213,496
Tokai Carbon Co., Ltd.	31,806	298,690
Tokuyama Corp.	8,085	191,105
Toray Industries Inc.	22,777	220,674
Tosoh Corp.	19,186	431,881
Zeon Corp.	18,468	239,167
Total Fair Value		$6,925,133

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 83.2%
Australia | 2.2%
AGL Energy, Ltd.	1,407	$25,870
Aristocrat Leisure, Ltd.	13,147	217,455
Cochlear, Ltd.	896	112,119
Computershare, Ltd.	2,237	25,489
CSL, Ltd.	3,691	388,047
Investa Office Fund REIT	6,693	23,704
Newcrest Mining, Ltd.	1,955	32,126
Qantas Airways, Ltd.	36,528	167,590
Resolute Mining, Ltd.	23,743	19,085
Sandfire Resources NL	4,802	21,723
Stockland REIT	64,634	218,682
Woodside Petroleum, Ltd.	1,699	38,940
Woolworths, Ltd.	7,702	152,620
		1,443,450
Austria | 0.2%
Erste Group Bank AG	2,018	87,438
Lenzing AG	453	65,760
		153,198
Belgium | 0.1%
Proximus SADP	1,021	35,225
Canada | 3.7%
Alimentation Couche-Tard, Inc., Class B	1,193	54,403
Atco, Ltd., Class I	1,621	59,500
BCE, Inc.	2,413	113,055
CAE, Inc.	9,169	160,673
Canadian Imperial Bank of Commerce	428	37,447
Canadian National Railway Co.	2,475	205,054
CI Financial Corp.	2,549	55,750
Colliers International Group, Inc.	529	26,243
Constellation Software, Inc.	46	25,096
Dollarama, Inc.	393	43,002
Genworth MI Canada, Inc.	4,062	120,550
George Weston, Ltd.	243	21,160
Husky Energy, Inc. (a)	6,654	83,298
IAMGOLD Corp. (a)	4,469	27,328
Intact Financial Corp.	238	19,660
Kirkland Lake Gold, Ltd.	2,254	29,048
Magna International, Inc.	513	27,378
Metro, Inc.	751	25,827
National Bank of Canada	6,158	296,364
Royal Bank of Canada	880	68,087
Saputo, Inc.	1,206	41,745
Suncor Energy, Inc.	8,181	286,720
Teck Resources, Ltd., Class B	4,031	84,868
Description	Shares	Fair Value
The Bank of Nova Scotia	2,560	$164,546
The Toronto-Dominion Bank	482	27,137
Thomson Reuters Corp.	4,830	221,613
TransCanada Corp.	1,600	79,080
		2,404,632
Denmark | 1.1%
AP Moller-Maersk A/S, Class B	56	106,394
Carlsberg A/S, Class B Sponsored ADR	7,515	165,555
Danske Bank A/S	675	26,995
Jyske Bank A/S	518	29,910
Nets A/S (a)	2,909	75,310
Novo Nordisk A/S, Class B	4,372	209,893
Vestas Wind Systems A/S	1,427	128,064
		742,121
Finland | 0.3%
Outokumpu OYJ	4,135	42,959
Sampo Oyj, A Shares ADR	5,020	132,829
		175,788
France | 2.2%
Air France-KLM (a)	11,235	177,178
AXA SA	4,962	150,113
Credit Agricole SA	13,724	249,545
Faurecia	2,251	156,280
Peugeot SA	4,754	113,233
Societe Generale SA	716	41,886
TOTAL SA	7,391	397,513
Ubisoft Entertainment SA ADR (a)	10,810	148,746
		1,434,494
Germany | 2.3%
Bayer AG	1,582	215,585
Continental AG	691	175,387
Continental AG Sponsored ADR	3,830	194,985
Covestro AG	1,410	121,236
Deutsche Lufthansa AG	8,628	239,742
Deutsche Telekom AG	4,851	90,502
Infineon Technologies AG	1,207	30,343
Rheinmetall AG	712	80,277
SAP SE	411	45,025
Siltronic AG (a)	989	122,734
Symrise AG ADR	11,285	214,415
		1,530,231
Hong Kong | 1.4%
AIA Group, Ltd. Sponsored ADR	6,795	202,083
CK Asset Holdings, Ltd.	16,000	133,076
I-CABLE Communications, Ltd. (a)	49,581	1,620
Jardine Matheson Holdings, Ltd.	255	16,158

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Sun Hung Kai Properties, Ltd.	8,000	$130,569
The Wharf Holdings, Ltd.	26,435	235,605
Wheelock & Co., Ltd.	23,504	165,311
Xinyi Glass Holdings, Ltd.	34,000	33,615
Yue Yuen Industrial Holdings, Ltd.	6,090	23,218
		941,255
Ireland | 0.4%
Ryanair Holdings PLC Sponsored ADR (a)	209	22,033
Shire PLC ADR	1,555	238,132
		260,165
Israel | 0.3%
Bank Hapoalim BM	3,942	27,588
Israel Discount Bank, Ltd., ADR (a)	4,300	105,995
Israel Discount Bank, Ltd., Class A (a)	7,816	19,708
Nice, Ltd.	266	21,434
		174,725
Italy | 0.2%
Assicurazioni Generali SpA	2,602	48,536
Intesa Sanpaolo SpA	30,629	108,312
		156,848
Japan | 7.5%
Amano Corp.	1,095	25,920
ANA Holdings, Inc.	3,500	132,721
Asahi Glass Co., Ltd.	6,000	222,828
Central Japan Railway Co.	190	33,332
Chugai Pharmaceutical Co., Ltd.	1,100	45,685
Daito Trust Construction Co., Ltd.	455	82,912
Daiwa House Industry Co., Ltd.	1,300	44,915
Daiwa House Industry Co., Ltd. ADR	5,800	202,304
Dexerials Corp.	3,500	42,813
East Japan Railway Co.	300	27,714
Ferrotec Holdings Corp.	2,600	44,121
Haseko Corp.	9,002	120,059
Heiwa Corp.	1,100	21,815
Hitachi Maxell, Ltd.	2,000	44,910
Itochu Techno-Solutions Corp.	2,500	93,399
Japan Petroleum Exploration Co., Ltd.	3,400	73,707
Juki Corp.	5,900	84,467
Kaken Pharmaceutical Co., Ltd.	500	25,437
Kamigumi Co., Ltd.	1,000	23,213
Kao Corp.	400	23,585
Kao Corp. Sponsored ADR	2,169	127,711
KDDI Corp. ADR	15,815	207,967
Kinden Corp.	2,700	43,514
Kobe Bussan Co., Ltd.	800	35,935
Description	Shares	Fair Value
Maeda Corp.	3,000	$36,667
Maruha Nichiro Corp.	700	20,601
Marvelous, Inc.	4,900	41,636
MCJ Co., Ltd.	3,451	37,369
Megmilk Snow Brand Co., Ltd.	800	21,742
Mitsubishi Gas Chemical Co., Inc.	1,900	44,571
Mitsubishi UFJ Financial Group, Inc.	75,277	489,135
Mitsui Chemicals, Inc.	1,200	36,492
Morinaga Milk Industry Co., Ltd.	600	22,930
MS&AD Insurance Group Holdings, Inc.	700	22,592
Nichirei Corp.	1,425	35,789
Nippon Steel & Sumitomo Metal Corp.	12,400	284,990
Nippon Telegraph & Telephone Corp.	795	36,460
Nishimatsu Construction Co., Ltd.	1,600	46,229
Nitto Denko Corp.	500	41,742
Nomura Holdings, Inc.	7,400	41,463
NTT DOCOMO, Inc.	2,900	66,286
Obayashi Corp.	2,000	23,994
Oji Holdings Corp.	5,000	26,997
Omron Corp.	800	40,748
ORIX Corp.	3,813	61,552
Penta-Ocean Construction Co., Ltd.	3,900	24,615
Prima Meat Packers, Ltd.	4,000	27,160
Rengo Co., Ltd.	5,080	30,212
Ryohin Keikaku Co., Ltd. ADR	4,215	249,570
SBI Holdings, Inc.	16,400	247,182
Sekisui Chemical Co., Ltd.	6,600	129,978
Shionogi & Co., Ltd.	400	21,882
Showa Corp.	4,200	51,767
Showa Denko KK	800	25,071
Sompo Holdings, Inc.	2,000	77,988
Start Today Co., Ltd.	2,200	69,796
Taisei Corp.	600	31,483
Takeuchi Manufacturing Co., Ltd.	1,913	40,075
Teijin, Ltd.	4,175	82,355
The Chugoku Electric Power Co., Inc.	3,631	38,580
Tokyo Electron, Ltd.	800	123,328
Tokyo Gas Co., Ltd.	1,927	47,263
Topcon Corp.	2,400	42,330
V Technology Co., Ltd.	200	33,535
Yamaha Corp. Sponsored ADR	3,515	131,988
Yaskawa Electric Corp.	2,700	85,977
		4,923,104
Luxembourg | 0.2%
B&M European Value Retail SA	22,157	115,085
Malta | 0.0%
Kindred Group PLC	2,047	23,552

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Netherlands | 1.4%
Royal Dutch Shell PLC, A Shares	21,914	$660,378
Wolters Kluwer NV	445	20,564
Wolters Kluwer NV Sponsored ADR	4,720	218,819
		899,761
Norway | 1.6%
Aker BP ASA	9,638	186,748
DNB ASA	1,721	34,682
Leroy Seafood Group ASA	4,372	27,970
Marine Harvest ASA	1,189	23,545
Statoil ASA	36,603	734,281
Telenor ASA	2,919	61,857
		1,069,083
Puerto Rico | 0.0%
Popular, Inc.	634	22,786
Singapore | 0.8%
Best World International, Ltd.	45,700	44,816
CapitaLand, Ltd.	9,200	24,334
DBS Group Holdings, Ltd.	3,700	56,931
Singapore Airlines, Ltd.	5,930	43,957
United Overseas Bank, Ltd.	8,100	140,371
UOL Group, Ltd.	21,600	129,472
Venture Corp., Ltd.	5,800	75,540
		515,421
Spain | 0.6%
Banco Santander SA	36,731	256,446
Corporacion Financiera Alba SA	190	11,606
Mapfre SA	11,954	38,911
Telefonica SA	7,271	79,093
		386,056
Sweden | 1.1%
Assa Abloy AB ADR	12,720	145,135
Axfood AB	1,381	23,689
Electrolux AB, Series B	4,620	157,095
Hennes & Mauritz AB, B Shares	1,016	26,360
Hexagon AB ADR	3,190	158,607
Mycronic AB	3,718	51,048
Nordea Bank AB Sponsored ADR	10,440	141,880
Swedish Orphan Biovitrum AB (a)	2,798	43,208
		747,022
Switzerland | 1.7%
Julius Baer Group, Ltd. ADR	10,245	120,994
Partners Group Holding AG	395	268,364
Roche Holding AG	2,492	636,162
Description	Shares	Fair Value
STMicroelectronics NV	2,619	$50,800
Swiss Life Holding AG	79	27,828
		1,104,148
United Kingdom | 5.7%
Admiral Group PLC	1,456	35,476
Ashtead Group PLC ADR	1,850	178,432
Associated British Foods PLC	2,234	95,660
British American Tobacco PLC Sponsored ADR	4,800	299,760
Centrica PLC	110,142	276,024
Coca-Cola European Partners PLC	4,040	168,145
Compass Group PLC	2,376	50,444
Compass Group PLC Sponsored ADR	8,487	183,455
Crest Nicholson Holdings PLC	5,974	44,271
CVS Group PLC	2,191	42,660
Diageo PLC Sponsored ADR	1,635	216,033
Electrocomponents PLC	16,848	140,225
Fevertree Drinks PLC	3,254	95,377
G4S PLC	5,946	22,177
Hargreaves Lansdown PLC	1,031	20,450
International Consolidated Airlines Group SA (EUR)	17,222	137,214
International Consolidated Airlines Group SA (GBP)(a)	3,001	23,871
Land Securities Group PLC REIT	2,909	37,940
Lloyds Banking Group PLC	77,412	70,265
Moneysupermarket.com Group PLC	5,090	21,697
Persimmon PLC	2,155	74,564
Prudential PLC ADR	3,805	182,298
Redrow PLC	11,897	94,462
RELX NV Sponsored ADR	10,535	224,712
Rio Tinto PLC Sponsored ADR	2,245	105,942
Smith & Nephew PLC	1,351	24,428
SSE PLC	18,879	353,324
SSP Group PLC	6,811	49,063
Subsea 7 SA	1,806	29,690
Taylor Wimpey PLC (a)	34,927	91,501
Unilever PLC	2,613	151,246
Unilever PLC Sponsored ADR	2,555	148,088
Wm Morrison Supermarkets PLC	8,834	27,715
		3,716,609
United States | 48.2%
3M Co.	3,938	826,586
AbbVie, Inc.	3,768	334,824
Accenture PLC, Class A	4,387	592,552
Adobe Systems, Inc. (a)	1,211	180,657
Advanced Energy Industries, Inc. (a)	316	25,520
Air Lease Corp.	1,037	44,197

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Akamai Technologies, Inc. (a)	501	$24,409
Allergan PLC	362	74,192
Ally Financial, Inc.	4,609	111,814
Alphabet, Inc., Class A (a)	353	343,723
Alphabet, Inc., Class C (a)	144	138,112
Altria Group, Inc.	764	48,453
Amazon.com, Inc. (a)	45	43,261
Amdocs, Ltd.	468	30,102
Ameren Corp.	9,469	547,687
American Axle & Manufacturing Holdings, Inc. (a)	7,042	123,798
American Electric Power Co., Inc.	494	34,699
American Equity Investment Life Holding Co.	3,023	87,909
American Express Co.	3,070	277,712
Ameriprise Financial, Inc.	1,991	295,683
Amgen, Inc.	384	71,597
Anthem, Inc.	980	186,082
Aon PLC	2,410	352,101
Apple, Inc.	5,023	774,145
Applied Materials, Inc.	6,687	348,326
Argan, Inc.	1,000	67,250
AT&T, Inc.	24,987	978,741
Atkore International Group, Inc. (a)	1,359	26,514
AutoZone, Inc. (a)	215	127,949
Bank of America Corp.	7,618	193,040
Baxter International, Inc.	749	47,000
Benchmark Electronics, Inc. (a)	704	24,042
BGC Partners, Inc. Class A	1,777	25,713
Biogen, Inc. (a)	570	178,478
Bloomin’ Brands, Inc.	1,157	20,363
Bristol-Myers Squibb Co.	3,166	201,801
C.R. Bard, Inc.	363	116,342
Campbell Soup Co.	999	46,773
Cardtronics PLC, Class A (a)	988	22,734
Carnival Corp.	2,650	171,111
Carnival PLC	1,562	99,394
Celgene Corp. (a)	1,784	260,143
Centene Corp. (a)	1,107	107,124
Cigna Corp.	1,219	227,880
Cirrus Logic, Inc. (a)	343	18,289
Cisco Systems, Inc.	4,125	138,724
CIT Group, Inc.	488	23,936
Citigroup, Inc.	6,757	491,504
Cognizant Technology Solutions Corp., Class A	1,197	86,830
Comcast Corp., Class A	18,012	693,102
Comerica, Inc.	2,825	215,435
Description	Shares	Fair Value
Commerce Bancshares, Inc.	1,660	$95,898
Consolidated Edison, Inc.	1,284	103,593
Costco Wholesale Corp.	948	155,747
Crown Holdings, Inc. (a)	2,365	141,238
Cummins, Inc.	1,319	221,632
CVS Health Corp.	1,281	104,171
Darden Restaurants, Inc.	1,167	91,936
DaVita, Inc. (a)	1,080	64,141
DXC Technology Co.	2,295	197,095
Eaton Corp. PLC	1,955	150,124
eBay, Inc. (a)	3,805	146,340
EchoStar Corp., Class A (a)	1,054	60,320
Eli Lilly & Co.	2,326	198,966
Everest Re Group, Ltd.	799	182,484
Eversource Energy	627	37,896
Exelon Corp.	505	19,023
F5 Networks, Inc. (a)	410	49,430
Facebook, Inc., Class A (a)	2,720	464,766
Fifth Third Bancorp	2,777	77,700
Fiserv, Inc. (a)	1,328	171,259
Five Below, Inc. (a)	2,005	110,034
Fresh Del Monte Produce, Inc.	808	36,732
General Motors Co.	1,780	71,876
Genpact, Ltd.	1,091	31,366
GoDaddy, Inc., Class A (a)	581	25,279
Hasbro, Inc.	1,215	118,669
HCA Healthcare, Inc. (a)	2,493	198,418
Honeywell International, Inc.	1,795	254,423
HRG Group, Inc. (a)	9,876	154,164
Humana, Inc.	533	129,855
Huntington Ingalls Industries, Inc.	578	130,882
ICON PLC (a)	221	25,167
IDEXX Laboratories, Inc. (a)	380	59,086
Intel Corp.	4,487	170,865
Intercontinental Exchange, Inc.	3,710	254,877
Intuit, Inc.	914	129,916
IPG Photonics Corp. (a)	474	87,718
J.B. Hunt Transport Services, Inc.	507	56,318
JetBlue Airways Corp. (a)	1,025	18,993
Johnson & Johnson	6,763	879,258
Johnson Controls International PLC	4,043	162,892
JPMorgan Chase & Co.	5,719	546,222
Kimberly-Clark Corp.	793	93,320
Koppers Holdings, Inc. (a)	919	42,412
Las Vegas Sands Corp.	1,635	104,902
Lear Corp.	470	81,348
Lincoln National Corp.	6,393	469,758

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Lockheed Martin Corp.	585	$181,520
Marsh & McLennan Cos., Inc.	1,004	84,145
Masimo Corp. (a)	258	22,332
Medtronic PLC	2,040	158,651
Merck & Co., Inc.	1,760	112,693
MetLife, Inc.	4,381	227,593
Microsoft Corp.	3,750	279,338
Mitel Networks Corp. (a)	5,143	43,150
Molson Coors Brewing Co., Class B	1,820	148,585
Monsanto Co.	1,035	124,014
Morgan Stanley	1,800	86,706
Motorola Solutions, Inc.	1,550	131,549
NIKE, Inc., Class B	345	17,888
Northrop Grumman Corp.	1,545	444,527
NVIDIA Corp.	700	125,139
O’Reilly Automotive, Inc. (a)	74	15,937
Omnicom Group, Inc.	817	60,515
Park Hotels & Resorts, Inc. REIT	1,161	31,997
Paychex, Inc.	920	55,163
PayPal Holdings, Inc. (a)	531	34,000
PepsiCo, Inc.	9,942	1,107,837
PG&E Corp.	6,154	419,026
Pinnacle West Capital Corp.	424	35,853
Pioneer Natural Resources Co.	171	25,229
PPG Industries, Inc.	1,230	133,652
Prudential Financial, Inc.	1,093	116,208
Quest Diagnostics, Inc.	205	19,196
Quintiles IMS Holdings, Inc. (a)	2,145	203,925
Radian Group, Inc.	2,500	46,725
Raytheon Co.	172	32,092
Regions Financial Corp.	5,781	88,045
Republic Services, Inc.	1,093	72,204
Rockwell Automation, Inc.	1,225	218,307
Ross Stores, Inc.	7,808	504,163
Royal Caribbean Cruises, Ltd.	1,101	130,513
S&P Global, Inc.	1,440	225,086
Sabra Health Care REIT, Inc.	1,715	37,627
Schlumberger, Ltd.	2,910	203,002
Silgan Holdings, Inc.	2,072	60,979
Simon Property Group, Inc. REIT	3,467	558,222
Sirius XM Holdings, Inc.	19,404	107,110
Skyworks Solutions, Inc.	1,107	112,803
Snap-on, Inc.	820	122,188
Southwest Airlines Co.	736	41,201
Starbucks Corp.	3,521	189,113
Synopsys, Inc. (a)	1,732	139,478
Description	Shares	Fair Value
Sysco Corp.	4,993	$269,372
Tallgrass Energy GP LP	3,362	94,977
Taylor Morrison Home Corp., Class A (a)	3,579	78,917
The Boeing Co.	1,572	399,618
The Charles Schwab Corp.	4,205	183,927
The Chemours Co.	1,604	81,178
The Coca-Cola Co.	7,135	321,146
The Estee Lauder Cos., Inc., Class A	1,928	207,916
The Home Depot, Inc.	545	89,140
The J.M. Smucker Co.	1,430	150,050
The Kroger Co.	989	19,839
The Procter & Gamble Co.	237	21,562
The Scotts Miracle-Gro Co.	617	60,059
The TJX Cos., Inc.	9,870	727,715
The Toro Co.	1,427	88,560
The Walt Disney Co.	3,363	331,491
Thermo Fisher Scientific, Inc.	1,115	210,958
Time Warner, Inc.	1,659	169,965
United Continental Holdings, Inc. (a)	574	34,945
United Rentals, Inc. (a)	659	91,430
United Technologies Corp.	1,635	189,791
UnitedHealth Group, Inc.	3,934	770,474
Validus Holdings, Ltd.	745	36,661
Vantiv, Inc., Class A (a)	4,354	306,826
Versum Materials, Inc.	2,082	80,823
Visa, Inc., Class A	2,261	237,948
VMware, Inc., Class A (a)	1,231	134,413
Wal-Mart Stores, Inc.	3,240	253,174
Waste Management, Inc.	1,392	108,952
WEC Energy Group, Inc.	357	22,412
Welbilt, Inc. (a)	5,760	132,768
Wells Fargo & Co.	800	44,120
Xcel Energy, Inc.	8,764	414,713
Zoetis, Inc.	4,225	269,386
		31,677,314
Total Common Stocks (Cost $50,098,609)		54,652,073

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 4.8%
Australia | 0.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	90	$72,915
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	25	20,132
			93,047

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Belgium | 0.2%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	95	$96,519
Canada | 0.4%
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	105	105,312
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	70	70,528
2.621%, 12/22/21	CAD	130	105,122
			280,962
Denmark | 0.2%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	100	129,947
France | 0.2%
Orange SA, 5.375%, 07/08/19	USD	133	140,719
Germany | 0.2%
BMW Finance NV, 3.375%, 12/14/18	GBP	100	137,792
Netherlands | 0.1%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	80	61,125
New Zealand | 0.1%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	100	85,940
Norway | 0.1%
Statoil ASA, 3.700%, 03/01/24	USD	80	84,445
Spain | 0.2%
Iberdrola International BV, 1.125%, 04/21/26	EUR	100	117,644
United Kingdom | 0.2%
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	72,983
SSE PLC, 5.000%, 10/01/18	GBP	50	69,648
			142,631
United States | 2.8%
Alphabet, Inc., 3.625%, 05/19/21	USD	50	52,877
Amazon.com, Inc., 3.800%, 12/05/24	USD	105	112,182
Apple, Inc.:
2.850%, 02/23/23	USD	22	22,524
3.850%, 05/04/43	USD	130	130,886
Description	Security Currency	Principal Amount (000)	Fair Value
Citigroup, Inc., 3.240% (BBSW 3 Month + 1.550%), 05/04/21 (d)	AUD	165	$131,650
General Electric Co., 4.250%, 01/17/18	NZD	140	101,665
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	105	83,634
John Deere Capital Corp., 2.300%, 09/16/19	USD	40	40,435
Johnson & Johnson, 3.625%, 03/03/37	USD	65	67,809
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	75	81,242
Microsoft Corp., 4.450%, 11/03/45	USD	157	176,708
Morgan Stanley, 3.625%, 01/20/27	USD	105	106,461
NIKE, Inc., 2.375%, 11/01/26	USD	110	104,317
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	145	109,352
3.625%, 01/22/23	USD	85	88,041
The Home Depot, Inc., 2.625%, 06/01/22	USD	100	101,560
Union Pacific Corp., 4.163%, 07/15/22	USD	95	102,433
Wells Fargo & Co., 3.010% (BBSW 3 Month + 1.320%), 07/27/21 (d)	AUD	175	138,933
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	75	61,432
			1,814,141
Total Corporate Bonds (Cost $3,095,547)			3,184,912
Foreign Government Obligations | 7.1%
Australia | 0.9%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	175	152,232
3.000%, 03/22/24	AUD	125	98,893
Treasury Corp. of Victoria, 6.000%, 10/17/22	AUD	175	159,629
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	225	207,019
			617,773
Bermuda | 0.3%
Government of Bermuda, 4.854%, 02/06/24	USD	200	217,564

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Canada | 0.9%
Province of Alberta, 4.000%, 12/01/19	CAD	95	$79,712
Province of British Columbia, 3.700%, 12/18/20	CAD	115	97,203
Province of Ontario, 1.950%, 01/27/23	CAD	165	129,825
Province of Quebec:
3.500%, 07/29/20	USD	105	109,466
1.650%, 03/03/22	CAD	55	43,250
2.500%, 04/20/26	USD	90	89,110
			548,566
Cayman Islands | 0.2%
Cayman Islands Government Bonds, 5.950%, 11/24/19	USD	100	108,000
Chile | 0.3%
Republic of Chile, 3.125%, 01/21/26	USD	200	205,000
Czech Republic | 0.2%
Czech Republic, 2.500%, 08/25/28	CZK	2,830	144,073
France | 0.2%
Government of France, 1.750%, 06/25/39	EUR	85	104,141
Hungary | 0.2%
Hungary Government Bonds, 5.500%, 06/24/25	HUF	27,460	127,898
Ireland | 0.3%
Irish Treasury, 3.400%, 03/18/24	EUR	158	224,230
Mexico | 0.5%
Mexican Bonos, 6.500%, 06/09/22	MXN	2,330	126,725
United Mexican States, 6.750%, 02/06/24	GBP	100	165,490
			292,215
New Zealand | 0.4%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	260	207,958
4.500%, 04/15/27	NZD	110	83,114
			291,072
Norway | 0.5%
Kommunalbanken AS, 1.375%, 10/26/20 (c)	USD	200	197,168
Oslo Kommune, 1.600%, 05/05/22	NOK	1,000	123,603
			320,771
Description	Security Currency	Principal Amount (000)	Fair Value
Poland | 0.5%
Poland Government Bonds:
1.810% (WIBOR 6 Month), 01/25/21 (d)	PLN	799	$218,156
2.500%, 07/25/26	PLN	425	109,431
			327,587
Romania | 0.2%
Romanian Government Bonds, 2.875%, 10/28/24	EUR	92	119,337
Singapore | 0.7%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	596	468,601
Spain | 0.3%
Spain Government Bonds:
1.600%, 04/30/25	EUR	94	115,572
1.950%, 07/30/30	EUR	88	103,942
			219,514
Sweden | 0.3%
Kommuninvest I Sverige AB, 1.500%, 04/23/19	USD	200	199,524
United Kingdom | 0.2%
United Kingdom Gilt, 1.500%, 07/22/47	GBP	85	103,201
Total Foreign Government Obligations (Cost $4,453,496)			4,639,067
Quasi Government Bonds | 0.8%
Canada | 0.6%
Canada Housing Trust No. 1, 2.400%, 12/15/22	CAD	130	105,484
Export Development Canada, 1.800%, 09/01/22	CAD	35	27,666
Hydro-Quebec:
1.484% (CDOR 3 Month + 0.14%), 12/01/19 (d)	CAD	260	209,458
9.625%, 07/15/22	CAD	55	58,755
			401,363
Germany | 0.2%
KFW, 1.125%, 12/23/19	GBP	100	135,360
Total Quasi Government Bonds (Cost $511,721)			536,723
Supranationals | 0.8%
African Development Bank, 2.375%, 09/23/21	USD	50	50,808
Asian Development Bank:
1.875%, 04/12/19	USD	100	100,375
2.125%, 03/19/25	USD	115	112,899
European Investment Bank, 1.125%, 09/16/21 (c)	CAD	135	104,306
International Bank for Reconstruction & Development, 3.500%, 01/22/21	NZD	55	40,626

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
International Finance Corp., 3.625%, 05/20/20	NZD	140	$103,692
Total Supranationals (Cost $507,245)			512,706
US Municipal Bonds | 0.3%
California | 0.2%
California State Build America Bonds, 7.500%, 04/01/34	USD	95	138,028
Georgia | 0.1%
Georgia State Build America Bonds Series B, 2.380%, 02/01/27	USD	100	96,957
Total US Municipal Bonds (Cost $243,303)			234,985
US Treasury Securities | 1.6%
US Treasury Notes:
2.125%, 05/15/25	USD	365	362,519
1.625%, 05/15/26	USD	426	403,885
3.125%, 11/15/41	USD	100	105,734
2.500%, 05/15/46	USD	180	167,154
Total US Treasury Securities (Cost $1,037,495)			1,039,292

Description	Shares	Fair Value
Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $905,924)	905,924	$905,924
Total Investments | 100.0% (Cost $60,853,340) (f)		$65,705,682
Cash and Other Assets in Excess of Liabilities | 0.0%		15,331
Net Assets | 100.0%		$65,721,013

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	10,030	USD	7,923	CIT	11/22/17	$—	$61
AUD	13,161	USD	10,300	CIT	11/22/17	17	—
CAD	143,923	USD	115,000	HSB	11/22/17	383	—
CHF	57,321	USD	59,653	HSB	11/22/17	—	267
CHF	42,302	USD	43,811	SSB	12/28/17	134	—
EUR	43,443	USD	52,500	CIT	11/22/17	—	1,019
EUR	69,456	USD	83,500	HSB	11/22/17	—	1,192
EUR	419,434	USD	495,365	HSB	11/22/17	1,679	—
EUR	1,078,266	USD	1,273,464	HSB	11/22/17	4,316	—
EUR	574,538	USD	680,151	SSB	12/28/17	2,213	—
GBP	66,949	USD	86,579	CIT	11/22/17	3,267	—
GBP	158,428	USD	213,297	SSB	12/28/17	—	432
JPY	71,504,224	USD	655,990	CIT	11/22/17	—	19,124
JPY	22,367,072	USD	208,000	HSB	11/22/17	—	8,783
JPY	156,283,646	USD	1,433,695	HSB	11/22/17	—	41,725
JPY	1,896,504	USD	16,985	SSB	12/28/17	—	58
KRW	112,581,020	USD	97,948	HSB	10/13/17	381	—
MXN	1,883,790	USD	103,600	HSB	11/22/17	—	989
NOK	81,138	USD	10,276	HSB	11/22/17	—	78
NZD	6,759	USD	4,851	SSB	12/28/17	23	—
SEK	776,721	USD	96,364	CIT	11/22/17	—	739
SEK	844,102	USD	104,722	HSB	11/22/17	—	802
USD	960,916	AUD	1,216,365	CIT	11/22/17	7,364	—
USD	338,015	AUD	429,394	SSB	12/28/17	1,530	—
USD	27,827	CAD	34,952	CIT	11/22/17	—	194
USD	30,675	CAD	38,498	CIT	11/22/17	—	189
USD	845,716	CAD	1,061,399	CIT	11/22/17	—	5,208
USD	50,584	CAD	63,309	HSB	11/22/17	—	170
USD	654,409	CAD	809,214	SSB	12/28/17	5,509	—
USD	61,365	CZK	1,399,557	HSB	10/10/17	—	2,323
USD	72,347	CZK	1,651,455	JPM	10/10/17	—	2,804
USD	61,543	DKK	386,658	SSB	12/28/17	—	188
USD	117,000	EUR	99,515	CIT	11/22/17	—	929
USD	188,535	EUR	159,636	HSB	11/22/17	—	639
USD	131,842	GBP	101,950	CIT	11/22/17	—	4,975
USD	96,293	GBP	74,456	HSB	11/22/17	—	3,628
USD	199,186	HKD	1,552,286	SSB	12/28/17	47	—
USD	131,737	HUF	33,870,980	JPM	11/22/17	3,034	—
USD	62,473	ILS	219,857	SSB	12/28/17	81	—
USD	66,000	JPY	7,443,744	CIT	11/22/17	—	299
USD	143,000	JPY	16,016,143	CIT	11/22/17	349	—
USD	321,300	JPY	34,783,552	HSB	11/22/17	11,494	—
USD	101,956	MXN	1,827,404	HSB	11/22/17	2,416	—
USD	126,421	NOK	998,214	HSB	11/22/17	955	—
USD	101,640	NOK	800,364	SSB	12/28/17	946	—
USD	61,607	NZD	84,308	CIT	11/22/17	772	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	658,807	NZD	901,573	HSB	11/22/17	$8,249	$—
USD	162,315	PLN	590,074	CIT	11/22/17	611	—
USD	149,557	PLN	543,512	HSB	11/22/17	613	—
USD	818	SEK	6,624	SSB	12/28/17	1	—
USD	456,484	SGD	620,207	HSB	11/22/17	—	996
USD	105,897	SGD	143,409	SSB	12/28/17	72	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$56,456	$97,811

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 8.0%
Austria | 0.0%
IMMOFINANZ AG	695	$1,796
Canada | 0.1%
ECN Capital Corp.	1,495	4,745
Element Fleet Management Corp.	48	356
Teck Resources, Ltd., Class B	639	13,476
		18,577
China | 0.0%
ZhongAn Online P&C Insurance Co., Ltd.	900	7,310
France | 0.4%
Cie Generale des Etablissements Michelin (h)	455	66,498
Mexico | 0.3%
Cemex SAB de CV Sponsored ADR (a)	4,468	40,570
United States | 7.2%
AK Steel Holding Corp. (a)	9,600	53,664
Altra Industrial Motion Corp.	9,379	451,130
American Homes 4 Rent, Class A REIT	1,200	26,052
Atlas Air Worldwide Holdings, Inc. (a)	309	20,332
Bottomline Technologies de, Inc. (a)	200	6,366
BroadSoft, Inc. (a)	800	40,240
CalAtlantic Group, Inc.	600	21,978
Chesapeake Energy Corp. (a), (h)	10,727	46,126
Cisco Systems, Inc.	4,810	161,760
DISH Network Corp., Class A (a)	400	21,692
Dycom Industries, Inc. (a)	100	8,588
Ford Motor Co.	469	5,614
Green Plains, Inc.	2,300	46,345
Impax Laboratories, Inc. (a), (h)	655	13,297
Intercept Pharmaceuticals, Inc. (a)	500	29,020
Marriott Vacations Worldwide Corp. (h)	331	41,220
Navistar International Corp. (a)	200	8,814
Pandora Media, Inc. (a)	500	3,850
PRA Group, Inc. (a)	100	2,865
Shutterfly, Inc. (a)	179	8,678
SM Energy Co. (h)	16	284
The Greenbrier Cos., Inc.	600	28,890
Trinity Industries, Inc.	200	6,380
Waste Management, Inc. (h)	983	76,939
Workday, Inc., Class A (a)	400	42,156
		1,172,280
Total Common Stocks (Cost $1,145,156)		1,307,031
Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 99.0%
Bermuda | 0.8%
Golar LNG, Ltd., 2.750%, 02/15/22 (h)	USD	132	$124,493
Canada | 3.2%
Element Fleet Management Corp.:
5.125%, 06/30/19 (h)	CAD	294	238,569
4.250%, 06/30/20 (h)	CAD	234	185,193
Pretium Resources, Inc., 2.250%, 03/15/22 (c), (h)	USD	106	98,448
			522,210
Japan | 3.5%
Kansai Paint Co., Ltd., 0.000%, 06/17/22 (h)	JPY	10,000	96,312
Kyushu Electric Power Co., Inc.:
0.000%, 03/31/20 (h)	JPY	10,000	91,135
0.000%, 03/31/22 (h)	JPY	10,000	91,868
Mirait Holdings Corp., 0.000%, 12/30/21 (h)	JPY	10,000	101,844
Mitsubishi Chemical Holdings Corp.:
0.000%, 03/30/22 (h)	JPY	10,000	95,757
0.000%, 03/29/24	JPY	10,000	97,845
			574,761
Mexico | 1.2%
Cemex SAB de CV, 3.720%, 03/15/20 (h)	USD	178	199,360
United States | 90.3%
Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/23 (c), (h)	USD	114	169,789
Air Transport Services Group, Inc., 1.125%, 10/15/24 (h)	USD	131	135,339
AK Steel Corp., 5.000%, 11/15/19 (h)	USD	144	192,420
Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20 (h)	USD	67	70,936
AMAG Pharmaceuticals, Inc., 3.250%, 06/01/22 (h)	USD	29	28,203
American Residential Properties OP LP, 3.250%, 11/15/18 (c), (h)	USD	177	219,369
Amicus Therapeutics, Inc., 3.000%, 12/15/23 (c), (h)	USD	186	481,275
AmTrust Financial Services, Inc., 2.750%, 12/15/44 (h)	USD	153	112,455
Apollo Commercial Real Estate Finance, Inc., 4.750%, 08/23/22 (h)	USD	91	92,536
Atlas Air Worldwide Holdings, Inc., 1.875%, 06/01/24 (h)	USD	134	170,682
BioMarin Pharmaceutical, Inc., 0.599%, 08/01/24 (h)	USD	175	177,814

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Bottomline Technologies de, Inc., 1.500%, 12/01/17 (h)	USD	132	$140,663
BroadSoft, Inc., 1.000%, 09/01/22 (h)	USD	196	274,767
CalAmp Corp., 1.625%, 05/15/20 (h)	USD	105	111,956
Carbonite, Inc., 2.500%, 04/01/22 (h)	USD	99	112,241
Carriage Services, Inc., 2.750%, 03/15/21 (h)	USD	97	121,189
Colony NorthStar, Inc., 3.875%, 01/15/21 (h)	USD	156	156,488
Cowen, Inc., 3.000%, 03/15/19 (h)	USD	128	134,320
Cypress Semiconductor Corp., 4.500%, 01/15/22 (h)	USD	67	87,477
Dermira, Inc., 3.000%, 05/15/22 (c), (h)	USD	88	94,710
DexCom, Inc., 0.750%, 05/15/22 (h)	USD	131	116,836
DISH Network Corp., 2.375%, 03/15/24 (c), (h)	USD	146	145,088
Dycom Industries, Inc., 0.750%, 09/15/21 (h)	USD	65	73,856
Electronics For Imaging, Inc., 0.750%, 09/01/19 (h)	USD	72	74,835
Emergent BioSolutions, Inc., 2.875%, 01/15/21 (h)	USD	134	192,541
Encore Capital Group, Inc.:
3.000%, 11/27/17 (h)	USD	47	65,124
3.250%, 03/15/22 (h)	USD	212	244,462
Ensco Jersey Finance, Ltd., 3.000%, 01/31/24 (c), (h)	USD	63	53,550
Euronet Worldwide, Inc., 1.500%, 10/01/44 (h)	USD	33	44,633
EZCORP, Inc., 2.875%, 07/01/24 (c), (h)	USD	201	233,914
FireEye, Inc., 1.625%, 06/01/35 (h)	USD	61	56,578
Flexion Therapeutics, Inc., 3.375%, 05/01/24 (h)	USD	151	169,875
Forest City Realty Trust, Inc.:
4.250%, 08/15/18 (h)	USD	144	172,530
3.625%, 08/15/20 (h)	USD	335	388,181
Global Brokerage, Inc., 2.250%, 06/15/18 (h)	USD	73	30,614
Green Plains, Inc.:
3.250%, 10/01/18 (h)	USD	269	317,084
4.125%, 09/01/22 (h)	USD	197	202,209
Description	Security Currency	Principal Amount (000)	Fair Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.125%, 09/01/22 (h)	USD	26	$26,910
HCI Group, Inc., 4.250%, 03/01/37 (c), (h)	USD	40	35,800
Hercules Capital, Inc., 4.375%, 02/01/22 (c), (h)	USD	87	88,359
Horizon Global Corp., 2.750%, 07/01/22 (h)	USD	131	135,258
HubSpot, Inc., 0.250%, 06/01/22 (c), (h)	USD	130	143,894
IAC FinanceCo, Inc., 0.875%, 10/01/22	USD	196	203,962
II-VI, Inc., 0.250%, 09/01/22 (c), (h)	USD	111	123,904
Innoviva, Inc.:
2.125%, 01/15/23 (h)	USD	200	195,125
2.500%, 08/15/25 (h)	USD	67	70,392
Inphi Corp., 1.125%, 12/01/20 (h)	USD	134	164,066
Insulet Corp., 1.250%, 09/15/21 (c), (h)	USD	104	117,650
Intercept Pharmaceuticals, Inc., 3.250%, 07/01/23 (h)	USD	65	50,213
InterDigital, Inc., 1.500%, 03/01/20 (h)	USD	100	117,250
Invacare Corp., 5.000%, 02/15/21 (h)	USD	178	212,487
iStar, Inc., 3.125%, 09/15/22 (h)	USD	99	99,866
Kaman Corp., 3.250%, 05/01/24 (h)	USD	165	178,612
Knowles Corp., 3.250%, 11/01/21 (h)	USD	134	150,918
Liberty Expedia Holdings, Inc., 1.000%, 06/30/47 (h)	USD	33	35,239
Liberty Interactive LLC, 4.000%, 11/15/29 (h)	USD	236	167,269
Liberty Media Corp-Liberty Formula One, 1.000%, 01/30/23 (c), (h)	USD	126	149,783
Liberty Media Corp., 2.250%, 09/30/46 (h)	USD	59	62,688
Marriott Vacations Worldwide Corp., 1.500%, 09/15/22 (c), (h)	USD	66	68,929
Microchip Technology, Inc.:
1.625%, 02/15/27 (h)	USD	215	261,091
2.250%, 02/15/37 (h)	USD	26	31,444
Micron Technology, Inc., 3.000%, 11/15/43 (h)	USD	72	99,495
Navistar International Corp.:
4.500%, 10/15/18 (h)	USD	51	53,104
4.750%, 04/15/19 (h)	USD	131	143,609

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Neurocrine Biosciences, Inc., 2.250%, 05/15/24 (c), (h)	USD	66	$75,116
New York Mortgage Trust, Inc., 6.250%, 01/15/22 (h)	USD	52	51,805
NextEra Energy Partners LP, 1.500%, 09/15/20 (h)	USD	99	96,773
Nuance Communications, Inc., 1.250%, 04/01/25 (h)	USD	112	108,220
ON Semiconductor Corp., 1.625%, 10/15/23 (c), (h)	USD	72	83,610
OSI Systems, Inc., 1.250%, 09/01/22 (c), (h)	USD	92	99,360
Pacira Pharmaceuticals, Inc., 2.375%, 04/01/22 (h)	USD	99	96,649
PDL BioPharma, Inc., 2.750%, 12/01/21 (h)	USD	94	101,873
PRA Group, Inc.:
3.000%, 08/01/20 (h)	USD	198	182,036
3.500%, 06/01/23 (h)	USD	180	164,813
Quidel Corp., 3.250%, 12/15/20 (h)	USD	134	202,926
Radius Health, Inc., 3.000%, 09/01/24 (h)	USD	218	218,272
RealPage, Inc., 1.500%, 11/15/22 (h)	USD	92	106,950
Red Hat, Inc., 0.250%, 10/01/19 (h)	USD	99	152,336
Redwood Trust, Inc., 4.750%, 08/15/23 (h)	USD	101	100,621
Rovi Corp., 0.500%, 03/01/20 (h)	USD	129	129,564
RTI International Metals, Inc., 1.625%, 10/15/19 (h)	USD	99	110,199
RWT Holdings, Inc., 5.625%, 11/15/19 (h)	USD	138	142,140
Silicon Laboratories, Inc., 1.375%, 03/01/22 (h)	USD	99	109,704
Square, Inc., 0.375%, 03/01/22 (c), (h)	USD	98	137,506
Starwood Property Trust, Inc.:
3.750%, 10/15/17 (h)	USD	334	334,000
4.375%, 04/01/23 (h)	USD	176	177,980
Starwood Waypoint Homes:
3.000%, 07/01/19 (h)	USD	213	261,591
3.500%, 01/15/22 (c), (h)	USD	216	242,595
Sucampo Pharmaceuticals, Inc., 3.250%, 12/15/21 (h)	USD	170	175,631
Synaptics, Inc., 0.500%, 06/15/22 (h)	USD	66	59,854
Description	Security Currency	Principal Amount (000)	Fair Value
Team, Inc., 5.000%, 08/01/23 (h)	USD	132	$125,235
Teladoc, Inc., 3.000%, 12/15/22 (h)	USD	159	172,614
Teradyne, Inc., 1.250%, 12/15/23 (c), (h)	USD	85	113,103
TerraVia Holdings, Inc., 5.000%, 10/01/19 (h)	USD	216	21,600
Tesla, Inc., 2.375%, 03/15/22 (h)	USD	229	281,241
The Greenbrier Cos., Inc., 2.875%, 02/01/24 (c), (h)	USD	60	67,425
The KeyW Holding Corp., 2.500%, 07/15/19 (h)	USD	65	60,978
The Medicines Co., 2.750%, 07/15/23 (h)	USD	78	81,998
The Priceline Group, Inc., 0.900%, 09/15/21 (h)	USD	66	75,735
Trinity Industries, Inc., 3.875%, 06/01/36 (h)	USD	13	17,428
Wayfair, Inc., 0.375%, 09/01/22 (h)	USD	165	159,844
Weatherford International, Ltd., 5.875%, 07/01/21 (h)	USD	137	149,587
Workday, Inc., 0.250%, 10/01/22 (h)	USD	198	196,886
World Wrestling Entertainment, Inc., 3.375%, 12/15/23 (h)	USD	66	75,529
Wright Medical Group NV, 2.250%, 11/15/21 (h)	USD	164	220,067
Wright Medical Group, Inc., 2.000%, 02/15/20 (h)	USD	260	280,962
			14,676,212
Total Corporate Bonds (Cost $15,436,214)			16,097,036

Description	Shares	Fair Value
Preferred Stocks | 0.8%
United States | 0.8%
Virtus Investment Partners, Inc. (h) (Cost $135,340)	1,340	$139,052
Exchange-Traded Funds | 6.0%
Energy Select Sector SPDR Fund	1,200	82,176
Financial Select Sector SPDR Fund (h)	1,310	33,877
iShares Russell 2000 ETF	1,200	177,816
SPDR S&P Regional Banking ETF (h)	375	21,285
SPDR S&P 500 ETF Trust	2,400	602,952

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
SPDR S&P Retail ETF	1,200	$50,124
Total Exchange-Traded Funds (Cost $938,104)		968,230

Description	Counterparty	Number of Contracts	Fair Value
Purchased Options | 0.1%
Call
Allscripts Healthcare Solutions, Inc.14, Expires 10/20/17 (Notional Amount $300)	RBS	3	$135
BroadSoft, Inc. 50, Expires 11/17/17 (Notional Amount $200)	RBS	2	550
Illumina, Inc. 220, Expires 10/20/17 (Notional Amount $400)	RBS	4	140
Incyte Corp. 135, Expires 01/19/18 (Notional Amount $700)	RBS	7	4,774
Intercept Pharmaceuticals, Inc. 125, Expires 10/20/17 (Notional Amount $100)	RBS	1	34
Molson Coors Brewing Co. 92.5, Expires 10/20/17 (Notional Amount $200)	RBS	2	10
Nabors Industries, Inc. 9, Expires 12/15/17 (Notional Amount $1,100)	RBS	11	440
Navistar International Corp. 45, Expires 10/20/17 (Notional Amount $1,200)	RBS	12	1,200
Oasis Petroleum, Inc. 10, Expires 11/17/17 (Notional Amount $1,200)	RBS	12	480
PDC Energy, Inc. 50, Expires 11/17/17 (Notional Amount $1,300)	RBS	13	3,250
Team, Inc. 15, Expires 12/15/17 (Notional Amount $500)	RBS	5	275
Twitter, Inc. 19, Expires 10/20/17 (Notional Amount $2,700)	RBS	27	270
Yandex NV 34, Expires 01/19/18 (Notional Amount $1,100)	RBS	11	2,530
Zillow Group, Inc. 55, Expires 11/17/17 (Notional Amount $1,400)	RBS	14	42
Description	Counterparty	Number of Contracts	Fair Value
Put
HCI Group, Inc. 22.5, Expires 10/20/17 (Notional Amount $200)	RBS	2	$10
SPDR S&P 500 ETF Trust 23, Expires 12/15/17 (Notional Amount $1,300)	RBS	13	1,274
Total Purchased Options (Cost $29,858)			15,414

Description	Shares	Fair Value
Short-Term Investments | 46.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $7,591,396)	7,591,396	$7,591,396
Total Investments excluding Securities Sold Short | 160.6% (Cost $25,276,068)		26,118,159
Securities Sold Short | (62.6)%
Common Stocks | (50.8)%
Austria | 0.0%
IMMOFINANZ AG	(695)	(1,796)
Bermuda | (0.2)%
Golar LNG, Ltd.	(1,847)	(41,761)
Canada | (0.6)%
ECN Capital Corp.	(1,495)	(4,745)
Element Fleet Management Corp.	(6,090)	(45,147)
Pretium Resources, Inc. (a)	(3,663)	(33,919)
Teck Resources, Ltd., Class B	(639)	(13,477)
		(97,288)
Japan | (0.7)%
Kansai Paint Co., Ltd.	(700)	(17,633)
Kyushu Electric Power Co., Inc.	(6,500)	(69,161)
Mirait Holdings Corp.	(2,000)	(24,057)
		(110,851)
Mexico | (0.7)%
Cemex SAB de CV Sponsored ADR (a)	(12,496)	(113,464)
Russia | (0.1)%
Yandex NV Class A (a)	(378)	(12,455)
United States | (48.5)%
Aerojet Rocketdyne Holdings, Inc. (a)	(3,630)	(127,086)
Air Transport Services Group, Inc. (a)	(1,316)	(32,031)
AK Steel Holding Corp. (a)	(28,796)	(160,970)
Allscripts Healthcare Solutions, Inc. (a)	(1,550)	(22,056)
Altra Industrial Motion Corp.	(9,379)	(451,130)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
AMAG Pharmaceuticals, Inc. (a)	(856)	$(15,793)
American Homes 4 Rent, Class A REIT	(10,008)	(217,274)
Amicus Therapeutics, Inc. (a)	(27,818)	(419,495)
AmTrust Financial Services, Inc.	(1,403)	(18,884)
Arconic, Inc.	(1,242)	(30,901)
Atlas Air Worldwide Holdings, Inc. (a)	(2,018)	(132,784)
BioMarin Pharmaceutical, Inc. (a)	(609)	(56,680)
Bottomline Technologies de, Inc. (a)	(1,121)	(35,681)
BroadSoft, Inc. (a)	(4,680)	(235,404)
CalAmp Corp. (a)	(1,381)	(32,108)
CalAtlantic Group, Inc.	(600)	(21,978)
Carbonite, Inc. (a)	(2,098)	(46,156)
Carriage Services, Inc.	(3,128)	(80,077)
Chesapeake Energy Corp. (a)	(1,400)	(6,020)
Cisco Systems, Inc.	(4,810)	(161,760)
Colony NorthStar, Inc., Class A REIT	(2,652)	(33,309)
Cowen, Inc. (a)	(2,589)	(46,084)
Cypress Semiconductor Corp.	(3,234)	(48,575)
Dermira, Inc. (a)	(1,524)	(41,148)
DexCom, Inc. (a)	(660)	(32,290)
DISH Network Corp., Class A (a)	(1,318)	(71,475)
Dycom Industries, Inc. (a)	(412)	(35,383)
Electronics For Imaging, Inc. (a)	(460)	(19,633)
Emergent BioSolutions, Inc. (a)	(2,864)	(115,849)
Encore Capital Group, Inc. (a)	(3,997)	(177,067)
Ensco PLC Class A	(1,228)	(7,331)
Euronet Worldwide, Inc. (a)	(343)	(32,513)
Expedia, Inc.	(57)	(8,205)
EZCORP, Inc., Class A (a)	(12,365)	(117,468)
Flexion Therapeutics, Inc. (a)	(4,279)	(103,466)
Ford Motor Co.	(469)	(5,614)
Forest City Realty Trust, Inc., Class A REIT	(12,522)	(319,436)
Green Plains, Inc.	(13,213)	(266,242)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	(89)	(2,169)
HCI Group, Inc.	(640)	(24,480)
Hercules Capital, Inc.	(892)	(11,507)
Horizon Global Corp. (a)	(3,148)	(55,531)
HubSpot, Inc. (a)	(802)	(67,408)
IAC/InterActiveCorp (a)	(208)	(24,457)
II-VI, Inc. (a)	(1,348)	(55,470)
Illumina, Inc. (a)	(217)	(43,226)
ImmunoGen, Inc. (a)	(709)	(5,424)
Incyte Corp. (a)	(583)	(68,059)
Description	Shares	Fair Value
Innoviva, Inc. (a)	(7,650)	$(108,018)
Inphi Corp. (a)	(2,169)	(86,088)
Insulet Corp. (a)	(1,277)	(70,337)
Intercept Pharmaceuticals, Inc. (a)	(869)	(50,437)
InterDigital, Inc.	(762)	(56,197)
Invacare Corp.	(6,733)	(106,045)
iStar, Inc. REIT (a)	(2,129)	(25,122)
Kaman Corp.	(1,137)	(63,422)
KB Home	(298)	(7,188)
Knowles Corp. (a)	(4,304)	(65,722)
Liberty Media Corp-Liberty Formula One (a)	(2,331)	(88,788)
Marriott Vacations Worldwide Corp.	(437)	(54,420)
Meritage Homes Corp. (a)	(199)	(8,836)
Microchip Technology, Inc.	(2,667)	(239,443)
Micron Technology, Inc. (a)	(2,165)	(85,149)
Molson Coors Brewing Co., Class B	(300)	(24,492)
Navistar International Corp. (a)	(1,436)	(63,285)
Neurocrine Biosciences, Inc. (a)	(481)	(29,476)
New York Mortgage Trust, Inc. REIT	(1,927)	(11,851)
Nuance Communications, Inc. (a)	(2,902)	(45,619)
ON Semiconductor Corp. (a)	(749)	(13,834)
OSI Systems, Inc. (a)	(188)	(17,178)
Pacira Pharmaceuticals, Inc. (a)	(666)	(25,008)
Pandora Media, Inc. (a)	(500)	(3,850)
PDL BioPharma, Inc. (a)	(20,484)	(69,441)
PRA Group, Inc. (a)	(3,000)	(85,950)
Quidel Corp. (a)	(3,366)	(147,633)
Radius Health, Inc. (a)	(3,126)	(120,507)
RealPage, Inc. (a)	(1,316)	(52,508)
Red Hat, Inc. (a)	(1,130)	(125,272)
Redwood Trust, Inc. REIT	(2,749)	(44,781)
Shutterfly, Inc. (a)	(179)	(8,678)
Silicon Laboratories, Inc. (a)	(575)	(45,942)
Square, Inc., Class A (a)	(3,211)	(92,509)
Starwood Property Trust, Inc. REIT	(1,309)	(28,431)
Starwood Waypoint Homes REIT	(8,576)	(311,909)
Sucampo Pharmaceuticals, Inc., Class A (a)	(5,942)	(70,116)
Synaptics, Inc. (a)	(405)	(15,868)
Team, Inc. (a)	(3,526)	(47,072)
Teladoc, Inc. (a)	(2,415)	(80,057)
Teradyne, Inc.	(1,609)	(60,000)
Tesla, Inc. (a)	(528)	(180,101)
The Greenbrier Cos., Inc.	(999)	(48,102)
The KeyW Holding Corp. (a)	(1,972)	(15,007)
The Medicines Co. (a)	(1,055)	(39,077)
The Priceline Group, Inc. (a)	(15)	(27,462)
TiVo Corp.	(1,609)	(31,939)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Trinity Industries, Inc.	(517)	$(16,492)
Twitter, Inc. (a)	(1,226)	(20,683)
Virtus Investment Partners, Inc.	(883)	(102,472)
Wayfair, Inc., Class A (a)	(784)	(52,842)
Weatherford International PLC (a)	(7,843)	(35,921)
Workday, Inc., Class A (a)	(928)	(97,802)
World Wrestling Entertainment, Inc., Class A	(1,139)	(26,823)
Wright Medical Group NV (a)	(10,796)	(279,293)
Zillow Group, Inc., Class C (a)	(371)	(14,918)
		(7,888,500)
Total Common Stocks (Proceeds $7,590,837)		(8,266,115)
Exchange-Traded Funds | (11.8)%
Energy Select Sector SPDR Fund	(1,200)	(82,176)
iShares 7-10 Year Treasury Bond ETF	(8,792)	(936,524)
iShares Nasdaq Biotechnology ETF	(200)	(66,718)
iShares Russell 2000 ETF	(1,200)	(177,816)
SPDR S&P 500 ETF Trust	(2,400)	(602,952)
SPDR S&P Retail ETF	(1,200)	(50,124)
Total Exchange-Traded Funds (Proceeds $1,895,842)		(1,916,310)
Total Securities Sold Short (Proceeds $9,486,679)		(10,182,425)
Total Investments | 98.0% (Cost and short proceeds $15,789,389) (f)		$15,935,734
Cash and Other Assets in Excess of Liabilities | 2.0%		319,964
Net Assets | 100.0%		$16,255,698

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	423,102	CAD	515,000	SSB	12/20/17	$10,153	$—
USD	26,455	EUR	22,000	SSB	12/20/17	339	—
USD	232,967	JPY	26,047,000	SSB	12/20/17	608	—
USD	234,939	JPY	25,933,000	SSB	12/20/17	3,597	—
Total gross unrealized appreciation on Forward Currency Contracts						$14,697	$—

Written Options open at September 30, 2017:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Bottomline Technologies de, Inc. 30	RBS	6	$30.00	12/15/17	$600	$1,254	$(510)
BroadSoft, Inc. 40	RBS	2	40.00	11/17/17	200	236	(80)
Illumina, Inc. 200	RBS	4	200.00	10/20/17	400	1,578	(2,120)
Incyte Corp. 120	RBS	7	120.00	01/19/18	700	7,025	(10,199)
Intercept Pharmaceuticals, Inc. 95	RBS	1	95.00	10/20/17	100	339	(3,520)
Microchip Technology, Inc. 85	RBS	3	85.00	11/17/17	300	578	(495)
Molson Coors Brewing Co. 92.5	RBS	3	92.50	10/20/17	300	1,062	(3,150)
Nabors Industries, Ltd. 6	RBS	11	6.00	12/15/17	1,100	609	(132)
Navistar International Corp. 42	RBS	12	42.00	10/20/17	1,200	845	(540)
Oasis Petroleum, Inc. 8	RBS	12	8.00	11/17/17	1,200	402	(300)
PDC Energy, Inc. 45	RBS	13	45.00	01/19/18	1,300	3,720	(3,185)
Team, Inc.10	RBS	5	10.00	12/15/17	500	210	(75)
Twitter, Inc. 17	RBS	27	17.00	10/20/17	2,700	855	(1,512)
Yandex NV 29	RBS	11	29.00	01/19/18	1,100	2,707	(1,320)
Zillow Group, Inc. 40	RBS	7	40.00	11/17/17	700	1,414	(1,435)
Total Written Options		124				$22,834	$(28,573)

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio
Common Stocks | 94.8%
Air Freight & Logistics | 2.3%
United Parcel Service, Inc., Class B (a), (h)	18,125	$2,176,631
Airlines | 1.1%
Alaska Air Group, Inc.	13,500	1,029,645
Banks | 11.9%
Citigroup, Inc. (a), (h)	42,585	3,097,633
Citizens Financial Group, Inc. (a), (h)	70,470	2,668,699
Comerica, Inc. (a), (h)	41,055	3,130,854
SunTrust Banks, Inc. (a), (h)	43,700	2,611,949
		11,509,135
Beverages | 1.0%
Molson Coors Brewing Co., Class B	11,740	958,454
Biotechnology | 5.7%
Agios Pharmaceuticals, Inc. (a), (h)	18,205	1,215,184
Biogen, Inc. (a), (h)	3,698	1,157,918
BioMarin Pharmaceutical, Inc.	5,835	543,063
Celgene Corp. (a), (h)	17,695	2,580,285
		5,496,450
Building Products | 1.5%
Johnson Controls International PLC (a), (h)	35,455	1,428,482
Capital Markets | 6.5%
Intercontinental Exchange, Inc. (a), (h)	91,260	6,269,562
Communications Equipment | 7.8%
Cisco Systems, Inc. (a), (h)	65,560	2,204,783
Motorola Solutions, Inc. (a), (h)	50,017	4,244,943
Palo Alto Networks, Inc.	7,690	1,108,129
		7,557,855
Diversified Telecommunication Services | 4.1%
AT&T, Inc. (a), (h)	99,770	3,907,991
Electrical Equipment | 5.0%
Eaton Corp. PLC (a), (h)	20,650	1,585,713
Rockwell Automation, Inc. (a), (h)	17,956	3,199,939
		4,785,652
Energy Equipment & Services | 1.1%
NCS Multistage Holdings, Inc.	42,400	1,020,992
Equity Real Estate Investment Trusts (REITs) | 2.2%
Prologis, Inc. (a), (h)	33,035	2,096,401
Food & Staples Retailing | 0.3%
Walgreens Boots Alliance, Inc. (a), (h)	4,125	318,532
Health Care Equipment & Supplies | 2.4%
Medtronic PLC (a), (h)	30,100	2,340,877
Description	Shares	Fair Value
Health Care Providers & Services | 1.6%
Humana, Inc. (a), (h)	6,470	$1,576,286
Industrial Conglomerates | 2.3%
Honeywell International, Inc. (a), (h)	15,264	2,163,519
Internet Software & Services | 5.7%
Alphabet, Inc., Class C (a), (h)	1,635	1,568,145
eBay, Inc. (a), (h)	73,025	2,808,541
Facebook, Inc., Class A (a), (h)	6,786	1,159,524
		5,536,210
IT Services | 5.1%
DXC Technology Co. (a), (h)	27,501	2,361,786
FleetCor Technologies, Inc.	6,935	1,073,330
Visa, Inc., Class A (a), (h)	13,984	1,471,676
		4,906,792
Life Sciences Tools & Services | 1.5%
Thermo Fisher Scientific, Inc. (a), (h)	7,844	1,484,085
Machinery | 5.9%
Deere & Co. (a), (h)	9,100	1,142,869
Dover Corp. (a), (h)	23,000	2,101,970
Parker-Hannifin Corp. (a), (h)	14,180	2,481,784
		5,726,623
Media | 3.6%
Comcast Corp., Class A (a), (h)	90,085	3,466,471
Oil, Gas & Consumable Fuels | 3.1%
ConocoPhillips (a), (h)	60,520	3,029,026
Pharmaceuticals | 1.0%
Allergan PLC	4,900	1,004,255
Semiconductors & Semiconductor Equipment | 4.1%
Applied Materials, Inc. (a), (h)	20,600	1,073,054
Cypress Semiconductor Corp. (a)	124,286	1,866,776
Skyworks Solutions, Inc.	9,472	965,197
		3,905,027
Specialty Retail | 5.9%
Floor & Decor Holdings, Inc., Class A (a), (h)	54,700	2,129,471
Lowe’s Cos., Inc. (a), (h)	44,882	3,587,867
		5,717,338
Textiles, Apparel & Luxury Goods | 2.1%
Lululemon Athletica, Inc. (a), (h)	32,610	2,029,972
Total Common Stocks (Cost $79,119,833)		91,442,263
Short-Term Investments | 68.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $66,140,136)	66,140,136	66,140,136

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio (continued)
Total Investments excluding Securities Sold Short | 163.4% (Cost $145,259,969)		$157,582,399
Securities Sold Short | (63.7)%
Air Freight & Logistics | (0.6)%
Expeditors International of Washington, Inc.	(9,498)	(568,550)
Airlines | (1.0)%
JetBlue Airways Corp. (a)	(53,100)	(983,943)
Auto Components | (1.3)%
Adient PLC	(15,447)	(1,297,394)
Banks | (7.5)%
Glacier Bancorp, Inc.	(14,800)	(558,848)
People’s United Financial, Inc.	(114,733)	(2,081,257)
Signature Bank (a)	(5,803)	(743,016)
Umpqua Holdings Corp.	(73,300)	(1,430,083)
United Bankshares, Inc.	(22,485)	(835,318)
Wells Fargo & Co.	(28,343)	(1,563,116)
		(7,211,638)
Biotechnology | (2.3)%
Acorda Therapeutics, Inc. (a)	(27,885)	(659,480)
Seattle Genetics, Inc. (a)	(14,700)	(799,827)
United Therapeutics Corp. (a)	(6,400)	(750,016)
		(2,209,323)
Capital Markets | (5.0)%
Federated Investors, Inc., Class B	(29,600)	(879,120)
Franklin Resources, Inc.	(22,185)	(987,454)
T Rowe Price Group, Inc.	(12,135)	(1,100,038)
The Charles Schwab Corp.	(23,400)	(1,023,516)
Waddell & Reed Financial, Inc., Class A	(41,063)	(824,135)
		(4,814,263)
Chemicals | (0.7)%
The Mosaic Co.	(29,600)	(639,064)
Commercial Services & Supplies | (0.5)%
Stericycle, Inc. (a)	(6,610)	(473,408)
Communications Equipment | (0.5)%
Infinera Corp. (a)	(53,814)	(477,330)
Construction & Engineering | (1.1)%
Fluor Corp.	(25,654)	(1,080,033)
Consumer Finance | (0.8)%
Synchrony Financial	(24,500)	(760,725)
Containers & Packaging | (1.2)%
International Paper Co.	(10,000)	(568,200)
Description	Shares	Fair Value
WestRock Co.	(9,900)	$(561,627)
		(1,129,827)
Diversified Financial Services | (1.0)%
Voya Financial, Inc.	(24,705)	(985,482)
Electronic Equipment, Instruments & Components | (1.7)%
AU Optronics Corp. Sponsored ADR	(203,900)	(823,756)
LG Display Co., Ltd. ADR	(59,100)	(793,122)
		(1,616,878)
Food & Staples Retailing | (0.5)%
Casey’s General Stores, Inc.	(4,500)	(492,525)
Food Products | (1.5)%
Snyder’s-Lance, Inc.	(37,015)	(1,411,752)
Health Care Equipment & Supplies | (1.0)%
DexCom, Inc. (a)	(10,600)	(518,605)
Glaukos Corp. (a)	(12,500)	(412,500)
		(931,105)
Health Care Providers & Services | (2.6)%
Fresenius Medical Care AG & Co. KGaA ADR	(25,400)	(1,241,806)
LifePoint Health, Inc. (a)	(12,935)	(748,937)
McKesson Corp.	(3,150)	(483,871)
		(2,474,614)
Hotels, Restaurants & Leisure | (2.7)%
Cracker Barrel Old Country Store, Inc.	(9,878)	(1,497,702)
The Cheesecake Factory, Inc.	(26,850)	(1,130,922)
		(2,628,624)
Industrial Conglomerates | (1.8)%
Carlisle Cos., Inc.	(7,955)	(797,807)
General Electric Co.	(39,350)	(951,483)
		(1,749,290)
Internet Software & Services | (1.0)%
MuleSoft, Inc.	(22,785)	(458,890)
TrueCar, Inc. (a)	(31,000)	(489,490)
		(948,380)
IT Services | (6.7)%
Acxiom Corp. (a)	(21,835)	(538,014)
Alliance Data Systems Corp.	(3,632)	(804,670)
Amdocs, Ltd.	(16,046)	(1,032,079)
International Business Machines Corp.	(6,740)	(977,839)
Paychex, Inc.	(18,255)	(1,094,570)
Teradata Corp. (a)	(60,100)	(2,030,779)
		(6,477,951)
Leisure Products | (1.9)%
Polaris Industries, Inc.	(17,721)	(1,854,148)

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio (concluded)
Life Sciences Tools & Services | (1.1)%
Waters Corp. (a)	(5,769)	$(1,035,651)
Machinery | (0.6)%
Graco, Inc.	(4,717)	(583,446)
Multiline Retail | (1.1)%
Macy’s, Inc.	(47,856)	(1,044,218)
Pharmaceuticals | (3.1)%
Merck & Co., Inc.	(9,434)	(604,059)
Roche Holding AG Sponsored ADR	(31,900)	(1,020,800)
Sanofi ADR	(12,207)	(607,787)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	(40,200)	(707,520)
		(2,940,166)
Semiconductors & Semiconductor Equipment | (2.1)%
Intel Corp.	(28,517)	(1,085,927)
ON Semiconductor Corp. (a)	(52,600)	(971,522)
		(2,057,449)
Software | (1.8)%
Appian Corp.	(22,480)	(639,781)
Blackline, Inc.	(9,200)	(313,904)
Manhattan Associates, Inc. (a)	(11,495)	(477,847)
Zendesk, Inc. (a)	(11,800)	(343,498)
		(1,775,030)
Specialty Retail | (3.8)%
The Children’s Place, Inc.	(7,400)	(874,310)
Tractor Supply Co.	(12,355)	(781,948)
Urban Outfitters, Inc. (a)	(30,300)	(724,170)
Williams-Sonoma, Inc.	(26,590)	(1,325,777)
		(3,706,205)
Textiles, Apparel & Luxury Goods | (1.5)%
Hanesbrands, Inc.	(35,363)	(871,344)
PVH Corp.	(4,806)	(605,845)
		(1,477,189)
Thrifts & Mortgage Finance | (2.0)%
New York Community Bancorp, Inc.	(149,880)	(1,931,953)
Trading Companies & Distributors | (1.7)%
HD Supply Holdings, Inc. (a)	(17,600)	(634,832)
MSC Industrial Direct Co., Inc., Class A	(6,700)	(506,319)
Description	Shares	Fair Value
WW Grainger, Inc.	(2,888)	$(519,118)
		(1,660,269)
Total Securities Sold Short (Proceeds $59,065,275)		(61,427,823)
Total Investments | 99.7% (Cost and short proceeds $86,194,694)		$96,154,576
Cash and Other Assets in Excess of Liabilities | 0.3%		292,524
Net Assets | 100.0%		$96,447,100

The Lazard Funds, Inc. Notes to Portfolios of Investments September 30, 2017 (unaudited)

(a) Non-income producing security.

(b) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(c) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2017, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.3%
Emerging Markets Equity Advantage	0.8
Emerging Markets Multi-Asset	1.7
Emerging Markets Debt	7.1
Explorer Total Return	5.8
Emerging Markets Income	2.2
US Corporate Income	44.8
US Short Duration Fixed Income	1.8
Global Fixed Income	1.2
Global Dynamic Multi-Asset	0.5
Enhanced Opportunities	18.7

(d) Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2017.

(e) Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2017 which may step up at a future date.

(f) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

(g) Date shown is the next perpetual call date.

(h) Some or all of this security position has been pledged to cover collateral requirements on securities sold short.

(i) Lazard Real Assets and Pricing Opportunities Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.

(j) The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Emerging Markets Equity Portfolio for the period ended September 30, 2017 were as follows:

Non-Controlled Affiliates	Number of Shares Held at December 31, 2016	Gross Additions	Gross Reductions	Number of Shares Held at September 30, 2017	Fair Value at September 30, 2017	Investment Income	Realized Gain (Loss)
PPC, Ltd.	86,074,258	14,374,275	(12,562,372)	87,886,161	$41,264,713	$—	$(21,530,651)
Weichai Power Co., Ltd., Class H	71,090,644	88,968,644	(11,059,000)	149,000,288	163,908,137	4,549,165	(3,521,347)
Total Affiliated Securities (Fair Value is 1.59% of Net Assets)					$205,172,850	$4,549,165	$(25,051,998)

Security Abbreviations:

ADR	-	American Depositary Receipt	LIBOR	-	London Interbank Offered Rate
ARPP7DRR	-	Argentina Central bank 7 Day Repo Referrence Rate	NTN-B	-	Brazil Sovereign “Nota do Tesouro Nacional” Series B
BADLARPP	-	Argentina Deposit Rates Badlar Private Banks	NTN-F	-	Brazil Sovereign “Nota do Tesouro Nacional” Series F
BBSW	-	Bank Bill Swap Rate	NVDR	-	Non-Voting Depository Receipt
CMT	-	Constant Maturity Treasury	PJSC	-	Public Joint Stock Company
ETF	-	Exchange-Traded Fund	REIT	-	Real Estate Investment Trust
GDR	-	Global Depositary Receipt	WIBOR	-	Warsaw Interbank Offered Rate
JIBAR	-	Johannesburg Interbank Average Rate
JSC	-	Joint Stock Company

Currency Abbreviations:
ARS	-	Argentinian Peso	KRW	-	South Korean Won
AUD	-	Australian Dollar	KZT	-	Kazakhstan Tenge
BRL	-	Brazilian Real	MAD	-	Moroccan Dirham
CAD	-	Canadian Dollar	MXN	-	Mexican New Peso
CHF	-	Swiss Franc	MYR	-	Malaysian Ringgit
CLP	-	Chilean Peso	NOK	-	Norwegian Krone
CNY	-	Chinese Renminbi	NZD	-	New Zealand Dollar
COP	-	Colombian Peso	PEN	-	Peruvian Nuevo Sol
CZK	-	Czech Koruna	PHP	-	Philippine Peso
DKK	-	Danish Krone	PLN	-	Polish Zloty
DOP	-	Dominican Republic Peso	RON	-	New Romanian Leu
EGP	-	Egyptian Pound	RSD	-	Serbian Dinar
EUR	-	Euro	RUB	-	Russian Ruble
GBP	-	British Pound Sterling	SEK	-	Swedish Krona
GHS	-	Ghanaian Cedi	SGD	-	Singapore Dollar
HKD	-	Hong Kong Dollar	THB	-	Thai Baht
HUF	-	Hungarian Forint	TRY	-	New Turkish Lira
IDR	-	Indonesian Rupiah	TWD	-	Taiwan Dollar
ILS	-	Israeli Shekel	USD	-	United States Dollar
INR	-	Indian Rupee	UYU	-	Uruguayan Peso
JPY	-	Japanese Yen	ZAR	-	South African Rand

Counterparty Abbreviations:
BNP	-	BNP Paribas SA	JPMS	-	JP Morgan Securities, Inc
BOA	-	Bank of America NA	MEL	-	The Bank of New York Mellon Corp.
BRC	-	Barclays Bank PLC	RBC	-	Royal Bank of Canada
CAN	-	Canadian Imperial Bank of Commerce	RBS	-	RBS Securities, Inc.
CIT	-	Citibank NA	SCB	-	Standard Chartered Bank
GSC	-	Goldman Sachs International	SSB	-	State Street Bank and Trust Co.
HSB	-	HSBC Bank USA NA	UBS	-	UBS AG
JPM	-	JPMorgan Chase Bank NA

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Concentrated Portfolio
Industry*
Aerospace & Defense	0.8%	—%	—%
Air Freight & Logistics	1.6	0.9	—
Airlines	1.3	0.9	—
Auto Components	3.6	4.8	4.7
Automobiles	1.5	—	—
Banks	9.6	6.8	8.6
Beverages	4.7	3.6	4.6
Biotechnology	2.3	2.0	5.3
Building Products	2.1	2.0	—
Capital Markets	1.3	1.2	—
Chemicals	1.8	—	—
Construction & Engineering	2.4	1.9	4.0
Containers & Packaging	—	—	2.8
Diversified Financial Services	—	0.7	—
Diversified Telecommunication Services	4.0	3.2	—
Electric Utilities	1.1	1.1	—
Energy Equipment & Services	0.6	—	—
Food & Staples Retailing	0.8	—	—
Food Products	—	1.2	—
Health Care Equipment & Supplies	2.8	2.6	6.7
Hotels, Restaurants & Leisure	—	1.6	—
Household Durables	1.3	1.0	—
Industrial Conglomerates	—	1.3	—
Insurance	8.1	9.3	8.0
Internet Software & Services	—	3.4	6.1
IT Services	2.3	4.5	3.3
Leisure Products	0.5	—	—
Machinery	2.2	2.6	3.2
Marine	1.4	—	2.2
Media	1.0	—	2.7
Metals & Mining	2.2	1.7	2.8
Multiline Retail	2.0	1.9	—
Oil, Gas & Consumable Fuels	6.4	5.0	4.0
Personal Products	3.0	3.1	3.8
Pharmaceuticals	3.0	2.2	—
Professional Services	4.0	3.1	5.2
Real Estate Management & Development	2.9	2.5	—
Road & Rail	1.4	1.4	—
Semiconductors & Semiconductor Equipment	1.5	4.0	4.1
Software	2.6	2.5	—
Specialty Retail	0.7	0.5	—
Technology Hardware, Storage & Peripherals	—	2.3	3.0
Textiles, Apparel & Luxury Goods	—	0.8	—
Tobacco	2.7	2.4	4.8
Trading Companies & Distributors	2.8	2.5	—
Water Utilities	—	0.8	1.8
Wireless Telecommunication Services	1.2	2.5	4.1
Subtotal	95.5	95.8	95.8
Short-Term Investments	—	3.8	4.0
Total Investments	95.5%	99.6%	99.8%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard International Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Small Cap Equity Portfolio
Industry*
Aerospace & Defense	2.7%	0.2%	—%
Air Freight & Logistics	—	0.2	—
Airlines	—	2.8	—
Auto Components	3.1	2.5	1.3
Automobiles	—	2.0	—
Banks	8.5	11.1	—
Beverages	6.9	0.4	—
Biotechnology	2.6	2.3	—
Building Products	1.2	1.5	3.6
Capital Markets	3.3	3.0	4.1
Chemicals	—	3.6	0.8
Commercial Services & Suppliers	—	—	2.7
Construction & Engineering	—	1.3	—
Consumer Finance	1.6	—	1.1
Containers & Packaging	—	0.2	3.8
Diversified Consumer Services	—	—	1.2
Diversified Financial Services	0.8	1.0	4.0
Diversified Telecommunication Services	—	3.2	1.8
Electric Utilities	—	1.5	—
Electrical Equipment	—	1.9	1.2
Electronic Equipment, Instruments & Components	1.2	1.2	6.5
Energy Equipment & Services	—	0.6	2.3
Equity Real Estate Investment Trusts (REITs)	—	0.6	1.9
Food & Staples Retailing	—	0.9	—
Food Products	1.7	4.8	2.3
Gas Utilities	—	0.2	—
Health Care Equipment & Supplies	2.0	1.6	—
Health Care Providers & Services	1.4	0.1	1.1
Health Care Technology	—	—	1.4
Hotels, Restaurants & Leisure	2.6	2.4	3.4
Household Durables	—	3.6	—
Household Products	—	0.1	—
Industrial Conglomerates	—	1.2	—
Insurance	8.7	5.7	1.0
Internet & Catalog Retail	—	0.4	—
Internet Software & Services	2.6	0.4	5.5
IT Services	3.5	0.7	1.7
Leisure Products	1.8	—	—
Life Sciences Tools & Services	—	0.4	1.6
Machinery	7.3	1.6	9.6
Marine	—	0.3	1.7
Media	6.7	—	5.6
Metals & Mining	0.7	1.9	1.2
Multiline Retail	2.5	0.5	1.4
Multi-Utilities	—	1.3	—
Oil, Gas & Consumable Fuels	4.7	5.9	0.9
Paper & Forest Products	—	0.2	—
Personal Products	1.3	3.5	—
Pharmaceuticals	—	7.3	0.8
Professional Services	1.6	1.1	3.1
Real Estate Management & Development	2.5	3.9	6.8

Road & Rail	—	1.0	—
Semiconductors & Semiconductor Equipment	3.6	1.9	0.9
Software	—	1.6	3.7
Specialty Retail	—	0.6	2.0
Technology Hardware, Storage & Peripherals	—	1.4	0.8
Textiles, Apparel & Luxury Goods	1.6	—	2.0
Thrifts & Mortgage Finance	1.1	—	—
Tobacco	3.2	0.2	—
Trading Companies & Distributors	1.2	0.9	2.0
Wireless Telecommunication Services	—	1.7	—
Subtotal	94.2	100.4	96.8
Short-Term Investments	4.9	1.2	2.3
Total Investments	99.1%	101.6%	99.1%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
Industry*
Aerospace & Defense	—%	2.2%	2.2%	2.6%	—%	—%
Airlines	—	—	—	2.7	—	1.0
Auto Components	—	1.4	1.5	1.0	1.4	1.0
Automobiles	—	—	—	—	3.8	3.2
Banks	—	6.7	4.6	4.4	24.8	20.9
Beverages	—	8.3	9.0	1.4	1.7	0.8
Biotechnology	—	2.8	5.6	1.2	—	—
Building Products	—	2.2	—	0.5	—	—
Capital Markets	—	5.6	6.0	2.6	—	—
Chemicals	4.1	3.4	2.3	1.4	—	2.9
Commercial Services & Suppliers	6.0	—	—	2.1	—	—
Communications Equipment	4.5	1.9	1.4	0.8	—	—
Construction & Engineering	—	—	—	1.0	—	—
Construction Materials	—	—	—	—	1.6	—
Consumer Finance	—	1.1	—	0.3	—	—
Containers & Packaging	—	1.0	—	1.0	—	—
Distributors	—	—	—	—	1.0	—
Diversified Consumer Services	4.4	—	0.8	—	—	1.4
Diversified Financial Services	—	—	—	0.1	—	1.6
Diversified Telecommunication Services	—	—	0.8	4.1	2.6	2.4
Electric Utilities	3.5	—	—	5.0	—	—
Electrical Equipment	1.0	2.6	1.0	0.6	0.3	—
Electronic Equipment, Instruments & Components	—	1.1	—	1.3	1.9	3.6
Energy Equipment & Services	—	1.4	1.1	0.3	—	0.6
Equity Real Estate Investment Trusts (REITs)	—	—	—	3.1	—	—
Food & Staples Retailing	—	—	—	4.4	2.5	—
Food Products	—	1.0	1.0	3.2	—	1.1
Gas Utilities	—	—	—	0.4	0.8	—
Health Care Equipment & Supplies	4.0	1.3	1.7	2.3	—	—
Health Care Providers & Services	11.7	—	—	2.3	0.6	—
Hotels, Restaurants & Leisure	6.1	1.2	1.5	4.6	—	—
Household Durables	—	—	—	0.3	1.2	2.4
Household Products	—	—	—	1.2	0.8	—
Independent Power and Renewable Electricity Producers	—	—	—	—	—	0.8
Industrial Conglomerates	—	1.7	—	1.9	1.9	1.3
Insurance	—	5.9	8.8	5.6	3.5	3.8
Internet & Catalog Retail	—	—	0.7	0.2	—	1.8
Internet Software & Services	3.8	6.0	7.3	0.7	5.9	12.3
IT Services	9.7	7.7	6.3	3.7	6.3	—
Leisure Products	—	0.8	—	0.5	—	—
Life Sciences Tools & Services	—	3.0	1.3	0.3	—	0.2
Machinery	—	1.7	3.1	1.3	1.3	—
Marine	—	—	0.9	—	—	—
Media	8.0	—	5.6	1.6	—	1.8
Metals & Mining	—	0.7	—	1.3	1.3	5.4
Multiline Retail	—	1.7	1.0	0.7	0.6	0.4
Multi-Utilities	—	—	—	3.6	—	—
Oil, Gas & Consumable Fuels	—	—	1.5	5.3	7.9	5.7
Paper & Forest Products	—	—	—	0.3	—	1.2
Personal Products	—	1.9	—	1.0	0.1	1.2

Pharmaceuticals	—	1.9	1.6	3.5	—	—
Professional Services	3.1	4.3	1.0	—	—	—
Real Estate Management & Development	—	1.4	2.3	3.0	—	0.7
Road & Rail	2.1	1.7	1.5	1.2	0.9	—
Semiconductors & Semiconductor Equipment	7.1	1.7	4.4	2.0	7.1	8.6
Software	8.6	3.1	5.6	0.9	—	1.1
Specialty Retail	—	1.6	—	2.9	—	—
Technology Hardware, Storage & Peripherals	—	1.9	—	—	4.4	6.1
Textiles, Apparel & Luxury Goods	2.0	—	—	0.4	—	0.5
Thrifts & Mortgage Finance	—	0.7	—	—	—	—
Tobacco	—	0.9	2.7	0.5	1.3	0.5
Trading Companies & Distributors	2.2	1.2	1.1	—	—	—
Transportation Infrastructure	4.6	—	—	0.3	1.8	1.7
Wireless Telecommunication Services	—	—	—	0.2	9.5	0.9
Subtotal	96.5	96.7	97.2	99.1	98.8	98.9
Short-Term Investments	—	4.0	—	8.3	0.8	1.9
Total Investments	96.5%	100.7%	97.2%	107.4%	99.6%	100.8%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio
Industry*
Aerospace & Defense	1.7%	—%
Air Freight & Logistics	1.8	—
Airlines	—	0.8
Auto Components	2.7	0.5
Automobiles	3.7	2.0
Banks	24.3	18.5
Building Products	—	0.2
Capital Markets	—	1.2
Chemicals	—	2.6
Commercial Services & Suppliers	—	0.3
Construction & Engineering	2.3	0.5
Construction Materials	1.6	0.6
Consumer Finance	1.7	0.5
Diversified Consumer Services	2.1	0.4
Diversified Financial Services	—	1.2
Diversified Telecommunication Services	—	2.7
Electric Utilities	—	1.5
Electrical Equipment	1.3	0.5
Electronic Equipment, Instruments & Components	2.8	4.2
Equity Real Estate Investment Trusts (REITs)	1.0	—
Food & Staples Retailing	2.1	1.1
Food Products	0.6	2.3
Gas Utilities	1.2	0.2
Health Care Equipment & Supplies	—	0.5
Health Care Providers & Services	—	0.2
Hotels, Restaurants & Leisure	—	0.9
Household Durables	2.1	0.7
Industrial Conglomerates	—	1.2
Insurance	2.2	3.0
Internet & Catalog Retail	—	0.4
Internet Software & Services	14.3	10.4
IT Services	—	2.8
Machinery	3.0	0.8
Media	1.4	1.5
Metals & Mining	2.5	3.7
Multiline Retail	—	0.1
Oil, Gas & Consumable Fuels	8.4	8.0
Paper & Forest Products	—	1.3
Personal Products	—	0.3
Pharmaceuticals	2.5	1.2
Real Estate Management & Development	—	3.5
Semiconductors & Semiconductor Equipment	4.7	6.5
Software	1.0	—
Specialty Retail	—	1.3
Technology Hardware, Storage & Peripherals	3.6	5.5
Textiles, Apparel & Luxury Goods	1.3	—
Tobacco	—	0.7

Trading Companies & Distributors	—	0.1
Transportation Infrastructure	—	0.7
Water Utilities	1.4	0.5
Wireless Telecommunication Services	—	2.5
Subtotal	99.3	100.1
Short-Term Investments	1.1	1.2
Total Investments	100.4%	101.3%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Emerging Markets Equity Blend Portfolio
Industry*
Aerospace & Defense	0.6%
Auto Components	1.7
Automobiles	2.9
Banks	22.4
Beverages	0.8
Capital Markets	0.5
Chemicals	1.6
Commercial Services & Suppliers	0.5
Construction & Engineering	1.3
Construction Materials	0.8
Consumer Finance	0.6
Containers & Packaging	0.1
Diversified Consumer Services	1.6
Diversified Telecommunication Services	0.8
Electrical Equipment	0.1
Electronic Equipment, Instruments & Components	4.7
Energy Equipment & Services	0.4
Equity Real Estate Investment Trusts (REITs)	0.8
Food & Staples Retailing	1.8
Food Products	0.2
Health Care Equipment & Supplies	0.5
Hotels, Restaurants & Leisure	0.5
Household Durables	0.5
Household Products	0.5
Industrial Conglomerates	0.7
Insurance	1.9
Internet Software & Services	11.6
IT Services	2.3
Machinery	0.7
Media	0.6
Metals & Mining	1.7
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	1.0
Real Estate Management & Development	0.2
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	8.6
Software	1.4
Technology Hardware, Storage & Peripherals	4.4
Textiles, Apparel & Luxury Goods	0.7
Thrifts & Mortgage Finance	0.7
Tobacco	0.3
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.8
Water Utilities	0.5
Wireless Telecommunication Services	2.9
Subtotal	96.4
Short-Term Investments	3.6
Total Investments	100.0%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Multi-Asset Portfolio	Lazard Emerging Markets Debt Portfolio
Industry*
Aerospace & Defense	0.4%	—%
Auto Components	1.0	—
Automobiles	2.0	—
Banks	15.5	3.0
Beverages	0.5	—
Capital Markets	0.4	—
Chemicals	1.0	—
Commercial Services & Suppliers	0.3	—
Communications Equipment	0.1	—
Construction & Engineering	0.9	—
Construction Materials	0.5	—
Consumer Finance	0.4	—
Containers & Packaging	0.1	—
Diversified Consumer Services	1.1	—
Diversified Financial Services	0.1	—
Diversified Telecommunication Services	0.6	0.2
Electric Utilities	0.4	2.2
Electrical Equipment	0.1	—
Electronic Equipment, Instruments & Components	3.1	—
Energy Equipment & Services	0.3	0.1
Equity Real Estate Investment Trusts (REITs)	0.5	—
Food & Staples Retailing	1.2	—
Food Products	0.2	—
Health Care Equipment & Supplies	0.3	—
Hotels, Restaurants & Leisure	0.3	—
Household Durables	0.3	—
Household Products	0.3	—
Independent Power and Renewable Electricity Producers	0.3	0.5
Industrial Conglomerates	0.5	—
Insurance	1.3	—
Internet Software & Services	7.8	—
IT Services	1.5	—
Machinery	0.4	—
Media	0.5	—
Metals & Mining	1.1	0.2
Multiline Retail	0.1	—
Oil, Gas & Consumable Fuels	6.0	2.7
Pharmaceuticals	0.7	—
Real Estate Management & Development	0.1	—
Road & Rail	0.9	0.2
Semiconductors & Semiconductor Equipment	5.6	—
Software	0.9	—
Technology Hardware, Storage & Peripherals	2.9	—
Textiles, Apparel & Luxury Goods	0.4	—
Thrifts & Mortgage Finance	0.4	0.1
Tobacco	0.2	—
Trading Companies & Distributors	0.4	—
Transportation Infrastructure	0.5	—

Water Utilities	0.3	—
Wireless Telecommunication Services	2.2	0.3
Subtotal	66.9	9.5
Foreign Government Obligations	11.7	85.2
Supranationals	0.1	—
US Treasury Securities	11.9	—
Short-Term Investments	8.2	6.4
Total Investments	98.8%	101.1%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Explorer Total Return Portfolio
Industry*
Banks	1.9%
Capital Markets	0.2
Communications Equipment	0.4
Diversified Financial Services	0.3
Diversified Telecommunication Services	0.4
Electric Utilities	1.5
Independent Power and Renewable Electricity Producers	0.9
Media	0.3
Metals & Mining	1.0
Multiline Retail	0.3
Oil, Gas & Consumable Fuels	4.9
Wireless Telecommunication Services	1.7
Subtotal	13.8
Foreign Government Obligations	32.2
US Treasury Securities	44.2
Short-Term Investments	8.6
Purchased Options	0.1
Total Investments	98.9%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Fixed Income Portfolio	Lazard Global Realty Equity Portfolio
Industry*
Automobiles	2.2%	—%
Banks	6.9	—
Beverages	2.2	—
Capital Markets	3.2	—
Containers & Packaging	0.2	—
Diversified Telecommunication Services	1.7	—
Electric Utilities	1.4	—
Equity Real Estate Investment Trusts (REITs)	—	65.7
Food Products	0.9	—
Health Care Providers & Services	1.8	—
Internet & Catalog Retail	1.3	—
Internet Software & Services	0.7	—
Machinery	1.8	—
Media	1.2	—
Pharmaceuticals	0.6	—
Real Estate Management & Development	—	32.7
Road & Rail	1.1	—
Software	2.1	—
Specialty Retail	1.1	—
Technology Hardware, Storage & Peripherals	2.0	—
Textiles, Apparel & Luxury Goods	1.0	—
Trading Companies & Distributors	1.3	—
Subtotal	34.7	98.4
Foreign Government Obligations	46.2	—
Supranationals	6.8	—
US Municipal Bonds	5.6	—
US Treasury Securities	5.9	—
Short-Term Investments	1.2	2.3
Total Investments	100.4%	100.7%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Listed Infrastructure Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio
Industry*
Aerospace & Defense	—%	1.8%
Airlines	—	0.7
Auto Components	—	0.7
Automobiles	—	0.1
Banks	—	1.9
Biotechnology	—	0.6
Building Products	—	0.1
Capital Markets	—	1.1
Chemicals	—	1.0
Commercial Services & Suppliers	—	0.5
Communications Equipment	—	0.5
Construction & Engineering	7.8	0.9
Construction Materials	—	0.3
Consumer Finance	—	0.1
Containers & Packaging	—	0.2
Distributors	—	0.2
Diversified Telecommunication Services	—	1.4
Electric Utilities	16.6	2.9
Electrical Equipment	—	0.1
Electronic Equipment, Instruments & Components	—	0.2
Energy Equipment & Services	—	0.4
Equity Real Estate Investment Trusts (REITs)	—	12.8
Food & Staples Retailing	—	1.4
Food Products	—	1.3
Gas Utilities	3.2	0.9
Health Care Providers & Services	—	0.5
Hotels, Restaurants & Leisure	—	1.4
Household Durables	—	0.2
Household Products	—	0.3
Independent Power and Renewable Electricity Producers	—	0.4
Industrial Conglomerates	—	0.8
Insurance	—	1.3
IT Services	—	0.8
Leisure Products	—	0.2
Life Sciences Tools & Services	—	0.8
Machinery	—	0.1
Media	9.0	2.4
Metals & Mining	—	0.7
Multiline Retail	—	0.5
Multi-Utilities	4.4	1.8
Oil, Gas & Consumable Fuels	5.6	2.5
Personal Products	—	0.3
Pharmaceuticals	—	0.9
Real Estate Management & Development	—	4.9
Road & Rail	10.2	2.8
Semiconductors & Semiconductor Equipment	—	0.6
Software	—	0.3

Specialty Retail	—	0.6
Technology Hardware, Storage & Peripherals	—	0.2
Textiles, Apparel & Luxury Goods	—	0.1
Trading Companies & Distributors	—	0.1
Transportation Infrastructure	25.3	4.2
Water Utilities	7.4	1.0
Wireless Telecommunication Services	—	0.1
Subtotal	89.5	62.9
Exchange-Traded Funds	—	0.1
Foreign Government Obligations	—	10.6
US Treasury Securities	—	17.0
Short-Term Investments	8.9	22.0
Total Investments	98.4%	112.6%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Global Dynamic Multi-Asset Portfolio
Industry*
Aerospace & Defense	2.5%
Airlines	1.6
Auto Components	1.3
Automobiles	0.5
Banks	7.8
Beverages	3.7
Biotechnology	2.3
Building Products	0.8
Capital Markets	3.6
Chemicals	1.6
Commercial Services & Suppliers	0.3
Communications Equipment	0.6
Construction & Engineering	0.4
Consumer Finance	0.6
Containers & Packaging	0.4
Diversified Financial Services	0.2
Diversified Telecommunication Services	2.5
Electric Utilities	2.3
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	0.4
Equity Real Estate Investment Trusts (REITs)	1.4
Food & Staples Retailing	1.7
Food Products	1.0
Gas Utilities	0.1
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	2.7
Hotels, Restaurants & Leisure	2.0
Household Durables	1.4
Household Products	0.4
Independent Power and Renewable Electricity Producers	0.4
Industrial Conglomerates	1.9
Insurance	3.8
Internet & Catalog Retail	0.3
Internet Software & Services	1.9
IT Services	3.0
Leisure Products	0.4
Life Sciences Tools & Services	0.7
Machinery	1.2
Marine	0.2
Media	2.1
Metals & Mining	1.0
Multiline Retail	0.6
Multi-Utilities	1.6
Oil, Gas & Consumable Fuels	4.2
Personal Products	1.1
Pharmaceuticals	4.5
Professional Services	0.7

Real Estate Management & Development	1.8
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	1.9
Software	2.0
Specialty Retail	2.6
Technology Hardware, Storage & Peripherals	1.5
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	0.3
Tobacco	0.5
Trading Companies & Distributors	0.5
Wireless Telecommunication Services	0.4
Subtotal	88.8
Foreign Government Obligations	7.1
Supranationals	0.8
US Municipal Bonds	0.3
US Treasury Securities	1.6
Short-Term Investments	1.4
Total Investments	100.0%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

	Lazard Enhanced Opportunities Portfolio
Industry*	Long	Short
Aerospace & Defense	1.4%	-1.1%
Air Freight & Logistics	2.0	-1.0
Auto Components	1.2	-0.3
Automobiles	1.8	-1.1
Beverages	—	-0.1
Biotechnology	9.4	-6.5
Capital Markets	2.4	-1.0
Chemicals	1.9	-0.1
Commercial Services & Supplies	1.2	-0.3
Communications Equipment	2.4	-1.5
Construction & Engineering	1.1	-0.4
Construction Materials	1.5	-0.7
Consumer Finance	5.5	-2.3
Diversified Consumer Services	0.7	-0.5
Diversified Financial Services	2.6	-0.3
Electric Utilities	1.1	-0.4
Electronic Equipment, Instruments & Components	2.3	-0.8
Energy Equipment & Services	0.9	-0.3
Equity Real Estate Investment Trusts (REITs)	10.5	-5.6
Health Care Equipment & Supplies	7.1	-3.9
Health Care Providers & Services	1.1	-0.5
Health Care Technology	0.4	-0.1
Hotels, Restaurants & Leisure	0.7	-0.3
Household Durables	0.1	-0.2
Independent Power & Renewable Electricity Producers	0.6	—
Insurance	1.0	-0.3
Internet & Direct Marketing Retail	1.7	-0.6
Internet Software & Services	2.0	-0.8
IT Services	1.1	-0.8
Life Sciences Tools & Services	—	-0.3
Machinery	4.8	-3.6
Media	3.8	-1.2
Metals & Mining	2.9	-1.3
Mortgage Real Estate Investment Trusts (REITs)	4.8	-0.5
Oil, Gas & Consumable Fuels	4.9	-1.9
Pharmaceuticals	4.5	-1.7
Semiconductors & Semiconductor Equipment	6.2	-3.7
Software	8.6	-4.3
Technology Hardware, Storage & Peripherals	0.5	-0.1
Trading Companies & Distributors	1.1	-0.4
Subtotal	107.8	-50.8
Exchange-Traded Funds	6.0	-11.8
Purchased Options	0.1	—
Short-Term Investments	46.7	—
Total Investments	160.6%	-62.6%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about The Lazard Funds, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 27, 2017

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 27, 2017